UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number  811-04642
                                                      ---------

                          The Phoenix Edge Series Fund
           -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
           -----------------------------------------------------------
               (Address of principal executive offices) (Zip code)


              Kathleen A. McGah, Esq.
       Vice President, Chief Legal Officer,           John H. Beers, Esq.
       Counsel and Secretary for Registrant       Vice President and Counsel
          Phoenix Life Insurance Company        Phoenix Life Insurance Company
                 One American Row                      One American Row
            Hartford, CT 06103-2899                Hartford, CT 06103-2899
 -------------------------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 541-0171
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2007
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                                               [GRAPHIC OMITTED]
                                                                         PHOENIX

--------------------------------------------------------------------------------

                                                               SEMIANNUAL REPORT

                                                                THE PHOENIX EDGE
                                                                     SERIES FUND

                                                          VARIABLE PRODUCTS FUND
                                                                   JUNE 30, 2007

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

Glossary ..................................................................    2

Disclosure of Fund Expenses ...............................................    3

Schedule of Investments
    Phoenix Capital Growth Series .........................................    5
    Phoenix Growth and Income Series ......................................    7
    Phoenix Mid-Cap Growth Series .........................................   10
    Phoenix Money Market Series ...........................................   11
    Phoenix Multi-Sector Fixed Income Series ..............................   13
    Phoenix Multi-Sector Short Term Bond Series ...........................   20
    Phoenix Strategic Allocation Series ...................................   26
    Phoenix-Aberdeen International Series .................................   33
    Phoenix-Alger Small-Cap Growth Series .................................   36
    Phoenix-Duff & Phelps Real Estate Securities Series ...................   39
    Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth ........   40
    Phoenix-S&P Dynamic Asset Allocation Series: Growth ...................   41
    Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth ..........   42
    Phoenix-S&P Dynamic Asset Allocation Series: Moderate .................   43
    Phoenix-Sanford Bernstein Mid-Cap Value Series ........................   44
    Phoenix-Sanford Bernstein Small-Cap Value Series ......................   46
    Phoenix-Van Kampen Comstock Series ....................................   48
    Phoenix-Van Kampen Equity 500 Index Series ............................   50

Statement of Assets and Liabilities .......................................   56

Statement of Operations ...................................................   60

Statement of Changes In Net Assets ........................................   64

Financial Highlights ......................................................   70

Notes to Financial Statements .............................................   76

Board of Trustees' Consideration of Investment Advisory and
Subadvisory Agreements ....................................................   85

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)
    The advisors and subadvisors vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Fund's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the series voted proxies during the most recent 12-month period ended June 30, 2007, free of charge, by calling toll-free 800-541-0171. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION
    The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

--------------------------------------------------------------------------------
   Not FDIC Insured                No Bank Guarantee            May Lose Value
--------------------------------------------------------------------------------

                          A MESSAGE FROM THE PRESIDENT


Dear Phoenix Edge Series Fund Shareholder:

This report includes valuable information about the investment options available in your Phoenix variable product--such as performance, fee related data, and information about each series' portfolio holdings and transactions for the reporting period ended June 30, 2007.

At Phoenix, we are committed to offering you a choice of quality investment options from professional money managers across the industry, including many well-known names. In addition to the Phoenix Edge Series Fund options discussed in this report, we also offer a variety of asset allocation options that include built-in diversification and rebalancing, as well as many other individual investment options.

For more information on all of the Phoenix variable investments available to you, please visit us online at phoenixwm.com or contact your financial professional. If you haven't reviewed your portfolio lately, this may be a good time to meet with him or her to make sure that your investment strategy is still in line with your current goals.

As always, thank you for choosing Phoenix to be a part of your financial plan.

Sincerely,





/s/ Philip K. Polkinghorn

Philip K. Polkinghorn
President, The Phoenix Edge Series Fund


JULY 2007


Asset Allocation does not guarantee against a loss, and there is no guarantee that a diversified portfolio will outperform a non-diversified portfolio.

"Standard & Poor's" and "S&P" are trademarks of The McGraw-Hill Companies, Inc. Standard & Poor's Investment Advisory Services LLC ("SPIAS") is a registered investment advisor and a wholly owned subsidiary of The McGraw-Hill Companies, Inc. SPIAS is not affiliated with The Phoenix Companies, Inc. and its affiliates.

Ibbotson Associates and Franklin Advisers, Inc. are not affiliated with The Phoenix Companies.

More complete information about the Standard & Poor's, Ibbotson Associates and Franklin Advisers, Inc. asset allocation models may be obtained through your financial representative or in the prospectus.

                                    GLOSSARY


ADR (AMERICAN DEPOSITARY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

AMBAC
American Municipal Bond Assurance Corporation.

ETF (EXCHANGE TRADED FUND)
A Fund that tracks an index, but can be traded like a stock.

FEDERAL RESERVE (THE "FED")
The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

FGIC
Financial Guaranty Insurance Company.

FHLB
Federal Home Loan Bank.

FHLMC
Federal Home Loan Mortgage Corporation.

FNMA OR "FANNIE MAE"
Federal National Mortgage Association.

FSA
Financial Security Assurance, Inc.

MBIA
Municipal Bond Insurance Association.

REIT (REAL ESTATE INVESTMENT TRUST)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

SBA
Small Business Administration.

SPONSORED ADR (AMERICAN DEPOSITARY RECEIPT)
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

                          THE PHOENIX EDGE SERIES FUND
                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

(FOR THE SIX-MONTH PERIOD OF DECEMBER 31, 2006 TO JUNE 30, 2007)

   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of The Phoenix Edge Series Fund, you incur ongoing costs including investment advisory fees and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in one of the series and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following expense tables illustrate your Series cost in two ways.

ACTUAL EXPENSES

   This section of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The expense estimate does not include the fees or expenses associated with the separate insurance accounts, and if such charges were included, returns would be lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   This section of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, this section of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.


EXPENSE TABLE
--------------------------------------------------------------------------------
                     Beginning           Ending       Annualized Expenses Paid
                   Account Value     Account Value     Expense       During
                     12/31/2006        6/30/2007        Ratio       Period*
--------------------------------------------------------------------------------
CAPITAL GROWTH SERIES
--------------------------------------------------------------------------------
ACTUAL                $1,000.00        $1,088.00        0.90%        $4.66

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                       1,000.00         1,020.28        0.90          4.52

--------------------------------------------------------------------------------
GROWTH AND INCOME SERIES
--------------------------------------------------------------------------------
ACTUAL                $1,000.00        $1,068.60        0.85%        $4.36

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                       1,000.00         1,020.53        0.85          4.27

--------------------------------------------------------------------------------
MID-CAP GROWTH SERIES
--------------------------------------------------------------------------------
ACTUAL                $1,000.00        $1,160.60        1.04%        $5.57

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                       1,000.00         1,019.57        1.04          5.22

--------------------------------------------------------------------------------
MONEY MARKET SERIES
--------------------------------------------------------------------------------
ACTUAL                $1,000.00        $1,023.60        0.55%        $2.76

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                       1,000.00         1,022.03        0.55          2.76

--------------------------------------------------------------------------------
MULTI-SECTOR FIXED INCOME SERIES
--------------------------------------------------------------------------------
ACTUAL                $1,000.00        $1,014.30        0.73%        $3.65

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                       1,000.00         1,021.13        0.73          3.66

--------------------------------------------------------------------------------
MULTI-SECTOR SHORT TERM BOND SERIES
--------------------------------------------------------------------------------
ACTUAL                $1,000.00        $1,019.20        0.70%        $3.50

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                       1,000.00         1,021.28        0.70          3.51

--------------------------------------------------------------------------------
STRATEGIC ALLOCATION SERIES
--------------------------------------------------------------------------------
ACTUAL                $1,000.00        $1,043.50        0.83%        $4.21

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                       1,000.00         1,020.63        0.83          4.17


* Expenses are equal to the Series' annualized expense ratio which includes waived fees and reimbursed expenses, if applicable multiplied by the average account value over the period, multiplied by the number of days (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 days to reflect the one-half year period.

  You can find more information about the Series' expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs including contractual charges associated with the separate account refer to the series prospectus and the contract prospectus.

                          THE PHOENIX EDGE SERIES FUND
                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


(FOR THE SIX-MONTH PERIOD OF DECEMBER 31, 2006 TO JUNE 30, 2007)(CONTINUED)

EXPENSE TABLE
--------------------------------------------------------------------------------
                     Beginning           Ending       Annualized Expenses Paid
                   Account Value     Account Value     Expense       During
                     12/31/2006        6/30/2007        Ratio       Period*
--------------------------------------------------------------------------------
ABERDEEN INTERNATIONAL SERIES
--------------------------------------------------------------------------------
ACTUAL                $1,000.00        $1,095.90        0.97%        $5.04

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                       1,000.00         1,019.92        0.97          4.87

--------------------------------------------------------------------------------
ALGER SMALL-CAP GROWTH SERIES
--------------------------------------------------------------------------------
ACTUAL                $1,000.00        $1,119.90        1.00%        $5.26

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                       1,000.00         1,019.77        1.00          5.02

--------------------------------------------------------------------------------
DUFF & PHELPS REAL ESTATE SECURITIES SERIES
--------------------------------------------------------------------------------
ACTUAL                $1,000.00        $  922.60        0.97%        $4.62

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                       1,000.00         1,019.92        0.97          4.87

--------------------------------------------------------------------------------
S&P DYNAMIC ASSET ALLOCATION SERIES: AGGRESSIVE GROWTH
--------------------------------------------------------------------------------
ACTUAL                $1,000.00        $1,083.50        0.70%        $3.62

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                       1,000.00         1,021.28        0.70          3.51

--------------------------------------------------------------------------------
S&P DYNAMIC ASSET ALLOCATION SERIES: GROWTH
--------------------------------------------------------------------------------
ACTUAL                $1,000.00        $1,070.30        0.70%        $3.59

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                       1,000.00         1,021.28        0.70          3.51

--------------------------------------------------------------------------------
S&P DYNAMIC ASSET ALLOCATION SERIES: MODERATE GROWTH
--------------------------------------------------------------------------------
ACTUAL                $1,000.00        $1,058.30        0.70%        $3.57

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                       1,000.00         1,021.28        0.70          3.51

--------------------------------------------------------------------------------
S&P DYNAMIC ASSET ALLOCATION SERIES: MODERATE
--------------------------------------------------------------------------------
ACTUAL                $1,000.00        $1,038.60        0.70%        $3.54

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                       1,000.00         1,021.28        0.70          3.51

--------------------------------------------------------------------------------
SANFORD BERNSTEIN MID-CAP VALUE SERIES
--------------------------------------------------------------------------------
ACTUAL                $1,000.00        $1,144.70        1.29%        $6.86

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                       1,000.00         1,018.32        1.29          6.48

--------------------------------------------------------------------------------
SANFORD BERNSTEIN SMALL-CAP VALUE SERIES
--------------------------------------------------------------------------------
ACTUAL                $1,000.00        $1,114.80        1.30%        $6.82

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                       1,000.00         1,018.27        1.30          6.53



EXPENSE TABLE
--------------------------------------------------------------------------------
                     Beginning           Ending       Annualized Expenses Paid
                   Account Value     Account Value     Expense       During
                     12/31/2006        6/30/2007        Ratio       Period*
--------------------------------------------------------------------------------
VAN KAMPEN COMSTOCK SERIES
--------------------------------------------------------------------------------
ACTUAL                $1,000.00        $1,061.40        0.95%        $4.86

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                       1,000.00         1,020.03        0.95          4.77

--------------------------------------------------------------------------------
VAN KAMPEN EQUITY 500 INDEX SERIES
--------------------------------------------------------------------------------
ACTUAL                $1,000.00        $1,066.80        0.60%        $3.07

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                       1,000.00         1,021.78        0.60          3.01


* Expenses are equal to the Series' annualized expense ratio which includes waived fees and reimbursed expenses, if applicable multiplied by the average account value over the period, multiplied by the number of days (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 days to reflect the one-half year period.

  You can find more information about the Series' expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs including contractual charges associated with the separate account refer to the series prospectus and the contract prospectus.

                          PHOENIX CAPITAL GROWTH SERIES

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            6/30/07
--------------------------------------------------------------------------------

As a percentage of total investments


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Information Technology                                24%
Health Care                                           13
Consumer Discretionary                                 9
Financials                                             8
Industrials                                            8
Energy                                                 7
Consumer Staples                                       6
Other (includes short-term investments)               25


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2007
                                   (UNAUDITED)

                                                                     VALUE
                                                     SHARES          (000)
                                                     -------        --------
DOMESTIC COMMON STOCKS--99.0%
AEROSPACE & DEFENSE--3.5%
Boeing Co. (The)                                       6,336        $    609
Lockheed Martin Corp.                                 68,900           6,486
Rockwell Collins, Inc.                                98,350           6,948
United Technologies Corp.                             13,552             961
                                                                    --------
                                                                      15,004
                                                                    --------
AIRLINES--1.6%
Continental Airlines, Inc. Class B(b)(d)             208,250           7,054
                                                                    --------
APPAREL RETAIL--1.1%
American Eagle Outfitters, Inc.                      175,400           4,501
                                                                    --------
APPLICATION SOFTWARE--2.2%
Autodesk, Inc.(b)(d)                                  58,100           2,735
BEA Systems, Inc.(b)                                 481,379           6,590
                                                                    --------
                                                                       9,325
                                                                    --------
ASSET MANAGEMENT & CUSTODY BANKS--3.3%
Affiliated Managers Group, Inc.(b)(d)                 83,900          10,803
Northern Trust Corp.                                  51,600           3,315
                                                                    --------
                                                                      14,118
                                                                    --------
BIOTECHNOLOGY--1.5%
Amgen, Inc.(b)                                         6,161             341
Gilead Sciences, Inc.(b)                             162,164           6,287
                                                                    --------
                                                                       6,628
                                                                    --------
COMMODITY CHEMICALS--3.0%
Celanese Corp. Series A                              326,000          12,642
                                                                    --------
COMMUNICATIONS EQUIPMENT--3.6%
Cisco Systems, Inc.(b)                               523,046          14,567
QUALCOMM, Inc.                                        15,745             683
                                                                    --------
                                                                      15,250
                                                                    --------
COMPUTER HARDWARE--5.5%
Apple, Inc.(b)                                        83,100          10,142
Dell, Inc.(b)                                        129,650           3,701


                                                                     VALUE
                                                     SHARES          (000)
                                                     -------        --------
COMPUTER HARDWARE--CONTINUED
Hewlett-Packard Co.                                  150,866        $  6,732
International Business Machines Corp.(d)              27,800           2,926
                                                                    --------
                                                                      23,501
                                                                    --------
DATA PROCESSING & OUTSOURCED SERVICES--2.1%
Convergys Corp.(b)                                   116,850           2,832
Electronic Data Systems Corp.                        219,600           6,090
                                                                    --------
                                                                       8,922
                                                                    --------
DEPARTMENT STORES--3.6%
Kohl's Corp.(b)                                       45,600           3,239
Macy's, Inc.                                         249,650           9,931
Penney (J.C.) Co., Inc.                               30,434           2,203
                                                                    --------
                                                                      15,373
                                                                    --------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.9%
Equifax, Inc.                                         82,200           3,651
                                                                    --------
DIVERSIFIED METALS & MINING--3.0%
Freeport-McMoRan Copper & Gold, Inc.
  Class B (Indonesia)(c)(d)                          154,550          12,800
                                                                    --------
ELECTRICAL COMPONENTS & EQUIPMENT--0.2%
Emerson Electric Co.                                  15,274             715
                                                                    --------
ENVIRONMENTAL & FACILITIES SERVICES--1.8%
Allied Waste Industries, Inc.(b)                     586,700           7,897
                                                                    --------
FOOD RETAIL--0.7%
Kroger Co. (The)                                      99,950           2,812
                                                                    --------
HEALTH CARE EQUIPMENT--1.0%
Baxter International, Inc.                            75,700           4,265
                                                                    --------
HEALTH CARE SERVICES--1.2%
Laboratory Corp. of America Holdings(b)               67,000           5,243
                                                                    --------


                                                                     VALUE
                                                     SHARES          (000)
                                                     -------        --------
HOUSEHOLD PRODUCTS--2.2%
Colgate-Palmolive Co.                                 89,381        $  5,796
Energizer Holdings, Inc.(b)                           38,350           3,820
                                                                    --------
                                                                       9,616
                                                                    --------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--2.2%
AES Corp. (The)(b)                                   135,700           2,969
NRG Energy, Inc.(b)(d)                               154,200           6,410
                                                                    --------
                                                                       9,379
                                                                    --------
INDUSTRIAL CONGLOMERATES--1.3%
General Electric Co.                                 149,200           5,711
                                                                    --------
INTEGRATED OIL & GAS--3.9%
Exxon Mobil Corp.                                     74,150           6,220
Marathon Oil Corp.                                   174,400          10,457
                                                                    --------
                                                                      16,677
                                                                    --------
INTEGRATED TELECOMMUNICATION SERVICES--1.7%
Citizens Communications Co.(d)                       466,550           7,124
                                                                    --------
INTERNET SOFTWARE & SERVICES--0.2%
Google, Inc. Class A(b)                                1,400             733
                                                                    --------
INVESTMENT BANKING & BROKERAGE--2.7%
Charles Schwab Corp. (The)                           460,666           9,453
Goldman Sachs Group, Inc. (The)                        5,100           1,105
Morgan Stanley                                         9,270             778
                                                                    --------
                                                                      11,336
                                                                    --------
LIFE SCIENCES TOOLS & SERVICES--0.7%
Waters Corp.(b)                                       51,800           3,075
                                                                    --------
MANAGED HEALTH CARE--2.9%
Aetna, Inc.                                           58,100           2,870
Health Net, Inc.(b)                                   16,589             876
UnitedHealth Group, Inc.                              55,800           2,854
WellCare Health Plans, Inc.(b)(d)                     65,400           5,919
                                                                    --------
                                                                      12,519
                                                                    --------

                       See Notes to Financial Statements

                         PHOENIX CAPITAL GROWTH SERIES
                                                                     VALUE
                                                     SHARES          (000)
                                                     -------        --------

MOVIES & ENTERTAINMENT--4.3%
Marvel Entertainment, Inc.(b)(d)                     199,950        $  5,095
News Corp. Class A                                    37,792             801
Walt Disney Co. (The)                                360,750          12,316
                                                                    --------
                                                                      18,212
                                                                    --------
OIL & GAS EQUIPMENT & SERVICES--3.1%
Baker Hughes, Inc.                                    10,515             884
BJ Services Co.                                       15,747             448
Global Industries Ltd.(b)                            197,650           5,301
National Oilwell Varco, Inc.(b)                       61,500           6,411
                                                                    --------
                                                                      13,044
                                                                    --------
OIL & GAS REFINING & MARKETING--0.9%
Valero Energy Corp.                                   54,500           4,025
                                                                    --------
PACKAGED FOODS & MEATS--1.4%
Campbell Soup Co.                                    148,800           5,775
                                                                    --------
PHARMACEUTICALS--8.8%
Abbott Laboratories                                    6,212             333
Johnson & Johnson                                      6,954             428
King Pharmaceuticals, Inc.(b)                        507,950          10,393
Merck & Co., Inc.                                    179,500           8,939
Mylan Laboratories, Inc.(d)                          404,950           7,366
Pfizer, Inc.                                         198,950           5,087
Schering-Plough Corp.                                137,600           4,188
Wyeth                                                 13,718             787
                                                                    --------
                                                                      37,521
                                                                    --------
PROPERTY & CASUALTY INSURANCE--1.9%
Berkley (W.R.) Corp.                                 253,650           8,254
                                                                    --------
RAILROADS--0.1%
Burlington Northern Santa Fe Corp.                     5,417             461
                                                                    --------
REAL ESTATE MANAGEMENT & DEVELOPMENT--1.1%
CB Richard Ellis Group, Inc. Class A(b)              132,100           4,822
                                                                    --------
RESTAURANTS--1.0%
Yum! Brands, Inc.                                    130,200           4,260
                                                                    --------


                                                                     VALUE
                                                     SHARES          (000)
                                                     -------        --------

SEMICONDUCTOR EQUIPMENT--5.5%
Applied Materials, Inc.                              682,850        $ 13,568
Lam Research Corp.(b)                                 85,300           4,384
Novellus Systems, Inc.(b)(d)                          83,750           2,376
Teradyne, Inc.(b)                                    172,850           3,039
                                                                    --------
                                                                      23,367
                                                                    --------
SEMICONDUCTORS--2.3%
Intel Corp.                                          307,650           7,310
NVIDIA Corp.(b)                                       61,900           2,557
                                                                    --------
                                                                       9,867
                                                                    --------
SOFT DRINKS--2.1%
Pepsi Bottling Group, Inc. (The)                     251,850           8,482
PepsiCo, Inc.                                          7,139             463
                                                                    --------
                                                                       8,945
                                                                    --------
SPECIALTY STORES--0.2%
PetSmart, Inc.                                        20,256             657
                                                                    --------
SYSTEMS SOFTWARE--6.5%
Microsoft Corp.                                      447,029          13,174
Oracle Corp.(b)                                      737,000          14,526
                                                                    --------
                                                                      27,700
                                                                    --------
TOBACCO--0.8%
UST, Inc.(d)                                          66,800           3,588
                                                                    --------

WIRELESS TELECOMMUNICATION SERVICES--1.4%
Sprint Nextel Corp.                                  291,650           6,040

----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $351,220)                                           422,409
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.0%
(IDENTIFIED COST $351,220)                                           422,409
----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--16.2%

MONEY MARKET MUTUAL FUNDS--14.6%
State Street Navigator Prime Plus
   (5.34% seven day effective yield)(e)           62,515,162          62,515
                                                                    --------


                                                       PAR
                                                      VALUE          VALUE
                                                      (000)          (000)
                                                     -------        --------

COMMERCIAL PAPER(f)--1.6%
Lockhart Funding LLC 5.400% due 7/2/07               $ 4,360        $  4,359
CIT Group, Inc. 5.300% due 7/10/07                     2,385           2,382
                                                                    --------
                                                                       6,741

----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $69,256)                                             69,256
----------------------------------------------------------------------------
TOTAL INVESTMENTS--115.2%
(IDENTIFIED COST $420,476)                                           491,665(a)
----------------------------------------------------------------------------

Other assets and liabilities, net--(15.2)%                           (64,866)
                                                                    --------
NET ASSETS--100.0%                                                  $426,799
                                                                    ========

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $68,582 and gross depreciation of $2,530 for federal income tax purposes. At June 30, 2007, the aggregate cost of securities for federal income tax purposes was $425,613.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(d)  All or a portion of security is on loan.
(e) Represents security purchased with cash collateral received for securities on loan.
(f)  The rate shown is the discount rate.

                        See Notes to Financial Statements

                        PHOENIX GROWTH AND INCOME SERIES

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            6/30/07
--------------------------------------------------------------------------------

As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Financials                                            24%
Information Technology                                16
Industrials                                           12
Energy                                                11
Health Care                                           11
Consumer Discretionary                                10
Consumer Staples                                       7
Other (includes short-term investments)                9


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2007
                                   (UNAUDITED)

                                                                     VALUE
                                                     SHARES          (000)
                                                     -------        --------
DOMESTIC COMMON STOCKS--97.6%

AEROSPACE & DEFENSE--4.0%
Boeing Co. (The)                                       5,400        $    519
General Dynamics Corp.                                 5,300             414
Honeywell International, Inc.                         18,600           1,047
Lockheed Martin Corp.                                 13,100           1,233
Northrop Grumman Corp.                                 9,000             701
Raytheon Co.                                          10,000             539
United Technologies Corp.                             34,300           2,433
                                                                    --------
                                                                       6,886
                                                                    --------
AIR FREIGHT & LOGISTICS--0.4%
FedEx Corp.                                            4,200             466
United Parcel Service, Inc. Class B                    3,000             219
                                                                    --------
                                                                         685
                                                                    --------
AIRLINES--0.4%
AMR Corp.(b)                                          11,800             311
Continental Airlines, Inc. Class B(b)                  3,800             128
US Airways Group, Inc.(b)                              6,400             194
                                                                    --------
                                                                         633
                                                                    --------
APPAREL RETAIL--0.3%
Gap, Inc. (The)                                       30,600             584
                                                                    --------
APPAREL, ACCESSORIES & LUXURY GOODS--0.3%
VF Corp.                                               5,800             531
                                                                    --------
APPLICATION SOFTWARE--0.2%
Aspen Technology, Inc.(b)                             18,700             262
Intuit, Inc.(b)                                        3,600             108
                                                                    --------
                                                                         370
                                                                    --------
ASSET MANAGEMENT & CUSTODY BANKS--2.1%
Bank of New York Co., Inc. (The)(b)                   17,400             721
Federated Investors, Inc. Class B                      9,700             372
Franklin Resources, Inc.                               5,800             768
Mellon Financial Corp.                                 7,800             343
Northern Trust Corp.                                  11,800             758


                                                                     VALUE
                                                     SHARES          (000)
                                                     -------        --------
ASSET MANAGEMENT & CUSTODY BANKS--CONTINUED
State Street Corp.                                    10,100        $    691
                                                                    --------
                                                                       3,653
                                                                    --------
AUTO PARTS & EQUIPMENT--0.4%
Lear Corp.(b)                                         17,000             605
                                                                    --------
AUTOMOBILE MANUFACTURERS--0.1%
General Motors Corp.                                   3,200             121
                                                                    --------
BIOTECHNOLOGY--0.9%
Amgen, Inc.(b)                                         4,200             232
Biogen Idec, Inc.(b)                                  10,100             540
Cephalon, Inc.(b)                                      1,900             153
OSI Pharmaceuticals, Inc.(b)                          19,800             717
                                                                    --------
                                                                       1,642
                                                                    --------
BREWERS--0.3%
Anheuser-Busch Cos., Inc.                             10,500             548
                                                                    --------
BROADCASTING & CABLE TV--1.0%
CBS Corp. Class B                                     50,300           1,676
Citadel Broadcasting Corp.                             3,647              24
                                                                    --------
                                                                       1,700
                                                                    --------
BUILDING PRODUCTS--0.3%
Masco Corp.                                           17,400             495
                                                                    --------
COAL & CONSUMABLE FUELS--0.1%
Massey Energy Co.                                      8,800             235
                                                                    --------
COMMERCIAL PRINTING--0.4%
Donnelley (R.R.) & Sons Co.                           14,100             613
                                                                    --------
COMMUNICATIONS EQUIPMENT--2.3%
Avaya, Inc.(b)                                        16,400             276
Cisco Systems, Inc.(b)                               112,900           3,144
Harris Corp.                                           6,000             328
Motorola, Inc.                                        13,500             239
                                                                    --------
                                                                       3,987
                                                                    --------
COMPUTER & ELECTRONICS RETAIL--0.1%
GameStop Corp. Class A(b)                              3,500             137
                                                                    --------


                                                                     VALUE
                                                     SHARES          (000)
                                                     -------        --------
COMPUTER HARDWARE--3.7%
Hewlett-Packard Co.                                   58,000        $  2,588
International Business Machines Corp.                 35,600           3,747
Sun Microsystems, Inc.(b)                             28,600             150
                                                                    --------
                                                                       6,485
                                                                    --------
COMPUTER STORAGE & PERIPHERALS--0.5%
EMC Corp.(b)                                          14,000             254
Emulex Corp.(b)                                       17,300             378
Lexmark International, Inc. Class A(b)                 5,400             266
                                                                    --------
                                                                         898
                                                                    --------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.4%
PACCAR, Inc.                                           2,100             183
Toro Co. (The)                                         7,700             453
                                                                    --------
                                                                         636
                                                                    --------
CONSUMER FINANCE--0.9%
American Express Co.                                  21,500           1,316
AmeriCredit Corp.(b)                                   8,300             220
                                                                    --------
                                                                       1,536
                                                                    --------
DATA PROCESSING & OUTSOURCED SERVICES--1.6%
Automatic Data Processing, Inc.                       16,600             805
CheckFree Corp.(b)                                     6,500             261
Computer Sciences Corp.(b)                             2,800             166
Electronic Data Systems Corp.                         25,800             715
Fiserv, Inc.(b)                                       14,500             824
                                                                    --------
                                                                       2,771
                                                                    --------
DEPARTMENT STORES--1.4%
Macy's, Inc.                                          29,100           1,158
Penney (J.C.) Co., Inc.                               16,600           1,201
                                                                    --------
                                                                       2,359
                                                                    --------
DIVERSIFIED BANKS--2.6%
Comerica, Inc.                                         7,200             428
Wachovia Corp.                                        37,700           1,932

                       See Notes to Financial Statements

                        PHOENIX GROWTH AND INCOME SERIES

                                                                     VALUE
                                                     SHARES          (000)
                                                     -------        --------

DIVERSIFIED BANKS--CONTINUED
Wells Fargo & Co.                                     61,700        $  2,170
                                                                    --------
                                                                       4,530
                                                                    --------
DIVERSIFIED CHEMICALS--0.5%
Dow Chemical Co. (The)                                14,300             632
PPG Industries, Inc.                                   2,200             168
                                                                    --------
                                                                         800
                                                                    --------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.3%
Dun & Bradstreet Corp.                                 5,100             525
                                                                    --------
DIVERSIFIED METALS & MINING--0.1%
Freeport-McMoRan Copper & Gold, Inc.
   Class B (Indonesia)(c)                              2,200             182
                                                                    --------
ELECTRICAL COMPONENTS & EQUIPMENT--0.8%
Emerson Electric Co.                                  30,900           1,446
                                                                    --------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.4%
Agilent Technologies, Inc.(b)                         11,100             427
Vishay Intertechnology, Inc.(b)                       13,300             210
                                                                    --------
                                                                         637
                                                                    --------
ENVIRONMENTAL & FACILITIES SERVICES--0.1%
Covanta Holding Corp.(b)                               5,400             133
                                                                    --------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.1%
Terra Industries, Inc.(b)                              5,900             150
                                                                    --------
FOOD RETAIL--0.3%
Kroger Co. (The)                                      19,400             546
                                                                    --------
FOOTWEAR--0.5%
NIKE, Inc. Class B                                    16,300             950
                                                                    --------
GAS UTILITIES--0.2%
WGL Holdings, Inc.                                    13,100             428
                                                                    --------
GENERAL MERCHANDISE STORES--0.4%
Big Lots, Inc.(b)                                     12,000             353
Family Dollar Stores, Inc.                            11,400             391
                                                                    --------
                                                                         744
                                                                    --------
HEALTH CARE DISTRIBUTORS--1.3%
Cardinal Health, Inc.                                 16,300           1,151
McKesson Corp.                                        17,300           1,032
                                                                    --------
                                                                       2,183
                                                                    --------
HEALTH CARE EQUIPMENT--0.5%
Baxter International, Inc.                            16,800             947
                                                                    --------
HEALTH CARE SERVICES--0.2%
Medco Health Solutions, Inc.(b)                        5,000             390
                                                                    --------
HOME IMPROVEMENT RETAIL--0.7%
Sherwin-Williams Co. (The)                            18,800           1,250
                                                                    --------
HOUSEHOLD APPLIANCES--0.4%
Stanley Works (The)                                    6,400             389
Whirlpool Corp.                                        2,800             311
                                                                    --------
                                                                         700
                                                                    --------


                                                                     VALUE
                                                     SHARES          (000)
                                                     -------        --------
HOUSEHOLD PRODUCTS--1.5%
Clorox Co. (The)                                      15,700        $    975
Colgate-Palmolive Co.                                  4,100             266
Kimberly-Clark Corp.                                  11,900             796
Procter & Gamble Co. (The)                             7,900             483
                                                                    --------
                                                                       2,520
                                                                    --------
HOUSEWARES & SPECIALTIES--0.4%
Newell Rubbermaid, Inc.                               25,100             739
                                                                    --------
HYPERMARKETS & SUPER CENTERS--1.0%
Wal-Mart Stores, Inc.                                 37,000           1,780
                                                                    --------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.5%
Constellation Energy Group, Inc.                      10,600             924
                                                                    --------
INDUSTRIAL CONGLOMERATES--1.8%
3M Co.                                                 4,000             347
General Electric Co.                                  72,000           2,756
                                                                    --------
                                                                       3,103
                                                                    --------
INDUSTRIAL MACHINERY--1.4%
Dover Corp.                                            4,100             209
Eaton Corp.                                           14,600           1,358
Gardner Denver, Inc.(b)                                5,400             230
Parker Hannifin Corp.                                  5,700             558
                                                                    --------
                                                                       2,355
                                                                    --------
INSURANCE BROKERS--0.2%
AON Corp.                                              7,800             332
                                                                    --------
INTEGRATED OIL & GAS--8.8%
Chevron Corp.                                         26,700           2,249
ConocoPhillips                                         9,500             746
Exxon Mobil Corp.                                    101,700           8,531
Marathon Oil Corp.                                    10,100             606
Occidental Petroleum Corp.                            54,500           3,154
                                                                    --------
                                                                      15,286
                                                                    --------
INTEGRATED TELECOMMUNICATION SERVICES--4.6%
AT&T, Inc.                                           103,905           4,312
Citizens Communications Co.                           41,500             634
Qwest Communications International, Inc.(b)           80,900             785
Verizon Communications, Inc.                          56,900           2,342
                                                                    --------
                                                                       8,073
                                                                    --------
INTERNET RETAIL--0.2%
IAC/InterActiveCorp.(b)                               10,900             377
                                                                    --------
INTERNET SOFTWARE & SERVICES--0.4%
eBay, Inc.(b)                                         23,000             740
                                                                    --------
INVESTMENT BANKING & BROKERAGE--1.8%
Investment Technology Group, Inc.(b)                   2,500             108
Merrill Lynch & Co., Inc.                             25,900           2,165
Morgan Stanley                                        10,500             881
                                                                    --------
                                                                       3,154
                                                                    --------
LEISURE PRODUCTS--0.2%
Hasbro, Inc.                                           5,600             176


                                                                     VALUE
                                                     SHARES          (000)
                                                     -------        --------
LEISURE PRODUCTS--CONTINUED
Mattel, Inc.                                           9,000        $    228
                                                                    --------
                                                                         404
                                                                    --------
LIFE & HEALTH INSURANCE--3.7%
AFLAC, Inc.                                           13,200             679
Lincoln National Corp.                                16,800           1,192
MetLife, Inc.                                         36,900           2,379
Principal Financial Group, Inc. (The)                 14,500             845
Prudential Financial, Inc.                            12,200           1,186
StanCorp Financial Group, Inc.                         2,500             131
                                                                    --------
                                                                       6,412
                                                                    --------
MANAGED HEALTH CARE--2.4%
Aetna, Inc.                                           20,300           1,003
CIGNA Corp.                                           14,000             731
UnitedHealth Group, Inc.                              28,200           1,442
WellPoint, Inc.(b)                                    13,200           1,054
                                                                    --------
                                                                       4,230
                                                                    --------
MORTGAGE REITS--0.1%
American Home Mortgage Investment Corp.                6,900             127
                                                                    --------
MOTORCYCLE MANUFACTURERS--0.1%
Harley-Davidson, Inc.                                  2,900             173
                                                                    --------
MOVIES & ENTERTAINMENT--2.1%
Time Warner, Inc.                                     40,700             856
Viacom, Inc. Class B(b)                               20,000             833
Walt Disney Co. (The)                                 57,800           1,973
                                                                    --------
                                                                       3,662
                                                                    --------
MULTI-LINE INSURANCE--1.5%
American International Group, Inc.                    33,300           2,332
Hartford Financial Services Group, Inc. (The)          2,000             197
                                                                    --------
                                                                       2,529
                                                                    --------
OFFICE ELECTRONICS--0.2%
Xerox Corp.(b)                                        18,900             349
                                                                    --------
OFFICE REITS--0.5%
Brandywine Realty Trust                               30,800             880
                                                                    --------
OIL & GAS DRILLING--0.5%
ENSCO International, Inc.                              3,000             183
Grey Wolf, Inc.(b)                                    39,000             322
TODCO(b)                                               9,200             434
                                                                    --------
                                                                         939
                                                                    --------
OIL & GAS EQUIPMENT & SERVICES--1.6%
Global Industries Ltd.(b)                             14,400             386
Halliburton Co.                                       28,100             970
National Oilwell Varco, Inc.(b)                        8,800             917
Tidewater, Inc.                                        8,000             567
                                                                    --------
                                                                       2,840
                                                                    --------
OIL & GAS REFINING & MARKETING--0.3%
Holly Corp.                                            4,500             334
Valero Energy Corp.                                    2,500             184
                                                                    --------
                                                                         518
                                                                    --------

                       See Notes to Financial Statements

                        PHOENIX GROWTH AND INCOME SERIES

                                                                     VALUE
                                                     SHARES          (000)
                                                     -------        --------
OTHER DIVERSIFIED FINANCIAL SERVICES--6.4%
Bank of America Corp.                                103,600        $  5,065
Citigroup, Inc.                                       48,400           2,483
JPMorgan Chase & Co.                                  73,400           3,556
                                                                    --------
                                                                      11,104
                                                                    --------
PACKAGED FOODS & MEATS--1.5%
Campbell Soup Co.                                     15,200             590
ConAgra Foods, Inc.                                   23,300             626
General Mills, Inc.                                   13,400             783
Heinz (H.J.) Co.                                      14,400             683
                                                                    --------
                                                                       2,682
                                                                    --------
PERSONAL PRODUCTS--0.2%
NBTY, Inc.(b)                                          8,600             372
                                                                    --------
PHARMACEUTICALS--5.5%
Endo Pharmaceuticals Holdings, Inc.(b)                 9,400             322
Forest Laboratories, Inc.(b)                          14,700             671
Johnson & Johnson                                     57,200           3,525
Merck & Co., Inc.                                     20,300           1,011
Pfizer, Inc.                                         128,300           3,281
Sepracor, Inc.(b)                                      6,400             262
Wyeth                                                  9,200             527
                                                                    --------
                                                                       9,599
                                                                    --------
PROPERTY & CASUALTY INSURANCE--2.7%
Allstate Corp. (The)                                  35,300           2,171
Chubb Corp. (The)                                      6,800             368
Philadelphia Consolidated Holding Co.(b)               3,000             125
Progressive Corp. (The)                               16,500             395
Travelers Cos., Inc. (The)                            30,700           1,643
                                                                    --------
                                                                       4,702
                                                                    --------
RAILROADS--0.6%
Burlington Northern Santa Fe Corp.                     7,400             630
Norfolk Southern Corp.                                 8,000             421
                                                                    --------
                                                                       1,051
                                                                    --------
REGIONAL BANKS--0.7%
Bank of Hawaii Corp.                                   6,100             315
KeyCorp                                               13,600             467
SunTrust Banks, Inc.                                   2,700             231
Synovus Financial Corp.                                7,300             224
                                                                    --------
                                                                       1,237
                                                                    --------
RESIDENTIAL REITS--0.2%
Archstone-Smith Trust                                  4,500             266
                                                                    --------

                                                                     VALUE
                                                     SHARES          (000)
                                                     -------        --------
RESTAURANTS--1.6%
McDonald's Corp.                                      39,900        $  2,025
Yum! Brands, Inc.                                     25,600             838
                                                                    --------
                                                                       2,863
                                                                    --------
SEMICONDUCTOR EQUIPMENT--0.7%
Applied Materials, Inc.                               22,700             451
Lam Research Corp.(b)                                  5,200             267
Novellus Systems, Inc.(b)                             14,400             409
                                                                    --------
                                                                       1,127
                                                                    --------
SEMICONDUCTORS--2.2%
Amkor Technology, Inc.(b)                             17,000             268
Atmel Corp.(b)                                        27,500             153
Integrated Device Technology, Inc.(b)                 24,000             366
Intel Corp.                                           39,400             936
International Rectifier Corp.(b)                       4,800             179
NVIDIA Corp.(b)                                       12,700             525
ON Semiconductor Corp.(b)                             18,100             194
Texas Instruments, Inc.                               32,800           1,234
                                                                    --------
                                                                       3,855
                                                                    --------
SOFT DRINKS--1.2%
Coca-Cola Co. (The)                                   24,700           1,292
Pepsi Bottling Group, Inc. (The)                      21,700             731
                                                                    --------
                                                                       2,023
                                                                    --------
SPECIALIZED REITS--0.2%
FelCor Lodging Trust, Inc.                            16,100             419
                                                                    --------
SPECIALTY CHEMICALS--0.2%
Fuller (H.B.) Co.                                      9,000             269
                                                                    --------
STEEL--0.8%
AK Steel Holding Corp.(b)                              6,800             254
Chaparral Steel Co.                                    3,200             230
Cleveland-Cliffs, Inc.                                 3,200             249
Nucor Corp.                                            7,200             422
United States Steel Corp.                              1,700             185
                                                                    --------
                                                                       1,340
                                                                    --------
SYSTEMS SOFTWARE--4.1%
BMC Software, Inc.(b)                                  9,900             300
McAfee, Inc.(b)                                        4,200             148
Microsoft Corp.                                      142,400           4,196
Oracle Corp.(b)                                       84,300           1,662
Symantec Corp.(b)                                     43,600             881
                                                                    --------
                                                                       7,187
                                                                    --------
TECHNOLOGY DISTRIBUTORS--0.1%
Arrow Electronics, Inc.(b)                             2,500              96
                                                                    --------


                                                                     VALUE
                                                     SHARES          (000)
                                                     -------        --------
TOBACCO--0.9%
Altria Group, Inc.                                     5,000        $    351
Loews Corp. - Carolina Group                          15,800           1,221
                                                                    --------
                                                                       1,572
                                                                    --------
WIRELESS TELECOMMUNICATION SERVICES--0.5%
Sprint Nextel Corp.                                   45,200             936

----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $125,746)                                           169,797
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--1.4%

INDUSTRIAL CONGLOMERATES--0.3%
Tyco International Ltd. (United States)(b)            17,700             598
                                                                    --------

INDUSTRIAL MACHINERY--1.0%
Ingersoll-Rand Co. Ltd. Class A (United States)       31,900           1,749
                                                                    --------

PROPERTY & CASUALTY INSURANCE--0.1%
XL Capital Ltd. Class A (United States)                2,100             177

----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,243)                                               2,524
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.0%
(IDENTIFIED COST $126,989)                                           172,321
----------------------------------------------------------------------------


                                                      PAR
                                                     VALUE
                                                      (000)
                                                     -------

SHORT-TERM INVESTMENTS--1.0%

COMMERCIAL PAPER(d)--1.0%
UBS Finance Delaware LLC 5.350% due 7/2/07           $ 1,670           1,670

----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,670)                                               1,670
----------------------------------------------------------------------------
TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $128,659)                                           173,991(a)
----------------------------------------------------------------------------

Other assets and liabilities, net--0.0%                                   (1)
                                                                    --------
NET ASSETS--100.0%                                                  $173,990
                                                                    ========

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $46,277 and gross depreciation of $1,550 for federal income tax purposes. At June 30, 2007, the aggregate cost of securities for federal income tax purposes was $129,264.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign Security Country Determination" in the Notes to Financial Statements.
(d)  The rate shown is the discount rate.

                        See Notes to Financial Statements

                          PHOENIX MID-CAP GROWTH SERIES

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            6/30/07
--------------------------------------------------------------------------------

As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Information Technology                                36%
Consumer Discretionary                                17
Telecommunication Services                            10
Health Care                                           10
Industrials                                            9
Energy                                                 7
Financials                                             6
Other (includes short-term investments)                5


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2007
                                   (UNAUDITED)

                                                                     VALUE
                                                     SHARES          (000)
                                                     -------        --------
DOMESTIC COMMON STOCKS--94.7%

AEROSPACE & DEFENSE--4.2%
Precision Castparts Corp.                             31,300         $ 3,799
                                                                     -------
ALTERNATIVE CARRIERS--3.5%
Cogent Communications Group, Inc.(b)                 105,850           3,162
                                                                     -------
APPAREL RETAIL--4.9%
Coldwater Creek, Inc.(b)                              44,750           1,039
DSW, Inc. Class A(b)                                  64,750           2,255
Tween Brands, Inc.(b)                                 23,900           1,066
                                                                     -------
                                                                       4,360
                                                                     -------
APPAREL, ACCESSORIES & LUXURY GOODS--6.3%
Phillips-Van Heusen Corp.                             40,550           2,456
Polo Ralph Lauren Corp.                               32,500           3,189
                                                                     -------
                                                                       5,645
                                                                     -------
APPLICATION SOFTWARE--5.1%
Parametric Technology Corp.(b)                       111,650           2,413
Salesforce.com, Inc.(b)                               51,050           2,188
                                                                     -------
                                                                       4,601
                                                                     -------
ASSET MANAGEMENT & CUSTODY BANKS--3.1%
T. Rowe Price Group, Inc.                             54,300           2,818
                                                                     -------
BIOTECHNOLOGY--7.0%
Celgene Corp.(b)                                      48,700           2,792
Cephalon, Inc.(b)                                     21,800           1,752
LifeCell Corp.(b)                                     58,150           1,776
                                                                     -------
                                                                       6,320
                                                                     -------
COMMUNICATIONS EQUIPMENT--9.1%
F5 Networks, Inc.(b)                                  37,250           3,002
Harris Corp.                                          36,000           1,964
Polycom, Inc.(b)                                      96,950           3,258
                                                                     -------
                                                                       8,224
                                                                     -------


                                                                     VALUE
                                                     SHARES          (000)
                                                     -------        --------
CONSTRUCTION & ENGINEERING--3.0%
Jacobs Engineering Group, Inc.(b)                     47,300         $ 2,720
                                                                     -------

DATA PROCESSING & OUTSOURCED SERVICES--4.3%
MasterCard, Inc. Class A                              23,250           3,856
                                                                     -------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--1.6%
Huron Consulting Group, Inc.(b)                       19,500           1,424
                                                                     -------
ELECTRONIC EQUIPMENT MANUFACTURERS--7.3%
Amphenol Corp. Class A                               108,100           3,854
FLIR Systems, Inc.(b)                                 58,850           2,722
                                                                     -------
                                                                       6,576
                                                                     -------
FOOTWEAR--2.0%
Crocs, Inc.(b)                                        42,250           1,818
                                                                     -------
HEALTH CARE SUPPLIES--2.5%
Inverness Medical Innovations, Inc.(b)                44,650           2,278
                                                                     -------
INTERNET SOFTWARE & SERVICES--5.6%
Akamai Technologies, Inc.(b)                          40,350           1,962
Bankrate, Inc.(b)                                     65,000           3,115
                                                                     -------
                                                                       5,077
                                                                     -------
IT CONSULTING & OTHER SERVICES--1.5%
Cognizant Technology Solutions Corp. Class A(b)       17,750           1,333
                                                                     -------
LEISURE FACILITIES--3.5%
Life Time Fitness, Inc.(b)                            58,800           3,130
                                                                     -------
OIL & GAS EXPLORATION & PRODUCTION--7.4%
Denbury Resources, Inc.(b)                            84,000           3,150
Range Resources Corp.                                 92,875           3,474
                                                                     -------
                                                                       6,624
                                                                     -------
SEMICONDUCTOR EQUIPMENT--2.9%
MEMC Electronic Materials, Inc.(b)                    43,300           2,646
                                                                     -------


                                                                     VALUE
                                                     SHARES          (000)
                                                     -------        --------
SPECIALIZED FINANCE--3.0%
IntercontinentalExchange, Inc.(b)                     18,500         $ 2,735
                                                                     -------
WIRELESS TELECOMMUNICATION SERVICES--6.9%
MetroPCS Communications, Inc.(b)                      76,250           2,519
NII Holdings, Inc.(b)                                 46,150           3,726
                                                                     -------
                                                                       6,245

----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $64,736)                                             85,391
----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--5.2%

MONEY MARKET MUTUAL FUNDS--4.0%
SSgA Money Market Fund
   (4.96% seven day effective yield)               3,571,000           3,571
                                                                     -------


                                                       PAR
                                                      VALUE
                                                      (000)
                                                     -------
REPURCHASE AGREEMENTS--1.2%
State Street Bank and Trust Co.
   repurchase agreement 2.55%
   dated 6/29/07, due 7/2/07,
   repurchase price $1,083
   collateralized by U.S. Treasury
   Note 4.25%, 8/15/15 market value $1,107            $1,083           1,083

----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $4,654)                                               4,654
----------------------------------------------------------------------------
TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $69,390)                                             90,045(a)
----------------------------------------------------------------------------

Other assets and liabilities, net--0.1%                                   98
                                                                     -------
NET ASSETS--100.0%                                                   $90,143
                                                                     =======

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $20,632 and gross depreciation of $84 for federal income tax purposes. At June 30, 2007, the aggregate cost of securities for federal income tax purposes was $69,497.
(b)  Non-income producing.


                        See Notes to Financial Statements

                           PHOENIX MONEY MARKET SERIES

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            6/30/07
--------------------------------------------------------------------------------

As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Commercial Paper                                      72%
Medium Term Notes                                     19
Federal Agency Securities                              9


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2007
                                   (UNAUDITED)

                                                      FACE
                                                      VALUE          VALUE
                                                      (000)          (000)
                                                     -------        --------
FEDERAL AGENCY SECURITIES(e)--8.2%
FHLB
  5.240% due 7/30/07                                 $ 3,500        $  3,500
  5.250% due 10/3/07                                   3,000           3,000
  5.270% due 11/21/07                                  3,000           2,999
  3.625% due 11/30/07                                    500             496
  5.375% due 5/5/08                                    3,000           3,000

----------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES
(IDENTIFIED COST $12,995)                                             12,995
----------------------------------------------------------------------------

FEDERAL AGENCY SECURITIES--VARIABLE(c)--0.9%
SBA (Final Maturity 1/25/21) 5.750% due 7/1/07            15              15
SBA (Final Maturity 10/25/22) 5.750% due 7/1/07          313             311
SBA (Final Maturity 11/25/21) 5.875% due 7/1/07          301             301
SBA (Final Maturity 2/25/23) 5.750% due 7/1/07           149             149
SBA (Final Maturity 2/25/23) 5.750% due 7/01/07          172             172
SBA (Final Maturity 3/25/24) 5.625% due 7/1/07           242             242
SBA (Final Maturity 5/25/21) 5.750% due 7/1/07            62              62
SBA (Final Maturity 9/25/23) 5.625% due 7/1/07           193             192

----------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES--VARIABLE
(IDENTIFIED COST $1,444)                                               1,444
----------------------------------------------------------------------------

COMMERCIAL PAPER(f)--72.2%
Abbott Laboratories
   5.300% due 7/13/07                                  2,620           2,615
ABN-AMRO N.A. Finance, Inc. 5.230% due 8/6/07          3,500           3,482
Alpine Securitization Corp.
  5.360% due 7/2/07                                      895             895
  5.330% due 7/3/07                                    2,250           2,249
  5.300% due 7/6/07                                    2,000           1,998


                                                      FACE
                                                      VALUE          VALUE
                                                      (000)          (000)
                                                     -------        --------
AT&T, Inc.
  5.280% due 7/10/07                                 $ 2,500        $  2,497
Bank of America Corp.
  5.240% due 7/2/07                                    1,300           1,300
  5.240% due 7/5/07                                    1,100           1,099
  5.270% due 8/28/07                                   3,045           3,019
CAFCO LLC 5.260% due 7/17/07                           3,945           3,936
Chariot Funding LLC
  5.300% due 7/24/07                                   2,565           2,556
  5.260% due 7/26/07                                   4,005           3,990
  5.320% due 7/27/07                                   1,400           1,395
Ciesco LLC
  5.250% due 7/16/07                                   1,340           1,337
  5.280% due 7/24/07                                     670             668
  5.300% due 7/30/07                                   1,787           1,779
CIT Group, Inc.
  5.260% due 7/27/07                                   2,000           1,992
  5.220% due 9/28/07                                   2,860           2,823
  5.200% due 11/16/07                                  2,800           2,744
Clipper Receivables Co. LLC
  5.350% due 7/17/07                                     770             768
  5.350% due 7/23/07                                   2,200           2,193
  5.280% due 8/3/07                                    2,785           2,771
Corporate Asset Funding Co.
  5.250% due 8/1/07                                    3,180           3,166
Danaher Corp. 5.400% due 7/2/07                        1,755           1,755
Danske Corp.
  5.190% due 8/13/07                                   3,900           3,876
  5.165% due 10/30/07                                    600             590
Gemini Securitization LLC
  5.300% due 7/24/07                                   2,473           2,465
  5.240% due 9/5/07                                    3,595           3,560
General Electric Capital Corp.
  5.190% due 7/23/07                                   1,000             997
  5.190% due 7/30/07                                   1,000             996
George Street Finance LLC
  5.280% due 7/5/07                                    2,710           2,708
  5.320% due 7/5/07                                    2,300           2,299
  5.290% due 7/12/07                                   1,815           1,812
  5.290% due 7/13/07                                   1,015           1,013


                                                      FACE
                                                      VALUE          VALUE
                                                      (000)          (000)
                                                     -------        --------
Govco, Inc.
  5.240% due 7/11/07                                 $ 3,420        $  3,415
  5.230% due 8/2/07                                    3,750           3,733
Honeywell International Co.
   5.320% due 7/3/07                                   2,500           2,499
Lockhart Funding LLC
  5.250% due 7/13/07                                   2,550           2,546
  5.250% due 8/13/07                                   1,700           1,689
  5.270% due 9/13/07                                   3,550           3,512
NetJets, Inc. 5.260% due 7/9/07                        1,000             999
Old Line Funding LLC
  5.280% due 7/23/07                                   2,500           2,492
  5.270% due 8/15/07                                   2,570           2,553
Private Export Fund Corp.
   5.290% due 7/16/07                                  3,000           2,993
Ranger Funding Co. LLC
  5.270% due 7/6/07                                    1,754           1,753
  5.250% due 7/9/07                                    2,130           2,127
  5.260% due 8/7/07                                    3,100           3,083
Toyota Motor Credit Corp.
   5.250% due 7/5/07                                     575             575
UBS Finance Delaware LLC
  5.210% due 7/2/07                                    2,075           2,075
  5.225% due 7/5/07                                    2,000           1,999
  5.250% due 7/12/07                                   1,500           1,498
  5.270% due 7/19/07                                   2,300           2,294

----------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $115,178)                                           115,178
----------------------------------------------------------------------------

MEDIUM TERM NOTES--18.5%
Citigroup Global Market
   6.500% due 2/15/08                                  3,500           3,525
Danske Bank A/S 144A (Denmark)
   5.290% due 7/18/08(b) (c) (d) (g)                   3,000           3,000
FleetBoston Financial Corp.
   3.850% due 2/15/08                                  2,500           2,479

                        See Notes to Financial Statements

                                                      FACE
                                                      VALUE          VALUE
                                                      (000)          (000)
                                                     -------        --------

MEDIUM TERM NOTES (CONTINUED)
General Electric Capital Corp., Series A
  3.500% due 8/15/07                                 $ 2,500        $  2,494
  6.500% due 12/10/07                                  1,000           1,005
HSBC Finance Corp.
   5.836% due 2/15/08                                  3,000           3,010
HSH Nordbank AG 144A (Germany)
   5.380% due 7/22/08(b) (c) (d) (g)                   5,000           5,000
National Australia Bank Ltd. 144A (Australia)
   5.310% due 7/7/08(b) (c) (d) (g)                    3,000           3,000
Nordea Bank AB 144A (Sweden)
   5.310% due 7/8/08(b) (c) (d) (g)                    3,000           3,000
Wells Fargo & Co.
   5.280% due 7/17/08(c)                               3,000           3,000

----------------------------------------------------------------------------
TOTAL MEDIUM TERM NOTES
(IDENTIFIED COST $29,513)                                             29,513
----------------------------------------------------------------------------
TOTAL INVESTMENTS--99.8%
(IDENTIFIED COST $159,130)                                           159,130(a)
----------------------------------------------------------------------------

Other assets and liabilities, net--0.2%                                  307
                                                                    --------
NET ASSETS--100.0%                                                  $159,437
                                                                    ========

(a) Federal Income Tax Information: At June 30, 2007, the aggregate cost of securities was the same for book and federal income tax purposes.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities amounted to a value of $14,000 (reported in 000's) or 0.09% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign Security Country Determination" in the Notes to Financial Statements.
(e)  The  interest  rate  shown is the  coupon  rate.
(f)  The rate shown is the discount rate.
(g)  The maturity date shown is the reset date.


                        See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            6/30/07
--------------------------------------------------------------------------------

As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Domestic Corporate Bonds                              25%
Foreign Government Securities                         18
Agency Mortgage-Backed Securities                     12
Foreign Corporate Bonds                               10
Non-Agency Mortgage-Backed Securities                 10
Municipal Bonds                                        2
Asset-Backed Securities                                2
Other (includes short-term investments)               21


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2007
                                   (UNAUDITED)

                                                       PAR
                                                      VALUE          VALUE
                                                      (000)          (000)
                                                      ------        --------
U.S. GOVERNMENT SECURITIES--1.4%

U.S. TREASURY BONDS--1.3%
U.S. Treasury Bond 4.750% due 2/15/37                 $3,300        $  3,111
                                                                    --------

U.S. TREASURY NOTES--0.1%
U.S. Treasury Note 4.500% due 5/15/17                    225             216

----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $3,323)                                               3,327
----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--12.9%
FNMA
  4.500% due 6/1/19                                    1,310           1,246
  5.000% due 8/1/20                                      223             216
  5.000% due 4/1/34                                    1,340           1,261
  5.500% due 4/1/34                                    2,050           1,985
  5.000% due 5/1/34                                    1,423           1,339
  6.000% due 5/1/34                                      458             454
  5.500% due 6/1/34                                    2,273           2,201
  6.000% due 8/1/34                                    1,004             998
  5.500% due 1/1/35                                    1,910           1,849
  5.500% due 2/1/35                                    1,034           1,001
  5.000% due 10/1/35                                   5,332           5,009
  5.500% due 10/1/35                                     839             811
  6.000% due 3/1/36                                    1,907           1,887
  6.500% due 8/1/36                                    2,115           2,136
  6.000% due 10/1/36                                   3,146           3,114
  6.000% due 1/1/37                                      607             601
FNMA 04-W6, 1A4
  5.500% due 7/25/34                                   1,810           1,801
FNMA 05-57, CK
  5.000% due 7/25/35                                   1,009             994
FNMA 05-74, AG
  5.000% due 9/25/35                                     683             674
GNMA
  6.500% due 10/15/23                                     27              27
  6.500% due 12/15/25                                     47              48
  6.500% due 1/15/26                                       6               6
  6.500% due 8/15/31                                     377             385
  6.500% due 11/15/31                                     76              78
  6.500% due 3/15/32                                     206             210


                                                       PAR
                                                      VALUE          VALUE
                                                      (000)          (000)
                                                      ------        --------
  6.500% due 4/15/32                                  $  960        $    980

----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $31,996)                                             31,311
----------------------------------------------------------------------------

AGENCY NON-MORTGAGE-BACKED SECURITIES--3.0%
FHLMC
  5.375% due 1/9/14                                    1,830           1,806
  5.200% due 3/5/19                                    3,140           3,018
  5.300% due 5/12/20                                   2,500           2,387

----------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $7,341)                                               7,211
----------------------------------------------------------------------------

MUNICIPAL BONDS--1.8%

CALIFORNIA--1.1%
Alameda Corridor Transportation
  Authority Taxable Series C (MBIA Insured)
  6.500% due 10/1/19                                     750             790
  6.600% due 10/1/29                                   1,750           1,899
                                                                    --------
                                                                       2,689
                                                                    --------

ILLINOIS--0.6%
Illinois Educational Facilities
  Authority - Loyola University
  Taxable Series C (AMBAC Insured)
  7.120% due 7/1/11
                                                       1,330           1,408
                                                                    --------

SOUTH DAKOTA--0.1%
South Dakota State Educational
  Enhancement Funding Corp.
  Taxable Series A
  6.720% due 6/1/25                                      287             287

----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $4,090)                                               4,384
----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--1.6%
Bear Stearns Structured Products, Inc.
  05-20N B 144A
  8.820% due 10/25/45(b) (c)                           1,250           1,174


                                                       PAR
                                                      VALUE          VALUE
                                                      (000)          (000)
                                                      ------        --------
Bombardier Capital Mortgage
  Securitization Corp. 99-A, A3
  5.980% due 1/15/18                                  $  987        $    909
Dunkin Securitization 06-1,
  M1 144A
  8.285% due 6/20/31(b)                                1,100           1,112
Lehman XS Net Interest Margin
  06-GPM7, A1 144A
  6.250% due 12/28/46(b)                                 492             491
MASTR Alternative Net Interest
  Margin 06-6, N1 144A
  6.320% due 9/26/46(b) (c)                              257             243

----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $4,033)                                               3,929
----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--25.7%

AEROSPACE & DEFENSE--0.6%
DRS Technologies, Inc.
  6.625% due 2/1/16                                      500             485
L-3 Communications Corp.
  6.125% due 1/15/14                                     550             521
  6.375% due 10/15/15                                    250             238
Precision Castparts Corp. 5.600% due 12/15/13(f)         150             148
                                                                    --------
                                                                       1,392
                                                                    --------

AIRLINES--1.9%
American Airlines, Inc. 01-1
  6.977% due 11/23/22                                  1,188           1,147
Continental Airlines, Inc. 98-1A
  6.648% due 3/15/19                                     891             897
JetBlue Airways Corp. 04-2
  8.460% due 5/15/10(c)                                  510             516
United Airlines, Inc. 00-2
  7.032% due 4/1/12                                    1,534           1,549
United Airlines, Inc. 01-1
  6.071% due 9/1/14                                      481             484
                                                                    --------
                                                                       4,593
                                                                    --------

APPAREL RETAIL--0.0%
Gap, Inc. (The)
  6.900% due 9/15/07(f)                                   50              50
                                                                    --------

                       See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES



                                                       PAR
                                                      VALUE          VALUE
                                                      (000)          (000)
                                                      ------        --------
APPLICATION SOFTWARE--0.2%
Intuit, Inc.
  5.750% due 3/15/17                                  $  415        $    399
                                                                    --------

ASSET MANAGEMENT & CUSTODY BANKS--0.3%
Bank of New York Co., Inc. (The)
  3.625% due 1/15/09                                     180             176
Janus Capital Group, Inc.
  6.250% due 6/15/12                                     500             503
                                                                    --------
                                                                         679
                                                                    --------

AUTOMOBILE MANUFACTURERS--0.2%
Ford Motor Co.
  7.450% due 7/16/31(f)                                  625             502
                                                                    --------

AUTOMOTIVE RETAIL--0.3%
Hertz Corp.
  8.875% due 1/1/14                                      600             628
  10.500% due 1/1/16                                     150             167
                                                                    --------
                                                                         795
                                                                    --------

BROADCASTING & CABLE TV--1.1%
Charter Communications Holdings I LLC
  11.750% due 5/15/14(c) (f)                             275             271
Comcast Cable Holdings LLC
  7.875% due 8/1/13                                      500             548
COX Communications, Inc.
  5.450% due 12/15/14                                    625             605
DIRECTV Holdings LLC/DIRECTV
  Financing Co., Inc.
  6.375% due 6/15/15                                   1,000             942
PanAmSat Corp.
  9.000% due 6/15/16                                     300             316
Univision Communications, Inc.
  3.500% due 10/15/07                                     75              74
                                                                    --------
                                                                       2,756
                                                                    --------

BUILDING PRODUCTS--1.0%
Building Materials Corporation
  of America
  7.750% due 8/1/14                                      610             595
Esco Corp. 144A
  8.625% due 12/15/13(b)                                 600             633
Masco Corp.
  5.850% due 3/15/17                                     825             793
Owens Corning, Inc.
  6.500% due 12/1/16                                     495             495
                                                                    --------
                                                                       2,516
                                                                    --------

CASINOS & GAMING--0.5%
Harrah's Operating Co., Inc.
  5.625% due 6/1/15                                      425             347
MGM MIRAGE
  8.500% due 9/15/10                                     550             578
Pokagon Gaming Authority 144A
  10.375% due 6/15/14(b)                                 125             138
Seminole Hard Rock Entertainment,
  Inc./Seminole Hard Rock International
  LLC 144A
  7.860% due 3/15/14(b) (c)
                                                         125             127
                                                                    --------
                                                                       1,190
                                                                    --------


                                                       PAR
                                                      VALUE          VALUE
                                                      (000)          (000)
                                                      ------        --------
CATALOG RETAIL--0.4%
IAC/InterActiveCorp
  7.000% due 1/15/13(f)                               $  875        $    890
                                                                    --------

CONSUMER FINANCE--2.8%
Capital One Bank
  5.750% due 9/15/10                                     125             126
Ford Motor Credit Co. LLC
  8.355% due 11/2/07(c) (f)                              225             226
  7.875% due 6/15/10(c)                                  615             615
  8.625% due 11/1/10                                     650             661
  9.875% due 8/10/11                                     375             394
  9.806% due 4/15/12(c)                                   95             102
  7.800% due 6/1/12                                      435             425
GMAC LLC
  7.250% due 3/2/11                                    1,250           1,247
  6.875% due 9/15/11                                     793             781
  6.000% due 12/15/11                                  1,000             952
HSBC Finance Corp.
  4.125% due 11/16/09                                    275             267
Residential Capital LLC
  6.875% due 6/30/15(f)                                  495             480
SLM Corp.
  3.950% due 8/15/08(f)                                  250             243
  5.450% due 4/25/11(f)                                  250             231
  4.900% due 1/31/14(c)                                   50              41
                                                                    --------
                                                                       6,791
                                                                    --------

DATA PROCESSING & OUTSOURCED SERVICES--1.2%
Broadridge Financial Solutions, Inc.
  6.125% due 6/1/17                                    1,000             978
Convergys Corp.
  4.875% due 12/15/09                                  1,000             977
Fiserv, Inc.
  3.000% due 6/27/08(f)                                  150             146
Western Union Co. (The)
  5.930% due 10/1/16                                     940             917
                                                                    --------
                                                                       3,018
                                                                    --------

DISTILLERS & VINTNERS--0.2%
Constellation Brands, Inc.
  7.250% due 9/1/16(f)                                   220             216
Constellation Brands, Inc. 144A
  7.250% due 5/15/17(b)                                  180             176
                                                                    --------
                                                                         392
                                                                    --------

DIVERSIFIED CHEMICALS--0.3%
Cabot Corp. 144A
  5.250% due 9/1/13(b)                                   750             722
Nalco Co.
  7.750% due 11/15/11                                     50              51
                                                                    --------
                                                                         773
                                                                    --------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.6%
Cintas Corp.
  6.000% due 6/1/12                                       50              51
Equifax, Inc.
  6.300% due 7/1/17                                    1,250           1,252
Mobile Mini, Inc. 144A
  6.875% due 5/1/15(b)                                   250             243
                                                                    --------
                                                                       1,546
                                                                    --------


                                                       PAR
                                                      VALUE          VALUE
                                                      (000)          (000)
                                                      ------        --------
DIVERSIFIED METALS & MINING--0.7%
Freeport-McMoRan Copper & Gold,
  Inc. (Indonesia)
  6.875% due 2/1/14(d) (f)                            $  540        $    549
Glencore Funding LLC 144A
  6.000% due 4/15/14(b)                                1,150           1,128
                                                                    --------
                                                                       1,677
                                                                    --------

ELECTRIC UTILITIES--1.1%
Consumers Energy Co. Series J
   6.000% due 2/15/14                                  1,250           1,262
Entergy Gulf States, Inc.
   3.600% due 6/1/08                                   1,000             982
Public Service Co. of Colorado
Series A
   6.875% due 7/15/09                                     25              26
Southern California Edison Co.
   7.625% due 1/15/10                                    100             105
   5.000% due 1/15/14                                     50              48
   6.000% due 1/15/34(f)                                 100              98
   5.750% due 4/1/35(f)                                  125             119
                                                                    --------
                                                                       2,640
                                                                    --------

ELECTRICAL COMPONENTS & EQUIPMENT--0.2%
General Cable Corp. 144A
   7.125% due 4/1/17(b)                                  500             498
                                                                    --------

ELECTRONIC MANUFACTURING SERVICES--0.4%
Jabil Circuit, Inc.
   5.875% due 7/15/10                                  1,000             991
                                                                    --------

ENVIRONMENTAL & FACILITIES SERVICES--0.4%
Allied Waste North America, Inc.
   6.125% due 2/15/14(f)                                 500             472
Waste Management, Inc.
   7.375% due 8/1/10                                     430             451
                                                                    --------
                                                                         923
                                                                    --------

GAS UTILITIES--0.3%
AmeriGas Partners LP
   7.250% due 5/20/15                                    500             498
Panhandle Eastern Pipe Line Co. LP
   4.800% due 8/15/08                                    100              99
Southwest Gas Corp.
   7.625% due 5/15/12                                    140             149
                                                                    --------
                                                                         746
                                                                    --------

HEALTH CARE FACILITIES--0.2%
Manor Care, Inc.
   6.250% due 5/1/13                                     370             371
                                                                    --------

HEALTH CARE SERVICES--0.2%
Fresenius Medical Care Capital
Trust IV
   7.875% due 6/15/11                                     25              26
Quest Diagnostics, Inc.
   7.500% due 7/12/11                                     35              37
   6.400% due 7/1/17                                     510             514
                                                                    --------
                                                                         577
                                                                    --------

HOMEBUILDING--0.0%
K. Hovnanian Enterprises, Inc.
   6.500% due 1/15/14                                     75              67
                                                                    --------

                       See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES


                                                       PAR
                                                      VALUE          VALUE
                                                      (000)          (000)
                                                      ------        --------
HOTELS, RESORTS & CRUISE LINES--0.5%
Royal Caribbean Cruises Ltd.
   6.875% due 12/1/13(f)                              $1,250        $  1,250
                                                                    --------

INDUSTRIAL MACHINERY--0.1%
Kennametal, Inc.
   7.200% due 6/15/12                                    225             236
                                                                    --------

INTEGRATED OIL & GAS--0.1%
ChevronTexaco Capital Co.
   3.500% due 9/17/07                                    260             259
Occidental Petroleum Corp.
   4.250% due 3/15/10                                     80              78
                                                                    --------
                                                                         337
                                                                    --------

INTEGRATED TELECOMMUNICATION SERVICES--1.1%
Embarq Corp.
   7.082% due 6/1/16(f)                                  600             604
Qwest Corp. 144A
   6.500% due 6/1/17(b)                                  307             294
Verizon Global Funding Corp.
   6.875% due 6/15/12                                  1,000           1,053
Windstream Corp.
  8.625% due 8/1/16                                      500             531
  7.000% due 3/15/19                                     250             240
                                                                    --------
                                                                       2,722
                                                                    --------

INVESTMENT BANKING & BROKERAGE--0.3%
Jefferies Group, Inc.
   5.500% due 3/15/16                                    225             215
Merrill Lynch & Co., Inc.
   6.110% due 1/29/37                                    500             469
                                                                    --------
                                                                         684
                                                                    --------

LIFE & HEALTH INSURANCE--0.2%
Americo Life, Inc. 144A
   7.875% due 5/1/13(b)                                  200             202
New York Life Insurance Co. 144A
   5.875% due 5/15/33(b)                                 100              96
StanCorp Financial Group, Inc.
   6.875% due 10/1/12                                    225             235
                                                                    --------
                                                                         533
                                                                    --------

LIFE SCIENCES TOOLS & SERVICES--0.3%
Fisher Scientific International, Inc.
   6.750% due 8/15/14                                    725             728
                                                                    --------

MANAGED HEALTH CARE--0.1%
UnitedHealth Group, Inc.
  3.300% due 1/30/08                                     220             217
  4.875% due 4/1/13                                      125             119
                                                                    --------
                                                                         336
                                                                    --------

METAL & GLASS CONTAINERS--0.3%
Owens-Brockway Glass Container, Inc.
  8.875% due 2/15/09                                     123             126
  7.750% due 5/15/11                                      50              51
Plastipak Holdings, Inc. 144A
   8.500% due 12/15/15(b)                                500             520
                                                                    --------
                                                                         697
                                                                    --------


                                                       PAR
                                                      VALUE          VALUE
                                                      (000)          (000)
                                                      ------        --------
MORTGAGE REITS--0.0%
iStar Financial, Inc. Series B
   5.125% due 4/1/11(g)                               $   75        $     73
                                                                    --------

MOTORCYCLE MANUFACTURERS--0.0%
Harley-Davidson, Inc. 144A
   3.625% due 12/15/08(b)                                100              98
                                                                    --------

MOVIES & ENTERTAINMENT--0.4%
Time Warner, Inc.
   6.875% due 5/1/12                                     275             287
Viacom, Inc.
   6.250% due 4/30/16                                    625             616
                                                                    --------
                                                                         903
                                                                    --------

MULTI-LINE INSURANCE--0.2%
Assurant, Inc.
   6.750% due 2/15/34                                     75              77
Farmers Insurance Exchange 144A
   8.625% due 5/1/24(b)                                   75              87
Liberty Mutual Group, Inc. 144A(b)
  5.750% due 3/15/14                                     200             194
  7.000% due 3/15/34                                     150             144
Liberty Mutual Insurance Co. 144A
   8.500% due 5/15/25(b)                                  25              28
                                                                    --------
                                                                         530
                                                                    --------

MULTI-UTILITIES--0.3%
CMS Energy Corp.
  7.500% due 1/15/09(f)                                  125             129
  7.750% due 8/1/10                                      100             104
Dominion Resources, Inc. Series D
   5.125% due 12/15/09                                   100              99
MidAmerican Energy Holdings Co.
   3.500% due 5/15/08                                    200             197
Xcel Energy, Inc.
   3.400% due 7/1/08                                     140             137
                                                                    --------
                                                                         666
                                                                    --------

OFFICE ELECTRONICS--0.3%
Xerox Corp.
   6.750% due 2/1/17                                     600             615
                                                                    --------

OFFICE REITS--0.3%
Mack-Cali Realty LP
   5.125% due 2/15/14                                    700             669
                                                                    --------

OIL & GAS EXPLORATION & PRODUCTION--0.9%
Anadarko Petroleum Corp.
   3.250% due 5/1/08                                     345             338
Denbury Resources, Inc.
   7.500% due 4/1/13                                     400             402
Forest Oil Corp. 144A
   7.250% due 6/15/19(b)                               1,000             975
Swift Energy Co.
   7.625% due 7/15/11                                    500             509
                                                                    --------
                                                                       2,224
                                                                    --------

OIL & GAS REFINING & MARKETING--0.2%
Kern River Funding Corp. 144A
   4.893% due 4/30/18(b)                                  81              78
Valero Energy Corp.
   4.750% due 6/15/13                                    550             521
                                                                    --------
                                                                         599
                                                                    --------


                                                       PAR
                                                      VALUE          VALUE
                                                      (000)          (000)
                                                      ------        --------
OIL & GAS STORAGE & TRANSPORTATION--0.5%
Kaneb Pipe Line Operating Partnership LP
   5.875% due 6/1/13                                  $  125        $    125
Kinder Morgan Finance Co. ULC
   5.700% due 1/5/16                                     700             645
Williams Cos., Inc. (The)
   7.125% due 9/1/11                                     500             515
                                                                    --------
                                                                       1,285
                                                                    --------

OTHER DIVERSIFIED FINANCIAL SERVICES--0.1%
Citigroup, Inc.
   4.875% due 5/7/15(f)                                  175             165
OneAmerica Financial Partners, Inc. 144A
   7.000% due 10/15/33(b)                                175             177
                                                                    --------
                                                                         342
                                                                    --------

PACKAGED FOODS & MEATS--0.2%
Dean Foods Co.
   6.900% due 10/15/17                                    50              47
Kellogg Co. Series B
   6.600% due 4/1/11                                      75              77
Tyson Foods, Inc.
   6.850% due 4/1/16                                     400             411
                                                                    --------
                                                                         535
                                                                    --------

PAPER PACKAGING--0.1%
Sealed Air Corp. 144A
   5.375% due 4/15/08(b)                                 250             249
                                                                    --------

PAPER PRODUCTS--0.3%
Abitibi-Consolidated Finance LP
   7.875% due 8/1/09(f)                                  625             606
                                                                    --------

PERSONAL PRODUCTS--0.1%
Gillette Co. (The)
   4.125% due 8/30/07                                    125             125
                                                                    --------

PROPERTY & CASUALTY INSURANCE--0.4%
Berkley (W.R.) Corp.
   5.875% due 2/15/13                                     75              75
Berkshire Hathaway Finance Corp.
   4.625% due 10/15/13                                   100              95
Fund American Cos., Inc.
   5.875% due 5/15/13                                    175             172
Kingsway America, Inc.
   7.500% due 2/1/14                                     125             127
Markel Corp.
   6.800% due 2/15/13(f)                                 175             179
NYMAGIC, Inc.
   6.500% due 3/15/14                                    150             144
Progressive Corp. (The)
   6.250% due 12/1/32(f)                                  75              75
                                                                    --------
                                                                         867
                                                                    --------

PUBLISHING--0.5%
Dex Media East LLC/Dex Media East
   Finance Co.
   9.875% due 11/15/09                                    25              26
Dex Media, Inc.
   8.000% due 11/15/13                                    50              51
Idearc, Inc.
   8.000% due 11/15/16                                   500             508


                       See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES


                                                       PAR
                                                      VALUE          VALUE
                                                      (000)          (000)
                                                      ------        --------
PUBLISHING--CONTINUED
News America, Inc.
   6.625% due 1/9/08                                  $  250        $    251
Reader's Digest Association, Inc.
   (The) 144A
   9.000% due 2/15/17(b)                                 500             470
                                                                    --------
                                                                       1,306
                                                                    --------

REGIONAL BANKS--0.1%
Citizens Banking Corp.
   5.750% due 2/1/13                                      25              25
Hudson United Bank
   7.000% due 5/15/12                                     80              84
Zions Bancorp.
   6.000% due 9/15/15                                    125             124
                                                                    --------
                                                                         233
                                                                    --------

RESTAURANTS--0.0%
Outback Steakhouse, Inc. 144A
   10.000% due 6/15/15(b) (f)                             50              48
                                                                    --------

SOFT DRINKS--0.1%
Coca-Cola Enterprises, Inc.
   7.125% due 8/1/17                                     133             145
                                                                    --------

SPECIALIZED CONSUMER SERVICES--0.4%
Stewart Enterprises, Inc.
   6.250% due 2/15/13(f)                               1,000             968
                                                                    --------

SPECIALIZED FINANCE--0.1%
Yankee Acquisition Corp.
   Series B
   9.750% due 2/15/17(f)                                 125             122
                                                                    --------

SPECIALIZED REITS--0.7%
Health Care REIT, Inc.
   5.875% due 5/15/15                                  1,775           1,728
                                                                    --------

SPECIALTY STORES--0.4%
Office Depot, Inc.
   6.250% due 8/15/13                                  1,000           1,001
                                                                    --------

TOBACCO--0.6%
Reynolds American, Inc.
  7.300% due 7/15/15                                     750             780
  7.625% due 6/1/16                                      600             638
                                                                    --------
                                                                       1,418
                                                                    --------

WIRELESS TELECOMMUNICATION SERVICES--0.4%
Nextel Communications, Inc. Series F
   5.950% due 3/15/14                                  1,000             952

----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $63,147)                                             62,602
----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--10.2%
Adjustable Rate Mortgage
   Trust 05-3, 2A1
   4.689% due 7/25/35(c)                               1,652           1,624
American Tower Trust L
   07-1A C 144A
   5.615% due 4/15/37(b)                                 500             486


                                                       PAR
                                                      VALUE          VALUE
                                                      (000)          (000)
                                                      ------        --------
Bear Stearns Structured Products,
   Inc. 04-15, A2 P.O. 144A
   0% due 11/27/34(b)                                 $  459        $    445
Bear Stearns Structured Products,
   Inc. 05-10 144A
   7.820% due 4/26/35(b) (c)                             466             463
Chase Mortgage Finance Corp.
   06-A1, 4A1
   6.054% due 9/25/36(c)                               2,192           2,173
Citicorp Mortgage Securities, Inc.
   06-7, 1A1
   6.000% due 12/25/36                                 1,557           1,541
Countrywide Home Loan Mortgage
   Pass-Through Trust 04-13, 1A1
   5.500% due 8/25/34                                  1,135           1,129
Countrywide Home Loan Mortgage
   Pass-Through Trust 07-1, A2
   6.000% due 3/25/37                                  1,931           1,911
DLJ Commercial Mortgage Corp.
   98-CF2, A1B
   6.240% due 11/12/31                                   353             355
First Horizon Assets Securities,
   Inc. 05-AR1, 2A1
   5.012% due 4/25/35(c)                               1,135           1,124
Franchise Mortgage Acceptance Co.
   Loan Receivables Trust 98-CA,
   A2 144A
   6.660% due 1/15/12(b)                                 521             508
GS Mortgage Securities Corp. II
   99-C1, A2
   6.110% due 11/18/30(c)                                376             378
Harborview Net Interest Margin Corp.
   06-12, N1 144A
   6.409% due 12/19/36(b)                                444             444
IndyMac Index Mortgage Loan
   Trust 06-AR25, 3A1
   6.381% due 9/25/36(c)                               1,609           1,630
Lehman Brothers-UBS Commercial
   Mortgage Trust 07-C2 H
   6.180% due 2/15/40(b) (c)                           1,400           1,313
Lehman XS Net Interest Margin
   06-GPM5, A1 144A
   6.250% due 10/28/46(b)                                730             728
MASTR Resecuritization Trust
   04-3 144A
   5.000% due 3/28/34(b)                                 540             487
MASTR Resecuritization Trust
   05-1 144A
   5.000% due 10/28/34(b)                                588             552
Residential Accredit Loans, Inc.
   02-QS12, B1
   6.250% due 9/25/32                                    615             601
Residential Accredit Loans, Inc.
   05-QA4, A5
   5.464% due 4/25/35(c)                               1,566           1,548
Structured Asset Securities Corp.
   03-32, 1A1
   5.204% due 11/25/33(c)                                924             873
Structured Asset Securities Corp.
   05-1, 6A1
   6.000% due 2/25/35                                  1,600           1,570
Timberstar Trust 06-1A A 144A
   5.668% due 10/15/36(b)                              1,275           1,238


                                                       PAR
                                                      VALUE          VALUE
                                                      (000)          (000)
                                                      ------        --------
Washington Mutual Mortgage
   Pass-Through Certificates
   05-AR13, B13 144A
   6.520% due 10/25/45(b) (c)                         $  868        $    677
Wells Fargo Mortgage-Backed Securities
   Trust 05-5, 1A1
   5.000% due 5/25/20                                    973             933

----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $25,237)                                             24,731
----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--18.8%

ARGENTINA--1.3%
Republic of Argentina PIK Interest
   Capitalization
   8.280% due 12/31/33(f)                              1,335           1,292
Republic of Argentina Series GDP
   0% due 12/15/35(c)                                 12,651           1,853
                                                                    --------
                                                                       3,145
                                                                    --------

AUSTRALIA--0.5%
Commonwealth of Australia Series 909
   7.500% due 9/15/09                                  1,330(j)        1,151
                                                                    --------

BRAZIL--1.9%
Federative Republic of Brazil
  7.875% due 3/7/15(f)                                   550             610
  12.500% due 1/5/16                                   3,499(k)        2,213
  12.500% due 1/5/22                                   1,000(k)          669
  10.250% due 1/10/28                                    850(k)          496
  11.000% due 8/17/40                                    500             656
                                                                    --------
                                                                       4,644
                                                                    --------

CANADA--1.2%
Commonwealth of Canada
   4.250% due 9/1/09                                   3,220(m)        3,000
                                                                    --------

COLOMBIA--0.5%
Republic of Colombia
  11.750% due 3/1/10                               1,250,000(n)          671
  10.000% due 1/23/12                                    500             579
                                                                    --------
                                                                       1,250
                                                                    --------

EL SALVADOR--0.2%
Republic of El Salvador 144A
   7.625% due 9/21/34(b)                                 400             458
                                                                    --------

GERMANY--1.8%
Federal Republic of Germany 144A
   3.250% due 4/17/09(b)                               3,223(o)        4,271
                                                                    --------

GUATEMALA--0.3%
Republic of Guatemala 144A
   8.125% due 10/6/34(b) (f)                             675             791
                                                                    --------

MEXICO--1.1%
United Mexican States Series A
   4.625% due 10/8/08                                     50              49
United Mexican States Series B
   6.750% due 9/27/34                                    500             533

                       See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES


                                                       PAR
                                                      VALUE          VALUE
                                                      (000)          (000)
                                                      ------        --------
MEXICO--CONTINUED
United Mexican States Series MI10
   9.500% due 12/18/14                                20,705(p)     $  2,111
                                                                    --------
                                                                       2,693
                                                                    --------

NORWAY--0.8%
Kingdom of Norway 5.500% due 5/15/09                  10,860(r)        1,847
                                                                    --------

PHILIPPINES--0.9%
Republic of Philippines
  10.625% due 3/16/25                                 $  525             733
  7.750% due 1/14/31                                     500             554
  6.375% due 1/15/32                                   1,000             965
                                                                    --------
                                                                       2,252
                                                                    --------

RUSSIA--2.0%
Russian Federation 144A
   7.500% due 3/31/30(b) (c)                           2,065           2,266
Russian Federation RegS
   7.500% due 3/31/30(c) (e)                           2,338           2,573
                                                                    --------
                                                                       4,839
                                                                    --------

SWEDEN--1.0%
Kingdom of Sweden Series 1043
   5.000% due 1/28/09                                 17,075(s)        2,526
                                                                    --------

TRINIDAD AND TOBAGO--0.1%
Republic of Trinidad and Tobago RegS
   9.875% due 10/1/09(e)                                 225             247
                                                                    --------

TURKEY--1.0%
Republic of Turkey
  10.500% due 1/13/08                                    500             515
  9.000% due 6/30/11                                     500             551
  11.500% due 1/23/12                                    750             904
  7.250% due 3/15/15                                     350             363
                                                                    --------
                                                                       2,333
                                                                    --------

UKRAINE--0.4%
Republic of Ukraine, Ministry of
   Finance 144A
   6.580% due 11/21/16(b) (f)                          1,000             994
                                                                    --------

UNITED KINGDOM--0.5%
United Kingdom Treasury Bond
   4.250% due 3/7/11                                     655(l)        1,249
                                                                    --------

URUGUAY--0.9%
Republic of Uruguay
   8.000% due 11/18/22                                 1,850           2,063
                                                                    --------

VENEZUELA--2.4%
Republic of Venezuela
  5.750% due 2/26/16                                   1,350           1,161
  9.250% due 9/15/27(f)                                2,950           3,083
  9.375% due 1/13/34                                     250             261
Republic of Venezuela RegS
   5.375% due 8/7/10(e)                                1,500           1,417
                                                                    --------
                                                                       5,922

----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $43,034)                                             45,675
----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--11.0%

AUSTRALIA--0.4%
Commonwealth Bank of Australia
   Series TCD
   6.750% due 12/1/07                                  1,000(j)     $    849
                                                                    --------

BRAZIL--0.3%
Vale Overseas Ltd.
  6.250% due 1/11/16                                  $  500             496
  6.250% due 1/23/17                                     200             198
                                                                    --------
                                                                         694
                                                                    --------

CANADA--1.1%
Catalyst Paper Corp.
   7.375% due 3/1/14                                     355             321
European Investment Bank 144A
   4.600% due 1/30/37(b)                                 625(m)          552
Rogers Cable, Inc.
   7.875% due 5/1/12                                   1,000           1,082
Rogers Wireless
   Communications, Inc.
   6.375% due 3/1/14                                     575             582
                                                                    --------
                                                                       2,537
                                                                    --------

CHILE--0.2%
Empresa Nacional de
   Electricidad SA
   8.350% due 8/1/13                                     500             558
                                                                    --------

CYPRUS--0.1%
ABH Financial Ltd.
   (Alfa MTN Markets Ltd.) 144A
   8.200% due 6/25/12(b)                                 250             250
                                                                    --------

EGYPT--0.1%
Orascom Telecom Finance SCA 144A
   7.875% due 2/8/14(b)                                  300             292
                                                                    --------

GERMANY--0.4%
Deutsche Telekom International
   Finance BV
   8.000% due 6/15/10                                  1,000           1,066
                                                                    --------

HONG KONG--0.3%
China Properties Group Ltd. 144A
   9.125% due 5/4/14(b)                                  500             474
Hutchison Whampoa International
   Ltd. 144A
   5.450% due 11/24/10(b)                                150             149
                                                                    --------
                                                                         623
                                                                    --------

INDIA--0.3%
ICICI Bank Ltd. 144A
   6.375% due 4/30/22(b) (c)                             625             594
                                                                    --------

JAPAN--0.5%
Resona Bank Ltd. 144A
   5.850% due 9/29/49(b) (c)                           1,250           1,195
                                                                    --------


                                                       PAR
                                                      VALUE          VALUE
                                                      (000)          (000)
                                                      ------        --------
KAZAKHSTAN--1.2%
Kazkommerts International
   BV RegS
   8.000% due 11/3/15(e)                              $1,000        $    978
Tengizchevroil Finance Co.
   SARL 144A
   6.124% due 11/15/14(b)                              1,000             981
TuranAlem Finance BV 144A
   7.875% due 6/2/10(b)                                1,000           1,008
                                                                    --------
                                                                       2,967
                                                                    --------

MALAYSIA--0.5%
Malaysia International
   Shipping Corp. Capital
   Ltd. 144A
   6.125% due 7/1/14(b)                                1,250           1,265
                                                                    --------

MEXICO--0.3%
Pemex Project Funding
   Master Trust
   6.125% due 8/15/08                                    200             201
Vitro S.A. de C.V. 144A
   8.625% due 2/1/12(b)                                  570             581
                                                                    --------
                                                                         782
                                                                    --------

NETHERLANDS--0.3%
Majapahit Holding BV 144A
   7.250% due 6/28/17(b)                                 825             809
                                                                    --------

RUSSIA--1.9%
Gazprom International SA 144A
   7.201% due 2/1/20(b)                                  954             988
Gazprom OAO (Gaz Capital SA)
   144A(b)
  6.212% due 11/22/16                                  1,905           1,855
  6.510% due 3/7/22                                      520             513
OJSC AK Transneft
   (TransCapitalInvest Ltd.)
   144A
   5.670% due 3/5/14(b)                                  610             586
OJSC Russian Agricultural Bank
   (RSHB Capital SA) 144A
   6.299% due 5/15/17(b)                                 615             602
OJSC Vimpel Communications
   (UBS Luxembourg SA) 144A
   8.375% due 10/22/11(b)                                250             263
                                                                    --------
                                                                       4,807
                                                                    --------

SINGAPORE--0.3%
UOB Cayman Ltd. 144A
   5.796% due 12/29/49(b) (c)                            700             680
                                                                    --------

SOUTH AFRICA--0.0%
SABMiller plc 144A
   6.625% due 8/15/33(b)                                  75              77
                                                                    --------

SOUTH KOREA--0.5%
Hynix Semiconductor, Inc. 144A
   7.875% due 6/27/17(b)                                 200             199
Woori Bank 144A
   6.125% due 5/3/16(b) (c)                            1,000           1,005
                                                                    --------
                                                                       1,204
                                                                    --------

                       See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES


                                                       PAR
                                                      VALUE          VALUE
                                                      (000)          (000)
                                                      ------        --------
UNITED ARAB EMIRATES--0.3%
Abu Dhabi National Energy Co. 144A
   5.875% due 10/27/16(b)                             $  825        $    807
                                                                    --------
UNITED KINGDOM--0.7%
British Sky Broadcasting Group plc
   6.875% due 2/23/09                                    650             664
Hanson Australia Funding Ltd.
   5.250% due 3/15/13                                    125             122
Ineos Group Holdings plc 144A
   8.500% due 2/15/16(b) (f)                             500             491
Vodafone Group plc
   6.150% due 2/27/37                                    375             349
                                                                    --------
                                                                       1,626
                                                                    --------
UNITED STATES--0.8%
General Electric Capital Corp.
   6.625% due 4/17/09                                    960(q)          720
Nova Chemicals Corp.
   8.484% due 11/15/13(c)                              1,218           1,224
                                                                    --------
                                                                       1,944
                                                                    --------
VENEZUELA--0.5%
Petroleos de Venezuela RegS
   5.250% due 4/12/17(e)                               1,500           1,144

----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $26,882)                                             26,770
----------------------------------------------------------------------------

FOREIGN CREDIT LINKED NOTES(d)--0.2%

INDONESIA--0.2%
Republic of Indonesia
   (Citigroup, Inc.)
   11.867% due 6/15/09                                   640             606

----------------------------------------------------------------------------
TOTAL FOREIGN CREDIT LINKED NOTES
(IDENTIFIED COST $595)                                                   606
----------------------------------------------------------------------------

DOMESTIC CONVERTIBLE BONDS--0.1%
PHARMACEUTICALS--0.1%
Par Pharmaceutical Cos., Inc.
   2.875% due 9/30/10(f)                                 300             281

----------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE BONDS
(IDENTIFIED COST $259)                                                   281
----------------------------------------------------------------------------

DOMESTIC LOAN AGREEMENTS--8.6%

ADVERTISING--0.1%
Lamar Media Corp. Tranche F
   6.860% due 3/31/14(c)                                 190             191
                                                                    --------
ALTERNATIVE CARRIERS--0.0%
Level 3 Communications, Inc.
   Tranche B
   7.605% due 3/13/14(c)                                 115             115
                                                                    --------
APPAREL RETAIL--0.5%
Hanesbrands, Inc. Tranche B
   7.600% due 9/5/13(c)                                  273             274
HBI Branded Apparel Ltd., Inc.
   Tranche
   9.130% due 3/5/14(c)                                  325             331
Totes Isotoner Corp. Tranche
   11.360% due 1/16/14(c)                                500             504
                                                                    --------
                                                                       1,109
                                                                    --------


                                                       PAR
                                                      VALUE          VALUE
                                                      (000)          (000)
                                                      ------        --------
APPLICATION SOFTWARE--0.2%
Reynolds & Reynolds Co. (The) Tranche
   7.845% due 10/24/12(c)                             $  536        $    538
                                                                    --------
AUTO PARTS & EQUIPMENT--0.6%
Mark IV Tranche 1
   7.870% due 6/21/11(c)                               1,092           1,089
Mark IV Tranche 2
   11.120% due 12/19/11(c)                               325             323
                                                                    --------
                                                                       1,412
                                                                    --------
AUTOMOBILE MANUFACTURERS--0.2%
General Motors Corp. Tranche B
   7.745% due 11/29/13(c)                                599             602
                                                                    --------
AUTOMOTIVE RETAIL--0.2%
Hertz Corp. (Letter of Credit)
   5.365% due 12/21/12(c)                                 83              83
Hertz Corp. Tranche B
   7.070% due 12/21/12(c)                                400             400
                                                                    --------
                                                                         483
                                                                    --------
BROADCASTING & CABLE TV--0.4%
Charter Communications Operating
   LLC Tranche
   7.360% due 3/6/14(c)                                  992             984
                                                                    --------
DATA PROCESSING & OUTSOURCED SERVICES--0.8%
Solar Capital Corp. Tranche
   7.590% due 2/11/13(c)                               1,972           1,978
                                                                    --------
DEPARTMENT STORES--0.6%
Neiman-Marcus Group, Inc. (The)
   Tranche
   7.346% due 4/6/13(c)                                1,541           1,539
                                                                    --------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
ARAMARK Corp. Tranche
   7.490% due 1/26/14(c)                                  21              21
ARAMARK Corp. Tranche B
   7.490% due 1/26/14(c)                                 290             291
                                                                    --------
                                                                         312
                                                                    --------
DIVERSIFIED METALS & MINING--0.1%
Freeport-McMoRan Copper & Gold, Inc.
   Tranche B (Indonesia)
   7.100% due 3/19/14(c)                                 286             286
                                                                    --------
ELECTRICAL COMPONENTS & EQUIPMENT--0.1%
Baldor Electric Co. Tranche
   7.063% due 1/31/14(c)                                 359             360
                                                                    --------
ENVIRONMENTAL & FACILITIES SERVICES--0.3%
Allied Waste North America, Inc.
   Tranche
   5.322% due 1/15/12(c)                                 208             208
Allied Waste North America, Inc.
   Tranche B
   7.100% due 3/28/14(c)                                 382             413
                                                                    --------
                                                                         621
                                                                    --------
GENERAL REVENUE--0.0%
Wimar Opco LLC/Wimar Opco
   Finance Corp. Tranche B
   7.860% due 1/3/12(c)                                  115             116
                                                                    --------


                                                       PAR
                                                      VALUE          VALUE
                                                      (000)          (000)
                                                      ------        --------
HEALTH CARE FACILITIES--0.4%
HCA, Inc. Tranche B
   8.086% due 11/17/13(c)                             $  429        $    430
Health Management Associates,
   Inc. Tranche B
   7.110% due 2/28/14(c)                                 260             260
LifePoint Hospitals, Inc. Tranche B
   6.975% due 4/15/12(c)                                 401             400
                                                                    --------
                                                                       1,090
                                                                    --------
HOUSEWARES & SPECIALTIES--0.3%
Tupperware Brands Corp. Tranche B
   6.860% due 12/1/12(c)                                 608             606
                                                                    --------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.2%
NRG Energy, Inc. Tranche
   7.110% due 2/2/11(c)                                  325             326
NRG Energy, Inc. Tranche B1
   7.110% due 2/1/13(c)                                  135             135
                                                                    --------
                                                                         461
                                                                    --------
INTEGRATED TELECOMMUNICATION SERVICES--0.3%
NTELOS, Inc. Tranche B1
   7.570% due 8/24/11(c)                                 754             757
                                                                    --------
LEISURE FACILITIES--0.4%
AMF Bowling Worldwide, Inc. Tranche B
   7.820% due 6/22/14                                    875             877
                                                                    --------
OIL & GAS EXPLORATION & PRODUCTION--0.2%
Helix Energy Solutions Group, Inc. Tranche
   7.453% due 7/1/13(c)                                  382             383
                                                                    --------
PAPER PRODUCTS--1.3%
Domtar, Inc. Tranche B
   6.723% due 3/7/14(c)                                  390             388
Georgia-Pacific Corp. Tranche A
   7.376% due 12/20/10(c)                                712             712
Georgia-Pacific Corp. Tranche B1
   7.345% due 12/20/12(c)                              1,086           1,085
NewPage Corp. Tranche B
   7.625% due 5/2/11(c)                                1,046           1,047
                                                                    --------
                                                                       3,232
                                                                    --------
PUBLISHING--0.5%
Idearc, Inc. Tranche B
   7.320% due 11/17/14(c)                                998           1,002
Tribune Co. Tranche B
   8.360% due 5/17/14(c)                                 340             332
                                                                    --------
                                                                       1,334
                                                                    --------
SEMICONDUCTORS--0.2%
Advanced Micro Devices, Inc.
   Tranche B
   7.600% due 12/31/13(c)                                557             556
                                                                    --------
SPECIALTY CHEMICALS--0.1%
JohnsonDiversey, Inc.
   Tranche B
   7.870% due 12/16/11(c)                                210             211
                                                                    --------

                       See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES


                                                       PAR
                                                      VALUE          VALUE
                                                      (000)          (000)
                                                      ------        --------
TRADING COMPANIES & DISTRIBUTORS--0.2%
United Rentals, Inc.
   (Letter of Credit)
   5.330% due 2/14/11                                 $  127        $    127
United Rentals, Inc.
   Tranche B
   7.320% due 2/14/11(c)                                 279             280
                                                                    --------
                                                                         407
                                                                    --------
WIRELESS TELECOMMUNICATION SERVICES--0.3%
Cricket Communications, Inc.
   Tranche B1
   8.117% due 6/16/13(c)                                 620             621

----------------------------------------------------------------------------
TOTAL DOMESTIC LOAN AGREEMENTS
(IDENTIFIED COST $21,184)                                             21,181
----------------------------------------------------------------------------

FOREIGN LOAN AGREEMENTS(d)--0.4%
GERMANY--0.4%
Fresenius Medical Care AG & Co.
   KGaA Tranche B
   6.739% due 3/31/13(c)                                 990             988

----------------------------------------------------------------------------
TOTAL FOREIGN LOAN AGREEMENTS
(IDENTIFIED COST $990)                                                   988
----------------------------------------------------------------------------



                                                      SHARES
                                                      ------

DOMESTIC PREFERRED STOCK--0.1%

SPECIALIZED REITS--0.0%
Saul Centers, Inc. Series A Pfd.
   8%(f)                                                 425              10
                                                                    --------
THRIFTS & MORTGAGE FINANCE--0.1%
Chevy Chase Bank FSB Series C Pfd.
   8%(f)                                               3,925             102


                                                                     VALUE
                                                      SHARES         (000)
                                                      ------        --------
THRIFTS & MORTGAGE FINANCE--CONTINUED
Chevy Chase Preferred Capital Corp.
   Series A Pfd.
   10.375%(f)                                          1,225        $     66
                                                                    --------
                                                                         168

----------------------------------------------------------------------------
TOTAL DOMESTIC PREFERRED STOCK
(IDENTIFIED COST $179)                                                   178
----------------------------------------------------------------------------

DOMESTIC CONVERTIBLE PREFERRED STOCKS--0.2%

DIVERSIFIED METALS & MINING--0.2%
Vale Capital Ltd.                                     12,000             587

----------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE PREFERRED STOCKS
(IDENTIFIED COST $601)                                                   587
----------------------------------------------------------------------------

DOMESTIC COMMON STOCKS--0.1%

DIVERSIFIED METALS & MINING--0.1%
Southern Copper Corp.(f)                               2,560             241
                                                                    --------

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
AT&T Latin America Corp. Class A(t)                   64,050               1

----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $524)                                                   242
----------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--1.7%
DIAMONDS(R) Trust Series I(f)                          9,070           1,218
iShares MSCI EAFE(R) Index Fund(f)                     7,600             614


                                                                     VALUE
                                                      SHARES         (000)
                                                      ------        --------
iShares S&P 500(R) Index Fund(f)                       8,000        $  1,203
iShares S&P Midcap 400(R)Index Fund                   13,500           1,206

----------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $4,281)                                               4,241
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.8%
(IDENTIFIED COST $237,696)                                           238,244
----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--7.5%

MONEY MARKET MUTUAL FUNDS--6.4%
State Street Navigator Prime Plus
   (5.34% seven day effective yield)(i)           15,650,000          15,651
                                                                    --------


                                                     PAR
                                                    VALUE
                                                    (000)
                                                    -----
COMMERCIAL PAPER(H)--1.1%
UBS Finance Delaware LLC
   5.350% due 7/2/07                                  $2,670           2,670

----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $18,321)                                             18,321
----------------------------------------------------------------------------
TOTAL INVESTMENTS--105.3%
(IDENTIFIED COST $256,017)                                           256,565(a)
----------------------------------------------------------------------------

Other assets and liabilities, net--(5.3)%                            (13,010)
                                                                    --------
NET ASSETS--100.0%                                                  $243,555
                                                                    ========

At June 30, 2007, the series had entered into forward currency contracts as follows (reported in 000's):

                                                                    Unrealized
                                                                   Appreciation
Contract to Receive   In Exchange for  Settlement Date    Value   (Depreciation)
--------------------  ---------------- ----------------  -------  --------------
JPY 145,262           USD 1,209            9/4/07         $1,190       $(19)

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $4,021 and gross depreciation of $3,700 for federal income tax purposes. At June 30, 2007, the aggregate cost of securities for federal income tax purposes was $256,244.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities amounted to a value of $42,681 (reported in 000's) or 17.5% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header or parenthetically, is determined based on criteria described in Note 2G, "Foreign Security Country Determination" in the Notes to Financial Statements.
(e) Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f)  All or a portion of security is on loan.
(g)  All or a portion segregated as collateral for forward currency contracts.
(h)  The rate shown is the discount rate.
(i) Represents security purchased with cash collateral received for securities on loan.
(j)  Par value represents Australian Dollar.
(k)  Par value represents Brazilian Real.
(l)  Par value represents British Pound.
(m)  Par value represents Canadian Dollar.
(n)  Par value represents Colombian Peso.
(o)  Par value represents Euro.
(p)  Par value represents Mexican Peso.
(q)  Par value represents New Zealand Dollar.
(r)  Par value represents Norwegian Krone.
(s)  Par value represents Swedish Krona.
(t)  Non-income producing.

                        See Notes to Financial Statements

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            6/30/07
--------------------------------------------------------------------------------

As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Non-Agency Mortgage-Backed Securities                 23%
Foreign Government Securities                         18
Domestic Corporate Bonds                              16
Mortgage-Backed Securities                            10
Foreign Corporate Bonds                                9
Asset-Backed Securities                                8
Domestic Loan Agreements                               8
Other (includes short-term investments)                8


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2007
                                   (UNAUDITED)

                                                       PAR
                                                      VALUE           VALUE
                                                      (000)           (000)
                                                      ------         -------
U.S. GOVERNMENT SECURITIES--1.2%

U.S. TREASURY NOTES--1.2%
U.S. Treasury Note
  4.500% due 4/30/12                                  $   40         $    39
  4.750% due 5/31/12                                     110             109
  4.500% due 5/15/17                                     425             408

----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $554)                                                   556
----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--10.1%
FHLMC
  4.650% due 10/10/13                                    160             153
  4.500% due 12/1/18                                     373             356
FNMA
  4.000% due 7/1/19                                      194             180
  5.000% due 2/1/20                                      100              96
  5.000% due 8/1/20                                      329             318
  6.000% due 8/1/34                                      213             212
  5.500% due 3/1/35                                      264             255
  5.500% due 4/1/35                                    1,190           1,152
  6.500% due 8/1/36                                      190             192
  6.000% due 1/1/37                                      560             554
FNMA 04-W6, 1A4
   5.500% due 7/25/34                                    326             325
FNMA 05-57, CK
   5.000% due 7/25/35                                     63              62
FNMA 05-65, DK
   5.000% due 8/25/35                                     76              75
FNMA 05-65, PJ
   5.000% due 8/25/35                                    222             218
FNMA 05-74, AG
   5.000% due 9/25/35                                     91              90
FNMA 05-80, AD
   5.500% due 9/25/35                                    245             242

----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $4,599)                                               4,480
----------------------------------------------------------------------------

AGENCY NON-MORTGAGE-BACKED SECURITIES--3.1%
FHLMC
  5.375% due 1/9/14                                      340             335
  5.200% due 3/5/19                                      595             572


                                                       PAR
                                                      VALUE           VALUE
                                                      (000)           (000)
                                                      ------         -------
  5.300% due 5/12/20                                  $  475         $   454

----------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $1,386)                                               1,361
----------------------------------------------------------------------------

MUNICIPAL BONDS--1.4%

NEW YORK--0.7%
New York State Dormitory Authority
   Taxable Series B
   3.350% due 12/15/09                                   315             301
                                                                     -------

PENNSYLVANIA--0.7%
Philadelphia School District Taxable
   Series C (FSA Insured)
   4.290% due 7/1/10                                     350             340

----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $665)                                                   641
----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--8.3%
Bombardier Capital Mortgage Securitization
   Corp. 99-A, A3
   5.980% due 1/15/18                                    116             107
Capital One Auto Finance Trust 05-BSS B
   4.320% due 5/15/10                                    350             348
Carmax Auto Owner Trust 05-1 C
   4.820% due 10/15/11                                   200             198
Chase Funding Mortgage Loan Asset-Backed
   Certificates 04-1, 1A4
   4.111% due 8/25/30                                     99              97
DaimlerChrysler Auto Trust 05-A B
   3.880% due 7/8/11                                     250             246
Dunkin Securitization 06-1, M1 144A
   8.285% due 6/20/31(b)                                 160             162
Great America Leasing Receivables 05-1,
   A4 144A
   4.970% due 8/20/10(b)                                 230             228
GS Auto Loan Trust 06-1, A2
   5.470% due 2/15/09                                    375             375
GSAMP Trust 06-S4, M6
   6.520% due 5/25/36(c)                                 310             234


                                                       PAR
                                                      VALUE           VALUE
                                                      (000)           (000)
                                                      ------         -------
Lehman XS Net Interest Margin 06-GPM7,
   A1 144A
   6.250% due 12/28/46(b)                             $  157         $   156
MASTR Alternative Net Interest Margin 06-6,
   N1 144A
   6.320% due 9/26/46(b) (c)                              46              44
Onyx Acceptance Grantor Trust 03-D, A4
   3.200% due 3/15/10                                     92              91
Renaissance Home Equity Loan Trust 05-3, AF3
   4.814% due 11/25/35(c)                                625             619
Renaissance Home Equity Loan Trust 06-1, AF2
   5.533% due 5/25/36(c)                                 236             235
Residential Funding Mortgage Securities II,
   Inc. 05-HI2, A3
   4.460% due 5/25/35                                    250             248
Structured Asset Securities Corp.
   05-7XS, 1A2B
   5.270% due 4/25/35(c)                                 300             299

----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $3,790)                                               3,687
----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--15.4%

AIRLINES--3.7%
American Airlines, Inc. 01-1
   6.977% due 11/23/22                                   419             405
Continental Airlines, Inc. 98-1A
   6.648% due 3/15/19                                    174             176
Delta Air Lines, Inc. 00-1
   7.379% due 11/18/11                                   262             266
JetBlue Airways Corp. 04-2
   8.460% due 5/15/10(c)                                 340             344
United Airlines, Inc. 00-2
   7.032% due 4/1/12                                     144             145
United Airlines, Inc. 01-1
   6.071% due 9/1/14                                     331             332
                                                                     -------
                                                                       1,668
                                                                     -------

                        See Notes to Financial Statements

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES


                                                       PAR
                                                      VALUE           VALUE
                                                      (000)           (000)
                                                      ------         -------

APPLICATION SOFTWARE--0.1%
Intuit, Inc.
   5.750% due 3/15/17(f)                              $   41         $    40
                                                                     -------

ASSET MANAGEMENT & CUSTODY BANKS--0.4%
Janus Capital Group, Inc.
   6.250% due 6/15/12                                     75              76
Nuveen Investments, Inc.
   5.000% due 9/15/10                                     95              87
                                                                     -------
                                                                         163
                                                                     -------

AUTOMOTIVE RETAIL--0.2%
Hertz Corp.
   8.875% due 1/1/14                                     100             105
                                                                     -------

BROADCASTING & CABLE TV--0.9%
Comcast Cable Holdings LLC
   7.875% due 8/1/13                                     150             165
COX Communications, Inc.
   4.625% due 6/1/13                                     250             234
                                                                     -------
                                                                         399
                                                                     -------

BUILDING PRODUCTS--0.1%
Esco Corp. 144A
   8.625% due 12/15/13(b)                                 54              57
                                                                     -------

CASINOS & GAMING--0.1%
Seminole Hard Rock Entertainment,
   Inc./Seminole Hard Rock International
   LLC 144A
   7.860% due 3/15/14(b) (c)                              25              25
                                                                     -------

CONSUMER FINANCE--3.0%
Ford Motor Credit Co. LLC
  8.355% due 11/2/07(c)                                   50              50
  5.625% due 10/1/08                                     345             341
  9.875% due 8/10/11                                      80              84
  9.806% due 4/15/12(c)                                  135             145
GMAC LLC(c)
  6.510% due 9/23/08                                     185             185
  6.610% due 5/15/09                                     135             135
MBNA Corp.
   4.625% due 9/15/08                                    100              99
Residential Capital LLC
   6.000% due 2/22/11                                     50              48
SLM Corp.
   4.060% due 2/1/10(c)                                  250             230
                                                                     -------
                                                                       1,317
                                                                     -------

DATA PROCESSING & OUTSOURCED SERVICES--0.5%
Convergys Corp.
   4.875% due 12/15/09                                   250             244
                                                                     -------

ELECTRIC UTILITIES--0.7%
Consumers Energy Co. Series H
   4.800% due 2/17/09                                    100              99
Entergy Gulf States, Inc.
   3.600% due 6/1/08                                     200             196
                                                                     -------
                                                                         295
                                                                     -------


                                                       PAR
                                                      VALUE           VALUE
                                                      (000)           (000)
                                                      ------         -------
ELECTRICAL COMPONENTS & EQUIPMENT--0.2%
General Cable Corp. 144A
   7.725% due 4/1/15(b) (c)                           $  100         $   101
                                                                     -------

INVESTMENT BANKING & BROKERAGE--0.3%
Piper Jaffray Equipment Trust Securities 144A
   6.000% due 9/10/11(b)                                 129             126
                                                                     -------

LIFE SCIENCES TOOLS & SERVICES--0.3%
Fisher Scientific International, Inc.
   6.750% due 8/15/14                                    140             141
                                                                     -------

MOVIES & ENTERTAINMENT--0.2%
Time Warner, Inc.
   6.875% due 5/1/12                                     100             104
                                                                     -------

OFFICE SERVICES & SUPPLIES--0.2%
Steelcase, Inc.
   6.500% due 8/15/11                                    100             101
                                                                     -------

OIL & GAS EXPLORATION & PRODUCTION--0.3%
Swift Energy Co.
   7.625% due 7/15/11                                    125             127
                                                                     -------

OIL & GAS REFINING & MARKETING--0.5%
Valero Energy Corp.
   4.750% due 6/15/13                                    225             213
                                                                     -------

OIL & GAS STORAGE & TRANSPORTATION--0.1%
ONEOK Partners LP
   5.900% due 4/1/12                                      65              65
                                                                     -------

OTHER DIVERSIFIED FINANCIAL SERVICES--0.7%
ERAC USA Finance Co. 144A
   5.300% due 11/15/08(b)                                 85              84
General Electric Capital Corp.
   6.125% due 2/22/11                                    125             127
MassMutual Global Funding II 144A
   3.500% due 3/15/10(b)                                 100              96
                                                                     -------
                                                                         307
                                                                     -------

PAPER PACKAGING--0.6%
Packaging Corporation of America
   4.375% due 8/1/08                                     250             246
                                                                     -------

PAPER PRODUCTS--0.7%
Abitibi-Consolidated Finance LP
   7.875% due 8/1/09                                      67              65
Bowater, Inc.
   8.360% due 3/15/10(c)                                 165             164
Verso Paper Holdings LLC and Verso Paper,
   Inc. 144A
   9.106% due 8/1/14(b) (c)                               85              87
                                                                     -------
                                                                         316
                                                                     -------

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.5%
Colonial Realty LP
   4.800% due 4/1/11                                     250             241
                                                                     -------


                                                       PAR
                                                      VALUE           VALUE
                                                      (000)           (000)
                                                      ------         -------
RETAIL REITS--0.1%
Simon Property Group LP
   5.600% due 9/1/11                                  $   55         $    55
                                                                     -------

SPECIALTY CHEMICALS--0.3%
Lubrizol Corp.
   4.625% due 10/1/09                                    125             123
                                                                     -------

TOBACCO--0.5%
Philip Morris Capital Corp.
   7.500% due 7/16/09                                    200             207
                                                                     -------

WIRELESS TELECOMMUNICATION SERVICES--0.2%
Nextel Communications, Inc.
   Series F
   5.950% due 3/15/14                                     75              71

----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $6,903)                                               6,857
----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--23.1%
American General Mortgage Loan Trust
   06-1, A2 144A
   5.750% due 12/25/35(b) (c)                            275             273
Asset Securitization Corp. 96-D3, A1C
   7.400% due 10/13/26                                    29              29
Banc of America Alternative Loan Trust
   06-9, A1
   6.000% due 1/25/37                                    435             431
Bear Stearns Commercial Mortgage
   Securities 04-ESA J 144A
   5.817% due 5/14/16(b)                                 350             353
Bear Stearns Structured Products, Inc.
   04-15, A2 P.O. 144A
   0% due 11/27/34(b)                                     91              88
Bear Stearns Structured Products, Inc.
   05-10 144A
   7.820% due 4/26/35(b) (c)                             128             127
Bear Stearns Structured Products,
   Inc. 05-20N A 144A
   8.820% due 10/25/45(b) (c)                            126             127
Centex Home Equity 05-A, AF4
   4.720% due 10/25/31(c)                                154             154
Chase Mortgage Finance Corp. 04-S1 M
   5.098% due 2/25/19(c)                                  83              80
Chase Mortgage Finance Corp. 04-S3, 3A1
   6.000% due 3/25/34                                    368             362
Chase Mortgage Finance Corp. 06-A1, 4A1
   6.054% due 9/25/36(c)                                 434             430
Citicorp Mortgage Securities, Inc.
   06-7, 1A1
   6.000% due 12/25/36                                   114             113
Countrywide Home Loan Mortgage
   Pass-Through Trust 04-13, 1A1
   5.500% due 8/25/34                                    189             188

                        See Notes to Financial Statements

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES


                                                       PAR
                                                      VALUE           VALUE
                                                      (000)           (000)
                                                      ------         -------
Countrywide Home Loan Mortgage
   Pass-Through Trust 07-1, A2
   6.000% due 3/25/37                                 $  266         $   263
Credit Suisse First Boston Mortgage
   Securities Corp. 01-CK1, A2
   6.250% due 12/18/35                                   169             169
Credit Suisse First Boston Mortgage
   Securities Corp. 03-8, 3A24
   5.500% due 4/25/33                                    290             281
Credit Suisse First Boston Mortgage
   Securities Corp. 05-12, 6A1
   6.000% due 1/25/36                                    159             156
Credit Suisse First Boston Mortgage
   Securities Corp. 98-C1 B
   6.590% due 5/17/40                                    390             394
Crown Castle Towers LLC 05-1A, AFX
   144A
   4.643% due 6/15/35(b)                                 250             243
First Horizon Assets Securities, Inc.
   05-AR1, 2A1 5.012% due 4/25/35(c)                     252             250
Franchise Mortgage Acceptance Co.
   Loan Receivables Trust 98-CA, A2
   144A
   6.660% due 1/15/12(b)                                 102             100
GMAC Mortgage Corp. Loan Trust 05-AR2,
   2A 4.850% due 5/25/35(c)                              335             336
GMAC Mortgage Corp. Loan Trust 05-HE2, A3
   4.622% due 11/25/35(c)                                116             115
GMAC Mortgage Corp. Loan Trust 06-HE2, A3
   6.320% due 5/25/36                                    350             351
GMAC Mortgage Corp. Loan Trust 06-HE3, A2
   5.750% due 10/25/36(c)                                350             349
Greenwich Structured ARM Products 05-4A,
   N1 144A
   8.320% due 7/27/45(b) (c)                              75              75
GS Mortgage Securities Corp. II 07-EOP H 144A
   5.970% due 3/6/20(b) (c)                              110             110
GSAMP Net Interest Margin Trust 05-NC1 144A
   5.000% due 2/25/35(b)                                   1               1
Harborview Mortgage Loan Trust 05-15, B8
   7.070% due 10/20/45(c)                                200             186
Harborview Mortgage Loan Trust 05-9, B10
   7.070% due 6/20/35(c)                                 141             134
Harborview Net Interest Margin Corp. 06-12,
   N1 144A
   6.409% due 12/19/36(b)                                102             102
IndyMac Index Mortgage Loan Trust 06-AR25,
   3A1
   6.381% due 9/25/36(c)                                 196             198
IndyMac Index Mortgage Loan Trust 07-AR2, B1
   5.884% due 6/25/37(c)                                 135             133
JPMorgan Mortgage Acquisition Corp. 06-CW2, AF3
   5.777% due 8/25/36(c)                                 225             224
JPMorgan Mortgage Trust 05-S3, 2A2
   5.500% due 1/25/21                                     54              53


                                                       PAR
                                                      VALUE           VALUE
                                                      (000)           (000)
                                                      ------         -------
JPMorgan Mortgage Trust 06-A1, B1
   5.397% due 2/25/36(c)                              $  249         $   244
Lehman XS Net Interest Margin 06-GPM4,
   A1 144A
   6.250% due 9/28/46(b)                                 124             123
MASTR Alternative Net Interest Margin
   Trust 05-CW1A, N1 144A
   6.750% due 12/26/35(b)                                 42              38
MASTR Resecuritization Trust 05-4CI,
   N2 144A 8.320% due 4/26/45(b) (c)                     120             118
MLCC Mortgage Investors, Inc. 06-3, 2A1
   6.117% due 10/25/36(c)                                209             211
Residential Accredit Loans, Inc. 05-QA4, A5
   5.464% due 4/25/35(c)                                 260             257
Residential Funding Mortgage Securities I,
   Inc. 05-SA1, 2A
   4.865% due 3/25/35(c)                                 179             177
Residential Funding Mortgage Securities I,
   Inc. 06-S4, A2
   6.000% due 4/25/36                                    230             231
SBA CMS Trust 06-1A, B 144A
   5.451% due 11/15/36(b)                                 95              94
Structured Asset Securities Corp. 03-32, 1A1
   5.204% due 11/25/33(c)                                172             162
Wachovia Mortgage Loan Trust LLC 06-A, B1
   5.421% due 5/20/36(c)                                 249             244
Washington Mutual Mortgage Pass-Through
   Certificates 05-AR13, B13 144A
   6.520% due 10/25/45(b) (c)                            145             113
Wells Fargo Mortgage-Backed Securities Trust
   04-EE, 2A3
   3.990% due 12/25/34(c)                                175             171
Wells Fargo Mortgage-Backed Securities Trust
   04-R, 2A1
   4.360% due 9/25/34(c)                                 303             297
Wells Fargo Mortgage-Backed Securities Trust
   05-14, 2A1
   5.500% due 12/25/35                                   230             220
Wells Fargo Mortgage-Backed Securities Trust
   05-5, 1A1
   5.000% due 5/25/20                                    188             181
Wells Fargo Mortgage-Backed Securities Trust
   05-AR10, 2A16
   4.110% due 6/25/35(c)                                 210             204
Wells Fargo Mortgage-Backed Securities Trust
   05-AR16, 6A3
   5.000% due 10/25/35(c)                                232             228

----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $10,411)                                             10,291
----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--17.5%

ARGENTINA--0.3%
Republic of Argentina
   5.475% due 8/3/12(c)                                  165             157
                                                                     -------

AUSTRALIA--0.6%
Commonwealth of Australia Series 909
   7.500% due 9/15/09                                    320(g)          277
                                                                     -------


                                                       PAR
                                                      VALUE           VALUE
                                                      (000)           (000)
                                                      ------         -------
BRAZIL--2.2%
Federative Republic of Brazil
  9.250% due 10/22/10                                 $  110         $   122
  7.875% due 3/7/15                                      200             222
  12.500% due 1/5/16                                     462(h)          292
  12.500% due 1/5/22                                     500(h)          334
                                                                     -------
                                                                         970
                                                                     -------

CANADA--1.0%
Commonwealth of Canada
   3.750% due 6/1/08                                     485(j)          452
                                                                     -------

CHILE--0.6%
Republic of Chile
   5.755% due 1/28/08(c)                                 250             250
                                                                     -------

COLOMBIA--0.8%
Republic of Colombia
  11.750% due 3/1/10                                 191,000(k)          102
  10.000% due 1/23/12                                    125             145
  7.160% due 11/16/15(c)                                 100             110
                                                                     -------
                                                                         357
                                                                     -------

GERMANY--1.8%
Federal Republic of Germany 144A
   3.250% due 4/17/09(b)                                 611(m)          810
                                                                     -------

MEXICO--2.1%
United Mexican States
  6.055% due 1/13/09(c)                                  250             251
  6.625% due 3/3/15                                      100             105
United Mexican States Series A
   4.625% due 10/8/08                                    200             197
United Mexican States Series MI10
   9.500% due 12/18/14                                 3,803(l)          388
                                                                     -------
                                                                         941
                                                                     -------

NORWAY--0.8%
Kingdom of Norway
   5.500% due 5/15/09                                  2,075(o)          353
                                                                     -------

PHILIPPINES--1.2%
Republic of Philippines
  8.375% due 3/12/09                                     200             208
  8.375% due 2/15/11                                     285             306
                                                                     -------
                                                                         514
                                                                     -------

RUSSIA--0.9%
Russian Federation RegS(e)
  8.250% due 3/31/10                                     253             263
  7.500% due 3/31/30(c)                                  114             126
                                                                     -------
                                                                         389
                                                                     -------

SWEDEN--0.5%
Kingdom of Sweden Series 1043
   5.000% due 1/28/09                                  1,575(p)          233
                                                                     -------

TRINIDAD AND TOBAGO--0.2%
Republic of Trinidad and Tobago RegS
   9.875% due 10/1/09(e)                                  75              82
                                                                     -------

                       See Notes to Financial Statements

                     PHOENIX MULTI-SECTOR SHORT-TERM SERIES


                                                       PAR
                                                      VALUE           VALUE
                                                      (000)           (000)
                                                      ------         -------
TURKEY--1.7%
Republic of Turkey
  10.500% due 1/13/08                                 $  350         $   361
  11.750% due 6/15/10                                    340             395
                                                                     -------
                                                                         756
                                                                     -------

UNITED KINGDOM--0.5%
United Kingdom Treasury Bond
   4.250% due 3/7/11                                     125(i)          238
                                                                     -------

VENEZUELA--2.3%
Republic of Venezuela
   5.750% due 2/26/16                                    125             108
Republic of Venezuela RegS
   5.375% due 8/7/10(e)                                  975             921
                                                                     -------
                                                                       1,029

----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $7,513)                                               7,808
----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--9.3%

CANADA--0.5%
European Investment Bank 144A
   4.600% due 1/30/37(b)                                 150(j)          132
Thomson Corp. (The)
   4.250% due 8/15/09                                    100              98
                                                                     -------
                                                                         230
                                                                     -------

CHILE--0.7%
Celulosa Arauco y Constitucion SA
   7.750% due 9/13/11                                    165             177
Empresa Nacional de Electricidad SA
   7.750% due 7/15/08                                    120             122
                                                                     -------
                                                                         299
                                                                     -------

GERMANY--0.5%
Deutsche Bank AG NY Series GS
   4.000% due 3/22/12(c)                                 250             235
                                                                     -------

HONG KONG--0.6%
Hutchison Whampoa International Ltd. 144A
   5.450% due 11/24/10(b)                                250             248
                                                                     -------

INDIA--0.4%
ICICI Bank Ltd. 144A
   5.750% due 11/16/10(b)                                175             174
                                                                     -------

MALAYSIA--0.4%
Malaysia International Shipping Corporation
   Capital Ltd. 144A
   5.000% due 7/1/09(b)                                  200             198
                                                                     -------

MEXICO--0.5%
Fideicomiso Petacalco Trust 144A
   10.160% due 12/23/09(b)                               111             115
Vitro S.A. de C.V. 144A
   8.625% due 2/1/12(b)                                  115             117
                                                                     -------
                                                                         232
                                                                     -------


                                                       PAR
                                                      VALUE           VALUE
                                                      (000)           (000)
                                                      ------         -------
NETHERLANDS--0.4%
Majapahit Holding BV 144A
   7.250% due 6/28/17(b)                              $  100         $    98
NXP BV/NXP Funding LLC
   8.106% due 10/15/13(c)                                105             106
                                                                     -------
                                                                         204
                                                                     -------

POLAND--0.5%
Telekomunikacja Polska SA Finance BV 144A
   7.750% due 12/10/08(b)                                225             232
                                                                     -------

QATAR--0.3%
Ras Laffan Liquefied Natural Gas Co. Ltd. 144A
   3.437% due 9/15/09(b)                                 120             117
                                                                     -------

RUSSIA--2.0%
Gazprom OAO (Gaz Capital SA) 144A(b)
  6.212% due 11/22/16                                    330             321
  6.510% due 3/7/22                                      100              99
OJSC AK Transneft (TransCapitalInvest
   Ltd.) 144A
   5.670% due 3/5/14(b)                                  270             259
OJSC Russian Agricultural Bank (RSHB
   Capital SA) 144A
   6.299% due 5/15/17(b)                                 100              98
TNK-BP Finance SA RegS
   6.125% due 3/20/12(e)                                 115             112
                                                                     -------
                                                                         889
                                                                     -------

SOUTH KOREA--0.3%
Export-Import Bank of Korea
   4.500% due 8/12/09                                    120             117
                                                                     -------

SWITZERLAND--0.2%
Petroplus Finance Ltd. 144A
   6.750% due 5/1/14(b)                                   75              73
                                                                     -------

UKRAINE--0.2%
NAK Naftogaz Ukrainy (Standard Bank
   London Holdings plc)
   8.125% due 9/30/09                                    100             100
                                                                     -------

UNITED STATES--1.8%
Amvescap plc
   4.500% due 12/15/09                                   250             244
General Electric Capital Corp.
   6.625% due 4/17/09                                    185(n)          139
Merrill Lynch & Co., Inc.
   10.710% due 3/8/17                                    200(h)          110
Morgan Stanley 144A
   10.090% due 5/3/17(b)                                 250(h)          131
Nova Chemicals Corp.
   8.484% due 11/15/13(c)                                170             171
                                                                     -------
                                                                         795

----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $4,179)                                               4,143
----------------------------------------------------------------------------


                                                       PAR
                                                      VALUE           VALUE
                                                      (000)           (000)
                                                      ------         -------
DOMESTIC CONVERTIBLE BONDS--0.1%

PHARMACEUTICALS--0.1%
Par Pharmaceutical Cos., Inc.
   2.875% due 9/30/10                                 $   40         $    37

----------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE BONDS
(IDENTIFIED COST $35)                                                     37
----------------------------------------------------------------------------

FOREIGN CREDIT LINKED NOTES(d)--0.3%

INDONESIA--0.3%
Republic of Indonesia (Citigroup, Inc.)
   11.341% due 6/15/09                                   120             114

----------------------------------------------------------------------------
TOTAL FOREIGN CREDIT LINKED NOTES
(IDENTIFIED COST $112)                                                   114
----------------------------------------------------------------------------

DOMESTIC LOAN AGREEMENTS(c)--7.9%

ADVERTISING--0.1%
Lamar Media Corp. Tranche F
   6.860% due 3/31/14                                     25              25
                                                                     -------

ALTERNATIVE CARRIERS--0.0%
Level 3 Communications, Inc. Tranche B
   7.605% due 3/13/14                                     17              17
                                                                     -------

APPAREL RETAIL--0.3%
Hanesbrands, Inc. Tranche B
   7.090% due 9/5/13                                      54              54
HBI Branded Apparel Ltd., Inc. Tranche
   9.110% due 3/5/14                                      65              66
Totes Isotoner Corp. Tranche B
   7.820% due 1/16/13                                     16              16
                                                                     -------
                                                                         136
                                                                     -------

APPLICATION SOFTWARE--0.2%
Reynolds & Reynolds Co. (The) Tranche
   7.350% due 10/24/12                                   100             100
                                                                     -------

AUTOMOBILE MANUFACTURERS--0.2%
General Motors Corp. Tranche B
   7.745% due 11/29/13                                    95              95
                                                                     -------

BROADCASTING & CABLE TV--0.7%
Charter Communications Operating LLC Tranche
   7.360% due 3/6/14                                     248             246
DIRECTV Holdings LLC Tranche B
   6.850% due 4/13/13                                     66              66
                                                                     -------
                                                                         312
                                                                     -------

DATA PROCESSING & OUTSOURCED SERVICES--0.3%
Solar Capital Corp. Tranche
   7.590% due 2/11/13                                    147             148
                                                                     -------

                       See Notes to Financial Statements

                  PHOENIX MULTI-SECTOR SHORT-TERM BOND SERIES


                                                       PAR
                                                      VALUE           VALUE
                                                      (000)           (000)
                                                      ------         -------
DEPARTMENT STORES--0.3%
Neiman-Marcus Group, Inc. (The) Tranche
   7.474% due 4/6/13                                  $  151         $   150
                                                                     -------

DISTRIBUTORS--0.4%
Building Materials Holding Corp. Tranche B
   7.864% due 11/10/13                                   159             156
                                                                     -------

DIVERSIFIED CHEMICALS--0.0%
Huntsman Corp. Tranche B
   7.070% due 8/16/12                                     18              18
                                                                     -------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
ARAMARK Corp. Tranche
   7.445% due 1/26/14                                      3               3
ARAMARK Corp. Tranche B
   7.470% due 1/26/14                                     46              46
                                                                     -------
                                                                          49
                                                                     -------

DIVERSIFIED METALS & MINING--0.1%
Freeport-McMoRan Copper & Gold, Inc.
   Tranche B (Indonesia)
   7.100% due 3/19/14                                     50              50
                                                                     -------

ELECTRICAL COMPONENTS & EQUIPMENT--0.1%
Baldor Electric Co. Tranche
   7.063% due 3/6/14                                      38              38
                                                                     -------

ENVIRONMENTAL & FACILITIES SERVICES--0.6%
Allied Waste North America, Inc. Tranche
   5.322% due 1/15/12                                     33              33
Allied Waste North America, Inc. Tranche B
   7.125% due 3/28/14                                     70              70
Duratek, Inc. Tranche B
   7.630% due 6/30/16                                     13              14
EnergySolutions LLC Tranche
   7.570% due 2/26/14                                    107             107
EnergySolutions LLC Tranche B
   7.630% due 6/7/13                                      28              28
EnviroCare Tranche C
   7.570% due 6/30/16                                      1               1
                                                                     -------
                                                                         253
                                                                     -------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.2%
Mosaic Co. (The) Tranche B
   7.112% due 12/1/13                                     95              96
                                                                     -------

GENERAL REVENUE--0.0%
Wimar Opco LLC/Wimar Opco Finance Corp.
   Tranche B
   7.860% due 1/3/12                                      17              18
                                                                     -------

HEALTH CARE FACILITIES--0.4%
HCA, Inc. Tranche B 8.086% due 11/17/13                   55              55
Health Management Associates, Inc.
   Tranche B 7.110% due 2/28/14                           35              35


                                                       PAR
                                                      VALUE           VALUE
                                                      (000)           (000)
                                                      ------         -------
HEALTH CARE FACILITIES--CONTINUED
LifePoint Hospitals, Inc. Tranche B
   6.960% due 4/15/12                                 $   84         $    84
                                                                     -------
                                                                         174
                                                                     -------

HEALTH CARE SERVICES--0.3%
DaVita, Inc. Tranche B
   6.843% due 10/5/12                                    113             113
                                                                     -------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.4%
Mirant North America LLC Tranche B
   7.070% due 1/3/13                                      40              40
NRG Energy, Inc. Tranche
   7.360% due 2/2/11                                     108             109
NRG Energy, Inc. Tranche B1
   7.110% due 2/1/13                                      44              44
                                                                     -------
                                                                         193
                                                                     -------

INTEGRATED TELECOMMUNICATION SERVICES--0.6%
NTELOS, Inc. Tranche B1
   7.570% due 8/24/11                                    267             269
                                                                     -------

LEISURE FACILITIES--0.1%
AMF Bowling Worldwide, Inc. Tranche B
   7.820% due 6/22/14                                     60              60
                                                                     -------

OIL & GAS EXPLORATION & PRODUCTION--0.3%
Helix Energy Solutions Group, Inc. Tranche
   7.320% due 7/1/13                                     130             130
                                                                     -------

PAPER PRODUCTS--0.5%
Domtar, Inc. Tranche B
   6.723% due 3/7/14                                      55              55
NewPage Corp. Tranche B
   7.625% due 5/2/11                                     154             154
                                                                     -------
                                                                         209
                                                                     -------

PUBLISHING--0.4%
Idearc, Inc. Tranche B
   7.315% due 11/17/14                                   115             115
Tribune Co. Tranche B
   8.360% due 5/17/14                                     60              59
                                                                     -------
                                                                         174
                                                                     -------

RESTAURANTS--0.2%
Burger King Corp. Tranche B1
   6.875% due 6/30/12                                     73              73
                                                                     -------

SEMICONDUCTORS--0.5%
Advanced Micro Devices, Inc. Tranche B
   7.340% due 12/31/13                                    78              78
Freescale Semiconductor, Inc. Tranche
   7.369% due 12/1/13                                    125             122
                                                                     -------
                                                                         200
                                                                     -------


                                                       PAR
                                                      VALUE           VALUE
                                                      (000)           (000)
                                                      ------         -------
SPECIALTY CHEMICALS--0.1%
JohnsonDiversey, Inc. Tranche B
   7.870% due 12/16/11                                $   27         $    27
                                                                     -------

WIRELESS TELECOMMUNICATION SERVICES--0.5%
Cricket Communications, Inc. Tranche B1
   8.117% due 6/16/13                                    112             112
MetroPCS Wireless, Inc. Tranche B
   7.750% due 11/3/13                                    119             119
                                                                     -------
                                                                         231

----------------------------------------------------------------------------
TOTAL DOMESTIC LOAN AGREEMENTS
(IDENTIFIED COST $3,493)                                               3,514
----------------------------------------------------------------------------

FOREIGN LOAN AGREEMENTS(c)(d)--0.5%

GERMANY--0.3%
Fresenius Medical Care AG & Co. KGaA
   Tranche B
   6.739% due 3/31/13                                    149             148
                                                                     -------

UNITED KINGDOM--0.2%
Yell Group plc Tranche B1
   7.320% due 2/10/13                                     75              75

----------------------------------------------------------------------------
TOTAL FOREIGN LOAN AGREEMENTS
(IDENTIFIED COST $224)                                                   223
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.2%
(IDENTIFIED COST $43,864)                                             43,712
----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--0.9%

COMMERCIAL PAPER(q)--0.9%
UBS Finance Delaware LLC
   5.350% due 7/2/07                                     380             380

----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $380)                                                   380
----------------------------------------------------------------------------
TOTAL INVESTMENTS--99.1%
(IDENTIFIED COST $44,244)                                             44,092(a)
----------------------------------------------------------------------------

Other assets and liabilities, net--0.9%                                  407
                                                                     -------
NET ASSETS--100.0%                                                   $44,499
                                                                     =======

                       See Notes to Financial Statements

                  PHOENIX MULTI-SECTOR SHORT-TERM BOND SERIES

At June 30, 2007, the series had entered into forward currency contracts as follows (reported in 000's):
                                                                    Unrealized
                                                                   Appreciation
Contract to Receive  In Exchange for  Settlement Date    Value    (Depreciation)
-------------------  ---------------  ---------------    -----    --------------
JPY 13,364            USD 111             9/4/07         $109          $(2)

(a) Federal Income Tax Information (reported in 000's): Net unrealized depreciation of investment securities is comprised of gross appreciation of $306 and gross depreciation of $478 for federal income tax purposes. At June 30, 2007, the aggregate cost of securities for federal income tax purposes was $44,264.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities amounted to a value of $6,342 (reported in 000's) or 14.3% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header or parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(e) Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f)  All or a portion segregated as collateral for forward currency contracts.
(g)  Par value represents  Australian Dollar.
(h)  Par value represents Brazilian Real.
(i)  Par value represents British Pound.
(j)  Par value represents Canadian Dollar.
(k)  Par value represents Colombian Peso.
(l)  Par value represents Mexican Peso.
(m)  Par value represents Euro.
(n)  Par value represents New Zealand Dollar.
(o)  Par value represents Norwegian Krone.
(p)  Par value represents Swedish Krona.
(q)  The rate shown is the discount rate.

                        See Notes to Financial Statements

                       PHOENIX STRATEGIC ALLOCATION SERIES

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            6/30/07
--------------------------------------------------------------------------------

As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Domestic Common Stocks                                56%
Non-Agency Mortgage-Backed Securities                 12
Agency Mortgage-Backed Securities                      8
Domestic Corporate Bonds                               7
Foreign Corporate Bonds                                3
Asset-Backed Securities                                3
Municipal Bonds                                        2
Other (includes short-term investments)                9


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2007
                                   (UNAUDITED)


                                                       PAR
                                                      VALUE          VALUE
                                                      (000)          (000)
                                                      ------        --------
U.S. GOVERNMENT SECURITIES--2.3%

U.S. TREASURY BONDS--1.4%
U.S. Treasury Bond
  4.500% due 2/15/36                                  $1,715        $  1,553
  4.750% due 2/15/37                                   2,870           2,706
                                                                    --------
                                                                       4,259
                                                                    --------

U.S. TREASURY NOTES--0.9%
U.S. Treasury Note
  4.625% due 2/15/17                                   1,377           1,334
  4.500% due 5/15/17                                   1,350           1,294
                                                                    --------
                                                                       2,628

----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $7,086)                                               6,887
----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--8.0%
FHLMC R010-AB
  5.500% due 12/15/19                                    609             600
FNMA
  4.500% due 6/1/19                                      491             467
  4.000% due 6/1/20                                      657             608
  5.000% due 6/1/20                                    1,529           1,478
  4.500% due 7/01/20                                   1,267           1,203
  6.500% due 10/1/31                                      35              36
  6.000% due 9/1/32                                      221             220
  5.000% due 5/1/34                                    1,035             974
  5.500% due 5/1/34                                    1,094           1,059
  5.500% due 6/01/34                                   7,636           7,393
  6.000% due 7/1/34                                      543             539
  5.000% due 6/1/35                                    4,440           4,171
  5.000% due 11/1/35                                   1,326           1,246
  5.000% due 3/1/36                                      693             650
  5.500% due 1/1/37                                    1,308           1,262
FNMA 04-W6, 1A4
  5.500% due 7/25/34                                     529             526
GNMA
  6.500% due 11/15/23                                    107             109
  6.500% due 12/15/23                                     18              19
  6.500% due 2/15/24                                     151             154
  6.500% due 6/15/28                                     170             174
  6.500% due 7/15/31                                     126             128
  6.500% due 11/15/31                                    114             116


                                                       PAR
                                                      VALUE          VALUE
                                                      (000)          (000)
                                                      ------        --------
  6.500% due 2/15/32                                  $  173        $    177
  6.500% due 4/15/32                                     136             139

----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $24,262)                                             23,448
----------------------------------------------------------------------------

AGENCY NON-MORTGAGE-BACKED SECURITIES--1.2%
FHLMC
  5.375% due 1/9/14                                      910             898
  5.200% due 3/5/19                                    1,520           1,461
  5.300% due 5/12/20                                   1,200           1,146

----------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $3,568)                                               3,505
----------------------------------------------------------------------------

MUNICIPAL BONDS--2.3%

CALIFORNIA--1.3%
Alameda Corridor Transportation Authority
  Taxable Series C (MBIA Insured)
  6.500% due 10/1/19                                   1,000           1,054
  6.600% due 10/1/29                                   1,000           1,085
Kern County Pension Obligation Taxable
  (MBIA Insured)
  7.260% due 8/15/14                                     420             455
Sonoma County Pension Obligation Taxable
  (FSA Insured)
  6.625% due 6/1/13                                    1,065           1,101
                                                                    --------
                                                                       3,695
                                                                    --------

FLORIDA--0.1%
Miami-Dade County Educational Authority
  Taxable Series C
  5.480% due 4/1/16                                      200             194
                                                                    --------

MISSISSIPPI--0.2%
Mississippi Development Bank Taxable
  (FSA Insured)
  5.000% due 6/1/12                                      710             694
                                                                    --------


                                                       PAR
                                                      VALUE          VALUE
                                                      (000)          (000)
                                                      ------        --------
PENNSYLVANIA--0.4%
City of Pittsburgh Pension Obligation
  Taxable Series C (FGIC Insured)
  6.500% due 3/1/17                                   $1,250        $  1,313
                                                                    --------

TEXAS--0.3%
Dallas-Fort Worth International Airport
  Facilities Improvement Corp. Taxable
  (MBIA Insured)
  6.400% due 11/1/07                                   1,000           1,004

----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $6,732)                                               6,900
----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--2.7%
Bayview Financial Acquisition Trust 06-A, 1A2
  5.483% due 2/28/41(c)                                  325             323
Capital One Auto Finance Trust 07-B, A3A
  5.030% due 4/15/12                                     925             918
Carmax Auto Owner Trust 05-2, A4
  4.340% due 9/15/10                                     900             886
Carmax Auto Owner Trust 07-2, A3
  5.230% due 12/15/11                                  1,550           1,546
Dunkin Securitization 06-1, M1 144A
  8.285% due 6/20/31(b)                                  305             308
GS Auto Loan Trust 06-1, A2
  5.470% due 2/15/09                                     750             751
JPMorgan Mortgage Acquisition Corp. 06-CW2, AF4
  6.080% due 8/25/36(c)                                  530             530
Nomura Asset Acceptance Corp. 07-1,1A2
  5.669% due 3/25/47(c)                                  620             618
Onyx Acceptance Grantor Trust 03-D, A4
  3.200% due 3/15/10                                     369             366

                        See Notes to Financial Statements

                       PHOENIX STRATEGIC ALLOCATION SERIES


                                                       PAR
                                                      VALUE          VALUE
                                                      (000)          (000)
                                                      ------        --------
Residential Funding Mortgage Securities II,
  Inc. 06-HSA1, A3
  5.230% due 2/25/36(c)                               $1,000        $    973
Wachovia Auto Loan Owner Trust 06-2A,
  A3 144A
  5.230% due 8/22/11(b)                                  675             674

----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $7,957)                                               7,893
----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--7.1%

AEROSPACE & DEFENSE--0.3%
Rockwell Collins, Inc.
  4.750% due 12/1/13                                   1,000             945
                                                                    --------

AGRICULTURAL PRODUCTS--0.2%
Corn Products International, Inc.
  8.250% due 7/15/07                                     500             500
                                                                    --------

AIRLINES--0.7%
American Airlines, Inc. 01-1
  6.977% due 5/23/21                                     607             586
Continental Airlines, Inc. 98-1A
  6.648% due 3/15/19                                     490             494
JetBlue Airways Corp. 04-2
  8.460% due 5/15/10(c)                                  525             530
United Airlines, Inc. 01-1
  6.071% due 3/1/13                                      359             361
                                                                    --------
                                                                       1,971
                                                                    --------

APPLICATION SOFTWARE--0.0%
Intuit, Inc.
  5.750% due 3/15/17                                      71              68
                                                                    --------

ASSET MANAGEMENT & CUSTODY BANKS--0.1%
Janus Capital Group, Inc.
  6.250% due 6/15/12                                     150             151
                                                                    --------

BUILDING PRODUCTS--0.1%
Masco Corp. 5.850% due 3/15/17                           165             159
Owens Corning, Inc.
  6.500% due 12/1/16(m)                                   60              60
                                                                    --------
                                                                         219
                                                                    --------

CONSTRUCTION MATERIALS--0.1%
CRH America, Inc. (Ireland)(d)
  6.000% due 9/30/16                                     255             252
                                                                    --------

CONSUMER FINANCE--1.0%
Ford Motor Credit Co. LLC
  8.625% due 11/1/10                                     180             183
  9.875% due 8/10/11                                     200             210
  9.806% due 4/15/12(c)                                   50              54
  7.800% due 6/1/12                                      200             195
GMAC LLC
  6.875% due 8/28/12                                     500             489
  6.750% due 12/1/14                                      80              77
SLM Corp. 4.600% due 2/1/10(c)                         1,950           1,792
                                                                    --------
                                                                       3,000
                                                                    --------


                                                       PAR
                                                      VALUE          VALUE
                                                      (000)          (000)
                                                      ------        --------
DATA PROCESSING & OUTSOURCED SERVICES--0.1%
Broadridge Financial Solutions, Inc.
  6.125% due 6/1/17                                   $  250        $    245
                                                                    --------

DIVERSIFIED BANKS--0.4%
National Capital Trust II 144A
  5.486% due 12/29/49(b) (c)                             950             900
Wachovia Corp.
  4.875% due 2/15/14                                     355             339
                                                                    --------
                                                                       1,239
                                                                    --------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
Equifax, Inc.
  6.300% due 7/1/17                                      240             240
                                                                    --------

ELECTRIC UTILITIES--0.4%
Entergy Gulf States, Inc.
  5.700% due 6/1/15                                    1,000             959
Great River Energy 144A
  5.829% due 7/1/17(b)                                   150             150
Southern Power Co. Series D
  4.875% due 7/15/15                                     280             260
                                                                    --------
                                                                       1,369
                                                                    --------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.3%
Mettler-Toledo International, Inc.
  4.850% due 11/15/10                                  1,000             969
                                                                    --------

FOOD RETAIL--0.0%
Kroger Co. (The)
  6.800% due 12/15/18                                    130             132
                                                                    --------

GAS UTILITIES--0.2%
AmeriGas Partners LP
  7.250% due 5/20/15                                     500             498
                                                                    --------

HEALTH CARE DISTRIBUTORS--0.0%
Cardinal Health, Inc. 144A
  6.000% due 6/15/17(b)                                   80              79
                                                                    --------

HEALTH CARE SERVICES--0.1%
Quest Diagnostics, Inc.
  6.400% due 7/1/17                                      150             151
                                                                    --------

HOME FURNISHINGS--0.1%
Mohawk Industries, Inc.
  6.125% due 1/15/16                                     275             272
                                                                    --------

HOTELS, RESORTS & CRUISE LINES--0.1%
Royal Caribbean Cruises Ltd.
  7.250% due 6/15/16                                     285             283
                                                                    --------

HOUSEHOLD PRODUCTS--0.1%
Procter & Gamble Co.
  5.550% due 3/5/37                                      275             259
                                                                    --------

INDUSTRIAL MACHINERY--0.7%
ITW Cupids Financing Trust I 144A
  6.550% due 12/31/11(b)                               2,000           2,049
                                                                    --------


                                                       PAR
                                                      VALUE          VALUE
                                                      (000)          (000)
                                                      ------        --------
INTEGRATED TELECOMMUNICATION SERVICES--0.2%
Embarq Corp.
  7.082% due 6/1/16                                   $  200        $    201
Qwest Corp. 144A
  6.500% due 6/1/17(b)                                   143             137
Verizon Communications, Inc.
  4.900% due 9/15/15                                     225             211
                                                                    --------
                                                                         549
                                                                    --------

MOVIES & ENTERTAINMENT--0.1%
Time Warner, Inc.
  6.875% due 5/1/12                                      200             209
                                                                    --------

MULTI-UTILITIES--0.1%
Dominion Resources, Inc.
  5.000% due 3/15/13(m)                                  175             168
                                                                    --------

OFFICE ELECTRONICS--0.1%
Xerox Corp.
  6.750% due 2/1/17                                      325             333
                                                                    --------

OFFICE REITS--0.1%
HRPT Properties Trust
  5.750% due 11/1/15                                     275             269
                                                                    --------

OFFICE SERVICES & SUPPLIES--0.1%
Pitney Bowes, Inc.
  4.750% due 5/15/18                                     375             337
                                                                    --------

OIL & GAS EXPLORATION & PRODUCTION--0.1%
Apache Corp.
  6.000% due 1/15/37                                     365             348
                                                                    --------

OIL & GAS STORAGE & TRANSPORTATION--0.3%
Kinder Morgan Finance Co. ULC
  5.700% due 1/5/16                                      725             668
TEPPCO Partners LP
  7.625% due 2/15/12                                     130             139
                                                                    --------
                                                                         807
                                                                    --------

OTHER DIVERSIFIED FINANCIAL SERVICES--0.2%
General Electric Capital Corp.
  5.375% due 10/20/16                                    700             677
                                                                    --------

PAPER PRODUCTS--0.1%
Abitibi-Consolidated Finance LP
  7.875% due 8/1/09                                      140             136
Verso Paper Holdings LLC and Verso Paper,
  Inc. 144A
  9.106% due 8/1/14(b) (c)                                93              95
                                                                    --------
                                                                         231
                                                                    --------

REGIONAL BANKS--0.3%
Zions Bancorp
  5.650% due 5/15/14                                   1,000             985
                                                                    --------

TOBACCO--0.2%
Reynolds American, Inc.
  7.300% due 7/15/15                                     600             624
                                                                    --------

                        See Notes to Financial Statements

                       PHOENIX STRATEGIC ALLOCATION SERIES


                                                       PAR
                                                      VALUE          VALUE
                                                      (000)          (000)
                                                      ------        --------
WIRELESS TELECOMMUNICATION SERVICES--0.1%
Nextel Communications, Inc. Series F
  5.950% due 3/15/14                                  $  350        $    333

----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $21,189)                                             20,761
----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--12.2%
Banc of America Alternative Loan Trust 06-9, A1
  6.000% due 1/25/37                                   1,281           1,270
Banc of America Funding Corp. 05-8, 1A1
  5.500% due 1/25/36                                     603             577
Bear Stearns Adjustable Rate Mortgage Trust
  05-12, 13A1
  5.456% due 2/25/36(c)                                  662             646
Bear Stearns Commercial Mortgage Securities
  06-PW12, A4
  5.895% due 9/11/38(c)                                  720             717
Citigroup Mortgage Loan Trust, Inc. 05-5, 2A3
  5.000% due 8/25/35                                     614             590
Citigroup/Deutsche Bank Commercial Mortgage
  Trust 06-CD2, A4
  5.545% due 1/15/46(c)                                1,190           1,155
Countrywide Home Loan Mortgage Pass-Through
  Trust 04-13, 1A1
  5.500% due 8/25/34                                     757             753
Credit Suisse First Boston Mortgage Securities
  Corp. 05-12, 6A1
  6.000% due 1/25/36                                   1,071           1,051
Credit Suisse First Boston Mortgage
  Securities Corp. 97-C2 B
  6.720% due 1/17/35                                   2,000           2,007
Credit Suisse First Boston Mortgage
  Securities Corp. 97-C2, A3
  6.550% due 1/17/35                                     773             774
Credit Suisse Mortgage Capital Certificates
  06-C1, A4
  5.609% due 2/15/39(c)                                1,710           1,677
Crown Castle Towers LLC 05-1A, AFX 144A
  4.643% due 6/15/35(b)                                  800             779
DLJ Commercial Mortgage Corp. 98-CF2, A1B
  6.240% due 11/12/31                                  2,865           2,882
First Horizon Assets Securities, Inc. 05-AR1,
  2A1
  5.012% due 4/25/35(c)                                  820             812
GMAC Mortgage Corp. Loan Trust 05-HE2, A3
  4.622% due 11/25/35(c)                                 580             574
GS Mortgage Securities Corp. II 05-GG4, AJ
  4.782% due 7/10/39                                     800             746
GS Mortgage Securities Corp. II 99-C1, A2
  6.110% due 11/18/30(c)                               2,508           2,518
Harborview Net Interest Margin Corp. 06-12,
  N1 144A
  6.409% due 12/19/36(b)                                 123             123


                                                       PAR
                                                      VALUE          VALUE
                                                      (000)          (000)
                                                      ------        --------
IndyMac Index Mortgage Loan Trust 06-AR25, 3A1
  6.381% due 9/25/36(c)                               $  652        $    661
JPMorgan Chase Commercial Mortgage Securities
  Corp. 01-CIBC, A3
  6.260% due 3/15/33                                   1,137           1,159
JPMorgan Mortgage Acquisition Corp. 06-CW2,
  AF3
  5.777% due 8/25/36(c)                                  470             468
JPMorgan Mortgage Trust 05-S3, 2A2
  5.500% due 1/25/21                                     713             698
Lehman Brothers-UBS Commercial Mortgage Trust
  06-C6, A4
  5.372% due 9/15/39                                     325             314
Lehman Brothers-UBS Commercial Mortgage Trust
  07-C2, A2
  5.303% due 2/15/40                                   1,230           1,204
MASTR Resecuritization Trust 05-1 144A
  5.000% due 10/28/34(b)                                 392             368
Merrill Lynch Mortgage Trust 06-C1, AM
  5.843% due 5/12/39(c)                                  700             692
Morgan Stanley Capital I 06-T23, A4
  5.983% due 8/12/41(c)                                  790             793
Residential Accredit Loans, Inc. 06-QA1, A21
  5.978% due 1/25/36(c)                                1,318           1,321
Residential Funding Mortgage Securities I, Inc.
  05-SA1, 2A
  4.865% due 3/25/35(c)                                  835             827
Structured Asset Securities Corp. 03-32, 1A1
  5.204% due 11/25/33(c)                                 613             579
Timberstar Trust 06-1A A 144A
  5.668% due 10/15/36(b)                                 675             655
Wells Fargo Mortgage-Backed Securities Trust
  04-EE, 2A3
  3.990% due 12/25/34(c)                                 595             582
Wells Fargo Mortgage-Backed Securities Trust
  05-14, 2A1
  5.500% due 12/25/35                                  1,363           1,303
Wells Fargo Mortgage-Backed Securities Trust
  05-5, 1A1
  5.000% due 5/25/20                                   1,246           1,195
Wells Fargo Mortgage-Backed Securities Trust
  05-AR10, 2A16
  4.109% due 6/25/35(c)                                1,000             970
Wells Fargo Mortgage-Backed Securities Trust
  05-AR16, 6A3
  4.999% due 10/25/35(c)                                 567             559
Wells Fargo Mortgage-Backed Securities Trust
  05-AR4, 2A1
  4.525% due 4/25/35(c)                                1,426           1,400
Wells Fargo Mortgage-Backed Securities Trust
  07-AR3, A4
  6.071% due 4/25/37(c)                                  600             599

----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $36,492)                                             35,998
----------------------------------------------------------------------------

                                                       PAR
                                                      VALUE          VALUE
                                                      (000)          (000)
                                                      ------        --------
FOREIGN GOVERNMENT SECURITIES--1.9%

BRAZIL--0.6%
Federative Republic of Brazil
  10.500% due 7/14/14                                 $  500        $    631
  7.875% due 3/7/15                                      445             493
  12.500% due 1/5/22                                     500(g)          334
  11.000% due 8/17/40                                    165             217
                                                                    --------
                                                                       1,675
                                                                    --------

CANADA--0.2%
Commonwealth of Canada
  4.250% due 9/1/09                                      730(h)          680
                                                                    --------

GERMANY--0.1%
Federal Republic of Germany 144A
  3.250% due 4/17/09(b)                                  260(i)          345
                                                                    --------

MEXICO--0.2%
United Mexican States Series MI10
  9.500% due 12/18/14                                  7,000(j)          714
                                                                    --------

NORWAY--0.1%
Kingdom of Norway
  5.500% due 5/15/09                                   1,900(k)          323
                                                                    --------

PHILIPPINES--0.1%
Republic of Philippines
  10.625% due 3/16/25                                     70              98
  6.375% due 1/15/32                                     135             130
                                                                    --------
                                                                         228
                                                                    --------

RUSSIA--0.2%
Russian Federation RegS
  7.500% due 3/31/30(c) (e)                              647             712
                                                                    --------

SWEDEN--0.1%
Kingdom of Sweden Series 1043
  5.000% due 1/28/09                                   2,125(l)          314
                                                                    --------

TRINIDAD AND TOBAGO--0.1%
Republic of Trinidad and Tobago RegS
  9.875% due 10/1/09(e)                                  115             126
                                                                    --------

TURKEY--0.1%
Republic of Turkey
  7.000% due 6/5/20                                      190             191
                                                                    --------

UKRAINE--0.1%
Republic of Ukraine, Ministry of
  Finance 144A
  6.580% due 11/21/16(b)                                 275             273

----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $5,363)                                               5,581
----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--3.3%

ARUBA--0.1%
UFJ Finance AEC
  6.750% due 7/15/13                                     275             290
                                                                    --------

                        See Notes to Financial Statements

                       PHOENIX STRATEGIC ALLOCATION SERIES


                                                       PAR
                                                      VALUE          VALUE
                                                      (000)          (000)
                                                      ------        --------
FOREIGN GOVERNMENT SECURITIES--CONTINUED

AUSTRALIA--0.2%
United Energy Distribution Holdings
  Property Ltd. 144A
  5.450% due 4/15/16(b)                               $  500        $    484
Westfield Capital Corp./Westfield
  Finance Authority 144A
  5.125% due 11/15/14(b)                                 175             168
                                                                    --------
                                                                         652
                                                                    --------

BRAZIL--0.0%
Vale Overseas Ltd.
  6.250% due 1/23/17                                     115             114
                                                                    --------

CANADA--0.2%
Catalyst Paper Corp.
  7.375% due 3/1/14                                      180             163
European Investment Bank 144A
  4.600% due 1/30/37(b)                                  325(h)          287
Falconbridge Ltd.
  5.500% due 6/15/17                                     260             249
                                                                    --------
                                                                         699
                                                                    --------

CHILE--0.4%
Banco Santander Chile 144A
  5.375% due 12/9/14(b)                                  300             293
Celulosa Arauco y Constitucion S.A.
  5.625% due 4/20/15                                     355             343
Petropower I Funding Trust 144A
  7.360% due 2/15/14(b)                                  449             458
                                                                    --------
                                                                       1,094
                                                                    --------

GERMANY--0.3%
Deutsche Bank AG NY Series GS
  4.000% due 3/22/12(c)                                1,000             939
                                                                    --------

KAZAKHSTAN--0.1%
Kazkommerts International BV 144A
  7.000% due 11/3/09(b)                                  350             353
                                                                    --------

MEXICO--0.2%
Pemex Project Funding Master Trust
  5.750% due 12/15/15                                    400             393
Vitro S.A. de C.V. 144A
  8.625% due 2/1/12(b)                                    55              56
                                                                    --------
                                                                         449
                                                                    --------

PHILIPPINES--0.1%
National Power Corp.
  9.625% due 5/15/28                                     230             293
                                                                    --------

RUSSIA--0.5%
Gazprom OAO (Gaz Capital SA) 144A(b)
  6.212% due 11/22/16                                    605             589
  6.510% due 3/7/22                                      125             123
OJSC AK Transneft (TransCapitalInvest Ltd.)
  144A
  5.670% due 3/5/14(b)                                   310             298


                                                       PAR
                                                      VALUE          VALUE
                                                      (000)          (000)
                                                      ------        --------
TNK-BP Finance SA RegS
  6.125% due 3/20/12(e)                               $  300        $    293
                                                                    --------
                                                                       1,303
                                                                    --------

SINGAPORE--0.2%
DBS Bank Ltd. 144A
  5.000% due 11/15/19(b) (c)                             525             494
                                                                    --------

TURKEY--0.1%
Bosphorus Financial Services Ltd. 144A
  7.160% due 2/15/12(b) (c)                              400             404
                                                                    --------

UNITED ARAB EMIRATES--0.1%
Abu Dhabi National Energy Co. 144A
  5.875% due 10/27/16(b)                                 305             298
                                                                    --------

UNITED KINGDOM--0.5%
HBOS plc 144A
  5.375% due 11/29/49(b) (c)                           1,000             968
Tate & Lyle International Finance
  plc 144A
  6.625% due 6/15/16(b)                                  275             277
Vodafone Group plc
  5.000% due 9/15/15                                     150             139
  6.150% due 2/27/37                                     145             135
                                                                    --------
                                                                       1,519
                                                                    --------

UNITED STATES--0.2%
Merrill Lynch & Co., Inc.
  10.710% due 3/8/17                                     240(g)          132
Morgan Stanley 144A
  10.090% due 5/3/17(b)                                  600(g)          315
                                                                    --------
                                                                         447
                                                                    --------

VENEZUELA--0.1%
Petroleos de Venezuela RegS
  5.250% due 4/12/17(e)                                  375             286

----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $9,833)                                               9,634
----------------------------------------------------------------------------

DOMESTIC LOAN AGREEMENTS(c)--0.3%

ADVERTISING--0.0%
Lamar Media Corp. Tranche F
  6.860% due 3/31/14                                      40              40
                                                                    --------

ALTERNATIVE CARRIERS--0.0%
Level 3 Communications, Inc. Tranche B
  8.098% due 3/13/14                                      18              18
                                                                    --------

BROADCASTING & CABLE TV--0.1%
Charter Communications Operating LLC
  Tranche B
  7.330% due 3/6/14                                      275             273
                                                                    --------

DIVERSIFIED METALS & MINING--0.1%
Compass Minerals Group, Inc.
  Tranche B
  6.850% due 12/22/12                                    184             184


                                                       PAR
                                                      VALUE          VALUE
                                                      (000)          (000)
                                                      ------        --------
DIVERSIFIED METALS & MINING--CONTINUED
Freeport-McMoRan Copper & Gold, Inc.
  Tranche B (Indonesia)
  7.100% due 3/19/14(d)                               $   76        $     76
                                                                    --------
                                                                         260
                                                                    --------

HEALTH CARE FACILITIES--0.0%
Health Management Associates, Inc. Tranche B
  7.110% due 2/28/14                                      40              40
                                                                    --------

HOUSEWARES & SPECIALTIES--0.1%
Tupperware Brands Corp. Tranche B
  6.860% due 12/1/12                                     183             182
                                                                    --------

PAPER PRODUCTS--0.0%
Domtar, Inc. Tranche B
  6.723% due 3/7/14                                       57              57

----------------------------------------------------------------------------
TOTAL DOMESTIC LOAN AGREEMENTS
(IDENTIFIED COST $873)                                                   870
----------------------------------------------------------------------------


                                                      SHARES
                                                      ------

DOMESTIC COMMON STOCKS--56.5%

AEROSPACE & DEFENSE--2.3%
Boeing Co. (The)                                       5,100             490
General Dynamics Corp.                                 4,900             383
Honeywell International, Inc.                         18,100           1,019
Lockheed Martin Corp.                                 12,700           1,196
Northrop Grumman Corp.                                 8,900             693
Raytheon Co.                                           9,800             528
United Technologies Corp.                             33,400           2,369
                                                                    --------
                                                                       6,678
                                                                    --------

AIR FREIGHT & LOGISTICS--0.2%
FedEx Corp.                                            4,100             455
United Parcel Service, Inc. Class B                    3,200             234
                                                                    --------
                                                                         689
                                                                    --------

AIRLINES--0.2%
AMR Corp.(f)                                          11,500             303
Continental Airlines, Inc. Class B(f)                  3,700             125
US Airways Group, Inc.(f)                              6,100             185
                                                                    --------
                                                                         613
                                                                    --------

APPAREL RETAIL--0.2%
Gap, Inc. (The)                                       29,800             569
                                                                    --------

APPAREL, ACCESSORIES & LUXURY GOODS--0.2%
VF Corp.                                               5,300             485
                                                                    --------

APPLICATION SOFTWARE--0.1%
Aspen Technology, Inc.(f)                             18,200             255
Intuit, Inc.(f)                                        3,600             108
                                                                    --------
                                                                         363
                                                                    --------

                        See Notes to Financial Statements

                       PHOENIX STRATEGIC ALLOCATION SERIES


                                                                     VALUE
                                                      SHARES         (000)
                                                      ------        --------
ASSET MANAGEMENT & CUSTODY BANKS--1.2%
Bank of New York Co., Inc. (The)(f)                   17,000        $    705
Federated Investors, Inc. Class B                      9,500             364
Franklin Resources, Inc.                               5,300             702
Mellon Financial Corp.                                 7,520             331
Northern Trust Corp.                                  11,500             739
State Street Corp.                                     9,800             670
                                                                    --------
                                                                       3,511
                                                                    --------

AUTO PARTS & EQUIPMENT--0.2%
Lear Corp.(f)                                         16,700             595
                                                                    --------

AUTOMOBILE MANUFACTURERS--0.0%
General Motors Corp.                                   3,280             124
                                                                    --------

BIOTECHNOLOGY--0.5%
Amgen, Inc.(f)                                         3,900             216
Biogen Idec, Inc.(f)                                   9,800             524
Cephalon, Inc.(f)                                      1,900             153
OSI Pharmaceuticals, Inc.(f)                          19,400             702
                                                                    --------
                                                                       1,595
                                                                    --------

BREWERS--0.2%
Anheuser-Busch Cos., Inc.                             10,300             537
                                                                    --------

BROADCASTING & CABLE TV--0.6%
CBS Corp. Class B                                     49,310           1,643
Citadel Broadcasting Corp.                             3,632              23
                                                                    --------
                                                                       1,666
                                                                    --------

BUILDING PRODUCTS--0.2%
Masco Corp.                                           16,900             481
                                                                    --------

COAL & CONSUMABLE FUELS--0.1%
Massey Energy Co.                                      8,600             229
                                                                    --------

COMMERCIAL PRINTING--0.2%
Donnelley (R.R.) & Sons Co.                           13,700             596
                                                                    --------

COMMUNICATIONS EQUIPMENT--1.3%
Avaya, Inc.(f)                                        16,200             273
Cisco Systems, Inc.(f)                               110,400           3,075
Harris Corp.                                           5,400             294
Motorola, Inc.                                        13,100             232
                                                                    --------
                                                                       3,874
                                                                    --------

COMPUTER & ELECTRONICS RETAIL--0.0%
GameStop Corp. Class A(f)                              3,500             137
                                                                    --------

COMPUTER HARDWARE--2.2%
Hewlett-Packard Co.                                   56,950           2,541
International Business Machines Corp.                 35,000           3,684
Sun Microsystems, Inc.(f)                             28,200             148
                                                                    --------
                                                                       6,373
                                                                    --------

COMPUTER STORAGE & PERIPHERALS--0.3%
EMC Corp.(f)                                          13,400             242
Emulex Corp.(f)                                       16,800             367


                                                                     VALUE
                                                      SHARES         (000)
                                                      ------        --------
COMPUTER STORAGE & PERIPHERALS--CONTINUED
Lexmark International, Inc. Class A(f)                 5,000        $    247
                                                                    --------
                                                                         856
                                                                    --------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.2%
PACCAR, Inc.                                           2,200             191
Toro Co. (The)                                         7,300             430
                                                                    --------
                                                                         621
                                                                    --------

CONSUMER FINANCE--0.5%
American Express Co.                                  21,000           1,285
AmeriCredit Corp.(f)                                   8,000             212
                                                                    --------
                                                                       1,497
                                                                    --------

DATA PROCESSING & OUTSOURCED SERVICES--0.9%
Automatic Data Processing, Inc.                       16,300             790
CheckFree Corp.(f)                                     6,200             249
Computer Sciences Corp.(f)                             3,100             184
Electronic Data Systems Corp.                         25,400             704
Fiserv, Inc.(f)                                       14,300             812
                                                                    --------
                                                                       2,739
                                                                    --------

DEPARTMENT STORES--0.8%
Macy's, Inc.                                          28,800           1,146
Penney (J.C.) Co., Inc.                               16,200           1,172
                                                                    --------
                                                                       2,318
                                                                    --------

DIVERSIFIED BANKS--1.5%
Comerica, Inc.                                         6,800             405
Wachovia Corp.                                        36,900           1,891
Wells Fargo & Co.                                     60,400           2,124
                                                                    --------
                                                                       4,420
                                                                    --------

DIVERSIFIED CHEMICALS--0.3%
Dow Chemical Co. (The)                                13,800             610
PPG Industries, Inc.                                   2,500             191
                                                                    --------
                                                                         801
                                                                    --------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.2%
Dun & Bradstreet Corp.                                 4,700             484
                                                                    --------

DIVERSIFIED METALS & MINING--0.1%
Freeport-McMoRan Copper & Gold, Inc.
  Class B (Indonesia)(d)                               2,200             182
                                                                    --------

ELECTRICAL COMPONENTS & EQUIPMENT--0.5%
Emerson Electric Co.                                  30,000           1,404
                                                                    --------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.2%
Agilent Technologies, Inc.(f)                         10,600             407
Vishay Intertechnology, Inc.(f)                       12,800             203
                                                                    --------
                                                                         610
                                                                    --------

ENVIRONMENTAL & FACILITIES SERVICES--0.0%
Covanta Holding Corp.(f)                               5,000             123
                                                                    --------


                                                                     VALUE
                                                      SHARES         (000)
                                                      ------        --------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.1%
Terra Industries, Inc.(f)                              5,800        $    147
                                                                    --------

FOOD RETAIL--0.2%
Kroger Co. (The)                                      19,100             537
                                                                    --------

FOOTWEAR--0.3%
NIKE, Inc. Class B                                    16,200             944
                                                                    --------

GAS UTILITIES--0.1%
WGL Holdings, Inc.                                    12,700             415
                                                                    --------

GENERAL MERCHANDISE STORES--0.2%
Big Lots, Inc.(f)                                     11,700             344
Family Dollar Stores, Inc.                            11,100             381
                                                                    --------
                                                                         725
                                                                    --------

HEALTH CARE DISTRIBUTORS--0.7%
Cardinal Health, Inc.                                 16,100           1,137
McKesson Corp.                                        16,800           1,002
                                                                    --------
                                                                       2,139
                                                                    --------

HEALTH CARE EQUIPMENT--0.3%
Baxter International, Inc.                            16,400             924
                                                                    --------

HEALTH CARE SERVICES--0.1%
Medco Health Solutions, Inc.(f)                        4,600             359
                                                                    --------

HOME IMPROVEMENT RETAIL--0.4%
Sherwin-Williams Co. (The)                            18,400           1,223
                                                                    --------

HOUSEHOLD APPLIANCES--0.2%
Stanley Works (The)                                    6,100             370
Whirlpool Corp.                                        3,100             345
                                                                    --------
                                                                         715
                                                                    --------

HOUSEHOLD PRODUCTS--0.8%
Clorox Co. (The)                                      15,400             956
Colgate-Palmolive Co.                                  4,000             260
Kimberly-Clark Corp.                                  11,600             776
Procter & Gamble Co. (The)                             7,700             471
                                                                    --------
                                                                       2,463
                                                                    --------

HOUSEWARES & SPECIALTIES--0.3%
Newell Rubbermaid, Inc.                               24,800             730
                                                                    --------

HYPERMARKETS & SUPER CENTERS--0.6%
Wal-Mart Stores, Inc.                                 36,400           1,751
                                                                    --------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.3%
Constellation Energy Group, Inc.                      10,300             898
                                                                    --------

INDUSTRIAL CONGLOMERATES--1.0%
3M Co.                                                 3,900             338
General Electric Co.                                  70,500           2,699
                                                                    --------
                                                                       3,037
                                                                    --------

                        See Notes to Financial Statements

                       PHOENIX STRATEGIC ALLOCATION SERIES


                                                                     VALUE
                                                      SHARES         (000)
                                                      ------        --------
INDUSTRIAL MACHINERY--0.8%
Dover Corp.                                            4,000        $    205
Eaton Corp.                                           14,300           1,330
Gardner Denver, Inc.(f)                                5,300             225
Parker Hannifin Corp.                                  5,400             529
                                                                    --------
                                                                       2,289
                                                                    --------

INSURANCE BROKERS--0.1%
AON Corp.                                              7,300             311
                                                                    --------

INTEGRATED OIL & GAS--5.1%
Chevron Corp.                                         26,400           2,224
ConocoPhillips                                         9,200             722
Exxon Mobil Corp.                                     99,400           8,338
Marathon Oil Corp.                                     9,400             564
Occidental Petroleum Corp.                            53,500           3,096
                                                                    --------
                                                                      14,944
                                                                    --------

INTEGRATED TELECOMMUNICATION SERVICES--2.7%
AT&T, Inc.                                           101,857           4,227
Citizens Communications Co.                           40,600             620
Qwest Communications International, Inc.(f)           79,200             768
Verizon Communications, Inc.                          55,900           2,302
                                                                    --------
                                                                       7,917
                                                                    --------

INTERNET RETAIL--0.1%
IAC/InterActiveCorp.(f)                               10,500             363
                                                                    --------

INTERNET SOFTWARE & SERVICES--0.3%
eBay, Inc.(f)                                         22,700             731
                                                                    --------

INVESTMENT BANKING & BROKERAGE--1.1%
Investment Technology Group, Inc.(f)                   2,600             113
Merrill Lynch & Co., Inc.                             25,400           2,123
Morgan Stanley                                        10,100             847
                                                                    --------
                                                                       3,083
                                                                    --------

LEISURE PRODUCTS--0.1%
Hasbro, Inc.                                           5,400             170
Mattel, Inc.                                           8,700             220
                                                                    --------
                                                                         390
                                                                    --------

LIFE & HEALTH INSURANCE--2.1%
AFLAC, Inc.                                           12,800             658
Lincoln National Corp.                                16,400           1,164
MetLife, Inc.                                         36,200           2,334
Principal Financial Group, Inc. (The)                 14,300             833
Prudential Financial, Inc.                            12,000           1,167
StanCorp Financial Group, Inc.                         2,800             147
                                                                    --------
                                                                       6,303
                                                                    --------

MANAGED HEALTH CARE--1.4%
Aetna, Inc.                                           19,900             983
CIGNA Corp.                                           12,800             668
UnitedHealth Group, Inc.                              27,650           1,414
WellPoint, Inc.(f)                                    12,800           1,022
                                                                    --------
                                                                       4,087
                                                                    --------


                                                                     VALUE
                                                      SHARES         (000)
                                                      ------        --------
MORTGAGE REITS--0.0%
American Home Mortgage Investment Corp.(m)             6,400        $    118
                                                                    --------

MOTORCYCLE MANUFACTURERS--0.1%
Harley-Davidson, Inc.                                  3,200             191
                                                                    --------

MOVIES & ENTERTAINMENT--1.2%
Time Warner, Inc.                                     39,700             835
Viacom, Inc. Class B(f)                               19,600             816
Walt Disney Co. (The)                                 56,400           1,926
                                                                    --------
                                                                       3,577
                                                                    --------

MULTI-LINE INSURANCE--0.9%
American International Group, Inc.                    32,500           2,276
Hartford Financial Services Group, Inc. (The)          2,400             236
                                                                    --------
                                                                       2,512
                                                                    --------

OFFICE ELECTRONICS--0.1%
Xerox Corp.(f)                                        18,600             344
                                                                    --------

OFFICE REITS--0.3%
Brandywine Realty Trust                               30,000             857
                                                                    --------

OIL & GAS DRILLING--0.3%
ENSCO International, Inc.                              3,200             195
Grey Wolf, Inc.(f)                                    38,000             313
TODCO(f)                                               9,100             430
                                                                    --------
                                                                         938
                                                                    --------

OIL & GAS EQUIPMENT & SERVICES--1.0%
Global Industries Ltd.(f)                             14,000             376
Halliburton Co.                                       27,760             958
National Oilwell Varco, Inc.(f)                        8,600             896
Tidewater, Inc.                                        7,800             553
                                                                    --------
                                                                       2,783
                                                                    --------

OIL & GAS REFINING & MARKETING--0.2%
Holly Corp.                                            4,400             326
Valero Energy Corp.                                    2,500             185
                                                                    --------
                                                                         511
                                                                    --------

OTHER DIVERSIFIED FINANCIAL SERVICES--3.7%
Bank of America Corp.                                101,500           4,962
Citigroup, Inc.                                       47,200           2,421
JPMorgan Chase & Co.                                  71,700           3,474
                                                                    --------
                                                                      10,857
                                                                    --------

PACKAGED FOODS & MEATS--0.9%
Campbell Soup Co.                                     15,000             582
ConAgra Foods, Inc.                                   23,000             618
General Mills, Inc.                                   12,900             754
Heinz (H.J.) Co.                                      14,100             669
Kraft Foods, Inc. Class A                                  1              --(p)
                                                                    --------
                                                                       2,623
                                                                    --------

PERSONAL PRODUCTS--0.1%
NBTY, Inc.(f)                                          8,500             367
                                                                    --------


                                                                     VALUE
                                                      SHARES         (000)
                                                      ------        --------
PHARMACEUTICALS--3.2%
Endo Pharmaceuticals Holdings, Inc.(f)                 9,200        $    315
Forest Laboratories, Inc.(f)                          14,300             653
Johnson & Johnson                                     56,400           3,475
Merck & Co., Inc.                                     20,000             996
Pfizer, Inc.                                         125,700           3,214
Sepracor, Inc.(f)                                      6,300             259
Wyeth                                                  8,900             510
                                                                    --------
                                                                       9,422
                                                                    --------

PROPERTY & CASUALTY INSURANCE--1.6%
Allstate Corp. (The)                                  34,500           2,122
Chubb Corp. (The)                                      6,400             346
Philadelphia Consolidated Holding Co.(f)               3,200             134
Progressive Corp. (The)                               16,200             388
Travelers Cos., Inc. (The)                            29,800           1,594
                                                                    --------
                                                                       4,584
                                                                    --------

RAILROADS--0.3%
Burlington Northern Santa Fe Corp.                     7,200             613
Norfolk Southern Corp.                                 7,700             405
                                                                    --------
                                                                       1,018
                                                                    --------

REGIONAL BANKS--0.4%
Bank of Hawaii Corp.                                   5,500             284
KeyCorp                                               13,100             449
SunTrust Banks, Inc.                                   3,100             266
Synovus Financial Corp.                                6,900             212
                                                                    --------
                                                                       1,211
                                                                    --------

RESIDENTIAL REITS--0.1%
Archstone-Smith Trust                                  4,300             254
                                                                    --------

RESTAURANTS--1.0%
McDonald's Corp.                                      39,000           1,980
Yum! Brands, Inc.                                     24,800             811
                                                                    --------
                                                                       2,791
                                                                    --------

SEMICONDUCTOR EQUIPMENT--0.4%
Applied Materials, Inc.                               22,200             441
Lam Research Corp.(f)                                  4,800             247
Novellus Systems, Inc.(f)                             14,100             400
                                                                    --------
                                                                       1,088
                                                                    --------

SEMICONDUCTORS--1.3%
Amkor Technology, Inc.(f)                             16,700             263
Atmel Corp.(f)                                        27,000             150
Integrated Device Technology, Inc.(f)                 23,500             359
Intel Corp.                                           38,800             922
International Rectifier Corp.(f)                       4,600             171
NVIDIA Corp.(f)                                       12,300             508
ON Semiconductor Corp.(f)                             17,600             189
Texas Instruments, Inc.                               31,800           1,197
                                                                    --------
                                                                       3,759
                                                                    --------

                        See Notes to Financial Statements

                       PHOENIX STRATEGIC ALLOCATION SERIES


                                                                     VALUE
                                                      SHARES         (000)
                                                      ------        --------
SOFT DRINKS--0.7%
Coca-Cola Co. (The)                                   24,300        $  1,271
Pepsi Bottling Group, Inc. (The)                      21,400             721
                                                                    --------
                                                                       1,992
                                                                    --------

SPECIALIZED REITS--0.1%
FelCor Lodging Trust, Inc.                            15,800             411
                                                                    --------

SPECIALTY CHEMICALS--0.1%
Fuller (H.B.) Co.                                      8,800             263
                                                                    --------

STEEL--0.5%
AK Steel Holding Corp.(f)                              6,600             247
Chaparral Steel Co.                                    3,400             244
Cleveland-Cliffs, Inc.                                 3,200             249
Nucor Corp.                                            6,900             405
United States Steel Corp.                              2,000             217
                                                                    --------
                                                                       1,362
                                                                    --------

SYSTEMS SOFTWARE--2.4%
BMC Software, Inc.(f)                                  9,700             294
McAfee, Inc.(f)                                        4,200             148
Microsoft Corp.                                      139,300           4,105
Oracle Corp.(f)                                       82,300           1,622
Symantec Corp.(f)                                     42,600             861
                                                                    --------
                                                                       7,030
                                                                    --------

TECHNOLOGY DISTRIBUTORS--0.0%
Arrow Electronics, Inc.(f)                             2,500              96
                                                                    --------

TOBACCO--0.5%
Altria Group, Inc.                                     4,760             334
Loews Corp. - Carolina Group                          15,600           1,205
                                                                    --------
                                                                       1,539
                                                                    --------


                                                                     VALUE
                                                      SHARES         (000)
                                                      ------        --------
WIRELESS TELECOMMUNICATION SERVICES--0.3%
Sprint Nextel Corp.                                   44,300        $    918

----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $130,735)                                           166,011
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(d)--0.8%

INDUSTRIAL CONGLOMERATES--0.2%
Tyco International Ltd. (United States)(f)            17,200             581
                                                                    --------

INDUSTRIAL MACHINERY--0.5%
Ingersoll-Rand Co. Ltd. Class A (United States)       31,100           1,705

PROPERTY & CASUALTY INSURANCE--0.1%
XL Capital Ltd. Class A (United States)                2,300             194

----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,002)                                               2,480
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.6%
(IDENTIFIED COST $256,092)                                           289,968
----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--1.5%

MONEY MARKET MUTUAL FUNDS--0.1%
State Street Navigator Prime Plus
  (5.34% seven day effective yield)(n)               279,933             280
                                                                    --------


                                                       PAR
                                                      VALUE          VALUE
                                                      (000)          (000)
                                                      ------        --------
COMMERCIAL PAPER(o)--1.4%
CAFCO LLC
  5.360% due 7/2/07                                   $4,000        $  3,999

----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $4,279)                                               4,279
----------------------------------------------------------------------------
TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $260,371)                                           294,247(a)
----------------------------------------------------------------------------

Other assets and liabilities, net--(0.1)%                               (317)
                                                                    --------
NET ASSETS--100.0%                                                  $293,930
                                                                    ========


At June 30, 2007, the Fund had entered into forward currency contracts as follows (reported in 000's):

                                                                    Unrealized
                                                                   Appreciation
Contract to Receive    In Exchange for   Settlement Date   Value  (Depreciation)
-------------------    ---------------   ---------------   -----  --------------
JPY 38,433              USD 324              8/8/07        $314       $(10)

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $37,538 and gross depreciation of $3,885 for federal income tax purposes. At June 30, 2007, the aggregate cost of securities for federal income tax purposes was $260,594.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities amounted to a value of $12,800 (reported in 000's) or 4.4% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, or parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(e) Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f)  Non-income producing.
(g)  Par value represents Brazilian Real.
(h)  Par value represents Canadian Dollar.
(i)  Par value represents Euro.
(j)  Par value represents Mexican Peso.
(k)  Par value represents Norwegian Krone.
(l)  Par value represents Swedish Krona.
(m)  All or a portion of security is on loan.
(n) Represents security purchased with cash collateral received for securities on loan.
(o)  The rate shown is the discount rate.
(p)  Amount is less than $1,000.


                        See Notes to Financial Statements

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES

--------------------------------------------------------------------------------
COUNTRY WEIGHTINGS (UNAUDITED)                                           6/30/07
--------------------------------------------------------------------------------

As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Japan                                                 21%
United Kingdom                                        20
Germany                                               10
Switzerland                                            6
Italy                                                  4
Brazil                                                 4
China                                                  4
Other (includes short-term investments)               31


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2007
                                   (UNAUDITED)


                                                                     VALUE
                                                      SHARES         (000)
                                                      ------        --------
FOREIGN COMMON STOCKS(b)--95.0%

BELGIUM--2.2%
Belgacom SA (Integrated Telecommunication
  Services)                                          230,800        $ 10,261
                                                                    --------

BRAZIL--4.1%
Petroleo Brasileiro S.A. ADR
  (Integrated Oil & Gas)                             181,900          19,405
                                                                    --------

CHINA--3.9%
China Mobile Ltd. (Wireless
  Telecommunication Services)                      1,071,500          11,504
PetroChina Co. Ltd. Class H (Integrated
  Oil & Gas)                                       4,734,000           6,975
                                                                    --------
                                                                      18,479
                                                                    --------

FINLAND--1.1%
Nokia Oyj Sponsored ADR (Communications
  Equipment)                                         188,900           5,310
                                                                    --------

FRANCE--3.3%
PSA Peugeot Citroen SA (Automobile
  Manufacturers)(c)                                   88,300           7,144
Sanofi-aventis ADR (Pharmaceuticals)                  86,900           3,500
Total SA Sponsored ADR (Integrated Oil & Gas)         58,300           4,721
                                                                    --------
                                                                      15,365
                                                                    --------

GERMANY--10.6%
adidas AG (Apparel, Accessories &
  Luxury Goods)                                       89,800           5,686
Commerzbank AG (Diversified Banks)                   183,000           8,790
Deutsche Post AG Registered Shares
  (Air Freight & Logistics)                          189,100           6,150
Deutsche Postbank AG (Diversified Banks)(c)          139,800          12,312


                                                                     VALUE
                                                      SHARES         (000)
                                                      ------        --------
GERMANY--CONTINUED
E.ON AG (Electric Utilities)                         100,300        $ 16,873
                                                                    --------
                                                                      49,811
                                                                    --------

HONG KONG--3.9%
CLP Holdings Ltd. (Electric Utilities)               686,500           4,605
Swire Pacific Ltd. Class B
  (Multi-Sector Holdings)                          6,305,000          13,530
                                                                    --------
                                                                      18,135
                                                                    --------

INDIA--1.1%
ICICI Bank Ltd. Sponsored ADR
(Diversified Banks)(c)                               109,800           5,397
                                                                    --------

ITALY--4.3%
Banca Intesa S.p.A. (Diversified Banks)            1,208,000           9,041
ENI S.p.A. (Integrated Oil & Gas)                    199,100           7,249
ENI S.p.A. Sponsored ADR (Integrated
  Oil & Gas)                                          55,500(f)        4,016
                                                                    --------
                                                                      20,306
                                                                    --------
JAPAN--20.8%
Bank of Kyoto Ltd. (The) (Regional Banks)(c)         861,000          10,329
Canon, Inc. (Office Electronics)                     139,900           8,215
Canon, Inc. Sponsored ADR (Office Electronics)       116,050(f)        6,805
Daito Trust Construction Co. Ltd.
  (Homebuilding)(c)                                  249,800          11,909
Mitsubishi UFJ Financial Group, Inc.
  (Diversified Banks)                                    686           7,577
Mitsubishi UFJ Financial Group, Inc. ADR
  (Diversified Banks)                                350,900(f)        3,867
NTT DoCoMo, Inc. (Wireless Telecommunication
  Services)                                            5,582           8,841


                                                                     VALUE
                                                      SHARES         (000)
                                                      ------        --------
JAPAN--CONTINUED
ORIX Corp. (Consumer Finance)                         39,500        $ 10,410
Seven and I Holdings Co. Ltd. (Food Retail)(c)       267,000           7,633
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)     161,300          10,428
Toyota Motor Corp. (Automobile Manufacturers)        188,600          11,948
                                                                    --------
                                                                      97,962
                                                                    --------

MEXICO--2.2%
Grupo Aeroportuario del Sureste S.A. de C.V.
  ADR (Airport Services)                             194,500          10,248
                                                                    --------

NETHERLANDS--2.3%
ING Groep N.V. (Other Diversified
  Financial Services)                                155,700           6,910
TNT N.V. ADR (Air Freight & Logistics)                90,000           4,063
                                                                    --------
                                                                      10,973
                                                                    --------

PORTUGAL--1.9%
Portugal Telecom SGPS S.A. (Integrated
  Telecommunication Services)                        633,400           8,770
                                                                    --------

SINGAPORE--1.3%
Oversea-Chinese Banking Corp. Ltd.
  (Diversified Banks)                                993,400           5,938
                                                                    --------

SWEDEN--2.6%
Nordea Bank AB (Diversified Banks)                   522,300           8,209
Telefonaktiebolaget LM Ericsson
  Sponsored ADR (Communications Equipment)           103,400           4,125
                                                                    --------
                                                                      12,334
                                                                    --------

                       See Notes to Financial Statements

                     PHOENIX-ABERDEEN INTERNATIONAL SERIES


                                                                     VALUE
                                                      SHARES         (000)
                                                      ------        --------
SWITZERLAND--6.4%
Nestle S.A. Registered Shares
  (Packaged Foods & Meats)                             7,200        $  2,747
Nestle S.A. Sponsored ADR (Packaged
  Foods & Meats)                                      41,900(f)        3,983
Novartis AG ADR (Pharmaceuticals)                     66,300           3,717
UBS AG (Diversified Capital Markets)                  55,600           3,336
Zurich Financial Services AG ADR
  (Multi-line Insurance)                              68,500(f)        2,120
Zurich Financial Services AG Registered
  Shares (Multi-line Insurance)                       45,300          14,065
                                                                    --------
                                                                      29,968
                                                                    --------

TAIWAN--2.5%
Taiwan Semiconductor Manufacturing Co. Ltd.
  Sponsored ADR (Semiconductors)                   1,049,023          11,676
                                                                    --------

UNITED KINGDOM--20.5%
AstraZeneca plc (Pharmaceuticals)                    153,300           8,260
British American Tobacco plc (Tobacco)               248,400           8,470
Centrica plc (Multi-Utilities)                     1,668,400          13,016


                                                                     VALUE
                                                      SHARES         (000)
                                                      ------        --------
UNITED KINGDOM--CONTINUED
GlaxoSmithKline plc Sponsored ADR
  (Pharmaceuticals)                                   68,200        $  3,572
HSBC Holdings plc Sponsored ADR
  (Diversified Banks)(c)                              40,000           3,671
Morrison (Wm.) Supermarkets plc
  (Food Retail)                                    1,419,100           8,620
Premier Foods plc (Packaged Foods & Meats)         1,626,800           9,457
Resolution plc (Life & Health Insurance)             695,300           8,741
Tesco plc Sponsored ADR (Food Retail)                173,500           4,370
Unilever plc Sponsored ADR (Packaged Foods
  & Meats)                                           131,340           4,237
Vodafone Group plc (Wireless
  Telecommunication Services)                      2,014,000           6,786
Vodafone Group plc Sponsored  ADR (Wireless
  Telecommunication Services)                        184,625(f)        6,209
Weir Group plc (The) (Industrial Machinery)          755,100          11,069
                                                                    --------
                                                                      96,478

----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $316,448)                                           446,816
----------------------------------------------------------------------------

                                                                     VALUE
                                                      SHARES         (000)
                                                      ------        --------
FOREIGN PREFERRED STOCKS(b)--3.2%

SOUTH KOREA--3.2%
Samsung Electronics Co. Ltd. Pfd. 1.10%
  (Semiconductors)                                    32,300        $ 15,121

----------------------------------------------------------------------------
TOTAL FOREIGN PREFERRED STOCKS
(IDENTIFIED COST $11,881)                                             15,121
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.2%
(IDENTIFIED COST $328,329)                                           461,937
----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--3.0%

MONEY MARKET MUTUAL FUNDS--2.2%
State Street Navigator Prime Plus
  (5.34% seven day effective yield)(d)            10,581,068          10,581
                                                                    --------



                                                       PAR
                                                      VALUE
                                                      (000)
                                                     -------

COMMERCIAL PAPER(e)--0.8%
Honeywell International Co. 5.320% due 7/3/07      $   3,645           3,644

----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $14,225)                                             14,225
----------------------------------------------------------------------------
TOTAL INVESTMENTS--101.2%
(IDENTIFIED COST $342,554)                                           476,162(a)
----------------------------------------------------------------------------

Other assets and liabilities, net--(1.2)%                             (5,800)
                                                                    --------
NET ASSETS--100.0%                                                  $470,362
                                                                    ========

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $134,894 and gross depreciation of $4,875 for federal income tax purposes. At June 30, 2007, the aggregate cost of securities for federal income tax purposes was $346,143.
(b) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(c)  All or a portion of security is on loan.
(d) Represents security purchased with cash collateral received for securities on loan.
(e)  The rate shown is the discount rate.
(f) On October 20, 2006 the Phoenix Lazard International Equity Select Series was merged into the Phoenix-Aberdeen International Series. The Phoenix Lazard International Equity Select Series held some ADRs of issuers that were also held by the Phoenix-Aberdeen International Series. This has resulted in the series holding both the local shares and the ADRs for certain issuers.

                        See Notes to Financial Statements

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES


                            INDUSTRY DIVERSIFICATION
                       AS A PERCENTAGE OF TOTAL VALUE OF
                          TOTAL LONG-TERM INVESTMENTS
                                  (UNAUDITED)


Air Freight & Logistics ............................................       2.2%
Airport Services ...................................................       2.2
Apparel, Accessories & Luxury Goods ................................       1.2
Automobile Manufacturers ...........................................       4.1
Communications Equipment ...........................................       2.1
Consumer Finance ...................................................       2.3
Diversified Banks ..................................................      14.0
Diversified Capital Markets ........................................       0.7
Electric Utilities .................................................       4.7
Food Retail ........................................................       4.5
Homebuilding .......................................................       2.6
Industrial Machinery ...............................................       2.4
Integrated Oil & Gas ...............................................       9.2
Integrated Telecommunication Services ..............................       4.1
Life & Health Insurance ............................................       1.9
Multi-Sector Holdings ..............................................       2.9
Multi-Utilities ....................................................       2.8
Multi-line Insurance ...............................................       3.5
Office Electronics .................................................       3.3
Other Diversified Financial Services ...............................       1.5
Packaged Foods & Meats .............................................       4.4
Pharmaceuticals ....................................................       6.4
Regional Banks .....................................................       2.2
Semiconductors .....................................................       5.8
Tobacco ............................................................       1.8
Wireless Telecommunication Services ................................       7.2
                                                                         ------
                                                                         100.0%
                                                                         =====

                        See Notes to Financial Statements

                      PHOENIX-ALGER SMALL-CAP GROWTH SERIES

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            6/30/07
--------------------------------------------------------------------------------

As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Information Technology                                24%
Consumer Discretionary                                18
Industrials                                           15
Financials                                            14
Health Care                                           13
Energy                                                 7
Materials                                              4
Other (includes short-term investments)                5


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2007
                                   (UNAUDITED)


                                                                      VALUE
                                                      SHARES          (000)
                                                      ------         -------
DOMESTIC COMMON STOCKS--92.6%

AEROSPACE & DEFENSE--1.8%
BE Aerospace, Inc.(b)                                 18,000         $   743
Esterline Technologies Corp.(b)                        6,560             317
                                                                     -------
                                                                       1,060
                                                                     -------
AIR FREIGHT & LOGISTICS--0.3%
Pacer International, Inc.                              6,500             153
                                                                     -------
AIRLINES--0.8%
AirTran Holdings, Inc.(b)                             42,270             462
                                                                     -------
APPAREL RETAIL--3.2%
Aeropostale, Inc.(b)                                   8,840             368
Bebe Stores, Inc.                                     26,850             430
Coldwater Creek, Inc.(b)                              29,450             684
DSW, Inc. Class A(b)                                  11,220             391
                                                                     -------
                                                                       1,873
                                                                     -------
APPAREL, ACCESSORIES & LUXURY GOODS--2.0%
Carter's, Inc.(b)                                     16,915             439
Phillips-Van Heusen Corp.                             11,915             721
                                                                     -------
                                                                       1,160
                                                                     -------
APPLICATION SOFTWARE--4.0%
ANSYS, Inc.(b)                                        23,910             634
Blackboard, Inc.(b)                                    8,100             341
Solera Holdings, Inc.(b)                              16,005             310
Synchronoss Technologies, Inc.(b)                     25,365             744
TIBCO Software, Inc.(b)                               32,065             290
                                                                     -------
                                                                       2,319
                                                                     -------
ASSET MANAGEMENT & CUSTODY BANKS--1.4%
American Capital Strategies Ltd.                       2,985             127
Cohen & Steers, Inc.                                  10,875             473
MCG Capital Corp.                                     13,436             215
                                                                     -------
                                                                         815
                                                                     -------


                                                                      VALUE
                                                      SHARES          (000)
                                                      ------         -------
AUTO PARTS & EQUIPMENT--0.8%
Tenneco, Inc.(b)                                      13,530         $   474
                                                                     -------

AUTOMOTIVE RETAIL--0.3%
Advance Auto Parts, Inc.                               4,820             195
                                                                     -------

BIOTECHNOLOGY--5.0%
Indevus Pharmaceuticals, Inc.(b)                       5,730              39
InterMune, Inc.(b)                                    11,755             305
Neurocrine Biosciences, Inc.(b)                       24,882             279
Omrix Biopharmaceuticals, Inc.(b)                     12,105             381
Onyx Pharmaceuticals, Inc.(b)                         14,550             391
Pharmion Corp.(b)                                     10,810             313
Progenics Pharmaceuticals, Inc.(b)                    13,105             283
Regeneron Pharmaceuticals, Inc.(b)                    15,175             272
United Therapeutics Corp.(b)                          10,575             674
                                                                     -------
                                                                       2,937
                                                                     -------
CASINOS & GAMING--1.8%
Ameristar Casinos, Inc.                               14,275             496
Bally Technologies, Inc.(b)                           21,905             579
                                                                     -------
                                                                       1,075
                                                                     -------
COMMUNICATIONS EQUIPMENT--3.5%
Acme Packet, Inc.(b)                                  22,070             254
Foundry Networks, Inc.(b)                             17,235             287
Inter-Tel, Inc.                                       23,620             565
Polycom, Inc.(b)                                      20,625             693
Sonus Networks, Inc.(b)                               30,960             264
                                                                     -------
                                                                       2,063
                                                                     -------
COMPUTER HARDWARE--0.3%
Avid Technology, Inc.(b)                               4,790             169
                                                                     -------


                                                                      VALUE
                                                      SHARES          (000)
                                                      ------         -------
CONSTRUCTION & ENGINEERING--1.1%
Aecom Technology Corp.(b)                             12,375         $   307
URS Corp.(b)                                           7,145             347
                                                                     -------
                                                                         654
                                                                     -------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.9%
Bucyrus International, Inc. Class A                    7,750             549
                                                                     -------

DATA PROCESSING & OUTSOURCED SERVICES--1.9%
VeriFone Holdings, Inc.(b)                            16,480             581
Wright Express Corp.(b)                               16,015             549
                                                                     -------
                                                                       1,130
                                                                     -------
DISTRIBUTORS--0.9%
LKQ Corp.(b)                                          22,190             547
                                                                     -------

DIVERSIFIED CAPITAL MARKETS--0.6%
HFF, Inc. Class A(b)                                  20,980             325
                                                                     -------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--3.9%
Advisory Board Co. (The)(b)                            5,000             278
Corporate Executive Board Co. (The)                    2,875             187
FTI Consulting, Inc.(b)                               16,585             631
GEO Group, Inc. (The)(b)                              25,535             743
TeleTech Holdings, Inc.(b)                            14,050             456
                                                                     -------
                                                                       2,295
                                                                     -------
DIVERSIFIED METALS & MINING--0.8%
Thompson Creek Metals Co.,Inc.(b)                     30,015             449
                                                                     -------

EDUCATION SERVICES--0.6%
Strayer Education, Inc.                                2,500             329
                                                                     -------

ELECTRIC UTILITIES--1.2%
ITC Holdings Corp.                                    17,240             700
                                                                     -------

                       See Notes to Financial Statements

                     PHOENIX-ALGER SMALL-CAP GROWTH SERIES


                                                                      VALUE
                                                      SHARES          (000)
                                                      ------         -------
FOOTWEAR--2.6%
Deckers Outdoor Corp.(b)                               7,430         $   749
Iconix Brand Group, Inc.(b)                           33,605             747
                                                                     -------
                                                                       1,496
                                                                     -------
HEALTH CARE EQUIPMENT--2.6%
DexCom, Inc.(b)                                       14,785             121
Hologic, Inc.(b)                                      11,700             647
Thoratec Corp.(b)                                     23,775             437
Young Innovations, Inc.                               10,920             319
                                                                     -------
                                                                       1,524
                                                                     -------
HEALTH CARE FACILITIES--1.2%
Psychiatric Solutions, Inc.(b)                        19,715             715
                                                                     -------

HEALTH CARE SERVICES--1.3%
Gentiva Health Services, Inc.(b)                      15,315             307
Landauer, Inc.                                         9,500             468
                                                                     -------
                                                                         775
                                                                     -------
HEALTH CARE SUPPLIES--1.0%
Immucor, Inc.(b)                                       5,545             155
Inverness Medical Innovations, Inc.(b)                 8,900             454
                                                                     -------
                                                                         609
                                                                     -------
HEALTH CARE TECHNOLOGY--0.9%
Allscripts Healthcare Solutions, Inc.(b)              21,890             558
                                                                     -------
HOME ENTERTAINMENT SOFTWARE--0.5%
Take-Two Interactive Software, Inc.(b)                15,065             301
                                                                     -------
HUMAN RESOURCES & EMPLOYMENT SERVICES--0.6%
Resources Connection, Inc.(b)                         10,000             332
                                                                     -------

INDUSTRIAL MACHINERY--2.9%
Actuant Corp. Class A                                 11,680             737
CLARCOR, Inc.                                          7,085             265
RBC Bearings, Inc.(b)                                 17,040             703
                                                                     -------
                                                                       1,705
                                                                     -------
INTEGRATED TELECOMMUNICATION SERVICES--0.6%
NeuStar, Inc. Class A(b)                              11,325             328
                                                                     -------

INTERNET RETAIL--2.2%
GSi Commerce Inc(b)                                   12,739             289
priceline.com, Inc.(b)                                10,415             716
VistaPrint Ltd.(b)                                     7,780             298
                                                                     -------
                                                                       1,303
                                                                     -------
INTERNET SOFTWARE & SERVICES--4.2%
Autobytel, Inc.(b)(d)                                  3,757              16
Autobytel, Inc.(b)                                    60,530             257
DealerTrack Holdings, Inc.(b)                         17,955             662
Digital River, Inc.(b)                                 9,575             433
Internap Network Services Corp.(b)                    36,120             521
j2 Global Communications, Inc.(b)                      4,785             167
Omniture, Inc.(b)                                     17,750             407
                                                                     -------
                                                                       2,463
                                                                     -------


                                                                      VALUE
                                                      SHARES          (000)
                                                      ------         -------
INVESTMENT BANKING & BROKERAGE--1.7%
GFI Group, Inc.(b)                                     6,930         $   502
Greenhill & Co., Inc.                                  7,345             505
                                                                     -------
                                                                       1,007
                                                                     -------
IT CONSULTING & OTHER SERVICES--0.5%
SI International, Inc.(b)                              9,010             298
                                                                     -------

LEISURE FACILITIES--0.8%
Life Time Fitness, Inc.(b)                             9,250             492
                                                                     -------

LIFE SCIENCES TOOLS & SERVICES--3.9%
Illumina, Inc.(b)                                     14,445             586
Nektar Therapeutics(b)                                29,690             282
Parexel International Corp.(b)                        18,835             792
Ventana Medical Systems, Inc.(b)                       8,045             622
                                                                     -------
                                                                       2,282
                                                                     -------
METAL & GLASS CONTAINERS--1.2%
Silgan Holdings, Inc.(b)                              12,800             708
                                                                     -------

MOVIES & ENTERTAINMENT--0.5%
World Wrestling Entertainment, Inc.                   17,180             275
                                                                     -------

OFFICE SERVICES & SUPPLIES--0.9%
American Reprographics Co.(b)                         16,980             523
                                                                     -------

OIL & GAS EQUIPMENT & SERVICES--2.4%
Dril-Quip, Inc.(b)                                    13,990             629
Horizon Offshore, Inc.(b)                             21,585             414
T-3 Energy Services Inc.(b)                           10,465             350
                                                                     -------
                                                                       1,393
                                                                     -------

OIL & GAS EXPLORATION & PRODUCTION--1.8%
Carrizo Oil & Gas, Inc.(b)                            11,350             471
Mariner Energy, Inc.(b)                               14,745             357
Warren Resources, Inc.(b)                             17,790             208
                                                                     -------
                                                                       1,036
                                                                     -------
PACKAGED FOODS & MEATS--1.0%
Hain Celestial Group, Inc. (The)(b)                   22,310             605
                                                                     -------

PERSONAL PRODUCTS--0.6%
Chattem, Inc.(b)                                       5,345             339
                                                                     -------

PHARMACEUTICALS--1.4%
Adams Respiratory Therapeutics, Inc.(b)               10,650             419
MGI Pharma, Inc.(b)                                   10,800             242
Sepracor, Inc.(b)                                      3,600             148
                                                                     -------
                                                                         809
                                                                     -------
PROPERTY & CASUALTY INSURANCE--0.9%
First Mercury Financial Corp.(b)                      26,130             548
                                                                     -------

REGIONAL BANKS--3.1%
Boston Private Financial Holdings, Inc.                7,905             212
Cathay General Bancorp                                10,475             351
First Midwest Bancorp, Inc.                           15,580             553
Signature Bank(b)                                      9,545             326


                                                                      VALUE
                                                      SHARES          (000)
                                                      ------         -------
REGIONAL BANKS--CONTINUED
Wintrust Financial Corp.                               8,200         $   360
                                                                     -------
                                                                       1,802
                                                                     -------

RESTAURANTS--1.0%
McCormick & Schmick's Seafood
  Restaurants, Inc.(b)                                23,660             614
                                                                     -------

SEMICONDUCTOR EQUIPMENT--2.7%
ATMI, Inc.(b)                                         12,815             384
FormFactor, Inc.(b)                                   14,705             563
Tessera Technologies, Inc.(b)                         15,455             627
                                                                     -------
                                                                       1,574
                                                                     -------
SEMICONDUCTORS--3.6%
Atheros Communications, Inc.(b)                       23,160             714
Cirrus Logic, Inc.(b)                                 37,600             312
ON Semiconductor Corp.(b)                             66,185             710
SiRF Technology Holdings, Inc.(b)                     19,545             405
                                                                     -------
                                                                       2,141
                                                                     -------
SPECIALIZED CONSUMER SERVICES--0.6%
Matthews International Corp. Class A                   7,700             336
                                                                     -------

SPECIALTY CHEMICALS--1.5%
Balchem Corp.                                         14,100             256
Zoltek Companies, Inc.(b)                             15,540             646
                                                                     -------
                                                                         902
                                                                     -------
THRIFTS & MORTGAGE FINANCE--1.2%
FirstFed Financial Corp.(b)                            5,555             315
Washington Federal, Inc.                              16,550             402
                                                                     -------
                                                                         717
                                                                     -------
TRADING COMPANIES & DISTRIBUTORS--1.6%
TransDigm Group, Inc.(b)                               7,000             283
William Scotsman International, Inc.(b)               26,500             631
                                                                     -------
                                                                         914
                                                                     -------

WIRELESS TELECOMMUNICATION SERVICES--2.0%
Dobson Communications Corp. Class A(b)                44,110             490
SBA Communications Corp. Class A(b)                   20,905             702
                                                                     -------
                                                                       1,192

----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $42,294)                                             54,349
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--7.1%

COAL & CONSUMABLE FUELS--0.7%
Uranium One, Inc. (Canada)(b)                         31,380             426
                                                                     -------

COMMUNICATIONS EQUIPMENT--1.2%
NICE Systems Ltd. - Sponsored ADR (Israel)(b)         20,515             713
                                                                     -------

                       See Notes to Financial Statements

                     PHOENIX-ALGER SMALL-CAP GROWTH SERIES


                                                                      VALUE
                                                      SHARES          (000)
                                                      ------         -------
DATA PROCESSING & OUTSOURCED SERVICES--0.3%
WNS Holdings Ltd. - ADR (United Kingdom)(b)            6,525         $   186
                                                                     -------

DIVERSIFIED METALS & MINING--1.1%
Breakwater Resources, Ltd. (Canada)(b)               240,080             617
                                                                     -------

HOTELS, RESORTS & CRUISE LINES--1.0%
Orient-Express Hotel Ltd. Class A (Bermuda)           11,370             607
                                                                     -------

OIL & GAS EQUIPMENT & SERVICES--1.0%
North American Energy Partners, Inc. (Canada)(b)      29,165             591
                                                                     -------

OIL & GAS EXPLORATION & PRODUCTION--0.9%
Petrobank Energy & Resources Ltd. (Canada)(b)         21,150             531
                                                                     -------

SEMICONDUCTORS--0.9%
ARM Holdings plc Sponsored ADR
  (United Kingdom)                                    58,085             508

----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,754)                                               4,179
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.7%
(IDENTIFIED COST $45,048)                                             58,528
----------------------------------------------------------------------------


                                                       PAR
                                                      VALUE
                                                      (000)
                                                      ------
SHORT-TERM INVESTMENTS--0.2%

FEDERAL AGENCY SECURITIES(e)--0.2%
FHLB 4.970% due 7/3/07                                  $100             100

----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $100)                                                   100
----------------------------------------------------------------------------
TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $45,148)                                             58,628(a)
----------------------------------------------------------------------------

Other assets and liabilities, net--0.1%                                  (30)
                                                                     -------
NET ASSETS--100.0%                                                   $58,598
                                                                     =======

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $14,086 and gross depreciation of $803 for federal income tax purposes. At June 30, 2007, the aggregate cost of securities for federal income tax purposes was $45,345.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign Security Country Determination" in the Notes to Financial Statements.
(d) Illiquid and restricted security. At June 30, 2007, this security amounted to a value of $16 (reported in 000's) or 0.03% of net assets. For acquisition information, see Note 6, "Illiquid and Restricted Securities" in the Notes to Financial Statements.
(e)  The rate shown is the discount rate.

                        See Notes to Financial Statements

               PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            6/30/07
--------------------------------------------------------------------------------

As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Office                                                16%
Regional Malls                                        16
Apartments                                            15
Shopping Centers                                      13
Lodging/Resorts                                       10
Industrial                                             8
Health Care                                            5
Other (includes short-term investments)               17


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2007
                                   (UNAUDITED)


                                                                     VALUE
                                                      SHARES         (000)
                                                      ------        --------
DOMESTIC COMMON STOCKS--97.8%

REAL ESTATE INVESTMENT TRUSTS--97.8%

DIVERSIFIED--4.5%
Vornado Realty Trust                                  64,897        $  7,128
                                                                    --------
HEALTH CARE--5.3%
Health Care Property Investors, Inc.                 112,414           3,252
Ventas, Inc.                                         140,248           5,084
                                                                    --------
                                                                       8,336
                                                                    --------
INDUSTRIAL/OFFICE--29.8%
INDUSTRIAL--7.9%
AMB Property Corp.                                    48,818           2,598
DCT Industrial Trust, Inc.                            62,102             668
Prologis                                             161,588           9,194
                                                                    --------
                                                                      12,460
                                                                    --------
MIXED--2.3%
Duke Realty Corp.                                     83,657           2,984
PS Business Parks, Inc.                                9,193             583
                                                                    --------
                                                                       3,567
                                                                    --------
OFFICE--16.2%
Alexandria Real Estate Equities, Inc.                 64,291           6,225
Boston Properties, Inc.                               55,231           5,641
Corporate Office Properties Trust                    135,966           5,576
Douglas Emmett, Inc.                                  18,880             467
Kilroy Realty Corp.                                   17,010           1,205
SL Green Realty Corp.                                 52,670           6,525
                                                                    --------
                                                                      25,639
                                                                    --------

SPECIALTY--3.4%
Digital Realty Trust, Inc.                           143,109           5,392
                                                                    --------
                                                                      47,058
                                                                    --------


                                                                     VALUE
                                                      SHARES         (000)
                                                      ------        --------
LODGING/RESORTS--9.5%
DiamondRock Hospitality Co.                          119,316        $  2,277
Host Hotels & Resorts, Inc.                          352,790           8,156
LaSalle Hotel Properties                              56,957           2,473
Sunstone Hotel Investors, Inc.                        75,136           2,133
                                                                    --------
                                                                      15,039
                                                                    --------
RESIDENTIAL--15.3%
APARTMENTS--15.3%
Archstone-Smith Trust                                 48,538           2,869
AvalonBay Communities, Inc.                           43,329           5,151
BRE Properties, Inc.                                  30,379           1,801
Equity Residential                                   148,731           6,787
Essex Property Trust, Inc.                            41,504           4,827
UDR, Inc.                                            102,906           2,706
                                                                    --------
                                                                      24,141
                                                                    --------
RETAIL--28.4%
REGIONAL MALLS--15.4%
General Growth Properties, Inc.                      125,971           6,670
Macerich Co. (The)                                    67,196           5,539
Simon Property Group, Inc.                           130,206          12,114
                                                                    --------
                                                                      24,323
                                                                    --------
SHOPPING CENTERS--13.0%
Developers Diversified Realty Corp.                  106,987           5,639
Federal Realty Investment Trust                       32,396           2,503
Kimco Realty Corp.                                   150,384           5,725
Regency Centers Corp.                                 65,427           4,613
Tanger Factory Outlet Centers, Inc.                   57,793           2,164
                                                                    --------
                                                                      20,644
                                                                    --------
                                                                      44,967
                                                                    --------


                                                                     VALUE
                                                      SHARES         (000)
                                                      ------        --------
SELF STORAGE--5.0%
Extra Space Storage, Inc.                            177,450        $  2,928
Public Storage, Inc.                                  64,711           4,971
                                                                    --------
                                                                       7,899
                                                                    --------

----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $95,060)                                            154,568
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.8%
(IDENTIFIED COST $95,060)                                            154,568
----------------------------------------------------------------------------


                                                       PAR
                                                      VALUE
                                                      (000)
                                                      ------

SHORT-TERM INVESTMENTS--2.1%

COMMERCIAL PAPER(b)--2.1%
UBS Finance Delaware LLC
  5.350% due 7/2/07                                   $3,225           3,225
                                                                    --------

----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $3,225)                                               3,225
----------------------------------------------------------------------------
TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $98,285)                                            157,793(a)
----------------------------------------------------------------------------

Other assets and liabilities, net--0.1%                                  202
                                                                    --------
NET ASSETS--100.0%                                                  $157,995
                                                                    ========

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $60,464 and gross depreciation of $1,174 for federal income tax purposes. At June 30, 2007, the aggregate cost of securities for federal income tax purposes was $98,503.
(b)  The rate shown is the discount rate.

                        See Notes to Financial Statements

         PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: AGGRESSIVE GROWTH

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            6/30/07
--------------------------------------------------------------------------------

As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Domestic Equity ETF's                                 72%
International ETF's                                   25
Fixed Income ETF's                                     3


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2007
                                   (UNAUDITED)


                                                                      VALUE
                                                      SHARES          (000)
                                                      ------         -------
EXCHANGE TRADED FUNDS--100.0%
Consumer Discretionary Select Sector SPDR Fund        17,590         $   691
Consumer Staples Select Sector SPDR Fund              38,360           1,037
Energy Select Sector SPDR Fund                        17,774           1,226
Financial Select Sector SPDR Fund                     76,604           2,772
Health Care Select Sector SPDR Fund                   58,770           2,075
Industrial Select Sector SPDR Fund                    31,100           1,214
iShares Dow Jones US Telecommunications
  Sector Index Fund                                   20,630             696
iShares Lehman Short Treasury Bond Fund                4,700             515
iShares MSCI Emerging Markets Index Fund               7,980           1,051
iShares MSCI Japan Index Fund                         47,830             694
iShares S&P Europe 350 Index Fund                     17,945           2,098
iShares S&P Latin America 40 Index Fund                2,465             526
Materials Select Sector SPDR Fund                     12,990             525
Technology Select Sector SPDR Fund                    60,635           1,552
Utilities Select Sector SPDR Fund                     17,770             703

----------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $15,568)                                             17,375
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--100.0%
(IDENTIFIED COST $15,568)                                             17,375
----------------------------------------------------------------------------


                                                       PAR
                                                      VALUE           VALUE
                                                      (000)           (000)
                                                      ------         -------
SHORT-TERM INVESTMENTS--0.6%

COMMERCIAL PAPER(b)--0.6%
UBS Finance Delaware LLC
  5.350% due 7/2/07                                     $105         $   105

----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $105)                                                   105
----------------------------------------------------------------------------
TOTAL INVESTMENTS--100.6%
(IDENTIFIED COST $15,673)                                             17,480(a)
----------------------------------------------------------------------------

Other assets and liabilities, net--(0.6)%                               (112)
                                                                     -------
NET ASSETS--100.0%                                                   $17,368
                                                                     =======

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,718 and gross depreciation of $8 for federal income tax purposes. At June 30, 2007, the aggregate cost of securities for federal income tax purposes was $15,770.
(b)  The rate shown is the discount rate.


                        See Notes to Financial Statements

               PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: GROWTH

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            6/30/07
--------------------------------------------------------------------------------

As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Domestic Equity ETF's                                 63%
International ETF's                                   19
Fixed Income ETF's                                    17
Other (includes short-term investments)                1


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2007
                                   (UNAUDITED)


                                                                      VALUE
                                                      SHARES          (000)
                                                      ------         -------
EXCHANGE TRADED FUNDS--99.5%
Consumer Discretionary Select Sector SPDR Fund        18,148         $   713
Consumer Staples Select Sector SPDR Fund              52,676           1,424
Energy Select Sector SPDR Fund                        20,799           1,435
Financial Select Sector SPDR Fund                     91,456           3,309
Health Care Select Sector SPDR Fund                   67,120           2,370
Industrial Select Sector SPDR Fund                    36,655           1,431
iShares Dow Jones US Telecommunications
  Sector Index Fund                                   28,130             948
iShares iBoxx $ InvesTop Investment Grade
  Corporate Bond Fund                                  4,573             478
iShares Lehman 1-3 Year Treasury Bond Fund            11,881             952
iShares Lehman 3-7 Year Treasury Bond Fund             7,180             715
iShares Lehman 7-10 Year Treasury Bond Fund            8,840             717
iShares Lehman Short Treasury Bond Fund               10,840           1,188
iShares MSCI Emerging Markets Index Fund               9,055           1,192
iShares MSCI Japan Index Fund                         49,620             720
iShares S&P Europe 350 Index Fund                     20,445           2,391


                                                                      VALUE
                                                      SHARES          (000)
                                                      ------         -------
iShares S&P Latin America 40 Index Fund                2,235         $   477
Materials Select Sector SPDR Fund                     17,730             717
Technology Select Sector SPDR Fund                    64,789           1,659
Utilities Select Sector SPDR Fund                     24,190             957

----------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $21,990)                                             23,793
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.5%
(IDENTIFIED COST $21,990)                                             23,793
----------------------------------------------------------------------------


                                                       PAR
                                                      VALUE
                                                      (000)
                                                      ------
SHORT-TERM INVESTMENTS--2.4%

COMMERCIAL PAPER(b)--2.4%
UBS Finance Delaware LLC
  5.350% due 7/2/07                                     $570             570

----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $570)                                                   570
----------------------------------------------------------------------------
TOTAL INVESTMENTS--101.9%
(IDENTIFIED COST $22,560)                                             24,363(a)
----------------------------------------------------------------------------

Other assets and liabilities, net--(1.9)%                               (459)
                                                                     -------
NET ASSETS--100.0%                                                   $23,904
                                                                     =======

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,722 and gross depreciation of $57 for federal income tax purposes. At June 30, 2007, the aggregate cost of securities for federal income tax purposes was $22,698.
(b)  The rate shown is the discount rate.

                        See Notes to Financial Statements

          PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: MODERATE GROWTH

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            6/30/07
--------------------------------------------------------------------------------

As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Domestic Equity ETF's                                 51%
Fixed Income ETF's                                    34
International ETF's                                   15


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2007
                                   (UNAUDITED)


                                                                      VALUE
                                                      SHARES          (000)
                                                      ------         -------
EXCHANGE TRADED FUNDS--99.8%
Consumer Discretionary Select Sector SPDR Fund         7,622         $   299
Consumer Staples Select Sector SPDR Fund              27,656             748
Energy Select Sector SPDR Fund                        10,923             754
Financial Select Sector SPDR Fund                     49,400           1,787
Health Care Select Sector SPDR Fund                   38,060           1,344
Industrial Select Sector SPDR Fund                    19,247             751
iShares Dow Jones US Telecommunications
  Sector Index Fund                                   13,290             448
iShares iBoxx $ InvesTop Investment Grade
  Corporate Bond Fund                                  2,885             302
iShares Lehman 1-3 Year Treasury Bond Fund            11,232             900
iShares Lehman 10-20 Year Treasury Bond Fund           4,620             449
iShares Lehman 20+ Year Treasury Bond Fund             5,328             454
iShares Lehman 3-7 Year Treasury Bond Fund             7,540             751
iShares Lehman 7-10 Year Treasury Bond Fund            7,424             602
iShares Lehman Short Treasury Bond Fund               15,030           1,648
iShares MSCI Emerging Markets Index Fund               4,565             601
iShares MSCI Japan Index Fund                         20,840             302


                                                                      VALUE
                                                      SHARES          (000)
                                                      ------         -------
iShares S&P Europe 350 Index Fund                      9,015         $ 1,054
iShares S&P Latin America 40 Index Fund                1,410             301
Materials Select Sector SPDR Fund                      7,450             301
Technology Select Sector SPDR Fund                    29,160             746
Utilities Select Sector SPDR Fund                     11,430             453

----------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $14,079)                                             14,995
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.8%
(IDENTIFIED COST $14,079)                                             14,995
----------------------------------------------------------------------------


                                                       PAR
                                                      VALUE
                                                      (000)
                                                      ------
SHORT-TERM INVESTMENTS--1.7%

COMMERCIAL PAPER(b)--1.7%
UBS Finance Delaware LLC
  5.35%, 7/2/07                                         $250             250

----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $250)                                                   250
----------------------------------------------------------------------------
TOTAL INVESTMENTS--101.5%
(IDENTIFIED COST $14,329)                                             15,245(a)
----------------------------------------------------------------------------

Other assets and liabilities, net--(1.5)%                               (220)
                                                                     -------
NET ASSETS--100.0%                                                   $15,025
                                                                     =======

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $910 and gross depreciation of $51 for federal income tax purposes. At June 30, 2007, the aggregate cost of securities for federal income tax purposes was $14,386.
(b)  The rate shown is the discount rate.


                        See Notes to Financial Statements

              PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: MODERATE

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            6/30/07
--------------------------------------------------------------------------------

As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Fixed Income ETF's                                    58%
Domestic Equity ETF's                                 32
International ETF's                                   10


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2007
                                   (UNAUDITED)

                                                                       VALUE
                                                      SHARES           (000)
                                                      ------          ------
EXCHANGE TRADED FUNDS--99.8%
Consumer Staples Select Sector SPDR Fund               5,080          $  137
Energy Select Sector SPDR Fund                         2,004             138
Financial Select Sector SPDR Fund                     10,076             365
Health Care Select Sector SPDR Fund                    9,060             320
Industrial Select Sector SPDR Fund                     3,530             138
iShares Dow Jones US Telecommunications
  Sector Index Fund                                    2,710              91
iShares iBoxx $ InvesTop Investment Grade
  Corporate Bond Fund                                  1,325             139
iShares Lehman 1-3 Year Treasury Bond Fund             7,440             596
iShares Lehman 10-20 Year Treasury Bond Fund           2,830             275
iShares Lehman 20+ Year Treasury Bond Fund             2,159             184
iShares Lehman 3-7 Year Treasury Bond Fund             4,150             413


                                                                       VALUE
                                                      SHARES           (000)
                                                      ------          ------
iShares Lehman 7-10 Year Treasury Bond Fund            3,978          $  323
iShares Lehman Short Treasury Bond Fund                6,690             734
iShares MSCI Emerging Markets Index Fund               1,050             138
iShares MSCI Japan Index Fund                          6,375              93
iShares S&P Europe 350 Index Fund                      1,970             230
Materials Select Sector SPDR Fund                      1,140              46
Technology Select Sector SPDR Fund                     5,349             137
Utilities Select Sector SPDR Fund                      2,330              92

----------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $4,443)                                               4,589
----------------------------------------------------------------------------
TOTAL INVESTMENTS--99.8%
(IDENTIFIED COST $4,443)                                               4,589(a)
----------------------------------------------------------------------------

Other assets and liabilities, net--0.2%                                   11
                                                                      ------
NET ASSETS--100.0%                                                    $4,600
                                                                      ======

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $155 and gross depreciation of $21 for federal income tax purposes. At June 30, 2007, the aggregate cost of securities for federal income tax purposes was $4,455.

                        See Notes to Financial Statements

                 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            6/30/07
--------------------------------------------------------------------------------

As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Industrials                                           24%
Financials                                            23
Materials                                             11
Information Technology                                10
Consumer Discretionary                                 9
Consumer Staples                                       7
Utilities                                              6
Other (includes short-term investments)               10


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2007
                                   (UNAUDITED)


                                                                     VALUE
                                                      SHARES         (000)
                                                      ------        --------
DOMESTIC COMMON STOCKS--91.6%

AEROSPACE & DEFENSE--0.7%
Goodrich Corp.                                        18,000        $  1,072
                                                                    --------
AGRICULTURAL PRODUCTS--1.3%
Corn Products International, Inc.                     44,800           2,036
                                                                    --------
AIRLINES--1.7%
Alaska Air Group, Inc.(b)                             34,100             950
Continental Airlines, Inc. Class B(b)                 30,100           1,019
SkyWest, Inc.                                         30,200             720
                                                                    --------
                                                                       2,689
                                                                    --------
APPAREL, ACCESSORIES & LUXURY GOODS--0.9%
VF Corp.                                              14,900           1,365
                                                                    --------
AUTO PARTS & EQUIPMENT--2.9%
ArvinMeritor, Inc.                                    93,500           2,076
TRW Automotive Holdings Corp.(b)                      70,800           2,607
                                                                    --------
                                                                       4,683
                                                                    --------
AUTOMOTIVE RETAIL--0.8%
AutoNation, Inc.(b)                                   58,061           1,303
                                                                    --------
BREWERS--1.2%
Molson Coors Brewing Co. Class B                      21,500           1,988
                                                                    --------
COMMODITY CHEMICALS--1.6%
Celanese Corp. Series A                               65,500           2,540
                                                                    --------
COMMUNICATIONS EQUIPMENT--2.4%
Andrew Corp.(b)                                      131,600           1,900
CommScope, Inc.(b)                                    34,500           2,013
                                                                    --------
                                                                       3,913
                                                                    --------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.7%
AGCO Corp.(b)                                         19,000             825
Terex Corp.(b)                                        22,800           1,853
                                                                    --------
                                                                       2,678
                                                                    --------


                                                                     VALUE
                                                      SHARES         (000)
                                                      ------        --------
DATA PROCESSING & OUTSOURCED SERVICES--0.2%
CSG Systems International, Inc.(b)                    14,700        $    390
                                                                    --------
DEPARTMENT STORES--0.5%
Dillard's, Inc. Class A                               23,000             826
                                                                    --------
DIVERSIFIED CHEMICALS--1.0%
Ashland, Inc.                                         24,000           1,535
                                                                    --------
ELECTRIC UTILITIES--3.2%
Allegheny Energy, Inc.(b)                             14,400             745
Northeast Utilities                                   66,700           1,892
Reliant Energy, Inc.(b)                               94,000           2,533
                                                                    --------
                                                                       5,170
                                                                    --------
ELECTRICAL COMPONENTS & EQUIPMENT--4.0%
Acuity Brands, Inc.                                   25,100           1,513
Cooper Industries Ltd. Class A                        50,600           2,889
Regal-Beloit Corp.                                    41,800           1,945
                                                                    --------
                                                                       6,347
                                                                    --------
ELECTRONIC EQUIPMENT MANUFACTURERS--2.0%
AVX Corp.                                             22,400             375
Checkpoint Systems, Inc.(b)                           43,800           1,106
Vishay Intertechnology, Inc.(b)                      112,400           1,778
                                                                    --------
                                                                       3,259
                                                                    --------
ELECTRONIC MANUFACTURING SERVICES--0.7%
Sanmina-SCI Corp.(b)                                 167,000             523
Solectron Corp.(b)                                   154,400             568
                                                                    --------
                                                                       1,091
                                                                    --------
FOOD DISTRIBUTORS--1.4%
Performance Food Group Co.(b)                         70,200           2,281
                                                                    --------
FOOD RETAIL--2.2%
Ruddick Corp.                                         64,300           1,937
SUPERVALU, Inc.                                       35,500           1,644
                                                                    --------
                                                                       3,581
                                                                    --------
HEALTH CARE FACILITIES--2.0%
Genesis HealthCare Corp.(b)                           15,800           1,081


                                                                     VALUE
                                                      SHARES         (000)
                                                      ------        --------
HEALTH CARE FACILITIES--CONTINUED
Kindred Healthcare, Inc.(b)                           44,000        $  1,352
Universal Health Services, Inc. Class B               12,000             738
                                                                    --------
                                                                       3,171
                                                                    --------
HOME FURNISHINGS--0.5%
Furniture Brands International,Inc.                   59,700             848
                                                                    --------
HOMEBUILDING--0.4%
KB Home                                               17,500             689
                                                                    --------
HUMAN RESOURCES & EMPLOYMENT SERVICES--0.5%
Kelly Services, Inc. Class A                          28,000             769
                                                                    --------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--1.6%
Constellation Energy Group, Inc.                      30,000           2,615
                                                                    --------
INDUSTRIAL MACHINERY--5.0%
Briggs & Stratton Corp.                               55,600           1,755
Kennametal, Inc.                                      26,500           2,174
Mueller Industries, Inc.                              41,800           1,439
SPX Corp.                                             30,200           2,652
                                                                    --------
                                                                       8,020
                                                                    --------
INTEGRATED OIL & GAS--1.6%
Hess Corp.                                            44,400           2,618
                                                                    --------
INVESTMENT BANKING & BROKERAGE--1.2%
Edwards (A.G.), Inc.                                  23,200           1,962
                                                                    --------
IT CONSULTING & OTHER SERVICES--0.6%
Covansys Corp.(b)                                     27,500             933
                                                                    --------
LEISURE FACILITIES--0.3%
Vail Resorts, Inc.(b)                                  7,000             426
                                                                    --------
LIFE & HEALTH INSURANCE--1.2%
StanCorp Financial Group, Inc.                        36,200           1,900
                                                                    --------

LIFE SCIENCES TOOLS & SERVICES--1.3%
PerkinElmer, Inc.                                     82,000           2,137
                                                                    --------

                       See Notes to Financial Statements

                 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES


                                                                     VALUE
                                                      SHARES         (000)
                                                      ------        --------
MANAGED HEALTH CARE--0.6%
Molina Healthcare, Inc.(b)                            34,000        $  1,038
                                                                    --------
METAL & GLASS CONTAINERS--1.4%
Owens-Illinois, Inc.(b)                                4,500             157
Silgan Holdings, Inc.(b)                              38,400           2,123
                                                                    --------
                                                                       2,280
                                                                    --------
MULTI-UTILITIES--1.6%
Puget Energy, Inc.                                    54,200           1,311
Wisconsin Energy Corp.                                29,800           1,318
                                                                    --------
                                                                       2,629
                                                                    --------
OFFICE REITS--0.4%
Digital Realty Trust, Inc.                            18,800             708
                                                                    --------
OFFICE SERVICES & SUPPLIES--2.5%
IKON Office Solutions, Inc.                          125,300           1,956
United Stationers, Inc.(b)                            30,000           1,999
                                                                    --------
                                                                       3,955
                                                                    --------
OIL & GAS DRILLING--0.7%
Rowan Cos., Inc.                                      18,700             766
TODCO(b)                                               6,900             326
                                                                    --------
                                                                       1,092
                                                                    --------
OIL & GAS EQUIPMENT & SERVICES--1.7%
Hanover Compressor Co.(b)                             76,400           1,822
Oil States International, Inc.(b)                     20,000             827
                                                                    --------
                                                                       2,649
                                                                    --------
PHARMACEUTICALS--0.7%
Endo Pharmaceuticals Holdings, Inc.(b)                21,200             726
King Pharmaceuticals, Inc.(b)                         18,000             368
                                                                    --------
                                                                       1,094
                                                                    --------
PROPERTY & CASUALTY INSURANCE--2.3%
Fidelity National Financial, Inc. Class A             75,900           1,799
Old Republic International Corp.                      92,500           1,966
                                                                    --------
                                                                       3,765
                                                                    --------
REGIONAL BANKS--4.5%
Central Pacific Financial Corp.                       43,000           1,419
South Financial Group, Inc. (The)                     54,000           1,223
Susquehanna Bancshares, Inc.                          70,600           1,579
Trustmark Corp.                                       38,634             999
UnionBanCal Corp.                                     14,500             866
Whitney Holding Corp.                                 38,500           1,159
                                                                    --------
                                                                       7,245
                                                                    --------
RESIDENTIAL REITS--0.5%
Mid-America Apartment Communities, Inc.               16,000             840
                                                                    --------


                                                                     VALUE
                                                      SHARES         (000)
                                                      ------        --------
RESTAURANTS--1.6%
Jack in the Box, Inc.(b)                              15,500        $  1,100
Papa John's International, Inc.(b)                    49,600           1,426
                                                                    --------
                                                                       2,526
                                                                    --------
SEMICONDUCTOR EQUIPMENT--0.5%
Teradyne, Inc.(b)                                     45,000             791
                                                                    --------
SEMICONDUCTORS--2.4%
Amkor Technology, Inc.(b)                             54,000             850
Siliconware Precision Industries Co.                  50,900             560
Spansion, Inc. Class A(b)                             78,000             866
Zoran Corp.(b)                                        80,100           1,605
                                                                    --------
                                                                       3,881
                                                                    --------
SPECIALIZED REITS--2.4%
Ashford Hospitality Trust, Inc.                       68,000             800
FelCor Lodging Trust, Inc.                            60,700           1,580
Highland Hospitality Corp.                            44,000             845
Strategic Hotels & Resorts, Inc.                      30,500             686
                                                                    --------
                                                                       3,911
                                                                    --------
SPECIALTY CHEMICALS--4.3%
Cytec Industries, Inc.                                32,600           2,079
Lubrizol Corp. (The)                                  37,200           2,401
Rockwood Holdings, Inc.(b)                            64,900           2,372
                                                                    --------
                                                                       6,852
                                                                    --------
SPECIALTY STORES--0.2%
Office Depot, Inc.(b)                                  9,000             273
                                                                    --------
STEEL--2.9%
Chaparral Steel Co.                                    6,800             489
Commercial Metals Co.                                 27,500             928
Metal Management, Inc.                                35,900           1,582
Steel Dynamics, Inc.                                  40,200           1,685
                                                                    --------
                                                                       4,684
                                                                    --------
TECHNOLOGY DISTRIBUTORS--1.3%
Arrow Electronics, Inc.(b)                            40,500           1,557
Tech Data Corp.(b)                                    13,500             519
                                                                    --------
                                                                       2,076
                                                                    --------
THRIFTS & MORTGAGE FINANCE--3.6%
Astoria Financial Corp.                               51,750           1,296
Provident Financial Services, Inc.                    87,500           1,379
Radian Group, Inc.                                    29,500           1,593
Webster Financial Corp.                               33,700           1,438
                                                                    --------
                                                                       5,706
                                                                    --------
TOBACCO--1.3%
Universal Corp.                                       34,800           2,120
                                                                    --------


                                                                     VALUE
                                                      SHARES         (000)
                                                      ------        --------
TRADING COMPANIES & DISTRIBUTORS--1.5%
GATX Corp.                                            49,100        $  2,418
                                                                    --------
TRUCKING--6.1%
Arkansas Best Corp.                                   41,000           1,598
Avis Budget Group, Inc.(b)                            70,000           1,990
Con-Way, Inc.                                         35,000           1,758
Laidlaw International, Inc.                           37,300           1,289
Ryder System, Inc.                                    29,100           1,566
Werner Enterprises, Inc.                              76,500           1,541
                                                                    --------
                                                                       9,742

----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $115,288)                                           147,110
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--6.0%

AUTO PARTS & EQUIPMENT--0.4%
Autoliv, Inc. (Sweden)                                12,000             683
                                                                    --------
COMMERCIAL PRINTING--0.4%
Quebecor World, Inc. (Canada)                         53,000             644
                                                                    --------
ELECTRONIC MANUFACTURING SERVICES--0.1%
Celestica, Inc. (Canada)(b)                           32,005             200
                                                                    --------
PROPERTY & CASUALTY INSURANCE--1.2%
Aspen Insurance Holdings Ltd. (United States)         66,100           1,855
                                                                    --------
REINSURANCE--3.9%
Arch Capital Group Ltd. (United States)(b)            37,500           2,720
PartnerRe Ltd. (United States)                         6,700             519
Platinum Underwriters Holdings Ltd. (United States)   64,000           2,224
RenaissanceRe Holdings Ltd. (United States)           13,500             837
                                                                    --------
                                                                       6,300

----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $8,348)                                               9,682
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.6%
(IDENTIFIED COST $123,636)                                           156,792
----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--2.4%

MONEY MARKET MUTUAL FUNDS--2.4%
SSgA Money Market Fund
  (4.96% seven day effective yield)                3,823,273           3,823

----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $3,823)                                               3,823
----------------------------------------------------------------------------
TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $127,459)                                           160,615(a)
----------------------------------------------------------------------------

Other assets and liabilities, net--0.0%                                   18
                                                                    --------
NET ASSETS--100.0%                                                  $160,633
                                                                    ========

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $37,426 and gross depreciation of $4,269 for federal income tax purposes. At June 30, 2007, the aggregate cost of securities for federal income tax purposes was $127,458.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

                PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            6/30/07
--------------------------------------------------------------------------------

As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Industrials                                           24%
Financials                                            24
Materials                                             12
Consumer Discretionary                                11
Information Technology                                10
Consumer Staples                                       7
Health Care                                            6
Other (includes short-term investments)                6


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2007
                                   (UNAUDITED)


                                                                      VALUE
                                                      SHARES          (000)
                                                      ------         -------
DOMESTIC COMMON STOCKS--92.5%

AGRICULTURAL PRODUCTS--1.2%
Corn Products International, Inc.                     24,300         $ 1,104
                                                                     -------
AIRLINES--1.6%
Alaska Air Group, Inc.(b)                             19,100             532
Continental Airlines, Inc. Class B(b)                 14,500             491
SkyWest, Inc.                                         16,500             393
                                                                     -------
                                                                       1,416
                                                                     -------
APPAREL RETAIL--1.1%
Charming Shoppes, Inc.(b)                             26,772             290
Shoe Carnival, Inc.(b)                                26,800             737
                                                                     -------
                                                                       1,027
                                                                     -------
APPAREL, ACCESSORIES & LUXURY GOODS--1.0%
Phillips-Van Heusen Corp.                             14,900             903
                                                                     -------
AUTO PARTS & EQUIPMENT--2.9%
ArvinMeritor, Inc.                                    56,800           1,261
TRW Automotive Holdings Corp.(b)                      36,600           1,348
                                                                     -------
                                                                       2,609
                                                                     -------
AUTOMOTIVE RETAIL--1.2%
Sonic Automotive, Inc. Class A                        36,250           1,050
                                                                     -------
COMMUNICATIONS EQUIPMENT--2.9%
Andrew Corp.(b)                                       79,300           1,145
Black Box Corp.                                        5,400             223
CommScope, Inc.(b)                                    22,100           1,290
                                                                     -------
                                                                       2,658
                                                                     -------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--3.4%
Accuride Corp.(b)                                     84,875           1,308
Commercial Vehicle Group, Inc.(b)                     30,900             576
Terex Corp.(b)                                        14,300           1,162
                                                                     -------
                                                                       3,046
                                                                     -------


                                                                      VALUE
                                                      SHARES          (000)
                                                      ------         -------
DEPARTMENT STORES--0.5%
Dillard's, Inc. Class A                               13,200         $   474
                                                                     -------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.7%
Angelica Corp.                                         9,375             198
First Consulting Group, Inc.(b)                       47,100             447
                                                                     -------
                                                                         645
                                                                     -------
ELECTRIC UTILITIES--1.4%
Northeast Utilities                                   43,850           1,244
                                                                     -------
ELECTRICAL COMPONENTS & EQUIPMENT--2.9%
Acuity Brands, Inc.                                   14,100             850
EnerSys(b)                                            55,300           1,012
Regal-Beloit Corp.                                    16,000             745
                                                                     -------
                                                                       2,607
                                                                     -------
ELECTRONIC EQUIPMENT MANUFACTURERS--2.1%
AVX Corp.                                             13,600             228
Checkpoint Systems, Inc.(b)                           26,100             659
Vishay Intertechnology, Inc.(b)                       63,400           1,003
                                                                     -------
                                                                       1,890
                                                                     -------
ELECTRONIC MANUFACTURING SERVICES--1.4%
CTS Corp.                                             76,100             963
Sanmina-SCI Corp.(b)                                  85,500             268
                                                                     -------
                                                                       1,231
                                                                     -------
FOOD DISTRIBUTORS--1.2%
Performance Food Group Co.(b)                         33,900           1,101
                                                                     -------
FOOD RETAIL--1.2%
Ruddick Corp.                                         37,500           1,130
                                                                     -------
HEALTH CARE EQUIPMENT--2.2%
CONMED Corp.(b)                                       30,000             878
Datascope Corp.                                       29,900           1,145
                                                                     -------
                                                                       2,023
                                                                     -------
HEALTH CARE FACILITIES--2.9%
Five Star Quality Care, Inc.(b)                       58,000             463
Genesis HealthCare Corp.(b)                           12,800             876


                                                                      VALUE
                                                      SHARES          (000)
                                                      ------         -------
HEALTH CARE FACILITIES--CONTINUED
Kindred Healthcare, Inc.(b)                           26,300         $   808
Universal Health Services, Inc. Class B                7,600             467
                                                                     -------
                                                                       2,614
                                                                     -------
HOME FURNISHINGS--0.6%
Furniture Brands International, Inc.                  36,300             515
                                                                     -------
HOMEBUILDING--0.4%
KB Home                                               10,200             402
                                                                     -------
HUMAN RESOURCES & EMPLOYMENT SERVICES--0.5%
Kelly Services, Inc. Class A                          16,000             439
                                                                     -------
INDUSTRIAL MACHINERY--6.5%
Briggs & Stratton Corp.                               34,800           1,098
Columbus McKinnon Corp.(b)                            55,300           1,781
Hurco Cos., Inc.(b)                                    3,000             150
Kennametal, Inc.                                      16,700           1,370
Mueller Industries, Inc.                              22,200             764
Robbins & Myers, Inc.                                 14,400             765
                                                                     -------
                                                                       5,928
                                                                     -------
INVESTMENT BANKING & BROKERAGE--1.3%
Edwards (A.G.), Inc.                                  14,100           1,192
                                                                     -------
IT CONSULTING & OTHER SERVICES--1.0%
Covansys Corp.(b)                                     26,700             906
                                                                     -------
LEISURE FACILITIES--0.5%
Vail Resorts, Inc.(b)                                  7,600             463
                                                                     -------
LEISURE PRODUCTS--0.3%
Steinway Musical Instruments, Inc.                     7,200             249
                                                                     -------
LIFE & HEALTH INSURANCE--1.3%
StanCorp Financial Group, Inc.                        23,400           1,228
                                                                     -------
LIFE SCIENCES TOOLS & SERVICES--1.3%
PerkinElmer, Inc.                                     44,000           1,147
                                                                     -------

                       See Notes to Financial Statements

                PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES


                                                                      VALUE
                                                      SHARES          (000)
                                                      ------         -------
MANAGED HEALTH CARE--0.7%
Molina Healthcare, Inc.(b)                            20,700         $   632
                                                                     -------
METAL & GLASS CONTAINERS--2.5%
Myers Industries, Inc.                                37,600             831
Silgan Holdings, Inc.(b)                              26,400           1,460
                                                                     -------
                                                                       2,291
                                                                     -------
MULTI-LINE INSURANCE--0.5%
American National Insurance Co.                        2,700             412
                                                                     -------
MULTI-UTILITIES--0.9%
Puget Energy, Inc.                                    33,900             820
                                                                     -------
OFFICE REITS--0.5%
Digital Realty Trust, Inc.                            11,100             418
                                                                     -------
OFFICE SERVICES & SUPPLIES--1.3%
IKON Office Solutions, Inc.                           75,200           1,174
                                                                     -------
OIL & GAS DRILLING--0.2%
TODCO(b)                                               4,300             203
                                                                     -------
OIL & GAS EQUIPMENT & SERVICES--2.7%
Bristow Group, Inc.(b)                                 5,400             268
Hanover Compressor Co.(b)                             53,600           1,278
Oil States International, Inc.(b)                     21,600             893
                                                                     -------
                                                                       2,439
                                                                     -------
PACKAGED FOODS & MEATS--1.9%
J & J Snack Foods Corp.                               14,000             528
Smithfield Foods, Inc.(b)                             37,561           1,157
                                                                     -------
                                                                       1,685
                                                                     -------
PAPER PACKAGING--0.6%
Rock-Tenn Co. Class A                                 18,300             580
                                                                     -------
PAPER PRODUCTS--0.9%
Schweitzer-Mauduit International, Inc.                27,525             853
                                                                     -------
PROPERTY & CASUALTY INSURANCE--2.4%
American Physicians Capital, Inc.(b)                  33,450           1,355
Harleysville Group, Inc.                              24,800             827
                                                                     -------
                                                                       2,182
                                                                     -------
REGIONAL BANKS--5.5%
AmericanWest Bancorp                                  10,500             191
Banner Corp.                                          18,600             633
Central Pacific Financial Corp.                       27,000             891
Community Bank System, Inc.                           17,600             352
South Financial Group, Inc. (The)                     33,000             747
Susquehanna Bancshares, Inc.                          38,200             855
Trustmark Corp.                                       31,500             815
Whitney Holding Corp.                                 15,600             470
                                                                     -------
                                                                       4,954
                                                                     -------


                                                                      VALUE
                                                      SHARES          (000)
                                                      ------         -------
RESIDENTIAL REITS--0.7%
Mid-America Apartment Communities, Inc.               12,400         $   651
                                                                     -------
RESTAURANTS--1.6%
Jack in the Box, Inc.(b)                               8,800             624
Papa John's International, Inc.(b)                    29,900             860
                                                                     -------
                                                                       1,484
                                                                     -------
SEMICONDUCTORS--1.7%
Spansion, Inc. Class A(b)                             44,400             493
Zoran Corp.(b)                                        50,300           1,008
                                                                     -------
                                                                       1,501
                                                                     -------
SPECIALIZED CONSUMER SERVICES--0.7%
Steiner Leisure Ltd.(b)                               13,500             663
                                                                     -------
SPECIALIZED REITS--2.8%
Ashford Hospitality Trust, Inc.                       38,000             447
FelCor Lodging Trust, Inc.                            45,800           1,192
Highland Hospitality Corp.                            27,700             532
Strategic Hotels & Resorts, Inc.                      18,500             416
                                                                     -------
                                                                       2,587
                                                                     -------
SPECIALTY CHEMICALS--3.9%
Cytec Industries, Inc.                                18,700           1,192
PolyOne Corp.(b)                                     120,300             865
Rockwood Holdings, Inc.(b)                            41,000           1,499
                                                                     -------
                                                                       3,556
                                                                     -------
STEEL--3.4%
Chaparral Steel Co.                                    3,900             280
Commercial Metals Co.                                 35,100           1,185
Metal Management, Inc.                                14,900             657
Steel Dynamics, Inc.                                  22,800             956
                                                                     -------
                                                                       3,078
                                                                     -------
TECHNOLOGY DISTRIBUTORS--0.6%
PC Connection, Inc.(b)                                41,200             545
                                                                     -------
THRIFTS & MORTGAGE FINANCE--2.7%
Astoria Financial Corp.                               33,750             845
Provident Financial Services, Inc.                    50,300             793
Webster Financial Corp.                               19,900             849
                                                                     -------
                                                                       2,487
                                                                     -------
TOBACCO--1.4%
Universal Corp.                                       21,200           1,292
                                                                     -------
TRADING COMPANIES & DISTRIBUTORS--2.5%
GATX Corp.                                            27,800           1,369
Kaman Corp.                                           29,100             908
                                                                     -------
                                                                       2,277
                                                                     -------


                                                                      VALUE
                                                      SHARES          (000)
                                                      ------         -------
TRUCKING--4.4%
Arkansas Best Corp.                                   20,000         $   780
Avis Budget Group, Inc.(b)                            31,000             881
Con-Way, Inc.                                         17,900             899
Dollar Thrifty Automotive Group, Inc.(b)               8,200             335
Laidlaw International, Inc.                           12,800             442
Werner Enterprises, Inc.                              34,200             689
                                                                     -------
                                                                       4,026


----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $67,482)                                             84,031
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--5.7%

BROADCASTING & CABLE TV--0.3%
Corus Entertainment, Inc. Class B (Canada)             6,000             281
                                                                     -------
COMMERCIAL PRINTING--0.4%
Quebecor World, Inc. (Canada)                         33,500             407
                                                                     -------
ELECTRONIC MANUFACTURING SERVICES--0.1%
Celestica, Inc. (Canada)(b)                           19,160             120
                                                                     -------
PROPERTY & CASUALTY INSURANCE--1.3%
Aspen Insurance Holdings Ltd. (United States)         40,700           1,142
                                                                     -------
REINSURANCE--3.6%
Arch Capital Group Ltd. (United States)(b)            23,100           1,676
PartnerRe Ltd. (United States)                         2,900             225
Platinum Underwriters Holdings Ltd. (United States)   38,400           1,334
                                                                     -------
                                                                       3,235

----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $4,441)                                               5,185
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.2%
(IDENTIFIED COST $71,923)                                             89,216
----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--0.7%

MONEY MARKET MUTUAL FUNDS--0.7%
SSgA Money Market Fund
  (4.96% seven day effective yield)                  611,346             611

----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $611)                                                   611
----------------------------------------------------------------------------
TOTAL INVESTMENTS--98.9%
(IDENTIFIED COST $72,534)                                             89,827(a)
----------------------------------------------------------------------------

Other assets and liabilities, net--1.1%                                1,036
                                                                     -------
NET ASSETS--100.0%                                                   $90,863
                                                                     =======

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $20,241 and gross depreciation of $2,948 for federal income tax purposes. At June 30, 2007, the aggregate cost of securities for federal income tax purposes was $72,534.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

                       PHOENIX-VAN KAMPEN COMSTOCK SERIES

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            6/30/07
--------------------------------------------------------------------------------

As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Financials                                            26%
Health Care                                           19
Consumer Staples                                      17
Consumer Discretionary                                12
Materials                                              9
Information Technology                                 6
Telecommunication Staples                              4
Other (includes short-term investments)                7


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2007
                                   (UNAUDITED)


                                                                     VALUE
                                                     SHARES           (000)
                                                     -------        --------
DOMESTIC COMMON STOCKS--85.6%

AIRLINES--0.7%
Southwest Airlines Co.                                45,000        $    671
                                                                    --------

ALUMINUM--1.7%
Alcoa, Inc.                                           44,600           1,808
                                                                    --------

ASSET MANAGEMENT & CUSTODY BANKS--1.4%
Bank of New York Co., Inc. (The)(b)                   36,300           1,504
                                                                    --------

BREWERS--0.7%
Anheuser-Busch Cos., Inc.                             14,300             746
                                                                    --------

BROADCASTING & CABLE TV--4.1%
Clear Channel Communications, Inc.                    15,699             594
Comcast Corp. Class A(b)                              97,550           2,743
Liberty Media Corp. Capital Class A(b)                 8,395             988
                                                                    --------
                                                                       4,325
                                                                    --------
CATALOG RETAIL--1.0%
Liberty Media Corp. Interactive Class A(b)            45,375           1,013
                                                                    --------

COMMUNICATIONS EQUIPMENT--0.3%
Cisco Systems, Inc.(b)                                12,300             343
                                                                    --------

COMPUTER HARDWARE--2.7%
Dell, Inc.(b)                                         52,000           1,485
Hewlett-Packard Co.                                   10,700             477
International Business Machines Corp.                  8,200             863
                                                                    --------
                                                                       2,825
                                                                    --------
DATA PROCESSING & OUTSOURCED SERVICES--0.7%
First Data Corp.                                      11,800             386
Western Union Co. (The)                               17,700             369
                                                                    --------
                                                                         755
                                                                    --------


                                                                     VALUE
                                                     SHARES           (000)
                                                     -------        --------
DIVERSIFIED BANKS--4.6%
U.S. Bancorp                                          14,200        $    468
Wachovia Corp.                                        52,400           2,686
Wells Fargo & Co.                                     48,600           1,709
                                                                    --------
                                                                       4,863
                                                                    --------
DIVERSIFIED CHEMICALS--2.4%
Du Pont (E.I.) de Nemours & Co.                       48,900           2,486
                                                                    --------

DRUG RETAIL--1.4%
CVS Caremark Corp.                                    41,300           1,505
                                                                    --------

HEALTH CARE DISTRIBUTORS--1.2%
Cardinal Health, Inc.                                 18,300           1,293
                                                                    --------

HEALTH CARE EQUIPMENT--0.7%
Boston Scientific Corp.(b)                            46,400             712
                                                                    --------

HOME IMPROVEMENT RETAIL--0.7%
Home Depot, Inc. (The)                                 9,600             378
Lowe's Cos., Inc.                                     12,200             374
                                                                    --------
                                                                         752
                                                                    --------
HOUSEHOLD PRODUCTS--2.2%
Kimberly-Clark Corp.                                  25,000           1,672
Procter & Gamble Co. (The)                            10,300             631
                                                                    --------
                                                                       2,303
                                                                    --------
HYPERMARKETS & SUPER CENTERS--2.5%
Wal-Mart Stores, Inc.                                 53,300           2,564
                                                                    --------

INDUSTRIAL CONGLOMERATES--1.1%
General Electric Co.                                  30,900           1,183
                                                                    --------

INTEGRATED TELECOMMUNICATION SERVICES--4.4%
AT&T, Inc.                                            38,400           1,594
Verizon Communications, Inc.                          74,100           3,051
                                                                    --------
                                                                       4,645
                                                                    --------


                                                                     VALUE
                                                     SHARES           (000)
                                                     -------        --------
INVESTMENT BANKING & BROKERAGE--1.5%
Bear Stearns Cos., Inc. (The)                          2,500        $    350
Merrill Lynch & Co., Inc.                             15,100           1,262
                                                                    --------
                                                                       1,612
                                                                    --------
LIFE & HEALTH INSURANCE--2.0%
AFLAC, Inc.                                           11,500             591
MetLife, Inc.                                         13,500             870
Torchmark Corp.                                        9,800             657
                                                                    --------
                                                                       2,118
                                                                    --------
MOVIES & ENTERTAINMENT--5.8%
News Corp. Class B                                    44,600           1,023
Time Warner, Inc.                                    119,800           2,521
Viacom, Inc. Class B(b)                               59,800           2,489
                                                                    --------
                                                                       6,033
                                                                    --------
MULTI-LINE INSURANCE--1.7%
American International Group, Inc.                    15,100           1,057
Genworth Financial, Inc. Class A                       9,900             341
Hartford Financial Services Group, Inc. (The)          3,900             384
                                                                    --------
                                                                       1,782
                                                                    --------
OTHER DIVERSIFIED FINANCIAL SERVICES--8.4%
Bank of America Corp.                                 71,500           3,496
Citigroup, Inc.                                       75,900           3,893
JPMorgan Chase & Co.                                  29,700           1,439
                                                                    --------
                                                                       8,828
                                                                    --------
PACKAGED FOODS & MEATS--1.8%
Kraft Foods, Inc. Class A                             52,823           1,862
                                                                    --------

PAPER PRODUCTS--3.6%
International Paper Co.                               97,400           3,803
                                                                    --------

PHARMACEUTICALS--12.8%
Abbott Laboratories                                   27,400           1,467
Bristol-Myers Squibb Co.                             108,700           3,431
Lilly (Eli) & Co.                                     35,200           1,967


                       See Notes to Financial Statements

                       PHOENIX-VAN KAMPEN COMSTOCK SERIES


                                                                     VALUE
                                                      SHARES         (000)
                                                      ------        --------
PHARMACEUTICALS--CONTINUED
Pfizer, Inc.                                          68,000        $  1,739
Schering-Plough Corp.                                 70,400           2,143
Wyeth                                                 47,400           2,718
                                                                    --------
                                                                      13,465
                                                                    --------
PROPERTY & CASUALTY INSURANCE--3.5%
Berkshire Hathaway, Inc. Class A(b)                        7             766
Chubb Corp. (The)                                     39,300           2,128
MBIA, Inc.                                             1,000              62
Travelers Cos., Inc. (The)                            13,200             706
                                                                    --------
                                                                       3,662
                                                                    --------
PUBLISHING--0.3%
Gannett Co., Inc.                                      5,700             313
                                                                    --------

REGIONAL BANKS--0.9%
PNC Financial Services Group, Inc. (The)              13,500             966
                                                                    --------

SEMICONDUCTOR EQUIPMENT--0.3%
KLA-Tencor Corp.                                       6,100             335
                                                                    --------

SEMICONDUCTORS--1.2%
Intel Corp.                                           33,200             789
Texas Instruments, Inc.                               12,500             470
                                                                    --------
                                                                       1,259
                                                                    --------
SOFT DRINKS--2.6%
Coca-Cola Co. (The)                                   51,400           2,689
                                                                    --------

SPECIALTY CHEMICALS--0.8%
Rohm & Haas Co.                                       15,000             820
                                                                    --------


                                                                     VALUE
                                                      SHARES         (000)
                                                      ------        --------
SYSTEMS SOFTWARE--0.5%
McAfee, Inc.(b)                                          200        $      7
Microsoft Corp.                                       15,800             466
                                                                    --------
                                                                         473
                                                                    --------
THRIFTS & MORTGAGE FINANCE--2.0%
Fannie Mae                                             9,200             601
Freddie Mac                                           23,600           1,433
                                                                    --------
                                                                       2,034
                                                                    --------
TOBACCO--1.4%
Altria Group, Inc.                                    20,700           1,452

----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $75,532)                                             89,802
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--8.3%

COMMUNICATIONS EQUIPMENT--0.3%
Telefonaktiebolaget LM Ericsson
  Sponsored ADR (Sweden)                               9,000             358
                                                                    --------

DIVERSIFIED BANKS--0.2%
Barclays plc Sponsored ADR (United Kingdom)            4,100             229
                                                                    --------

PACKAGED FOODS & MEATS--4.0%
Cadbury Schweppes plc Sponsored ADR
  (United Kingdom)                                    36,600           1,988
Unilever N.V. NY Registered Shares
  (Netherlands)                                       71,700           2,224
                                                                    --------
                                                                       4,212
                                                                    --------

PHARMACEUTICALS--3.7%
GlaxoSmithKline plc Sponsored ADR
  (United Kingdom)                                    35,700        $  1,869
Roche Holding AG Sponsored ADR
  (Switzerland)                                       13,500           1,197
Sanofi-aventis ADR (France)                           19,200             773
                                                                    --------
                                                                       3,839
                                                                    --------
SEMICONDUCTOR EQUIPMENT--0.1%
ASML Holding N.V. NY Registered Shares
  (Netherlands)(b)                                     2,700              73

----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $7,583)                                               8,711
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--93.9%
(IDENTIFIED COST $83,115)                                             98,513
----------------------------------------------------------------------------


                                                       PAR
                                                      VALUE
                                                      (000)
                                                      ------
SHORT-TERM INVESTMENTS--5.7%

FEDERAL AGENCY SECURITIES(d)--5.7%
FHLB 4.800% due 7/2/07                                $6,000           6,000

----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $6,000)                                               6,000
----------------------------------------------------------------------------
TOTAL INVESTMENTS--99.6%
(IDENTIFIED COST $89,115)                                            104,513(a)
----------------------------------------------------------------------------

Other assets and liabilities, net--0.4%                                  414
                                                                    --------
NET ASSETS--100.0%                                                  $104,927
                                                                    ========

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $15,514 and gross depreciation of $424 for federal income tax purposes. At June 30, 2007, the aggregate cost of securities for federal income tax purposes was $89,423.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G, "Foreign Security Country Determination" in the Notes to Financial Statements.
(d)  The rate shown is the discount rate.

                        See Notes to Financial Statements

                   PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            6/30/07
--------------------------------------------------------------------------------

As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Financials                                            21%
Information Technology                                15
Industrials                                           11
Health Care                                           11
Energy                                                11
Consumer Discretionary                                10
Consumer Staples                                       9
Other (includes short-term investments)               12


                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2007
                                   (UNAUDITED)


                                                                     VALUE
                                                      SHARES         (000)
                                                      ------        --------
DOMESTIC COMMON STOCKS--95.7%

ADVERTISING--0.2%
Interpublic Group of Cos., Inc. (The)(b)               4,688        $     53
Omnicom Group, Inc.                                    3,308             175
                                                                    --------
                                                                         228
                                                                    --------
AEROSPACE & DEFENSE--2.6%
Boeing Co. (The)                                       7,873             757
General Dynamics Corp.                                 4,048             317
Goodrich Corp.                                         1,252              74
Honeywell International, Inc.                          7,796             439
L-3 Communications Holdings, Inc.                      1,249             122
Lockheed Martin Corp.                                  3,548             334
Northrop Grumman Corp.                                 3,451             269
Precision Castparts Corp.                              1,376             167
Raytheon Co.                                           4,438             239
Rockwell Collins, Inc.                                 1,673             118
United Technologies Corp.                              9,943             705
                                                                    --------
                                                                       3,541
                                                                    --------
AGRICULTURAL PRODUCTS--0.2%
Archer Daniels Midland Co.                             6,527             216
                                                                    --------
AIR FREIGHT & LOGISTICS--0.9%
FedEx Corp.                                            3,078             341
Robinson (C.H.) Worldwide, Inc.                        1,711              90
United Parcel Service, Inc. Class B                   10,589             773
                                                                    --------
                                                                       1,204
                                                                    --------
AIRLINES--0.1%
Southwest Airlines Co.                                 7,807             116
                                                                    --------
ALUMINUM--0.2%
Alcoa, Inc.                                            8,694             352
                                                                    --------
APPAREL RETAIL--0.3%
Abercrombie & Fitch Co. Class A                          882              65
Gap, Inc. (The)                                        5,301             101


                                                                     VALUE
                                                      SHARES         (000)
                                                      ------        --------
APPAREL RETAIL--CONTINUED
Limited Brands, Inc.                                   3,422        $     94
TJX Cos., Inc. (The)                                   4,548             125
                                                                    --------
                                                                         385
                                                                    --------
APPAREL, ACCESSORIES & LUXURY GOODS--0.3%
Coach, Inc.(b)                                         3,711             176
Jones Apparel Group, Inc.                              1,089              31
Liz Claiborne, Inc.                                    1,045              39
Polo Ralph Lauren Corp.                                  613              60
VF Corp.                                                 891              81
                                                                    --------
                                                                         387
                                                                    --------
APPLICATION SOFTWARE--0.4%
Adobe Systems, Inc.(b)                                 5,879             236
Autodesk, Inc.(b)                                      2,312             109
Citrix Systems, Inc.(b)                                1,806              61
Compuware Corp.(b)                                     3,011              35
Intuit, Inc.(b)                                        3,425             103
                                                                    --------
                                                                         544
                                                                    --------
ASSET MANAGEMENT & CUSTODY BANKS--1.1%
Ameriprise Financial, Inc.                             2,352             150
Bank of New York Co., Inc. (The)(b)                    7,559             313
Federated Investors, Inc. Class B                        886              34
Franklin Resources, Inc.                               1,647             218
Janus Capital Group, Inc.                              1,854              52
Legg Mason, Inc.                                       1,315             129
Mellon Financial Corp.                                 4,163             183
Northern Trust Corp.                                   1,887             121
State Street Corp.                                     3,363             230
T. Rowe Price Group, Inc.                              2,656             138
                                                                    --------
                                                                       1,568
                                                                    --------
AUTO PARTS & EQUIPMENT--0.2%
Johnson Controls, Inc.                                 1,973             228
                                                                    --------
AUTOMOBILE MANUFACTURERS--0.3%
Ford Motor Co.                                        18,799             177
General Motors Corp.                                   5,657             214
                                                                    --------
                                                                         391
                                                                    --------


                                                                     VALUE
                                                      SHARES         (000)
                                                      ------        --------
AUTOMOTIVE RETAIL--0.1%
AutoNation, Inc.(b)                                    1,511        $     34
AutoZone, Inc.(b)                                        478              65
                                                                    --------
                                                                          99
                                                                    --------

BIOTECHNOLOGY--1.1%
Amgen, Inc.(b)                                        11,595             641
Biogen Idec, Inc.(b)                                   3,421             183
Celgene Corp.(b)                                       3,799             218
Genzyme Corp.(b)                                       2,628             169
Gilead Sciences, Inc.(b)                               9,338             362
                                                                    --------
                                                                       1,573
                                                                    --------

BREWERS--0.3%
Anheuser-Busch Cos., Inc.                              7,597             396
Molson Coors Brewing Co. Class B                         473              44
                                                                    --------
                                                                         440
                                                                    --------

BROADCASTING & CABLE TV--1.1%
CBS Corp. Class B                                      7,325             244
Citadel Broadcasting Corp.                             1,600              10
Clear Channel Communications, Inc.                     4,963             188
Comcast Corp. Class A(b)                              31,117             875
DIRECTV Group, Inc. (The)(b)                           7,709             178
Scripps (E.W.) Co. (The) Class A                         833              38
                                                                    --------
                                                                       1,533
                                                                    --------

BUILDING PRODUCTS--0.1%
American Standard Cos., Inc.                           1,758             104
Masco Corp.                                            3,777             107
                                                                    --------
                                                                         211
                                                                    --------

CASINOS & GAMING--0.2%
Harrah's Entertainment, Inc.                           1,867             159
International Game Technology                          3,324             132
                                                                    --------
                                                                         291
                                                                    --------

                        See Notes to Financial Statements

                   PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES


                                                                     VALUE
                                                      SHARES         (000)
                                                      ------        --------
COAL & CONSUMABLE FUELS--0.1%
Consol Energy, Inc.                                    1,821        $     84
Peabody Energy Corp.                                   2,649             128
                                                                    --------
                                                                         212
                                                                    --------
COMMERCIAL PRINTING--0.1%
Donnelley (R.R.) & Sons Co.                            2,201              96
                                                                    --------
COMMUNICATIONS EQUIPMENT--2.6%
ADC Telecommunications, Inc.(b)                          274               5
Avaya, Inc.(b)                                         4,498              76
Ciena Corp.(b)                                           854              31
Cisco Systems, Inc.(b)                                60,706           1,691
Corning, Inc.(b)                                      15,726             402
JDS Uniphase Corp.(b)                                  2,113              28
Juniper Networks, Inc.(b)                              5,662             142
Motorola, Inc.                                        23,144             410
QUALCOMM, Inc.                                        16,666             723
Tellabs, Inc.(b)                                       4,377              47
                                                                    --------
                                                                       3,555
                                                                    --------
COMPUTER & ELECTRONICS RETAIL--0.2%
Best Buy Co., Inc.                                     4,048             189
Circuit City Stores, Inc.                              1,383              21
RadioShack Corp.                                       1,355              45
                                                                    --------
                                                                         255
                                                                    --------
COMPUTER HARDWARE--3.3%
Apple, Inc.(b)                                         8,648           1,055
Dell, Inc.(b)                                         22,714             648
Hewlett-Packard Co.                                   26,186           1,168
International Business Machines Corp.                 13,659           1,438
NCR Corp.(b)                                           1,799              95
Sun Microsystems, Inc.(b)                             35,698             188
                                                                    --------
                                                                       4,592
                                                                    --------
COMPUTER STORAGE & PERIPHERALS--0.5%
EMC Corp.(b)                                          20,982             380
Lexmark International, Inc. Class A(b)                   946              47
Network Appliance, Inc.(b)                             3,710             108
QLogic Corp.(b)                                        1,590              26
SanDisk Corp.(b)                                       2,282             112
                                                                    --------
                                                                         673
                                                                    --------
CONSTRUCTION & ENGINEERING--0.1%
Fluor Corp.                                              882              98
                                                                    --------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.8%
Caterpillar, Inc.                                      6,403             501
Cummins, Inc.                                          1,043             106
Deere & Co.                                            2,250             272
PACCAR, Inc.                                           2,483             216
Terex Corp.(b)                                         1,031              84
                                                                    --------
                                                                       1,179
                                                                    --------
CONSTRUCTION MATERIALS--0.1%
Vulcan Materials Co.                                     953             109
                                                                    --------
CONSUMER ELECTRONICS--0.1%
Harman International Industries, Inc.                    651              76
                                                                    --------


                                                                     VALUE
                                                      SHARES         (000)
                                                      ------        --------
CONSUMER FINANCE--0.9%
American Express Co.                                  11,885        $    727
Capital One Financial Corp.                            4,132             324
SLM Corp.                                              4,114             237
                                                                    --------
                                                                       1,288
                                                                    --------
DATA PROCESSING & OUTSOURCED SERVICES--1.0%
Affiliated Computer Services, Inc. Class A(b)            992              56
Automatic Data Processing, Inc.                        5,532             268
Computer Sciences Corp.(b)                             1,762             104
Convergys Corp.(b)                                     1,369              33
Electronic Data Systems Corp.                          5,088             141
Fidelity National Information Services, Inc.           1,636              89
First Data Corp.                                       7,543             247
Fiserv, Inc.(b)                                        1,682              96
Paychex, Inc.                                          3,399             133
Western Union Co. (The)                                7,726             161
                                                                    --------
                                                                       1,328
                                                                    --------
DEPARTMENT STORES--0.6%
Dillard's, Inc. Class A                                  609              22
Kohl's Corp.(b)                                        3,226             229
Macy's, Inc.                                           4,596             183
Nordstrom, Inc.                                        2,244             115
Penney (J.C.) Co., Inc.                                2,250             163
Sears Holdings Corp.(b)                                  823             139
                                                                    --------
                                                                         851
                                                                    --------
DISTILLERS & VINTNERS--0.1%
Brown-Forman Corp. Class B                               801              58
Constellation Brands, Inc. Class A(b)                  1,932              47
                                                                    --------
                                                                         105
                                                                    --------
DISTRIBUTORS--0.1%
Genuine Parts Co.                                      1,704              84
                                                                    --------
DIVERSIFIED BANKS--2.0%
Comerica, Inc.                                         1,559              93
U.S. Bancorp                                          17,385             573
Wachovia Corp.                                        19,131             980
Wells Fargo & Co.                                     33,394           1,174
                                                                    --------
                                                                       2,820
                                                                    --------
DIVERSIFIED CHEMICALS--0.8%
Ashland, Inc.                                            559              36
Dow Chemical Co. (The)                                 9,531             421
Du Pont (E.I.) de Nemours & Co.                        9,236             470
Eastman Chemical Co.                                     841              54
Hercules, Inc.(b)                                      1,166              23
PPG Industries, Inc.                                   1,642             125
                                                                    --------
                                                                       1,129
                                                                    --------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
Cintas Corp.                                           1,348              53
Equifax, Inc.                                          1,455              65
                                                                    --------
                                                                         118
                                                                    --------


                                                                     VALUE
                                                      SHARES         (000)
                                                      ------        --------
DIVERSIFIED METALS & MINING--0.2%
Freeport-McMoRan Copper & Gold, Inc.
  Class B (Indonesia)(c)                               3,754        $    311
                                                                    --------
DIVERSIFIED REITS--0.1%
Vornado Realty Trust                                   1,306             143
                                                                    --------
DRUG RETAIL--0.7%
CVS Caremark Corp.                                    15,433             562
Walgreen Co.                                          10,007             436
                                                                    --------
                                                                         998
                                                                    --------
EDUCATION SERVICES--0.1%
Apollo Group, Inc. Class A(b)                          1,399              82
                                                                    --------
ELECTRIC UTILITIES--1.7%
Allegheny Energy, Inc.(b)                              1,657              86
American Electric Power Co., Inc.                      3,987             179
Duke Energy Corp.                                     12,593             230
Edison International                                   3,258             183
Entergy Corp.                                          1,972             212
Exelon Corp.                                           6,726             488
FirstEnergy Corp.                                      3,048             197
FPL Group, Inc.                                        4,064             231
Pinnacle West Capital Corp.                            1,002              40
PPL Corp.                                              3,850             180
Progress Energy, Inc.                                  2,542             116
Southern Co. (The)                                     7,517             258
                                                                    --------
                                                                       2,400
                                                                    --------
ELECTRICAL COMPONENTS & EQUIPMENT--0.4%
Cooper Industries Ltd. Class A                         1,830             104
Emerson Electric Co.                                   7,952             372
Rockwell Automation, Inc.                              1,577             110
                                                                    --------
                                                                         586
                                                                    --------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.1%
Agilent Technologies, Inc.(b)                          3,959             152
Tektronix, Inc.                                          817              28
                                                                    --------
                                                                         180
                                                                    --------
ELECTRONIC MANUFACTURING SERVICES--0.1%
Jabil Circuit, Inc.                                    1,792              39
Molex, Inc.                                            1,420              43
Sanmina-SCI Corp.(b)                                   2,898               9
Solectron Corp.(b)                                     9,039              33
                                                                    --------
                                                                         124
                                                                    --------
ENVIRONMENTAL & FACILITIES SERVICES--0.2%
Allied Waste Industries, Inc.(b)                       2,553              34
Waste Management, Inc.                                 5,174             202
                                                                    --------
                                                                         236
                                                                    --------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.3%
Monsanto Co.                                           5,434             367
                                                                    --------
FOOD DISTRIBUTORS--0.1%
SYSCO Corp.                                            6,179             204
                                                                    --------
FOOD RETAIL--0.4%
Kroger Co. (The)                                       7,079             199
Safeway, Inc.                                          4,415             150

                        See Notes to Financial Statements

                   PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES


                                                                     VALUE
                                                      SHARES         (000)
                                                      ------        --------
FOOD RETAIL--CONTINUED
SUPERVALU, Inc.                                        2,078        $     97
Whole Foods Market, Inc.                               1,413              54
                                                                    --------
                                                                         500
                                                                    --------
FOOTWEAR--0.2%
NIKE, Inc. Class B                                     3,791             221
                                                                    --------
FOREST PRODUCTS--0.1%
Weyerhaeuser Co.                                       2,148             170
                                                                    --------
GAS UTILITIES--0.1%
Nicor, Inc.                                              450              19
Questar Corp.                                          1,724              91
                                                                    --------
                                                                         110
                                                                    --------
GENERAL MERCHANDISE STORES--0.5%
Big Lots, Inc.(b)                                      1,095              32
Dollar General Corp.                                   3,148              69
Family Dollar Stores, Inc.                             1,508              52
Target Corp.                                           8,514             541
                                                                    --------
                                                                         694
                                                                    --------
GOLD--0.1%
Newmont Mining Corp.                                   4,511             176
                                                                    --------
HEALTH CARE DISTRIBUTORS--0.4%
AmerisourceBergen Corp.                                1,911              94
Cardinal Health, Inc.                                  3,846             272
McKesson Corp.                                         2,954             176
Patterson Cos., Inc.(b)                                1,391              52
                                                                    --------
                                                                         594
                                                                    --------
HEALTH CARE EQUIPMENT--1.6%
Bard (C.R.), Inc.                                      1,033              85
Baxter International, Inc.                             6,514             367
Becton, Dickinson & Co.                                2,450             183
Biomet, Inc.                                           2,491             114
Boston Scientific Corp.(b)                            11,864             182
Hospira, Inc.(b)                                       1,558              61
Medtronic, Inc.                                       11,514             597
St. Jude Medical, Inc.(b)                              3,383             140
Stryker Corp.                                          2,986             189
Varian Medical Systems, Inc.(b)                        1,275              54
Zimmer Holdings, Inc.(b)                               2,367             201
                                                                    --------
                                                                       2,173
                                                                    --------
HEALTH CARE FACILITIES--0.1%
Manor Care, Inc.                                         732              48
Tenet Healthcare Corp.(b)                              4,730              31
                                                                    --------
                                                                          79
                                                                    --------
HEALTH CARE SERVICES--0.4%
Express Scripts, Inc.(b)                               2,724             136
Laboratory Corp. of America Holdings(b)                1,176              92
Medco Health Solutions, Inc.(b)                        2,801             218
Quest Diagnostics, Inc.                                1,580              82
                                                                    --------
                                                                         528
                                                                    --------
HEALTH CARE SUPPLIES--0.0%
Bausch & Lomb, Inc.                                      543              38
                                                                    --------


                                                                     VALUE
                                                      SHARES         (000)
                                                      ------        --------
HEALTH CARE TECHNOLOGY--0.0%
IMS Health, Inc.                                       1,962        $     63
                                                                    --------
HOME ENTERTAINMENT SOFTWARE--0.1%
Electronic Arts, Inc.(b)                               3,100             147
                                                                    --------
HOME FURNISHINGS--0.0%
Leggett & Platt, Inc.                                  1,771              39
                                                                    --------
HOME IMPROVEMENT RETAIL--0.9%
Home Depot, Inc. (The)                                19,739             776
Lowe's Cos., Inc.                                     15,049             462
Sherwin-Williams Co. (The)                             1,095              73
                                                                    --------
                                                                       1,311
                                                                    --------
HOMEBUILDING--0.2%
Centex Corp.                                           1,194              48
Horton (D.R.), Inc.                                    2,732              54
KB Home                                                  768              30
Lennar Corp. Class A                                   1,392              51
Pulte Homes, Inc.                                      2,124              48
                                                                    --------
                                                                         231
                                                                    --------
HOMEFURNISHING RETAIL--0.1%
Bed Bath & Beyond, Inc.(b)                             2,739              99
                                                                    --------
HOTELS, RESORTS & CRUISE LINES--0.5%
Carnival Corp.                                         4,424             216
Hilton Hotels Corp.                                    3,897             131
Marriott International, Inc. Class A                   3,284             142
Starwood Hotels & Resorts Worldwide, Inc.              2,151             144
Wyndham Worldwide Corp.(b)                             1,823              66
                                                                    --------
                                                                         699
                                                                    --------
HOUSEHOLD APPLIANCES--0.2%
Black & Decker Corp. (The)                               660              58
Snap-On, Inc.                                            580              29
Stanley Works (The)                                      841              51
Whirlpool Corp.                                          789              88
                                                                    --------
                                                                         226
                                                                    --------
HOUSEHOLD PRODUCTS--1.9%
Clorox Co. (The)                                       1,517              94
Colgate-Palmolive Co.                                  5,114             332
Kimberly-Clark Corp.                                   4,561             305
Procter & Gamble Co. (The)                            31,486           1,927
                                                                    --------
                                                                       2,658
                                                                    --------
HOUSEWARES & SPECIALTIES--0.1%
Fortune Brands, Inc.                                   1,527             126
Newell Rubbermaid, Inc.                                2,789              82
                                                                    --------
                                                                         208
                                                                    --------
HUMAN RESOURCES & EMPLOYMENT SERVICES--0.1%
Monster Worldwide, Inc.(b)                             1,307              54
Robert Half International, Inc.                        1,662              60
                                                                    --------
                                                                         114
                                                                    --------
HYPERMARKETS & SUPER CENTERS--1.0%
Costco Wholesale Corp.                                 4,466             261
Wal-Mart Stores, Inc.                                 24,239           1,166
                                                                    --------
                                                                       1,427
                                                                    --------


                                                                     VALUE
                                                      SHARES         (000)
                                                      ------        --------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.5%
AES Corp. (The)(b)                                     6,675        $    146
Constellation Energy Group, Inc.                       1,807             158
Dynegy, Inc.(b)                                        5,013              47
TXU Corp.                                              4,591             309
                                                                    --------
                                                                         660
                                                                    --------
INDUSTRIAL CONGLOMERATES--3.4%
3M Co.                                                 7,201             625
General Electric Co.(d)                              102,870           3,938
Textron, Inc.                                          1,254             138
                                                                    --------
                                                                       4,701
                                                                    --------
INDUSTRIAL GASES--0.3%
Air Products and Chemicals, Inc.                       2,166             174
Praxair, Inc.                                          3,187             229
                                                                    --------
                                                                         403
                                                                    --------
INDUSTRIAL MACHINERY--0.7%
Danaher Corp.                                          2,381             180
Dover Corp.                                            2,044             105
Eaton Corp.                                            1,465             136
Illinois Tool Works, Inc.                              4,119             223
ITT Corp.                                              1,817             124
Pall Corp.                                             1,226              57
Parker Hannifin Corp.                                  1,158             113
                                                                    --------
                                                                         938
                                                                    --------
INDUSTRIAL REITS--0.1%
ProLogis                                               2,566             146
                                                                    --------
INSURANCE BROKERS--0.2%
AON Corp.                                              2,936             125
Marsh & McLennan Cos., Inc.                            5,554             172
                                                                    --------
                                                                         297
                                                                    --------
INTEGRATED OIL & GAS--6.5%
Chevron Corp.                                         21,490           1,810
ConocoPhillips                                        16,342           1,283
Exxon Mobil Corp.(d)                                  56,326           4,725
Hess Corp.                                             2,728             161
Marathon Oil Corp.                                     6,858             411
Murphy Oil Corp.                                       1,881             112
Occidental Petroleum Corp.                             8,337             482
                                                                    --------
                                                                       8,984
                                                                    --------
INTEGRATED TELECOMMUNICATION SERVICES--3.0%
AT&T, Inc.                                            61,649           2,558
CenturyTel, Inc.                                       1,095              54
Citizens Communications Co.                            3,424              52
Embarq Corp.                                           1,510              96
Qwest Communications International, Inc.(b)           15,531             151
Verizon Communications, Inc.                          29,030           1,195
Windstream Corp.                                       4,767              70
                                                                    --------
                                                                       4,176
                                                                    --------
INTERNET RETAIL--0.2%
Amazon.com, Inc.(b)                                    3,110             213
IAC/InterActiveCorp.(b)                                2,185              75
                                                                    --------
                                                                         288
                                                                    --------

                        See Notes to Financial Statements

                   PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES


                                                                     VALUE
                                                      SHARES         (000)
                                                      ------        --------
INTERNET SOFTWARE & SERVICES--1.4%
eBay, Inc.(b)                                         11,319        $    364
Google, Inc. Class A(b)                                2,181           1,142
VeriSign, Inc.(b)                                      2,451              78
Yahoo!, Inc.(b)                                       12,093             328
                                                                    --------
                                                                       1,912
                                                                    --------
INVESTMENT BANKING & BROKERAGE--2.5%
Bear Stearns Cos., Inc. (The)                          1,190             167
Charles Schwab Corp. (The)                            10,117             208
E*TRADE Financial Corp.(b)                             4,268              94
Goldman Sachs Group, Inc. (The)                        4,084             885
Lehman Brothers Holdings, Inc.                         5,326             397
Merrill Lynch & Co., Inc.                              8,707             728
Morgan Stanley                                        11,473             962
                                                                    --------
                                                                       3,441
                                                                    --------
IT CONSULTING & OTHER SERVICES--0.1%
Cognizant Technology Solutions Corp. Class A(b)        1,437             108
Unisys Corp.(b)                                        3,477              32
                                                                    --------
                                                                         140
                                                                    --------
LEISURE PRODUCTS--0.1%
Brunswick Corp.                                          904              30
Hasbro, Inc.                                           1,594              50
Mattel, Inc.                                           3,933              99
                                                                    --------
                                                                         179
                                                                    --------
LIFE & HEALTH INSURANCE--1.2%
AFLAC, Inc.                                            4,891             251
Lincoln National Corp.                                 2,707             192
MetLife, Inc.                                          7,415             478
Principal Financial Group, Inc. (The)                  2,678             156
Prudential Financial, Inc.                             4,675             455
Torchmark Corp.                                          955              64
Unum Group                                             3,428              90
                                                                    --------
                                                                       1,686
                                                                    --------
LIFE SCIENCES TOOLS & SERVICES--0.3%
Applera Corp. - Applied Biosystems Group               1,835              56
Millipore Corp.(b)                                       540              41
PerkinElmer, Inc.                                      1,197              31
Thermo Fisher Scientific, Inc.(b)                      4,219             218
Waters Corp.(b)                                        1,009              60
                                                                    --------
                                                                         406
                                                                    --------
MANAGED HEALTH CARE--1.3%
Aetna, Inc.                                            5,163             255
CIGNA Corp.                                            2,878             150
Coventry Health Care, Inc.(b)                          1,563              90
Humana, Inc.(b)                                        1,680             103
UnitedHealth Group, Inc.                              13,399             685
WellPoint, Inc.(b)                                     6,136             490
                                                                    --------
                                                                       1,773
                                                                    --------
METAL & GLASS CONTAINERS--0.1%
Ball Corp.                                             1,021              54
Pactiv Corp.(b)                                        1,304              42
                                                                    --------
                                                                          96
                                                                    --------


                                                                     VALUE
                                                      SHARES         (000)
                                                      ------        --------
MOTORCYCLE MANUFACTURERS--0.1%
Harley-Davidson, Inc.                                  2,575        $    153
                                                                    --------
MOVIES & ENTERTAINMENT--1.6%
News Corp. Class A                                    23,289             494
Time Warner, Inc.                                     37,850             796
Viacom, Inc. Class B(b)                                6,891             287
Walt Disney Co. (The)                                 19,814             677
                                                                    --------
                                                                       2,254
                                                                    --------
MULTI-LINE INSURANCE--1.8%
American International Group, Inc.                    25,939           1,817
Assurant, Inc.                                           992              58
Genworth Financial, Inc. Class A                       4,183             144
Hartford Financial Services Group, Inc. (The)          3,166             312
Loews Corp.                                            4,457             227
                                                                    --------
                                                                       2,558
                                                                    --------
MULTI-UTILITIES--1.1%
Ameren Corp.                                           2,062             101
CenterPoint Energy, Inc.                               3,208              56
CMS Energy Corp.                                       2,245              39
Consolidated Edison, Inc.                              2,620             118
Dominion Resources, Inc.                               3,503             302
DTE Energy Co.                                         1,760              85
Integrys Energy Group, Inc.                              757              38
KeySpan Corp.                                          1,757              74
NiSource, Inc.                                         2,740              57
PG&E Corp.                                             3,515             159
Public Service Enterprise Group, Inc.                  2,527             222
Sempra Energy                                          2,638             156
TECO Energy, Inc.                                      2,096              36
Xcel Energy, Inc.                                      4,089              84
                                                                    --------
                                                                       1,527
                                                                    --------
OFFICE ELECTRONICS--0.1%
Xerox Corp.(b)                                         9,372             173
                                                                    --------
OFFICE REITS--0.1%
Boston Properties, Inc.                                1,190             122
                                                                    --------
OFFICE SERVICES & SUPPLIES--0.1%
Avery Dennison Corp.                                     916              61
Pitney Bowes, Inc.                                     2,196             103
                                                                    --------
                                                                         164
                                                                    --------
OIL & GAS DRILLING--0.4%
ENSCO International, Inc.                              1,491              91
Noble Corp.                                            1,340             131
Rowan Cos., Inc.                                       1,106              45
Transocean, Inc.(b)                                    2,881             305
                                                                    --------
                                                                         572
                                                                    --------
OIL & GAS EQUIPMENT & SERVICES--1.6%
Baker Hughes, Inc.                                     3,203             270
BJ Services Co.                                        2,933              83
Halliburton Co.                                        9,139             315
National Oilwell Varco, Inc.(b)                        1,776             185
Schlumberger Ltd.                                     11,784           1,001


                                                                     VALUE
                                                      SHARES         (000)
                                                      ------        --------
OIL & GAS EQUIPMENT & SERVICES--CONTINUED
Smith International, Inc.                              2,005        $    118
Weatherford International Ltd.(b)                      3,373             186
                                                                    --------
                                                                       2,158
                                                                    --------
OIL & GAS EXPLORATION & PRODUCTION--1.0%
Anadarko Petroleum Corp.                               4,639             241
Apache Corp.                                           3,311             270
Chesapeake Energy Corp.                                4,094             142
Devon Energy Corp.                                     4,448             348
EOG Resources, Inc.                                    2,446             179
XTO Energy, Inc.                                       3,742             225
                                                                    --------
                                                                       1,405
                                                                    --------
OIL & GAS REFINING & MARKETING--0.4%
Sunoco, Inc.                                           1,214              97
Valero Energy Corp.                                    5,489             405
                                                                    --------
                                                                         502
                                                                    --------
OIL & GAS STORAGE & TRANSPORTATION--0.3%
El Paso Corp.                                          7,002             121
Spectra Energy Corp.                                   6,318             164
Williams Cos., Inc. (The)                              5,988             189
                                                                    --------
                                                                         474
                                                                    --------
OTHER DIVERSIFIED FINANCIAL SERVICES--4.6%
Bank of America Corp.                                 44,373           2,169
Citigroup, Inc.                                       49,459           2,537
JPMorgan Chase & Co.                                  34,157           1,655
                                                                    --------
                                                                       6,361
                                                                    --------
PACKAGED FOODS & MEATS--1.3%
Campbell Soup Co.                                      2,169              84
ConAgra Foods, Inc.                                    4,980             134
Dean Foods Co.                                         1,300              42
General Mills, Inc.                                    3,463             202
Heinz (H.J.) Co.                                       3,248             154
Hershey Co. (The)                                      1,714              87
Kellogg Co.                                            2,505             130
Kraft Foods, Inc. Class A                             16,039             565
McCormick & Co., Inc.                                  1,302              50
Sara Lee Corp.                                         7,345             128
Tyson Foods, Inc. Class A                              2,528              58
Wrigley (Wm.) Jr. Co.                                  2,156             119
                                                                    --------
                                                                       1,753
                                                                    --------
PAPER PACKAGING--0.1%
Bemis Co., Inc.                                        1,046              35
Sealed Air Corp.                                       1,615              50
Temple-Inland, Inc.                                    1,058              65
                                                                    --------
                                                                         150
                                                                    --------
PAPER PRODUCTS--0.2%
International Paper Co.                                4,355             170
MeadWestvaco Corp.                                     1,844              65
                                                                    --------
                                                                         235
                                                                    --------
PERSONAL PRODUCTS--0.2%
Avon Products, Inc.                                    4,388             161
Estee Lauder Cos., Inc. (The) Class A                  1,183              54
                                                                    --------
                                                                         215
                                                                    --------

                        See Notes to Financial Statements

                   PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES


                                                                     VALUE
                                                      SHARES         (000)
                                                      ------        --------
PHARMACEUTICALS--6.1%
Abbott Laboratories                                   15,402        $    825
Allergan, Inc.                                         3,074             177
Barr Pharmaceuticals, Inc.(b)                          1,085              55
Bristol-Myers Squibb Co.                              19,678             621
Forest Laboratories, Inc.(b)                           3,178             145
Johnson & Johnson                                     28,962           1,785
King Pharmaceuticals, Inc.(b)                          2,436              50
Lilly (Eli) & Co.                                      9,865             551
Merck & Co., Inc.                                     21,670           1,079
Mylan Laboratories, Inc.                               2,489              45
Pfizer, Inc.                                          70,175           1,795
Schering-Plough Corp.                                 14,892             453
Watson Pharmaceuticals, Inc.(b)                        1,025              33
Wyeth                                                 13,450             771
                                                                    --------
                                                                       8,385
                                                                    --------
PHOTOGRAPHIC PRODUCTS--0.1%
Eastman Kodak Co.                                      2,877              80
                                                                    --------
PROPERTY & CASUALTY INSURANCE--1.0%
Allstate Corp. (The)                                   6,073             374
AMBAC Financial Group, Inc.                            1,019              89
Chubb Corp. (The)                                      4,014             217
Cincinnati Financial Corp.                             1,717              75
MBIA, Inc.                                             1,308              81
Progressive Corp. (The)                                7,361             176
Safeco Corp.                                           1,062              66
Travelers Cos., Inc. (The)                             6,639             355
                                                                    --------
                                                                       1,433
                                                                    --------
PUBLISHING--0.3%
Dow Jones & Co., Inc.                                    653              37
Gannett Co., Inc.                                      2,346             129
Gemstar-TV Guide International, Inc.(b)                  247               1
McGraw-Hill Cos., Inc. (The)                           3,432             234
Meredith Corp.                                           390              24
New York Times Co. (The) Class A                       1,439              37
Tribune Co.                                              845              25
                                                                    --------
                                                                         487
                                                                    --------
RAILROADS--0.7%
Burlington Northern Santa Fe Corp.                     3,561             303
CSX Corp.                                              4,371             197
Norfolk Southern Corp.                                 3,932             207
Union Pacific Corp.                                    2,707             312
                                                                    --------
                                                                       1,019
                                                                    --------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.0%
CB Richard Ellis Group, Inc. Class A(b)                1,875              68
                                                                    --------
REGIONAL BANKS--1.6%
BB&T Corp.                                             5,425             221
Commerce Bancorp, Inc.                                 1,907              70
Compass Bancshares, Inc.                               1,326              91
Fifth Third Bancorp                                    5,500             219
First Horizon National Corp.                           1,257              49
Huntington Bancshares, Inc.                            2,359              54
KeyCorp                                                3,923             135
M&T Bank Corp.                                           758              81
Marshall & Ilsley Corp.                                2,591             123


                                                                     VALUE
                                                      SHARES         (000)
                                                      ------        --------
REGIONAL BANKS--CONTINUED
National City Corp.                                    5,757        $    192
PNC Financial Services Group, Inc. (The)               3,449             247
Regions Financial Corp.                                7,046             233
SunTrust Banks, Inc.                                   3,566             306
Synovus Financial Corp.                                3,269             100
Zions Bancorp.                                         1,100              85
                                                                    --------
                                                                       2,206
                                                                    --------
RESIDENTIAL REITS--0.3%
Apartment Investment & Management Co. Class A            971              49
Archstone-Smith Trust                                  2,229             132
AvalonBay Communities, Inc.                              700              83
Equity Residential                                     2,907             133
                                                                    --------
                                                                         397
                                                                    --------
RESTAURANTS--0.8%
Darden Restaurants, Inc.                               1,414              62
McDonald's Corp.                                      11,937             606
Starbucks Corp.(b)                                     7,407             194
Wendy's International, Inc.                              872              32
Yum! Brands, Inc.                                      5,238             172
                                                                    --------
                                                                       1,066
                                                                    --------
RETAIL REITS--0.3%
Developers Diversified Realty Corp.                    1,249              66
Kimco Realty Corp.                                     2,268              86
Simon Property Group, Inc.                             2,234             208
                                                                    --------
                                                                         360
                                                                    --------
SEMICONDUCTOR EQUIPMENT--0.4%
Applied Materials, Inc.                               13,818             275
KLA-Tencor Corp.                                       1,916             105
MEMC Electronic Materials, Inc.(b)                     2,244             137
Novellus Systems, Inc.(b)                              1,263              36
Teradyne, Inc.(b)                                      1,897              33
                                                                    --------
                                                                         586
                                                                    --------
SEMICONDUCTORS--2.2%
Advanced Micro Devices, Inc.(b)                        5,504              79
Altera Corp.                                           3,550              79
Analog Devices, Inc.                                   3,271             123
Broadcom Corp. Class A(b)                              4,652             136
Intel Corp.                                           58,093           1,380
Linear Technology Corp.                                2,538              92
LSI Corp.(b)                                           7,703              58
Maxim Integrated Products, Inc.                        3,207             107
Micron Technology, Inc.(b)                             7,563              95
National Semiconductor Corp.                           2,790              79
NVIDIA Corp.(b)                                        3,616             149
PMC-Sierra, Inc.(b)                                    1,236               9
Texas Instruments, Inc.                               14,335             539
Xilinx, Inc.                                           2,979              80
                                                                    --------
                                                                       3,005
                                                                    --------
SOFT DRINKS--1.6%
Coca-Cola Co. (The)                                   20,094           1,051
Coca-Cola Enterprises, Inc.                            2,789              67


                                                                     VALUE
                                                      SHARES         (000)
                                                      ------        --------
SOFT DRINKS--CONTINUED
Pepsi Bottling Group, Inc. (The)                       1,315        $     45
PepsiCo, Inc.                                         16,287           1,056
                                                                    --------
                                                                       2,219
                                                                    --------
SPECIALIZED CONSUMER SERVICES--0.1%
Block (H&R), Inc.                                      3,229              75
                                                                    --------
SPECIALIZED FINANCE--0.3%
Chicago Mercantile Exchange Holdings, Inc. Class A       360             193
CIT Group, Inc.                                        1,918             105
Moody's Corp.                                          2,300             143
                                                                    --------
                                                                         441
                                                                    --------
SPECIALIZED REITS--0.2%
Host Hotels & Resorts, Inc.                            5,220             121
Plum Creek Timber Co., Inc.                            1,767              74
Public Storage, Inc.                                   1,227              94
                                                                    --------
                                                                         289
                                                                    --------
SPECIALTY CHEMICALS--0.2%
Ecolab, Inc.                                           1,752              75
International Flavors & Fragrances, Inc.                 776              40
Rohm & Haas Co.                                        1,423              78
Sigma-Aldrich Corp.                                    1,313              56
                                                                    --------
                                                                         249
                                                                    --------
SPECIALTY STORES--0.3%
Office Depot, Inc.(b)                                  2,765              84
OfficeMax, Inc.                                          753              30
Staples, Inc.                                          7,151             170
Tiffany & Co.                                          1,367              72
                                                                    --------
                                                                         356
                                                                    --------
STEEL--0.3%
Allegheny Technologies, Inc.                           1,021             107
Nucor Corp.                                            3,017             177
United States Steel Corp.                              1,183             129
                                                                    --------
                                                                         413
                                                                    --------
SYSTEMS SOFTWARE--2.6%
BMC Software, Inc.(b)                                  2,039              62
CA, Inc.                                               4,195             108
Microsoft Corp.                                       84,178           2,481
Novell, Inc.(b)                                        3,448              27
Oracle Corp.(b)                                       39,580             780
Symantec Corp.(b)                                      9,009             182
                                                                    --------
                                                                       3,640
                                                                    --------
THRIFTS & MORTGAGE FINANCE--1.3%
Countrywide Financial Corp.                            5,933             216
Fannie Mae                                             9,729             636
Freddie Mac                                            6,615             402
Hudson City Bancorp, Inc.                              4,845              59
MGIC Investment Corp.                                    831              47
Sovereign Bancorp, Inc.                                3,611              76
Washington Mutual, Inc.                                8,889             379
                                                                    --------
                                                                       1,815
                                                                    --------


                        See Notes to Financial Statements

                   PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES


                                                                     VALUE
                                                      SHARES         (000)
                                                      ------        --------
TIRES & RUBBER--0.1%
Goodyear Tire & Rubber Co. (The)(b)                    2,063        $     72
                                                                    --------
TOBACCO--1.2%
Altria Group, Inc.                                    21,030           1,475
Reynolds American, Inc.                                1,711             112
UST, Inc.                                              1,602              86
                                                                    --------
                                                                       1,673
                                                                    --------
TRADING COMPANIES & DISTRIBUTORS--0.0%
Grainger (W.W.), Inc.                                    710              66
                                                                    --------
TRUCKING--0.0%
Ryder System, Inc.                                       618              33
                                                                    --------
WIRELESS TELECOMMUNICATION SERVICES--0.6%
Alltel Corp.                                           3,454             234
Sprint Nextel Corp.                                   28,933             599
                                                                    --------
                                                                         833

----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $96,359)                                            132,279
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--0.9%
INDUSTRIAL CONGLOMERATES--0.5%
Tyco International Ltd. (United States)(b)            19,822             670
                                                                    --------


                                                                     VALUE
                                                      SHARES         (000)
                                                      ------        --------
INDUSTRIAL MACHINERY--0.1%
Ingersoll-Rand Co. Ltd. Class A (United States)        3,016        $    165
                                                                    --------
OIL & GAS DRILLING--0.1%
Nabors Industries Ltd. (United States)(b)              2,815              94
                                                                    --------
PROPERTY & CASUALTY INSURANCE--0.2%
ACE Ltd. (United States)                               3,255             204
XL Capital Ltd. Class A (United States)                1,841             155
                                                                    --------
                                                                         359
                                                                    --------
SEMICONDUCTOR EQUIPMENT--0.0%
Verigy Ltd. (Singapore)(b)                               174               5

----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $788)                                                 1,293
----------------------------------------------------------------------------

RIGHTS--0.0%

COMPUTER STORAGE & PERIPHERALS--0.0%
Seagate Technology Tax Refund Rights(b)(e)             7,900               0

----------------------------------------------------------------------------
TOTAL RIGHTS (IDENTIFIED COST $0)                                          0
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.6%
(IDENTIFIED COST $97,147)                                            133,572
----------------------------------------------------------------------------

                                                       PAR
                                                      VALUE
                                                      (000)
                                                     -------
SHORT-TERM INVESTMENTS--2.0%

REPURCHASE AGREEMENTS--2.0%
State Street Bank and Trust Co.
  repurchase agreement 2.55%
  dated 6/29/07, due 7/2/07,
  repurchase price $2,685
  collateralized by U.S.
  Treasury Bond 5.25%,
  11/15/28 market value $2,742                        $2,685        $  2,685

----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,685)                                               2,685
----------------------------------------------------------------------------
TOTAL INVESTMENTS--98.6%
(IDENTIFIED COST $99,832)                                            136,257(a)
----------------------------------------------------------------------------

Other assets and liabilities, net--1.4%                                1,925
                                                                    --------
NET ASSETS--100.0%                                                  $138,182
                                                                    ========

At June 30, 2007, the series had entered into futures contracts as follows (values reported in 000's):


                                                                        Value of       Market       Unrealized
                                                         Number of     Contracts      Value of     Appreciation
                                      Expiration Date    Contracts    When Opened    Contracts    (Depreciation)
                                      ---------------    ---------    -----------    ---------    --------------

S&P 500 September E-Mini Futures      September-07           20         $1,537         $1,515          $(22)
S&P 500 September Futures             September-07            2            761            758            (3)
                                                                                                       ----
                                                                                                       $(25)
                                                                                                       ====

(a)  Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross  appreciation of $34,230 and gross depreciation of $904 for federal income tax purposes.
     At June 30, 2007, the aggregate cost of securities for federal income tax purposes was $102,931.
(b)  Non-income producing.
(c)  A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted  parenthetically,  is determined  based on criteria  described in Note 2G, "Foreign  security country determination" in the Notes to Financial Statements.
(d)  All or a portion segregated as collateral for futures contracts.
(e)  Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees.  At June 30, 2007, this security  amounted to a value of $0 or 0% of net assets.
     For  acquisition  information,  see Note 6, "Illiquid and Restricted  Securities" in the Notes to Financial
     Statements.

                        See Notes to Financial Statements

                          THE PHOENIX EDGE SERIES FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2007
                                   (UNAUDITED)


(REPORTED IN THOUSANDS EXCEPT PER SHARE AMOUNTS)



                                                                 PHOENIX          PHOENIX            PHOENIX          PHOENIX
                                                             CAPITAL GROWTH  GROWTH AND INCOME    MID-CAP GROWTH    MONEY MARKET
                                                                 SERIES           SERIES              SERIES           SERIES
                                                             --------------  -----------------    ---------------   ------------
ASSETS
  Investment securities at value+@ .........................    $ 491,665        $173,991          $  90,045          $159,130
  Foreign currency at value* ...............................           --              --                 --                --
  Cash .....................................................           --               5                 -- #               4
  Receivables
    Investment securities sold .............................           --              85                425                --
    Fund shares sold .......................................           --              --                 --               438
    Receivable from advisor ................................           --              --                 --                --
    Interest ...............................................           --              25                 15               167
    Dividends ..............................................          243             151                 17                --
    Tax reclaims ...........................................            9              --                 --                --
  Prepaid expenses .........................................            4               1                  1                 1
  Other assets .............................................           27              11                  5                10
                                                                ---------        --------          ---------          --------
           Total assets ....................................      491,948         174,269             90,508           159,750
                                                                ---------        --------          ---------          --------
LIABILITIES
  Cash overdraft ...........................................           -- #            --                 --                --
  Payables
    Fund shares repurchased ................................        2,240              53                 57               162
    Investment securities purchased ........................           --              55                203                --
    Upon return of securities loaned .......................       62,515              --                 --                --
    Investment advisory fee ................................          243              94                 59                52
    Administration fee .....................................           30              12                  6                 5
    Service fee ............................................           23               9                  5                 8
    Trustees' fee ..........................................           13               6                  2                 5
    Trustee deferred compensation plan .....................           27              11                  5                10
    Professional fee .......................................           23              22                 20                15
    Dividend distributions .................................           --              --                 --                42
    Unrealized depreciation on forward currency contracts ..           --              --                 --                --
    Other accrued expenses .................................           35              17                  8                14
                                                                ---------        --------          ---------          --------
           Total liabilities ...............................       65,149             279                365               313
                                                                ---------        --------          ---------          --------
NET ASSETS .................................................    $ 426,799        $173,990          $  90,143          $159,437
                                                                =========        ========          =========          ========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .........    $ 650,906        $131,408          $ 180,495          $159,437
  Undistributed net investment income (accumulated net
    investment loss) .......................................          280             445               (312)               --
  Accumulated net realized gain (loss) .....................     (295,576)         (3,195)          (110,695)               --
  Net unrealized appreciation (depreciation) ...............       71,189          45,332             20,655                --
                                                                ---------        --------          ---------          --------
NET ASSETS .................................................    $ 426,799        $173,990          $  90,143          $159,437
                                                                =========        ========          =========          ========
  Net asset value and offering price per share .............    $   16.54        $  15.47          $   15.62          $  10.00
                                                                =========        ========          =========          ========
  Shares of beneficial interest outstanding, $1 par value,
    unlimited authorization ................................       25,805          11,250              5,769            15,944
                                                                =========        ========          =========          ========


 +  Investment securities at cost ..........................    $ 420,476        $128,659          $  69,390          $159,130
 *  Foreign currency at cost ...............................           --              --                 --                --
 @  Including Market Value of securities on loan ...........    $  63,757              --                 --                --
 #  Amount is less than $1,000.



                                                                 PHOENIX         PHOENIX
                                                              MULTI-SECTOR    MULTI-SECTOR           PHOENIX
                                                               FIXED INCOME  SHORT TERM BOND  STRATEGIC ALLOCATION
                                                                  SERIES          SERIES             SERIES
                                                              -------------  ---------------  --------------------
ASSETS
  Investment securities at value+@ .........................    $ 256,565        $44,092            $294,247
  Foreign currency at value* ...............................           --             --                  --
  Cash .....................................................          382            107                  42
  Receivables
    Investment securities sold .............................        4,474            524                   6
    Fund shares sold .......................................          132              2                  --
    Receivable from advisor ................................           --             --                  --
    Interest ...............................................        2,537             40               1,078
    Dividends ..............................................            3              2                 154
    Tax reclaims ...........................................           --             --                  --
  Prepaid expenses .........................................            2              1                   3
  Other assets .............................................           15              3                  18
                                                                ---------        -------            --------
           Total assets ....................................      264,110         44,771             295,548
                                                                ---------        -------            --------
LIABILITIES
  Cash overdraft ...........................................           --             --                  --
  Payables
    Fund shares repurchased ................................           78              8                  94
    Investment securities purchased ........................        4,617            202                 977
    Upon return of securities loaned .......................       15,651             --                 280
    Investment advisory fee ................................          100             24                 144
    Administration fee .....................................           17              3                  21
    Service fee ............................................           13              2                  16
    Trustees' fee ..........................................            7              1                   9
    Trustee deferred compensation plan .....................           15              3                  18
    Professional fee .......................................           20             21                  21
    Dividend distributions .................................           --             --                  --
    Unrealized depreciation on forward currency contracts ..           19              2                  10
    Other accrued expenses .................................           18              6                  28
                                                                ---------        -------            --------
           Total liabilities ...............................       20,555            272               1,618
                                                                ---------        -------            --------
NET ASSETS .................................................    $ 243,555        $44,499            $293,930
                                                                =========        =======            ========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .........    $ 258,281        $44,318            $251,645
  Undistributed net investment income (accumulated net
    investment loss) .......................................        3,792            822               2,027
  Accumulated net realized gain (loss) .....................      (19,061)          (490)              6,359
  Net unrealized appreciation (depreciation) ...............          543           (151)             33,899
                                                                ---------        -------            --------
NET ASSETS .................................................    $ 243,555        $44,499            $293,930
                                                                =========        =======            ========
  Net asset value and offering price per share .............    $    9.24        $ 10.09            $  13.57
                                                                =========        =======            ========
  Shares of beneficial interest outstanding, $1 par value,
    unlimited authorization ................................       26,363          4,412              21,659
                                                                =========        =======            ========


 +  Investment securities at cost ..........................    $ 256,017        $44,244            $260,371
 *  Foreign currency at cost ...............................           --             --                  --
 @  Including Market Value of securities on loan ...........    $  15,326             --            $    261
 #  Amount is less than $1,000.



                                                                 PHOENIX-ABERDEEN      PHOENIX-ALGER
                                                                  INTERNATIONAL      SMALL-CAP GROWTH
                                                                      SERIES              SERIES
                                                                 ----------------    ----------------
ASSETS
  Investment securities at value+@ .........................         $476,162            $58,628
  Foreign currency at value* ...............................            4,129                 --
  Cash .....................................................               -- #               42
  Receivables
    Investment securities sold .............................           10,170                362
    Fund shares sold .......................................               19                 -- #
    Receivable from advisor ................................               --                 --
    Interest ...............................................               --                 --
    Dividends ..............................................            1,202                 18
    Tax reclaims ...........................................              244                 --
  Prepaid expenses .........................................                4                  1
  Other assets .............................................               28                  4
                                                                     --------            -------
           Total assets ....................................          491,958             59,055
                                                                     --------            -------
LIABILITIES
  Cash overdraft ...........................................               --                 --
  Payables
    Fund shares repurchased ................................              360                 58
    Investment securities purchased ........................           10,206                312
    Upon return of securities loaned .......................           10,581                 --
    Investment advisory fee ................................              277                 41
    Administration fee .....................................               31                  4
    Service fee ............................................               25                  3
    Trustees' fee ..........................................               14                  2
    Trustee deferred compensation plan .....................               28                  4
    Professional fee .......................................               24                 26
    Dividend distributions .................................               --                 --
    Unrealized depreciation on forward currency contracts ..               --                 --
    Other accrued expenses .................................               50                  7
                                                                     --------            -------
           Total liabilities ...............................           21,596                457
                                                                     --------            -------
NET ASSETS .................................................         $470,362            $58,598
                                                                     ========            =======
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .........         $335,747            $42,454
  Undistributed net investment income (accumulated net
    investment loss) .......................................            1,909               (182)
  Accumulated net realized gain (loss) .....................             (948)             2,846
  Net unrealized appreciation (depreciation) ...............          133,654             13,480
                                                                     --------            -------
NET ASSETS .................................................         $470,362            $58,598
                                                                     ========            =======
  Net asset value and offering price per share .............         $  19.41            $ 18.98
                                                                     ========            =======
  Shares of beneficial interest outstanding, $1 par value,
    unlimited authorization ................................           24,239              3,087
                                                                     ========            =======


 +  Investment securities at cost ..........................         $342,554            $45,148
 *  Foreign currency at cost ...............................         $  4,116                 --
 @  Including Market Value of securities on loan ...........         $ 10,210                 --
 #  Amount is less than $1,000.

                        See Notes to Financial Statements

                                   56 and 57

                          THE PHOENIX EDGE SERIES FUND
                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
                                  JUNE 30, 2007
                                   (UNAUDITED)

(REPORTED IN THOUSANDS EXCEPT PER SHARE AMOUNTS)


                                                                                         PHOENIX-S&P           PHOENIX-S&P
                                                             PHOENIX-DUFF & PHELPS      DYNAMIC ASSET         DYNAMIC ASSET
                                                            REAL ESTATE SECURITIES    ALLOCATION SERIES:    ALLOCATION SERIES:
                                                                    SERIES            AGGRESSIVE GROWTH           GROWTH
                                                             ---------------------    ------------------    ------------------
ASSETS
  Investment securities at value+ ......................           $157,793                $17,480               $24,363
  Foreign currency at value* ...........................                 --                     --                    --
  Cash .................................................                  1                      3                     2
  Receivables
    Investment securities sold .........................                674                     30                    48
    Fund shares sold ...................................                  5                      2                    36
    Receivable from advisor ............................                 --                     --                    --
    Interest ...........................................                 --                     --                    --
    Dividends ..........................................                554                      3                     4
    Tax reclaims .......................................                 --                     --                    --
  Prepaid expenses .....................................                  2                     -- #                  -- #
  Other assets .........................................                 10                      1                     1
                                                                   --------                -------               -------
           Total assets ................................            159,039                 17,519                24,454
                                                                   --------                -------               -------
LIABILITIES
  Cash overdraft .......................................                 --                     --                    --
  Payables
    Fund shares repurchased ............................                107                     40                     2
    Investment securities purchased ....................                763                     86                   520
    Upon return of securities loaned ...................                 --                     --                    --
    Investment advisory fee ............................                104                      2                     2
    Administration fee .................................                 13                      1                     1
    Service fee ........................................                  9                      1                     1
    Trustees' fee ......................................                  6                      1                     1
    Trustee deferred compensation plan .................                 10                      1                     1
    Distribution and service fee .......................                 --                      4                     5
    Professional fee ...................................                 17                     12                    12
    Variation margin for futures contracts .............                 --                     --                    --
    Other accrued expenses .............................                 15                      3                     5
                                                                   --------                -------               -------
           Total liabilities ...........................              1,044                    151                   550
                                                                   --------                -------               -------
NET ASSETS .............................................           $157,995                $17,368               $23,904
                                                                   ========                =======               =======
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .....           $ 88,751                $15,468               $21,959
  Undistributed net investment income (accumulated net
    investment loss) ...................................              1,235                     21                    46
  Accumulated net realized gain (loss) .................              8,501                     72                    96
  Net unrealized appreciation (depreciation) ...........             59,508                  1,807                 1,803
                                                                   --------                -------               -------
  NET ASSETS ...........................................           $157,995                $17,368               $23,904
                                                                   ========                =======               =======
  Net asset value and offering price per share .........           $  31.92                $ 12.07               $ 11.61
                                                                   ========                =======               =======
  Shares of beneficial interest outstanding,
    $1 par value, unlimited authorization ..............              4,949                  1,438                 2,059
                                                                   ========                =======               =======
  + Investment securities at cost ......................           $ 98,285                $15,673               $22,560



                                                               PHOENIX-S&P           PHOENIX-S&P
                                                              DYNAMIC ASSET         DYNAMIC ASSET       PHOENIX-SANFORD BERNSTEIN
                                                            ALLOCATION SERIES:    ALLOCATION SERIES:          MID-CAP VALUE
                                                             MODERATE GROWTH          MODERATE                  SERIES
                                                            ------------------    ------------------    -------------------------
ASSETS
  Investment securities at value+ ......................         $15,245                $4,589                  $160,615
  Foreign currency at value* ...........................              --                    --                        --
  Cash .................................................               2                    71                        --
  Receivables
    Investment securities sold .........................              42                     3                        75
    Fund shares sold ...................................              -- #                  --                        17
    Receivable from advisor ............................              --                     1                        --
    Interest ...........................................              --                    --                        27
    Dividends ..........................................               2                    -- #                     128
    Tax reclaims .......................................              --                    --                        --
  Prepaid expenses .....................................              -- #                  -- #                       1
  Other assets .........................................               1                    -- #                      10
                                                                 -------                ------                  --------
           Total assets ................................          15,292                 4,664                   160,873
                                                                 -------                ------                  --------
LIABILITIES
  Cash overdraft .......................................              --                    --                        --
  Payables
    Fund shares repurchased ............................               2                    -- #                      35
    Investment securities purchased ....................             244                    49                        --
    Upon return of securities loaned ...................              --                    --                        --
    Investment advisory fee ............................              -- #                  --                       140
    Administration fee .................................               1                    -- #                      11
    Service fee ........................................               1                    -- #                       9
    Trustees' fee ......................................              -- #                  -- #                       4
    Trustee deferred compensation plan .................               1                    -- #                      10
    Distribution and service fee .......................               3                     1                        --
    Professional fee ...................................              11                    12                        18
    Variation margin for futures contracts .............              --                    --                        --
    Other accrued expenses .............................               4                     2                        13
                                                                 -------                ------                  --------
           Total liabilities ...........................             267                    64                       240
                                                                 -------                ------                  --------
NET ASSETS .............................................         $15,025                $4,600                  $160,633
                                                                 =======                ======                  ========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .....         $13,910                $4,355                  $119,326
  Undistributed net investment income (accumulated net
    investment loss) ...................................              36                    19                        58
  Accumulated net realized gain (loss) .................             163                    80                     8,093
  Net unrealized appreciation (depreciation) ...........             916                   146                    33,156
                                                                 -------                ------                  --------
  NET ASSETS ...........................................         $15,025                $4,600                  $160,633
                                                                 =======                ======                  ========
  Net asset value and offering price per share .........         $ 11.32                $10.78                  $  15.80
                                                                 =======                ======                  ========
  Shares of beneficial interest outstanding,
    $1 par value, unlimited authorization ..............           1,328                   427                    10,169
                                                                 =======                ======                  ========
  + Investment securities at cost ......................         $14,329                $4,443                  $127,459




                                                            PHOENIX-SANFORD BERNSTEIN    PHOENIX-VAN KAMPEN    PHOENIX-VAN KAMPEN
                                                                SMALL-CAP VALUE                COMSTOCK         EQUITY 500 INDEX
                                                                     SERIES                     SERIES               SERIES
                                                            -------------------------    ------------------    ------------------
ASSETS
  Investment securities at value+ ......................            $89,827                    $104,513             $136,257
  Foreign currency at value* ...........................                 --                          --                   --
  Cash .................................................                 --                          30                    1
  Receivables
    Investment securities sold .........................              1,335                         559                  171
    Fund shares sold ...................................                 --                          26                1,773
    Receivable from advisor ............................                 --                          --                   --
    Interest ...........................................                  5                          15                    1
    Dividends ..........................................                 73                         148                  145
    Tax reclaims .......................................                 --                          --                   -- #
  Prepaid expenses .....................................                  1                           1                    1
  Other assets .........................................                  6                           7                    8
                                                                    -------                    --------             --------
           Total assets ................................             91,247                     105,299              138,357
                                                                    -------                    --------             --------
LIABILITIES
  Cash overdraft .......................................                 -- #                        --                   --
  Payables
    Fund shares repurchased ............................                 47                         108                   43
    Investment securities purchased ....................                208                         146                   --
    Upon return of securities loaned ...................                 --                          --                   --
    Investment advisory fee ............................                 83                          65                   40
    Administration fee .................................                  6                           7                    9
    Service fee ........................................                  5                           6                    8
    Trustees' fee ......................................                  3                           3                    4
    Trustee deferred compensation plan .................                  6                           7                    8
    Distribution and service fee .......................                 --                          --                   --
    Professional fee ...................................                 18                          17                   25
    Variation margin for futures contracts .............                 --                          --                    3
    Other accrued expenses .............................                  8                          13                   35
                                                                    -------                    --------             --------
           Total liabilities ...........................                384                         372                  175
                                                                    -------                    --------             --------
NET ASSETS .............................................            $90,863                    $104,927             $138,182
                                                                    =======                    ========             ========
NET ASSETS CONSIST OF:
  Capital paid in on shares of beneficial interest .....            $67,529                    $ 86,748             $123,011
  Undistributed net investment income (accumulated net
    investment loss) ...................................                 10                         461                  515
  Accumulated net realized gain (loss) .................              6,031                       2,320              (21,744)
  Net unrealized appreciation (depreciation) ...........             17,293                      15,398               36,400
                                                                    -------                    --------             --------
  NET ASSETS ...........................................            $90,863                    $104,927             $138,182
                                                                    =======                    ========             ========
  Net asset value and offering price per share .........            $ 18.67                    $  14.32             $  13.56
                                                                    =======                    ========             ========
  Shares of beneficial interest outstanding,
    $1 par value, unlimited authorization ..............              4,866                       7,330               10,188
                                                                    =======                    ========             ========
  + Investment securities at cost ......................            $72,534                    $ 89,115             $ 99,832

  # Amount is less than $1,000.

                        See Notes to Financial Statements

                                   58 and 59

                          THE PHOENIX EDGE SERIES FUND
                            STATEMENT OF OPERATIONS
                                  JUNE 30, 2007
                                   (UNAUDITED)


(REPORTED IN THOUSANDS)


                                                                            PHOENIX            PHOENIX             PHOENIX
                                                                        CAPITAL GROWTH    GROWTH AND INCOME    MID-CAP GROWTH
                                                                            SERIES             SERIES              SERIES
                                                                        ---------------   -----------------    --------------


INVESTMENT INCOME
  Dividends ..........................................................      $ 2,134          $ 1,518             $    79
  Interest ...........................................................          200               52                  57
  Security lending ...................................................           16               --                  --
  Foreign taxes withheld .............................................           --               --                  --
                                                                            -------          -------             -------
    Total investment income ..........................................        2,350            1,570                 136
                                                                            -------          -------             -------
EXPENSES
  Investment advisory fee ............................................        1,451              590                 345
  Administration fee .................................................          177               72                  36
  Service fees .......................................................          141               56                  28
  Custodian ..........................................................           23               17                   6
  Printing ...........................................................            9                3                  --
  Professional .......................................................           18               17                  15
  Trustees ...........................................................           42               17                   8
  Miscellaneous ......................................................           66               24                   8
                                                                            -------          -------             -------
    Total expenses ...................................................        1,927              796                 446
  Less expenses reimbursed by investment advisor .....................           --              (79)                 --
  Custodian fees paid indirectly .....................................           (1)              -- #                -- #
                                                                            -------          -------             -------
    Net expenses .....................................................        1,926              717                 446
                                                                            -------          -------             -------
  NET INVESTMENT INCOME (LOSS) .......................................          424              853                (310)
                                                                            -------          -------             -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investments ............................       11,469            4,752               6,260
  Net realized gain (loss) on foreign currency transactions ..........           --               --                  --
  Net change in unrealized appreciation (depreciation) on investments        24,322            5,503               7,079
  Net change in unrealized appreciation (depreciation) on foreign
    currency translations ............................................           --               --                  --
                                                                            -------          -------             -------
NET GAIN (LOSS) ON INVESTMENTS .......................................       35,791           10,255              13,339
                                                                            -------          -------             -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......      $36,215          $11,108             $13,029
                                                                            =======          =======             =======



                                                                                                PHOENIX                 PHOENIX
                                                                            PHOENIX          MULTI-SECTOR             MULTI-SECTOR
                                                                          MONEY MARKET        FIXED INCOME           SHORT TERM BOND
                                                                             SERIES             SERIES                   SERIES
                                                                          ------------       -------------           ---------------


INVESTMENT INCOME
  Dividends ..........................................................      $   --               $     9                 $   --
  Interest ...........................................................       4,118                 7,471                  1,297
  Security lending ...................................................          --                    14                     --
  Foreign taxes withheld .............................................          --                    --                     (1)
                                                                            ------               -------                 ------
    Total investment income ..........................................       4,118                 7,494                  1,296
                                                                            ------               -------                 ------
EXPENSES
  Investment advisory fee ............................................         315                   608                    114
  Administration fee .................................................          27                   102                     18
  Service fees .......................................................          52                    80                     15
  Custodian ..........................................................           8                    18                     10
  Printing ...........................................................          --                     6                     --
  Professional .......................................................          14                    17                     15
  Trustees ...........................................................          16                    24                      5
  Miscellaneous ......................................................           1                    40                      1
                                                                            ------               -------                 ------
    Total expenses ...................................................         433                   895                    178
  Less expenses reimbursed by investment advisor .....................          --                    --                    (17)
  Custodian fees paid indirectly .....................................          (2)                  (12)                    (1)
                                                                            ------               -------                 ------
    Net expenses .....................................................         431                   883                    160
                                                                            ------               -------                 ------
  NET INVESTMENT INCOME (LOSS) .......................................       3,687                 6,611                  1,136
                                                                            ------               -------                 ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investments ............................          --                   891                     91
  Net realized gain (loss) on foreign currency transactions ..........          --                  (230)                   (47)
  Net change in unrealized appreciation (depreciation) on investments           --                (3,844)                  (309)
  Net change in unrealized appreciation (depreciation) on foreign
    currency translations ............................................          --                    18                     12
                                                                            ------               -------                 ------
NET GAIN (LOSS) ON INVESTMENTS .......................................          --                (3,165)                 (253)
                                                                            ------               -------                 ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......      $3,687               $ 3,446                 $  883
                                                                            ======               =======                 ======




                                                                              PHOENIX           PHOENIX-ABERDEEN    PHOENIX-ALGER
                                                                        STRATEGIC ALLOCATION     INTERNATIONAL    SMALL-CAP GROWTH
                                                                               SERIES                SERIES             SERIES
                                                                        --------------------   ----------------   ----------------


INVESTMENT INCOME
  Dividends ..........................................................       $ 1,588                $ 9,211               $  101
  Interest ...........................................................         3,551                    189                    9
  Security lending ...................................................             6                    145                   --
  Foreign taxes withheld .............................................            --                   (994)                  -- #
                                                                             -------                -------               ------
    Total investment income ..........................................         5,145                  8,551                  110
                                                                             -------                -------               ------
EXPENSES
  Investment advisory fee ............................................           894                  1,600                  246
  Administration fee .................................................           126                    197                   24
  Service fees .......................................................           100                    145                   19
  Custodian ..........................................................            25                     78                   10
  Printing ...........................................................             8                     13                   -- #
  Professional .......................................................            18                     18                   14
  Trustees ...........................................................            30                     43                    5
  Miscellaneous ......................................................            52                     45                    6
                                                                             -------                -------               ------
    Total expenses ...................................................         1,253                  2,139                  324
  Less expenses reimbursed by investment advisor .....................            --                     --                  (34)
  Custodian fees paid indirectly .....................................            (1)                    --                   (1)
                                                                             -------                -------               ------
    Net expenses .....................................................         1,252                  2,139                  289
                                                                             -------                -------               ------
  NET INVESTMENT INCOME (LOSS) .......................................         3,893                  6,412                 (179)
                                                                             -------                -------               ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investments ............................         6,555                  6,576                3,106
  Net realized gain (loss) on foreign currency transactions ..........           (25)                    18                   --
  Net change in unrealized appreciation (depreciation) on investments          2,552                 27,831                3,637
  Net change in unrealized appreciation (depreciation) on foreign
    currency translations ............................................            31                     33                   --
                                                                             -------                -------               ------
NET GAIN (LOSS) ON INVESTMENTS .......................................         9,113                 34,458                6,743
                                                                             -------                -------               ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......       $13,006                $40,870               $6,564
                                                                             =======                =======               ======

 # Amount is less than $1,000.

                        See Notes to Financial Statements

                                    60 and 61

                          THE PHOENIX EDGE SERIES FUND
                      STATEMENT OF OPERATIONS (CONTINUED)
                                  JUNE 30, 2007
                                   (UNAUDITED)


(REPORTED IN THOUSANDS)



                                                                                         PHOENIX-S&P           PHOENIX-S&P
                                                             PHOENIX-DUFF & PHELPS      DYNAMIC ASSET         DYNAMIC ASSET
                                                            REAL ESTATE SECURITIES    ALLOCATION SERIES:    ALLOCATION SERIES:
                                                                    SERIES            AGGRESSIVE GROWTH           GROWTH
                                                             ---------------------    ------------------    ------------------
INVESTMENT INCOME
  Dividends ..............................................          $  2,843               $   76                $  146
  Interest ...............................................                71                    3                     7
  Foreign taxes withheld .................................                --                   --                    --
                                                                    --------               ------                ------
    Total investment income ..............................             2,914                   79                   153
                                                                    --------               ------                ------
EXPENSES
  Investment advisory fee ................................               701                   28                    37
  Administration fee .....................................                80                    6                     8
  Service fees ...........................................                62                    5                     6
  Distribution and service fees ..........................                --                   17                    23
  Custodian ..............................................                10                    7                    12
  Printing ...............................................                --                   -- #                   1
  Professional ...........................................                16                   10                    11
  Trustees ...............................................                19                    1                     2
  Miscellaneous ..........................................                19                    1                     1
                                                                    --------               ------                ------
    Total expenses .......................................               907                   75                   101
  Less expenses reimbursed by investment advisor .........                --                  (26)                  (35)
  Custodian fees paid indirectly .........................                (1)                  (1)                   -- #
                                                                    --------               ------                ------
    Net expenses .........................................               906                   48                    66
                                                                    --------               ------                ------
  NET INVESTMENT INCOME (LOSS) ...........................             2,008                   31                    87
                                                                    --------               ------                ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investments ................             8,549                  152                   227
  Net realized gain (loss) on futures ....................                --                   --                    --
  Net change in unrealized appreciation (depreciation)
    on investments .......................................           (23,730)                 963                   955
  Net change in unrealized appreciation (depreciation)
    on futures ...........................................                --                   --                    --
                                                                    --------               ------                ------
NET GAIN (LOSS) ON INVESTMENTS ...........................           (15,181)               1,115                 1,182
                                                                    --------               ------                ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS ......................................          $(13,173)              $1,146                $1,269
                                                                    ========               ======                ======



                                                                 PHOENIX-S&P           PHOENIX-S&P
                                                                DYNAMIC ASSET         DYNAMIC ASSET       PHOENIX-SANFORD BERNSTEIN
                                                              ALLOCATION SERIES:    ALLOCATION SERIES:           MID-CAP VALUE
                                                               MODERATE GROWTH          MODERATE                    SERIES
                                                             -------------------    ------------------    -------------------------
INVESTMENT INCOME
  Dividends ..............................................            $116                $ 50                    $   946
  Interest ...............................................               3                   1                        105
  Foreign taxes withheld .................................              --                  --                         --
                                                                      ----                ----                    -------
    Total investment income ..............................             119                  51                      1,051
                                                                      ----                ----                    -------
EXPENSES
  Investment advisory fee ................................              25                   8                        767
  Administration fee .....................................               5                   2                         61
  Service fees ...........................................               4                   1                         48
  Distribution and service fees ..........................              15                   5                         --
  Custodian ..............................................               9                   5                          8
  Printing ...............................................               1                  -- #                        4
  Professional ...........................................              10                  10                         15
  Trustees ...............................................               1                   1                         14
  Miscellaneous ..........................................               1                  -- #                       23
                                                                      ----                ----                    -------
    Total expenses .......................................              71                  32                        940
  Less expenses reimbursed by investment advisor .........             (27)                (18)                        --
  Custodian fees paid indirectly .........................              (1)                 -- #                       -- #
                                                                      ----                ----                    -------
    Net expenses .........................................              43                  14                        940
                                                                      ----                ----                    -------
  NET INVESTMENT INCOME (LOSS) ...........................              76                  37                        111
                                                                      ----                ----                    -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investments ................             208                  92                      8,153
  Net realized gain (loss) on futures ....................              --                  --                         --
  Net change in unrealized appreciation (depreciation)
    on investments .......................................             432                  26                     11,271
  Net change in unrealized appreciation (depreciation)
    on futures ...........................................              --                  --                         --
                                                                      ----                ----                    -------
NET GAIN (LOSS) ON INVESTMENTS ...........................             640                 118                     19,424
                                                                      ----                ----                    -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS ......................................            $716                $155                    $19,535
                                                                      ====                ====                    =======




                                                             PHOENIX-SANFORD BERNSTEIN    PHOENIX-VAN KAMPEN    PHOENIX-VAN KAMPEN
                                                                 SMALL-CAP VALUE                COMSTOCK         EQUITY 500 INDEX
                                                                      SERIES                     SERIES               SERIES
                                                             -------------------------    ------------------    ------------------
INVESTMENT INCOME
  Dividends ..............................................            $  524                    $1,260               $1,287
  Interest ...............................................                51                       154                   30
  Foreign taxes withheld .................................                -- #                    (18)                   --
                                                                      ------                    ------               ------
    Total investment income ..............................               575                     1,396                1,317
                                                                      ------                    ------               ------
EXPENSES
  Investment advisory fee ................................               459                       374                  310
  Administration fee .....................................                37                        45                   58
  Service fees ...........................................                29                        36                   45
  Distribution and service fees ..........................                --                        --                   --
  Custodian ..............................................                 6                        12                   50
  Printing ...............................................                 2                         1                    4
  Professional ...........................................                14                        15                   14
  Trustees ...............................................                 9                        10                   13
  Miscellaneous ..........................................                14                        18                   18
                                                                      ------                    ------               ------
    Total expenses .......................................               570                       511                  512
  Less expenses reimbursed by investment advisor .........                (2)                       (2)                 (99)
  Custodian fees paid indirectly .........................                -- #                      (1)                  -- #
                                                                      ------                    ------               ------
    Net expenses .........................................               568                       508                  413
                                                                      ------                    ------               ------
  NET INVESTMENT INCOME (LOSS) ...........................                 7                       888                  904
                                                                      ------                    ------               ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investments ................             6,014                     2,675                1,489
  Net realized gain (loss) on futures ....................                --                        --                  247
  Net change in unrealized appreciation (depreciation)
    on investments .......................................             3,508                     2,819                6,226
  Net change in unrealized appreciation (depreciation)
    on futures ...........................................                --                        --                  (26)
                                                                      ------                    ------               ------
NET GAIN (LOSS) ON INVESTMENTS ...........................             9,522                     5,494                7,936
                                                                      ------                    ------               ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS ......................................            $9,529                    $6,382               $8,840
                                                                      ======                    ======               ======

 # Amount is less than $1,000.

                        See Notes to Financial Statements

                                   62 and 63

                          THE PHOENIX EDGE SERIES FUND
                       STATEMENT OF CHANGES IN NET ASSETS

(REPORTED IN THOUSANDS)


                                                            PHOENIX CAPITAL GROWTH SERIES       PHOENIX GROWTH AND INCOME SERIES
                                                         ---------------------------------     ---------------------------------
                                                           SIX MONTHS                            SIX MONTHS
                                                             ENDED          YEAR ENDED             ENDED           YEAR ENDED
                                                         JUNE 30, 2007   DECEMBER 31, 2006     JUNE 30, 2007   DECEMBER 31, 2006
                                                         -------------   -----------------     -------------   -----------------
                                                          (UNAUDITED)                           (UNAUDITED)
                                                         -------------                         -------------
FROM OPERATIONS
Net investment income (loss) ............................    $    424        $   1,067         $    853             $  1,725
Net realized gain (loss) ................................      11,469           49,361            4,752                3,645
Net change in unrealized appreciation (depreciation) ....      24,322          (39,918)           5,503               18,508
                                                             --------        ---------         --------             --------
Increase (decrease) in net assets resulting from
  operations ............................................      36,215           10,510           11,108               23,878
                                                             --------        ---------         --------             --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income ...................................        (363)            (859)            (450)              (1,683)
Net realized short-term gains ...........................          --               --               --                   --
Net realized long-term gains ............................          --               --               --                   --
                                                             --------        ---------         --------             --------
Decrease in net assets from distributions to shareholders        (363)            (859)            (450)              (1,683)
                                                             --------        ---------         --------             --------
FROM SHARE TRANSACTIONS
Sales of shares .........................................       6,835            9,731            6,124                8,364
Reinvestment of distributions ...........................         363              859              450                1,683
Proceeds in conjunction with Plan of Reorganization
  (See Note 11) .........................................          --           61,017               --               11,722
Shares repurchased ......................................     (51,377)        (108,534)         (10,771)             (17,473)
                                                             --------        ---------         --------             --------
Increase (decrease) in net assets from share transactions     (44,179)         (36,927)          (4,197)               4,296
                                                             --------        ---------         --------             --------
Net increase (decrease) in net assets ...................      (8,327)         (27,276)           6,461               26,491

NET ASSETS
Beginning of period .....................................     435,126          462,402          167,529              141,038
                                                             --------        ---------         --------             --------
End of period ...........................................    $426,799        $ 435,126         $173,990             $167,529
                                                             ========        =========         ========             ========
Undistributed net investment income / (accumulated net
  investment loss) ......................................    $    280        $     219         $    445             $     42



---------------------------------------------------------    -------------------------         -----------------------------
SHARES
Sales of shares .........................................         432              665              399                  631
Reinvestment of distributions ...........................          22               56               29                  122
Plan of Reorganization (See Note 11) ....................          --            3,996               --                  836
Shares repurchased ......................................      (3,250)          (7,426)            (720)              (1,313)
                                                             --------        ---------         --------             --------
Net Increase / (Decrease) ...............................      (2,796)          (2,709)            (292)                 276
                                                             ========        =========         ========             ========



                                                           PHOENIX MID-CAP GROWTH SERIES        PHOENIX MONEY MARKET SERIES
                                                         ---------------------------------   --------------------------------
                                                           SIX MONTHS                          SIX MONTHS
                                                              ENDED          YEAR ENDED           ENDED         YEAR ENDED
                                                         JUNE 30, 2007   DECEMBER 31, 2006   JUNE 30, 2007  DECEMBER 31, 2006
                                                         -------------   -----------------   -------------  -----------------
                                                          (UNAUDITED)                         (UNAUDITED)
                                                         -------------                       -------------
FROM OPERATIONS
Net investment income (loss) ............................   $   (310)        $    (384)         $  3,687         $   6,995
Net realized gain (loss) ................................      6,260               387                --                --
Net change in unrealized appreciation (depreciation) ....      7,079             1,144                --                --
                                                            --------         ---------          --------         ---------
Increase (decrease) in net assets resulting from
  operations ............................................     13,029             1,147             3,687             6,995
                                                            --------         ---------          --------         ---------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income ...................................         --                --            (3,687)           (6,995)
Net realized short-term gains ...........................         --                --                --                --
Net realized long-term gains ............................         --                --                --                --
                                                            --------         ---------          --------         ---------
Decrease in net assets from distributions to shareholders         --                --            (3,687)           (6,995)
                                                            --------         ---------          --------         ---------
FROM SHARE TRANSACTIONS
Sales of shares .........................................      3,500            11,584            54,197           106,260
Reinvestment of distributions ...........................         --                --             3,687             6,995
Proceeds in conjunction with Plan of Reorganization
  (See Note 11) .........................................         --            53,114                --                --
Shares repurchased ......................................    (15,898)          (23,495)          (55,605)         (102,528)
                                                            --------         ---------          --------         ---------
Increase (decrease) in net assets from share transactions    (12,398)           41,203             2,279            10,727
                                                            --------         ---------          --------         ---------
Net increase (decrease) in net assets ...................        631            42,350             2,279            10,727

NET ASSETS
Beginning of period .....................................     89,512            47,162           157,158           146,431
                                                            --------         ---------          --------         ---------
End of period ...........................................   $ 90,143         $  89,512          $159,437         $ 157,158
                                                            ========         =========          ========         =========
Undistributed net investment income / (accumulated net
  investment loss) ......................................   $   (312)        $      (2)               --                --


---------------------------------------------------------   --------------------------       -----------------------------
SHARES
Sales of shares .........................................        239               849             5,420            10,626
Reinvestment of distributions ...........................         --                --               368               699
Plan of Reorganization (See Note 11) ....................         --             3,950                --                --
Shares repurchased ......................................     (1,119)           (1,799)           (5,560)          (10,253)
                                                            --------         ---------          --------         ---------
Net Increase / (Decrease) ...............................       (880)            3,000               228             1,072
                                                            ========         =========          ========         =========



                                                               PHOENIX MULTI-SECTOR                   PHOENIX MULTI-SECTOR
                                                                FIXED INCOME SERIES                  SHORT TERM BOND SERIES
                                                         ----------------------------------    ----------------------------------
                                                           SIX MONTHS                            SIX MONTHS
                                                              ENDED           YEAR ENDED            ENDED           YEAR ENDED
                                                         JUNE 30, 2007    DECEMBER 31, 2006    JUNE 30, 2007    DECEMBER 31, 2006
                                                         -------------    -----------------    -------------    -----------------
                                                          (UNAUDITED)                           (UNAUDITED)
                                                         -------------                         ------------
FROM OPERATIONS
Net investment income (loss) ............................  $  6,611            $ 13,723          $  1,136            $  2,305
Net realized gain (loss) ................................       661                 494                44                (180)
Net change in unrealized appreciation (depreciation) ....    (3,826)              1,964              (297)                491
                                                           --------            --------          --------            --------
Increase (decrease) in net assets resulting from
  operations ............................................     3,446              16,181               883               2,616
                                                           --------            --------          --------            --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income ...................................    (3,630)            (13,054)             (523)             (2,137)
Net realized short-term gains ...........................        --                  --                --                  --
Net realized long-term gains ............................        --                  --                --                  --
                                                           --------            --------          --------            --------
Decrease in net assets from distributions to shareholders    (3,630)            (13,054)             (523)             (2,137)
                                                           --------            --------          --------            --------
FROM SHARE TRANSACTIONS
Sales of shares .........................................    12,023              26,788             3,525               7,878
Reinvestment of distributions ...........................     3,630              13,054               523               2,137
Proceeds in conjunction with Plan of Reorganization
  (See Note 11) .........................................        --                  --                --                  --
Shares repurchased ......................................   (17,664)            (36,316)           (6,572)            (11,365)
                                                           --------            --------          --------            --------
Increase (decrease) in net assets from share transactions    (2,011)              3,526            (2,524)             (1,350)
                                                           --------            --------          --------            --------
Net increase (decrease) in net assets ...................    (2,195)              6,653            (2,164)               (871)

NET ASSETS
Beginning of period .....................................   245,750             239,097            46,663              47,534
                                                           --------            --------          --------            --------
End of period ...........................................  $243,555            $245,750          $ 44,499            $ 46,663
                                                           ========            ========          ========            ========
Undistributed net investment income / (accumulated net
  investment loss) ......................................  $  3,792            $    811          $    822            $    209


---------------------------------------------------------  ----------------------------          ----------------------------
SHARES
Sales of shares .........................................     1,294               2,900               348                 790
Reinvestment of distributions ...........................       393               1,438                52                 216
Plan of Reorganization (See Note 11) ....................        --                  --                --                  --
Shares repurchased ......................................    (1,887)             (3,936)             (648)             (1,133)
                                                           --------            --------          --------            --------
Net Increase / (Decrease) ...............................      (200)                402              (248)               (127)
                                                           ========            ========          ========            ========

                        See Notes to Financial Statements

                                    64 and 65

                          THE PHOENIX EDGE SERIES FUND
                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

(REPORTED IN THOUSANDS)


                                                                            PHOENIX                        PHOENIX-ABERDEEN
                                                                 STRATEGIC ALLOCATION SERIES             INTERNATIONAL SERIES
                                                              ---------------------------------    ---------------------------------
                                                               SIX MONTHS                            SIX MONTHS
                                                                  ENDED          YEAR ENDED            ENDED           YEAR ENDED
                                                              JUNE 30, 2007   DECEMBER 31, 2006    JUNE 30, 2007   DECEMBER 31, 2006
                                                              -------------   -----------------    -------------   -----------------
                                                               (UNAUDITED)                          (UNAUDITED)
                                                              -------------                        -------------
FROM OPERATIONS
Net investment income (loss) ................................     $  3,893         $  8,740         $  6,412          $  5,009
Net realized gain (loss) ....................................        6,530           33,332            6,594            28,638
Net change in unrealized appreciation (depreciation) ........        2,583           (3,049)          27,864            28,384
                                                                  --------         --------         --------          --------
Increase (decrease) in net assets resulting from
  operations ................................................       13,006           39,023           40,870            62,031
                                                                  --------         --------         --------          --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income .......................................       (2,546)          (8,344)          (2,413)           (5,769)
Net realized short-term gains ...............................       (1,824)          (8,381)              --                --
Net realized long-term gains ................................       (2,121)         (30,264)              --                --
                                                                  --------         --------         --------          --------
Decrease in net assets from distributions to shareholders ...       (6,491)         (46,989)          (2,413)           (5,769)
                                                                  --------         --------         --------          --------
FROM SHARE TRANSACTIONS
Sales of shares .............................................        1,690            3,042           33,885            38,545
Reinvestment of distributions ...............................        6,491           46,989            2,413             5,769
Proceeds in conjunction with Plan of Reorganization
  (See Note 11) .............................................           --               --               --           175,010
Proceeds in conjunction with Plan of Reorganization
  (See Note 11) .............................................           --               --               --                --
Shares repurchased ..........................................      (36,911)         (78,662)         (25,674)          (44,939)
                                                                  --------         --------         --------          --------
Increase (decrease) in net assets from share transactions ...      (28,730)         (28,631)          10,624           174,385
                                                                  --------         --------         --------          --------
Net increase (decrease) in net assets .......................      (22,215)         (36,597)          49,081           230,647

NET ASSETS
Beginning of period .........................................      316,145          352,742          421,281           190,634
                                                                  --------         --------         --------          --------
End of period ...............................................     $293,930         $316,145         $470,362          $421,281
                                                                  ========         ========         ========          ========
Undistributed net investment income / (accumulated net
  investment loss) ..........................................     $  2,027         $    680         $  1,909          $ (2,090)


-------------------------------------------------------------     -------------------------         --------------------------
SHARES
Sales of shares .............................................          124              213            1,830             2,384
Reinvestment of distributions ...............................          478            3,519              126               358
Plan of Reorganization (See Note 11) ........................           --                --              --            10,427
Plan of Reorganization (See Note 11) ........................           --                --              --                --
Shares repurchased ..........................................       (2,715)          (5,565)          (1,386)           (2,843)
                                                                  --------         --------         --------          --------
Net Increase / (Decrease) ...................................       (2,113)          (1,833)             570            10,326
                                                                  ========         ========         ========          ========



                                                                        PHOENIX-ALGER                    PHOENIX-DUFF & PHELPS
                                                                   SMALL-CAP GROWTH SERIES           REAL ESTATE SECURITIES SERIES
                                                              ---------------------------------    ---------------------------------
                                                               SIX MONTHS                           SIX MONTHS
                                                                  ENDED           YEAR ENDED           ENDED           YEAR ENDED
                                                              JUNE 30, 2007   DECEMBER 31, 2006    JUNE 30, 2007   DECEMBER 31, 2006
                                                              -------------   -----------------    -------------   -----------------
                                                               (UNAUDITED)                          (UNAUDITED)
                                                              -------------                        -------------
FROM OPERATIONS
Net investment income (loss) ................................    $  (179)         $   (188)           $  2,008           $  2,226
Net realized gain (loss) ....................................      3,106             7,999               8,549             14,452
Net change in unrealized appreciation (depreciation) ........      3,637            (2,384)            (23,730)            34,308
                                                                 -------          --------            --------           --------
Increase (decrease) in net assets resulting from
  operations ................................................      6,564             5,427             (13,173)            50,986
                                                                 -------          --------            --------           --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income .......................................         --                --                (868)            (2,131)
Net realized short-term gains ...............................         --                --              (1,012)            (1,532)
Net realized long-term gains ................................     (5,373)               (6)             (2,651)           (11,648)
                                                                 -------          --------            --------           --------
Decrease in net assets from distributions to shareholders ...     (5,373)               (6)             (4,531)           (15,311)
                                                                 -------          --------            --------           --------
FROM SHARE TRANSACTIONS
Sales of shares .............................................      1,279             5,975               6,451             25,505
Reinvestment of distributions ...............................      5,373                 6               4,531             15,311
Proceeds in conjunction with Plan of Reorganization
  (See Note 11) .............................................         --            16,831                  --                 --
Proceeds in conjunction with Plan of Reorganization
  (See Note 11) .............................................         --            17,716                  --                 --
Shares repurchased ..........................................     (6,898)          (11,474)            (23,205)           (25,850)
                                                                 -------          --------            --------           --------
Increase (decrease) in net assets from share transactions ...       (246)           29,054             (12,223)            14,966
                                                                 -------          --------            --------           --------
Net increase (decrease) in net assets .......................        945            34,475             (29,927)            50,641

NET ASSETS
Beginning of period .........................................     57,653            23,178             187,922            137,281
                                                                 -------          --------            --------           --------
End of period ...............................................    $58,598          $ 57,653            $157,995           $187,922
                                                                 =======          ========            ========           ========
Undistributed net investment income / (accumulated net
  investment loss) ..........................................    $  (182)         $     (3)           $  1,235           $     95


-------------------------------------------------------------    -------------------------            ---------------------------
SHARES
Sales of shares .............................................         65               346                 171                776
Reinvestment of distributions ...............................        282                --++               140                446
Plan of Reorganization (See Note 11) ........................         --               932                  --                 --
Plan of Reorganization (See Note 11) ........................         --               981                  --                 --
Shares repurchased ..........................................       (351)             (652)               (640)              (780)
                                                                 -------          --------            --------           --------
Net Increase / (Decrease) ...................................         (4)            1,607                (329)               442
                                                                 =======          ========            ========           ========



                                                         PHOENIX-S&P DYNAMIC ASSET ALLOCATION   PHOENIX-S&P DYNAMIC ASSET ALLOCATION
                                                               SERIES: AGGRESSIVE GROWTH                   SERIES: GROWTH
                                                         ------------------------------------   ------------------------------------
                                                          SIX MONTHS        FROM INCEPTION       SIX MONTHS        FROM INCEPTION
                                                             ENDED        FEBRUARY 3, 2006 TO       ENDED        FEBRUARY 3, 2006 TO
                                                         JUNE 30, 2007     DECEMBER 31, 2006    JUNE 30, 2007     DECEMBER 31, 2006
                                                         -------------    -------------------   -------------    -------------------
                                                          (UNAUDITED)                            (UNAUDITED)
                                                         -------------                          -------------
FROM OPERATIONS
Net investment income (loss) ............................    $    31            $   112            $    87             $   153
Net realized gain (loss) ................................        152                (80)               227                (131)
Net change in unrealized appreciation (depreciation) ....        963                844                955                 848
                                                             -------            -------            -------             -------
Increase (decrease) in net assets resulting from
  operations ............................................      1,146                876              1,269                 870
                                                             -------            -------            -------             -------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income ...................................         (9)              (112)               (40)               (155)
Net realized short-term gains ...........................         --                 --                 --                  --
Net realized long-term gains ............................         --                 --                 --                  --
                                                             -------            -------            -------             -------
Decrease in net assets from distributions to shareholders         (9)              (112)               (40)               (155)
                                                             -------            -------            -------             -------
FROM SHARE TRANSACTIONS
Sales of shares .........................................      5,522             10,903             10,855              14,179
Reinvestment of distributions ...........................          9                112                 40                 155
Proceeds in conjunction with Plan of Reorganization
  (See Note 11) .........................................         --                 --                 --                  --
Proceeds in conjunction with Plan of Reorganization
  (See Note 11) .........................................         --                 --                 --                  --
Shares repurchased ......................................       (597)              (482)            (1,283)             (1,986)
                                                             -------            -------            -------             -------
Increase (decrease) in net assets from share transactions      4,934             10,533              9,612              12,348
                                                             -------            -------            -------             -------
Net increase (decrease) in net assets ...................      6,071             11,297             10,841              13,063

NET ASSETS
Beginning of period .....................................     11,297                 --             13,063                  --
                                                             -------            -------            -------             -------
End of period ...........................................    $17,368            $11,297            $23,904             $13,063
                                                             =======            =======            =======             =======
Undistributed net investment income / (accumulated net
  investment loss) ......................................    $    21            $    (1)           $    46             $    (1)


---------------------------------------------------------    --------------------------            ---------------------------
SHARES
Sales of shares .........................................        476              1,049                968               1,386
Reinvestment of distributions ...........................          1                 10                  4                  14
Plan of Reorganization (See Note 11) ....................         --                 --                 --                  --
Plan of Reorganization (See Note 11) ....................         --                 --                 --                  --
Shares repurchased ......................................        (52)               (45)              (115)               (198)
                                                             -------            -------            -------             -------
Net Increase / (Decrease) ...............................        425              1,014                857               1,202
                                                             =======            =======            =======             =======

++ Amount is less than 1,000 shares.

                        See Notes to Financial Statements

                                   66 and 67

                          THE PHOENIX EDGE SERIES FUND
                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)


(REPORTED IN THOUSANDS)


                                                          PHOENIX-S&P DYNAMIC ASSET ALLOCATION  PHOENIX-S&P DYNAMIC ASSET ALLOCATION
                                                                 SERIES: MODERATE GROWTH                SERIES: MODERATE
                                                          ------------------------------------  ------------------------------------
                                                           SIX MONTHS        FROM INCEPTION      SIX MONTHS        FROM INCEPTION
                                                              ENDED        FEBRUARY 3, 2006 TO      ENDED        FEBRUARY 3, 2006 TO
                                                          JUNE 30, 2007     DECEMBER 31, 2006   JUNE 30, 2007     DECEMBER 31, 2006
                                                          -------------    -------------------  -------------    -------------------
                                                           (UNAUDITED)                           (UNAUDITED)
                                                          -------------                         -------------
FROM OPERATIONS
Net investment income (loss) .............................   $    76             $  116             $   37              $   55
Net realized gain (loss) .................................       208                (27)                92                 (12)
Net change in unrealized appreciation (depreciation) .....       432                484                 26                 120
                                                             -------             ------             ------              ------
Increase (decrease) in net assets resulting from
  operations .............................................       716                573                155                 163
                                                             -------             ------             ------              ------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income ....................................       (39)              (117)               (17)                (57)
Net realized short-term gains ............................        --                (18)                --                  --
Net realized long-term gains .............................        --                 --                 --                  --
                                                             -------             ------             ------              ------
Decrease in net assets from distributions to shareholders        (39)              (135)               (17)                (57)
                                                             -------             ------             ------              ------
FROM SHARE TRANSACTIONS
Sales of shares ..........................................     5,641              9,318              1,544               3,949
Reinvestment of distributions ............................        39                135                 17                  57
Proceeds in conjunction with Plan of Reorganization
  (See Note 11) ..........................................        --                 --                 --                  --
Proceeds in conjunction with Plan of Reorganization
  (See Note 11) ..........................................        --                 --                 --                  --
Shares repurchased .......................................      (696)              (527)              (960)               (251)
                                                             -------             ------             ------              ------
Increase (decrease) in net assets from share transactions      4,984              8,926                601               3,755
                                                             -------             ------             ------              ------
Net increase (decrease) in net assets ....................     5,661              9,364                739               3,861

NET ASSETS
Beginning of period ......................................     9,364                 --              3,861                  --
                                                             -------             ------             ------              ------
End of period ............................................   $15,025             $9,364             $4,600              $3,861
                                                             =======             ======             ======              ======
Undistributed net investment income / (accumulated net
  investment loss) .......................................   $    36             $   (1)            $   19              $   (1)


----------------------------------------------------------   --------------------------             --------------------------
SHARES
Sales of shares ..........................................       514                913                145                 390
Reinvestment of distributions ............................         3                 13                  2                   5
Plan of Reorganization (See Note 11) .....................        --                 --                 --                  --
Plan of Reorganization (See Note 11) .....................        --                 --                 --                  --
Shares repurchased .......................................       (62)               (52)               (91)                (25)
                                                             -------             ------             ------              ------
Net Increase / (Decrease) ................................       455                874                 56                 370
                                                             =======             ======             ======              ======



                                                              PHOENIX-SANFORD BERNSTEIN          PHOENIX-SANFORD BERNSTEIN
                                                                MID-CAP VALUE SERIES              SMALL-CAP VALUE SERIES
                                                          ---------------------------------   --------------------------------
                                                           SIX MONTHS                          SIX MONTHS
                                                              ENDED          YEAR ENDED           ENDED         YEAR ENDED
                                                          JUNE 30, 2007   DECEMBER 31, 2006   JUNE 30, 2007  DECEMBER 31, 2006
                                                          -------------   -----------------   -------------  -----------------
                                                           (UNAUDITED)                         (UNAUDITED)
                                                          -------------                       -------------
FROM OPERATIONS
Net investment income (loss) .............................  $    111         $    584           $     7          $    163
Net realized gain (loss) .................................     8,153           15,189             6,014            11,140
Net change in unrealized appreciation (depreciation) .....    11,271            1,664             3,508               468
                                                            --------         --------           -------          --------
Increase (decrease) in net assets resulting from
  operations .............................................    19,535           17,437             9,529            11,771
                                                            --------         --------           -------          --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income ....................................      (199)            (525)               --              (171)
Net realized short-term gains ............................    (1,092)            (539)             (407)             (675)
Net realized long-term gains .............................    (2,384)         (15,382)           (1,121)          (11,125)
                                                            --------         --------           -------          --------
Decrease in net assets from distributions to shareholders     (3,675)         (16,446)           (1,528)          (11,971)
                                                            --------         --------           -------          --------
FROM SHARE TRANSACTIONS
Sales of shares ..........................................    15,884           12,846             4,422            10,538
Reinvestment of distributions ............................     3,675           16,446             1,528            11,971
Proceeds in conjunction with Plan of Reorganization
  (See Note 11) ..........................................        --               --                --                --
Proceeds in conjunction with Plan of Reorganization
  (See Note 11) ..........................................        --               --                --                --
Shares repurchased .......................................    (6,503)         (20,421)           (5,859)          (11,960)
                                                            --------         --------           -------          --------
Increase (decrease) in net assets from share transactions     13,056            8,871                91            10,549
                                                            --------         --------           -------          --------
Net increase (decrease) in net assets ....................    28,916            9,862             8,092            10,349

NET ASSETS
Beginning of period ......................................   131,717          121,855            82,771            72,422
                                                            --------         --------           -------          --------
End of period ............................................  $160,633         $131,717           $90,863          $ 82,771
                                                            ========         ========           =======          ========
Undistributed net investment income / (accumulated net
  investment loss) .......................................  $     58         $    146           $    10          $      3


----------------------------------------------------------  -------------------------           -------------------------
SHARES
Sales of shares ..........................................     1,037              872               248               579
Reinvestment of distributions ............................       233            1,157                82               694
Plan of Reorganization (See Note 11) .....................        --               --                --                --
Plan of Reorganization (See Note 11) .....................        --               --                --                --
Shares repurchased .......................................      (427)          (1,398)             (323)             (668)
                                                            --------         --------           -------          --------
Net Increase / (Decrease) ................................       843              631                 7               605
                                                            ========         ========           =======          ========



                                                                  PHOENIX-VAN KAMPEN                       PHOENIX-VAN KAMPEN
                                                                    COMSTOCK SERIES                     EQUITY 500 INDEX SERIES
                                                          -----------------------------------     ----------------------------------
                                                           SIX MONTHS                              SIX MONTHS
                                                              ENDED             YEAR ENDED            ENDED           YEAR ENDED
                                                          JUNE 30, 2007     DECEMBER 31, 2006     JUNE 30, 2007    DECEMBER 31, 2006
                                                          -------------     -----------------     -------------    -----------------
                                                           (UNAUDITED)                             (UNAUDITED)
                                                          -------------                           -------------
FROM OPERATIONS
Net investment income (loss) .............................  $    888             $ 1,586           $    904            $  1,471
Net realized gain (loss) .................................     2,675              20,003              1,736              10,145
Net change in unrealized appreciation (depreciation) .....     2,819              (1,469)             6,200               3,194
                                                            --------            --------           --------            --------
Increase (decrease) in net assets resulting from
  operations .............................................     6,382              20,120              8,840              14,810
                                                            --------            --------           --------            --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income ....................................      (433)             (1,756)              (502)             (1,455)
Net realized short-term gains ............................      (505)             (3,621)                --                  --
Net realized long-term gains .............................      (801)            (13,694)                --                  --
                                                            --------            --------           --------            --------
Decrease in net assets from distributions to shareholders     (1,739)            (19,071)              (502)             (1,455)
                                                            --------            --------           --------            --------
FROM SHARE TRANSACTIONS
Sales of shares ..........................................     5,752               5,309              3,679               2,065
Reinvestment of distributions ............................     1,739              19,071                502               1,455
Proceeds in conjunction with Plan of Reorganization
  (See Note 11) ..........................................        --                  --                 --              21,818
Proceeds in conjunction with Plan of Reorganization
  (See Note 11) ..........................................        --                 --                  --              22,250
Shares repurchased .......................................   (15,416)            (23,936)           (16,683)            (23,655)
                                                            --------            --------           --------            --------
Increase (decrease) in net assets from share transactions     (7,925)                444            (12,502)             23,933
                                                            --------            --------           --------            --------
Net increase (decrease) in net assets ....................    (3,282)              1,493             (4,164)             37,288

NET ASSETS
Beginning of period ......................................   108,209             106,716            142,346             105,058
                                                            --------            --------           --------            --------
End of period ............................................  $104,927            $108,209           $138,182            $142,346
                                                            ========            ========           ========            ========
Undistributed net investment income / (accumulated net
  investment loss) .......................................  $    461            $      6           $    515            $    113


----------------------------------------------------------  ----------------------------           ----------------------------
SHARES
Sales of shares ..........................................       413                 353                276                 175
Reinvestment of distributions ............................       121               1,382                 37                 121
Plan of Reorganization (See Note 11) .....................        --                  --                 --               1,758
Plan of Reorganization (See Note 11) .....................        --                  --                 --               1,793
Shares repurchased .......................................    (1,094)             (1,614)            (1,276)             (1,979)
                                                            --------            --------           --------            --------
Net Increase / (Decrease) ................................      (560)                121               (963)              1,868
                                                            ========            ========           ========            ========

                        See Notes to Financial Statements

                                    68 and 69

                          THE PHOENIX EDGE SERIES FUND
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                            NET                      NET                    DIVIDENDS   DISTRIBUTIONS
                                           ASSET        NET       REALIZED       TOTAL        FROM          FROM
                                           VALUE    INVESTMENT       AND         FROM          NET           NET
                                         BEGINNING    INCOME     UNREALIZED   INVESTMENT   INVESTMENT     REALIZED         TOTAL
                                         OF PERIOD    (LOSS)     GAIN/(LOSS)  OPERATIONS     INCOME         GAINS      DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
-----------------------------
PHOENIX CAPITAL GROWTH SERIES
-----------------------------
Six Months Ended June 30, 2007 (Unaudited) $15.21    $ 0.02(1)     $ 1.32       $ 1.34       $(0.01)     $   --            $(0.01)
12/31/06                                    14.77      0.04(1)       0.43         0.47        (0.03)         --             (0.03)
12/31/05                                    14.25      0.01(1)       0.52         0.53        (0.01)         --             (0.01)
12/31/04                                    13.69      0.11          0.57         0.68        (0.12)         --             (0.12)
12/31/03                                    10.84      0.01          2.85         2.86        (0.01)         --             (0.01)
12/31/02                                    14.41      0.01         (3.58)       (3.57)          --          --                --

--------------------------------
PHOENIX GROWTH AND INCOME SERIES
--------------------------------
Six Months Ended June 30, 2007 (Unaudited) $14.51    $ 0.08(1)     $ 0.92       $ 1.00       $(0.04)     $   --            $(0.04)
12/31/06                                    12.52      0.16(1)       1.98         2.14        (0.15)         --             (0.15)
12/31/05                                    12.07      0.13(1)       0.45         0.58        (0.13)         --             (0.13)
12/31/04                                    11.06      0.13(1)       1.02         1.15        (0.14)         --             (0.14)
12/31/03                                     8.77      0.11          2.29         2.40        (0.11)         --             (0.11)
12/31/02                                    11.42      0.08         (2.65)       (2.57)       (0.08)         --             (0.08)

-----------------------------
PHOENIX MID-CAP GROWTH SERIES
-----------------------------
Six Months Ended June 30, 2007 (Unaudited) $13.46    $(0.05)(1)    $ 2.21       $ 2.16       $   --      $   --            $   --
12/31/06                                    12.93     (0.09)(1)      0.62         0.53           --          --                --
12/31/05                                    12.41     (0.09)(1)      0.61         0.52           --          --                --
12/31/04                                    11.63     (0.06)(1)      0.84         0.78           --          --                --
12/31/03                                     9.03     (0.07)(1)      2.67         2.60           --          --                --
12/31/02                                    13.37     (0.07)(1)     (4.27)       (4.34)          --          --                --

---------------------------
PHOENIX MONEY MARKET SERIES
---------------------------
Six Months Ended June 30, 2007 (Unaudited) $10.00    $ 0.23(1)     $   --       $ 0.23       $(0.23)     $   --            $(0.23)
12/31/06                                    10.00      0.43            --         0.43        (0.43)         --             (0.43)
12/31/05                                    10.00      0.26            --         0.26        (0.26)         --             (0.26)
12/31/04                                    10.00      0.08            --         0.08        (0.08)         --             (0.08)
12/31/03                                    10.00      0.07            --         0.07        (0.07)         --             (0.07)
12/31/02                                    10.00      0.14            --         0.14        (0.14)         --             (0.14)

----------------------------------------
PHOENIX MULTI-SECTOR FIXED INCOME SERIES
----------------------------------------
Six Months Ended June 30, 2007 (Unaudited) $ 9.25    $ 0.25(1)     $(0.12)      $ 0.13       $(0.14)     $   --            $(0.14)
12/31/06                                     9.14      0.52(1)       0.09         0.61        (0.50)         --             (0.50)
12/31/05                                     9.43      0.50(1)      (0.34)        0.16        (0.45)         --             (0.45)
12/31/04                                     9.39      0.55          0.07         0.62        (0.58)         --             (0.58)
12/31/03(5)                                  8.76      0.58          0.66         1.24        (0.61)         --             (0.61)
12/31/02                                     8.55      0.61          0.22         0.83        (0.62)         --             (0.62)

-------------------------------------------
PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
-------------------------------------------
Six Months Ended June 30, 2007 (Unaudited) $10.01    $ 0.25(1)     $(0.05)      $ 0.20       $(0.12)     $   --            $(0.12)
12/31/06                                     9.93      0.49(1)       0.06         0.55        (0.47)         --             (0.47)
12/31/05                                    10.16      0.45(1)      (0.31)        0.14        (0.37)         --             (0.37)
12/31/04                                    10.05      0.42          0.11         0.53        (0.42)         --             (0.42)
6/2/03 - 12/31/03                           10.00      0.24          0.05         0.29        (0.24)         --             (0.24)



                                                         NET                     NET
                                          CHANGE        ASSET                   ASSETS
                                            IN          VALUE                   END OF
                                         NET ASSET     END OF      TOTAL        PERIOD
                                           VALUE       PERIOD     RETURN         (000)
-----------------------------------------------------------------------------------------
-----------------------------
PHOENIX CAPITAL GROWTH SERIES
-----------------------------
Six Months Ended June 30, 2007 (Unaudited) $ 1.33      $16.54       8.80%(3)   $426,799
12/31/06                                     0.44       15.21       3.22        435,126
12/31/05                                     0.52       14.77       3.71        462,402
12/31/04                                     0.56       14.25       4.97        565,515
12/31/03                                     2.85       13.69      26.49        632,025
12/31/02                                    (3.57)      10.84     (24.81)       571,076

--------------------------------
PHOENIX GROWTH AND INCOME SERIES
--------------------------------
Six Months Ended June 30, 2007 (Unaudited) $ 0.96      $15.47       6.86%(3)   $173,990
12/31/06                                     1.99       14.51      17.18        167,529
12/31/05                                     0.45       12.52       4.80        141,038
12/31/04                                     1.01       12.07      10.48        149,609
12/31/03                                     2.29       11.06      27.46        107,718
12/31/02                                    (2.65)       8.77     (22.51)        80,824

-----------------------------
PHOENIX MID-CAP GROWTH SERIES
-----------------------------
Six Months Ended June 30, 2007 (Unaudited) $ 2.16      $15.62      16.06%(3)   $ 90,143
12/31/06                                     0.53       13.46       4.13         89,512
12/31/05                                     0.52       12.93       4.18         47,162
12/31/04                                     0.78       12.41       6.72         62,681
12/31/03                                     2.60       11.63      28.83         61,294
12/31/02                                    (4.34)       9.03     (32.50)        48,149

---------------------------
PHOENIX MONEY MARKET SERIES
---------------------------
Six Months Ended June 30, 2007 (Unaudited) $   --      $10.00       2.36%(3)   $159,437
12/31/06                                       --       10.00       4.41        157,158
12/31/05                                       --       10.00       2.58        146,431
12/31/04                                       --       10.00       0.79        156,996
12/31/03                                       --       10.00       0.68        202,644
12/31/02                                       --       10.00       1.42        255,759

----------------------------------------
PHOENIX MULTI-SECTOR FIXED INCOME SERIES
----------------------------------------
Six Months Ended June 30, 2007 (Unaudited) $(0.01)     $ 9.24       1.43%(3)   $243,555
12/31/06                                     0.11        9.25       6.84        245,750
12/31/05                                    (0.29)       9.14       1.78        239,097
12/31/04                                     0.04        9.43       6.84        249,885
12/31/03(5)                                  0.63        9.39      14.58        198,502
12/31/02                                     0.21        8.76      10.00        178,990

-------------------------------------------
PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
-------------------------------------------
Six Months Ended June 30, 2007 (Unaudited) $ 0.08      $10.09       1.92%(3)   $ 44,499
12/31/06                                     0.08       10.01       5.71         46,663
12/31/05                                    (0.23)       9.93       1.36         47,534
12/31/04                                     0.11       10.16       5.34         36,136
6/2/03 - 12/31/03                            0.05       10.05       2.96(3)      21,348



                                                                           NET
                                               NET           GROSS      INVESTMENT
                                            OPERATING      OPERATING      INCOME        PORTFOLIO
                                            EXPENSES       EXPENSES       (LOSS)        TURNOVER
-------------------------------------------------------------------------------------------------
-----------------------------
PHOENIX CAPITAL GROWTH SERIES
-----------------------------
Six Months Ended June 30, 2007 (Unaudited)     0.90%(2)       0.90%(2)     0.20%(2)          42%(3)
12/31/06                                       0.92           0.92         0.25             182
12/31/05                                       0.89           0.89         0.06              73
12/31/04                                       0.87           0.87         0.72              50
12/31/03                                       0.85           0.85         0.07              41
12/31/02                                       0.75           0.75         0.08             115

--------------------------------
PHOENIX GROWTH AND INCOME SERIES
--------------------------------
Six Months Ended June 30, 2007 (Unaudited)     0.85%(2)       0.94%(2)     1.01%(2)          18%(3)
12/31/06                                       0.91(4)        0.97         1.17              37
12/31/05                                       0.95           0.99         1.04              44
12/31/04                                       0.95           0.98         1.13              58
12/31/03                                       0.95           1.01         1.18              55
12/31/02                                       0.93           0.95         0.79              60

-----------------------------
PHOENIX MID-CAP GROWTH SERIES
-----------------------------
Six Months Ended June 30, 2007 (Unaudited)     1.04%(2)       1.04%(2)    (0.72)%(2)         46%(3)
12/31/06                                       1.13(4)        1.14        (0.72)             80
12/31/05                                       1.15           1.21        (0.76)            178
12/31/04                                       1.15           1.18        (0.53)            175
12/31/03                                       1.15           1.16        (0.67)            174
12/31/02                                       1.11           1.14        (0.62)            128

---------------------------
PHOENIX MONEY MARKET SERIES
---------------------------
Six Months Ended June 30, 2007 (Unaudited)     0.55%(2)       0.55%(2)     4.68%(2)         N/A
12/31/06                                       0.65           0.66         4.35             N/A
12/31/05                                       0.65           0.66         2.54             N/A
12/31/04                                       0.64           0.64         0.77             N/A
12/31/03                                       0.59           0.59         0.69             N/A
12/31/02                                       0.56           0.56         1.41             N/A

----------------------------------------
PHOENIX MULTI-SECTOR FIXED INCOME SERIES
----------------------------------------
Six Months Ended June 30, 2007 (Unaudited)     0.73%(2)       0.73%(2)     5.43%(2)          47%(3)
12/31/06                                       0.74           0.74         5.60              90
12/31/05                                       0.75           0.75         5.37              91
12/31/04                                       0.73           0.73         5.68             100
12/31/03(5)                                    0.74           0.74         6.35             156
12/31/02                                       0.69           0.69         7.05             168

-------------------------------------------
PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
-------------------------------------------
Six Months Ended June 30, 2007 (Unaudited)     0.70%(2)       0.77%(2)     4.99%(2)          36%(3)
12/31/06                                       0.70           0.88         4.92              87
12/31/05                                       0.70           0.98         4.45              91
12/31/04                                       0.51(4)        1.08         4.37              79
6/2/03 - 12/31/03                              0.20(2)(4)     1.54(2)      4.90(2)           50(3)

                       See Notes to Financial Statements

                                    70 and 71

                          THE PHOENIX EDGE SERIES FUND
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                            NET                      NET                    DIVIDENDS   DISTRIBUTIONS
                                           ASSET        NET       REALIZED       TOTAL        FROM          FROM
                                           VALUE    INVESTMENT       AND         FROM          NET           NET
                                         BEGINNING    INCOME     UNREALIZED   INVESTMENT   INVESTMENT     REALIZED         TOTAL
                                         OF PERIOD    (LOSS)     GAIN/(LOSS)  OPERATIONS     INCOME         GAINS      DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------
PHOENIX STRATEGIC ALLOCATION SERIES
-----------------------------------
Six Months Ended June 30, 2007 (Unaudited) $13.30    $ 0.17(1)     $ 0.41       $ 0.58       $(0.12)     $(0.19)           $(0.31)
12/31/06                                    13.78      0.38(1)       1.31         1.69        (0.38)      (1.79)            (2.17)
12/31/05                                    14.24      0.34(1)      (0.08)        0.26        (0.33)      (0.39)            (0.72)
12/31/04                                    13.96      0.37          0.65         1.02        (0.37)      (0.37)            (0.74)
12/31/03(6)                                 11.95      0.33          2.02         2.35        (0.34)         --             (0.34)
12/31/02                                    13.92      0.35         (1.96)       (1.61)       (0.36)         --             (0.36)

-------------------------------------
PHOENIX-ABERDEEN INTERNATIONAL SERIES
-------------------------------------
Six Months Ended June 30, 2007 (Unaudited) $17.80    $ 0.27(1)     $ 1.44       $ 1.71       $(0.10)     $   --            $(0.10)
12/31/06                                    14.29      0.33(1)       3.53         3.86        (0.35)         --             (0.35)
12/31/05                                    12.54      0.46(1)       1.86         2.32        (0.57)         --             (0.57)
12/31/04                                    10.66      0.23          1.96         2.19        (0.31)         --             (0.31)
12/31/03                                     8.24      0.18          2.41         2.59        (0.17)         --             (0.17)
12/31/02                                     9.78      0.12         (1.56)       (1.44)       (0.10)         --             (0.10)

-------------------------------------
PHOENIX-ALGER SMALL-CAP GROWTH SERIES
-------------------------------------
Six Months Ended June 30, 2007 (Unaudited) $18.65    $(0.06)(1)    $ 2.30       $ 2.24       $   --      $(1.91)           $(1.91)
12/31/06                                    15.61     (0.10)(1)      3.14         3.04           --          --                --
12/31/05                                    14.72     (0.08)(1)      2.38         2.30           --       (1.41)            (1.41)
12/31/04                                    14.64     (0.11)(1)      0.42         0.31           --       (0.23)            (0.23)
12/31/03                                    10.08     (0.10)(1)      5.49         5.39           --       (0.83)            (0.83)
From Inception 8/12/02 - 12/31/02           10.00     (0.02)(1)      0.10         0.08           --          --                --

---------------------------------------------------
PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
---------------------------------------------------
Six Months Ended June 30, 2007 (Unaudited) $35.60    $ 0.39(1)     $(3.13)      $(2.74)      $(0.18)     $(0.76)           $(0.94)
12/31/06                                    28.38      0.45(1)       9.90        10.35        (0.44)      (2.69)            (3.13)
12/31/05                                    26.39      0.44(1)       3.46         3.90        (0.44)      (1.47)            (1.91)
12/31/04                                    21.85      0.56          6.87         7.43        (0.59)      (2.30)            (2.89)
12/31/03                                    16.85      0.64          5.67         6.31        (0.66)      (0.65)            (1.31)
12/31/02                                    15.70      0.63(7)       1.26         1.89        (0.65)      (0.09)            (0.74)

--------------------------------------------------------------
PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: AGGRESSIVE GROWTH
--------------------------------------------------------------
Six Months Ended June 30, 2007 (Unaudited) $11.15    $ 0.02(1)     $ 0.91       $ 0.93       $(0.01)     $   --            $(0.01)
From Inception 2/3/06 - 12/31/06            10.00      0.11          1.15         1.26        (0.11)         --             (0.11)

---------------------------------------------------
PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: GROWTH
---------------------------------------------------
Six Months Ended June 30, 2007 (Unaudited) $10.87    $ 0.05(1)     $ 0.71       $ 0.76       $(0.02)     $   --            $(0.02)
From Inception 2/3/06 - 12/31/06            10.00      0.13          0.87         1.00        (0.13)         --             (0.13)

------------------------------------------------------------
PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: MODERATE GROWTH
------------------------------------------------------------
Six Months Ended June 30, 2007 (Unaudited) $10.72    $ 0.07(1)     $ 0.56       $ 0.63       $(0.03)     $   --            $(0.03)
From Inception 2/3/06 - 12/31/06            10.00      0.14          0.74         0.88        (0.14)      (0.02)            (0.16)

-----------------------------------------------------
PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: MODERATE
-----------------------------------------------------
Six Months Ended June 30, 2007 (Unaudited) $10.41    $ 0.10(1)     $ 0.31       $ 0.41       $(0.04)     $   --            $(0.04)
From Inception 2/3/06 - 12/31/06            10.00      0.15          0.42         0.57        (0.16)         --             (0.16)



                                                         NET                     NET
                                          CHANGE        ASSET                   ASSETS
                                            IN          VALUE                   END OF         NET
                                         NET ASSET     END OF      TOTAL        PERIOD      OPERATING
                                           VALUE       PERIOD     RETURN         (000)      EXPENSES
----------------------------------------------------------------------------------------------------------
-----------------------------------
PHOENIX STRATEGIC ALLOCATION SERIES
-----------------------------------
Six Months Ended June 30, 2007 (Unaudited) $ 0.27      $13.57       4.35%(3)   $293,930        0.83%(2)
12/31/06                                    (0.48)      13.30      12.69        316,145        0.83
12/31/05                                    (0.46)      13.78       1.79        352,742        0.79
12/31/04                                     0.28       14.24       7.46        427,843        0.78
12/31/03(6)                                  2.01       13.96      19.87        468,630        0.77
12/31/02                                    (1.97)      11.95     (11.58)       444,017        0.70

-------------------------------------
PHOENIX-ABERDEEN INTERNATIONAL SERIES
-------------------------------------
Six Months Ended June 30, 2007 (Unaudited) $ 1.61      $19.41       9.59%(3)   $470,362        0.97%(2)
12/31/06                                     3.51       17.80      27.37        421,281        1.01
12/31/05                                     1.75       14.29      18.57        190,634        1.06
12/31/04                                     1.88       12.54      20.78        180,668        1.05
12/31/03                                     2.42       10.66      31.86        145,580        1.07
12/31/02                                    (1.54)       8.24     (14.81)       113,174        1.05

-------------------------------------
PHOENIX-ALGER SMALL-CAP GROWTH SERIES
-------------------------------------
Six Months Ended June 30, 2007 (Unaudited) $ 0.33      $18.98      11.99%(3)   $ 58,598        1.00%(2)
12/31/06                                     3.04       18.65      19.45         57,653        1.00
12/31/05                                     0.89       15.61      15.64         23,178        1.00
12/31/04                                     0.08       14.72       2.12         19,561        1.00
12/31/03                                     4.56       14.64      53.38         13,026        1.00
From Inception 8/12/02 - 12/31/02            0.08       10.08       0.85(3)       1,972        1.00(2)

---------------------------------------------------
PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
---------------------------------------------------
Six Months Ended June 30, 2007 (Unaudited) $(3.68)     $31.92      (7.74)%(3)  $157,995        0.97%(2)
12/31/06                                     7.22       35.60      37.07        187,922        1.02
12/31/05                                     1.99       28.38      15.10        137,281        1.03
12/31/04                                     4.54       26.39      34.69        121,985        1.04
12/31/03                                     5.00       21.85      38.27         87,376        1.07
12/31/02                                     1.15       16.85      12.08         63,452        1.09

--------------------------------------------------------------
PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: AGGRESSIVE GROWTH
--------------------------------------------------------------
Six Months Ended June 30, 2007 (Unaudited) $ 0.92      $12.07       8.35%(3)   $ 17,368        0.70%(2)
From Inception 2/3/06 - 12/31/06             1.15       11.15      12.61(3)      11,297        0.70(2)

---------------------------------------------------
PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: GROWTH
---------------------------------------------------
Six Months Ended June 30, 2007 (Unaudited) $ 0.74      $11.61       7.03%(3)   $ 23,904        0.70%(2)
From Inception 2/3/06 - 12/31/06             0.87       10.87       9.98(3)      13,063        0.70(2)

------------------------------------------------------------
PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: MODERATE GROWTH
------------------------------------------------------------
Six Months Ended June 30, 2007 (Unaudited) $ 0.60      $11.32       5.83%(3)   $ 15,025        0.70%(2)
From Inception 2/3/06 - 12/31/06             0.72       10.72       8.78(3)       9,364        0.70(2)

-----------------------------------------------------
PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: MODERATE
-----------------------------------------------------
Six Months Ended June 30, 2007 (Unaudited) $ 0.37      $10.78       3.86%(3)   $  4,600        0.70%(2)
From Inception 2/3/06 - 12/31/06             0.41       10.41       5.69(3)       3,861        0.70(2)




                                                          NET
                                            GROSS      INVESTMENT
                                          OPERATING      INCOME        PORTFOLIO
                                          EXPENSES       (LOSS)        TURNOVER
--------------------------------------------------------------------------------
-----------------------------------
PHOENIX STRATEGIC ALLOCATION SERIES
-----------------------------------
Six Months Ended June 30, 2007 (Unaudited)   0.83%(2)     2.57%(2)          24%(3)
12/31/06                                     0.84         2.66              86
12/31/05                                     0.79         2.39              62
12/31/04                                     0.78         2.44              65
12/31/03(6)                                  0.77         2.54              87
12/31/02                                     0.70         2.73              78

-------------------------------------
PHOENIX-ABERDEEN INTERNATIONAL SERIES
-------------------------------------
Six Months Ended June 30, 2007 (Unaudited)   0.97%(2)     2.92%(2)           9%(3)
12/31/06                                     1.01         2.06              56
12/31/05                                     1.06         3.56              44
12/31/04                                     1.05         2.12              48
12/31/03                                     1.07         1.99              39
12/31/02                                     1.05         1.18              34

-------------------------------------
PHOENIX-ALGER SMALL-CAP GROWTH SERIES
-------------------------------------
Six Months Ended June 30, 2007 (Unaudited)   1.12%(2)    (0.62)%(2)         32%(3)
12/31/06                                     1.27        (0.59)            147
12/31/05                                     1.65        (0.54)            182
12/31/04                                     1.74        (0.75)            200
12/31/03                                     3.49        (0.75)            180
From Inception 8/12/02 - 12/31/02            9.33(2)     (0.62)(2)          62

---------------------------------------------------
PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
---------------------------------------------------
Six Months Ended June 30, 2007 (Unaudited)   0.97%(2)     2.15%(2)          15%(3)
12/31/06                                     1.02         1.37              28
12/31/05                                     1.03         1.62              26
12/31/04                                     1.04         2.39              27
12/31/03                                     1.12         4.72              27
12/31/02                                     1.16         3.96              27

--------------------------------------------------------------
PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: AGGRESSIVE GROWTH
--------------------------------------------------------------
Six Months Ended June 30, 2007 (Unaudited)   1.08%(2)     0.43%(2)          49%(3)
From Inception 2/3/06 - 12/31/06             1.67(2)      2.26(2)          110(3)

---------------------------------------------------
PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: GROWTH
---------------------------------------------------
Six Months Ended June 30, 2007 (Unaudited)   1.07%(2)     0.94%(2)          66%(3)
From Inception 2/3/06 - 12/31/06             1.58(2)      2.61(2)          125(3)

------------------------------------------------------------
PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: MODERATE GROWTH
------------------------------------------------------------
Six Months Ended June 30, 2007 (Unaudited)   1.14%(2)     1.23%(2)          77%(3)
From Inception 2/3/06 - 12/31/06             1.99(2)      3.20(2)          106(3)

-----------------------------------------------------
PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: MODERATE
-----------------------------------------------------
Six Months Ended June 30, 2007 (Unaudited)   1.56%(2)     1.81%(2)          94%(3)
From Inception 2/3/06 - 12/31/06             3.10(2)      3.58(2)           81(3)

                       See Notes to Financial Statements

                                   72 and 73

                          THE PHOENIX EDGE SERIES FUND
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                            NET                      NET                    DIVIDENDS   DISTRIBUTIONS
                                           ASSET        NET       REALIZED       TOTAL        FROM          FROM
                                           VALUE    INVESTMENT       AND         FROM          NET           NET
                                         BEGINNING    INCOME     UNREALIZED   INVESTMENT   INVESTMENT     REALIZED         TOTAL
                                         OF PERIOD    (LOSS)     GAIN/(LOSS)  OPERATIONS     INCOME         GAINS      DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------
PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
----------------------------------------------
Six Months Ended June 30, 2007 (Unaudited) $14.12    $ 0.01(1)     $ 2.04       $ 2.05       $(0.02)      $(0.35)         $(0.37)
12/31/06                                    14.01      0.07(1)       1.98         2.05        (0.06)       (1.88)          (1.94)
12/31/05                                    14.02      0.01(1)       1.08         1.09        (0.02)       (1.08)          (1.10)
12/31/04                                    12.54      0.02          2.51         2.53        (0.02)       (1.03)          (1.05)
12/31/03                                     9.20      0.03          3.72         3.75        (0.02)       (0.39)          (0.41)
12/31/02                                    10.97      0.10         (1.02)       (0.92)       (0.10)       (0.75)          (0.85)

------------------------------------------------
PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES
------------------------------------------------
Six Months Ended June 30, 2007 (Unaudited) $17.03    $   --(8)     $ 1.96       $ 1.96       $   --       $(0.32)         $(0.32)
12/31/06                                    17.02      0.04(1)       2.77         2.81        (0.04)       (2.76)          (2.80)
12/31/05                                    16.74     (0.03)(1)      1.28         1.25           --        (0.97)          (0.97)
12/31/04                                    14.84     (0.03)(1)      3.39         3.36           --        (1.46)          (1.46)
12/31/03                                    10.50      0.02(1)       4.57         4.59           --        (0.25)          (0.25)
12/31/02                                    12.08      0.06         (1.09)       (1.03)       (0.06)       (0.49)          (0.55)

----------------------------------
PHOENIX-VAN KAMPEN COMSTOCK SERIES
----------------------------------
Six Months Ended June 30, 2007 (Unaudited) $13.71    $ 0.12(1)     $ 0.73       $ 0.85       $(0.06)      $(0.18)         $(0.24)
12/31/06                                    13.73      0.22(1)       2.65         2.87        (0.26)       (2.63)          (2.89)
12/31/05                                    13.18      0.16(1)       0.55         0.71        (0.16)          --           (0.16)
12/31/04                                    11.77      0.11(1)       1.41         1.52        (0.11)          --           (0.11)
12/31/03                                     9.59      0.09          2.19         2.28        (0.10)          --           (0.10)
12/31/02                                    12.41      0.10         (2.82)       (2.72)       (0.10)          --           (0.10)

------------------------------------------
PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
------------------------------------------
Six Months Ended June 30, 2007 (Unaudited) $12.77    $ 0.09(1)     $ 0.75       $ 0.84       $(0.05)      $   --          $(0.05)
12/31/06                                    11.32      0.16          1.44         1.60        (0.15)          --           (0.15)
12/31/05                                    11.05      0.13          0.28         0.41        (0.14)          --           (0.14)
12/31/04                                    10.21      0.15          0.84         0.99        (0.15)          --           (0.15)
12/31/03                                     8.17      0.10          2.04         2.14        (0.10)          --           (0.10)
12/31/02                                    10.81      0.08         (2.63)       (2.55)       (0.09)          --           (0.09)



                                                            NET                     NET
                                             CHANGE        ASSET                   ASSETS
                                               IN          VALUE                   END OF         NET
                                            NET ASSET     END OF      TOTAL        PERIOD      OPERATING
                                              VALUE       PERIOD     RETURN         (000)      EXPENSES
------------------------------------------------------------------------------------------------------------
----------------------------------------------
PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
----------------------------------------------
Six Months Ended June 30, 2007 (Unaudited)   $ 1.68       $15.80      14.47%(3)   $160,633        1.29%(2)
12/31/06                                       0.11        14.12      14.91        131,717        1.30
12/31/05                                      (0.01)       14.01       7.73        121,855        1.30
12/31/04                                       1.48        14.02      20.41        116,014        1.30
12/31/03                                       3.34        12.54      40.97         85,868        1.30
12/31/02                                      (1.77)        9.20      (8.55)        61,289        1.28

------------------------------------------------
PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES
------------------------------------------------
Six Months Ended June 30, 2007 (Unaudited)   $ 1.64       $18.67      11.48%(3)   $ 90,863        1.30%(2)
12/31/06                                       0.01        17.03      16.75         82,771        1.30
12/31/05                                       0.28        17.02       7.46         72,422        1.30
12/31/04                                       1.90        16.74      22.67         67,785        1.30
12/31/03                                       4.34        14.84      43.86         48,756        1.30
12/31/02                                      (1.58)       10.50      (8.54)        32,968        1.29

----------------------------------
PHOENIX-VAN KAMPEN COMSTOCK SERIES
----------------------------------
Six Months Ended June 30, 2007 (Unaudited)   $ 0.61       $14.32       6.41%(3)   $104,926        0.95%(2)
12/31/06                                      (0.02)       13.71      20.90        108,209        0.95
12/31/05                                       0.55        13.73       5.43        106,716        0.95
12/31/04                                       1.41        13.18      12.91        134,224        0.95
12/31/03                                       2.18        11.77      23.87         92,805        0.95
12/31/02                                      (2.82)        9.59     (21.93)        71,684        0.93

------------------------------------------
PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
------------------------------------------
Six Months Ended June 30, 2007 (Unaudited)   $ 0.79       $13.56       6.68%(3)   $138,182        0.60%(2)
12/31/06                                       1.45        12.77      14.21        142,346        0.63(4)
12/31/05                                       0.27        11.32       3.69        105,058        0.65
12/31/04                                       0.84        11.05       9.84        119,629        0.65
12/31/03                                       2.04        10.21      26.23        110,334        0.65
12/31/02                                      (2.64)        8.17     (23.68)        82,978        0.63



                                                            NET
                                              GROSS      INVESTMENT
                                            OPERATING      INCOME        PORTFOLIO
                                            EXPENSES       (LOSS)        TURNOVER
------------------------------------------------------------------------------------
----------------------------------------------
PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
----------------------------------------------
Six Months Ended June 30, 2007 (Unaudited)     1.29%(2)     0.15%(2)       17%(3)
12/31/06                                       1.32         0.46           52
12/31/05                                       1.33         0.07           37
12/31/04                                       1.34         0.25           36
12/31/03                                       1.37         0.46           29
12/31/02                                       1.40         1.12           44

------------------------------------------------
PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES
------------------------------------------------
Six Months Ended June 30, 2007 (Unaudited)     1.30%(2)     0.02%(2)       20%(3)
12/31/06                                       1.35         0.21           55
12/31/05                                       1.40        (0.19)          32
12/31/04                                       1.43        (0.22)          44
12/31/03                                       1.52         0.14           36
12/31/02                                       1.64         0.86           40

----------------------------------
PHOENIX-VAN KAMPEN COMSTOCK SERIES
----------------------------------
Six Months Ended June 30, 2007 (Unaudited)     0.95%(2)     1.66%(2)        9%(3)
12/31/06                                       1.00         1.50          105
12/31/05                                       0.99         1.25           58
12/31/04                                       0.98         0.92           91
12/31/03                                       1.02         0.88          393
12/31/02                                       1.01         0.96          210

------------------------------------------
PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
------------------------------------------
Six Months Ended June 30, 2007 (Unaudited)     0.74%(2)     1.31%(2)        1%(3)
12/31/06                                       0.77         1.36           74
12/31/05                                       0.72         1.22           14
12/31/04                                       0.72         1.44           22
12/31/03                                       0.72         1.18           52
12/31/02                                       0.74         0.91           44

(1)  Computed using average shares outstanding.
(2)  Annualized
(3)  Not annualized
(4)  Represents a blended net operating expense ratio.
(5) As a result of changes in generally accepted accounting principles, the Multi-Sector Fixed Income Series reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification was a decrease of $0.01 to net investment income per share and an increase to net realized and unrealized gain (loss) by $0.01 per share for the period ended December 31, 2003. The net investment ratio for the period ended December 31, 2003, changed by 0.06%.
(6) As a result of changes in generally accepted accounting principles, the Strategic Allocation Series reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. There was no change to net investment income per share, net realized and unrealized gain (loss) per share and the net investment income ratio for the period ended December 31, 2003.
(7) Per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.
(8)  Amount is less than $0.01.

                        See Notes to Financial Statements

                                   74 and 75

                          THE PHOENIX EDGE SERIES FUND
                         NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 2007
                                   (UNAUDITED)


NOTE 1--ORGANIZATION

    The Phoenix Edge Series Fund (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is organized with series, which are available only to the following separate accounts: Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, and Phoenix Life Separate Accounts B, C, and D.

    The Fund is comprised of 18 series (each a "series") each having a distinct investment objective as outlined below:



------------------------------------------------------------------------------------------------------------------------------------
FUND NAME                                                                                  INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                           Intermediate and long-term capital appreciation, with income
("Capital Growth")                                                      as a secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                        Dividend growth, current income and capital appreciation.
("Growth and Income")
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                           Capital appreciation.
("Mid-Cap Growth")
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                             As high a level of current income as is consistent with the
("Money  Market")                                                       preservation of capital and maintenance of liquidity.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                                Long-term total return.
("Multi-Sector Fixed Income")
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                             To provide high current income while attempting to limit
("Multi-Sector Short Term Bond")                                        changes in the series' net asset value per share caused by interest rate changes.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                                     High total return over an extended period of time consistent
("Strategic Allocation")                                                with prudent investment risk.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                   High total return consistent with reasonable risk.
("Aberdeen International")
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                   Long-term capital growth.
("Alger Small-Cap Growth")
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                     Capital appreciation and income with approximately equal
("Duff & Phelps Real Estate Securities")                                emphasis.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth          Seek long-term capital growth.
("S&P Aggressive Growth")
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Growth                     Seek long-term capital growth with current income as a
("S&P Growth")                                                          secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth            Seek long-term capital growth and current income, with a
("S&P Moderate Growth")                                                 greater emphasis on capital growth.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate                   Seek current income with capital growth as a secondary
("S&P Moderate")                                                        consideration.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                          Long-term capital appreciation with current income as a
("Sanford Bernstein Mid-Cap Value")                                     secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                        Long-term capital appreciation by investing primarily in
("Sanford Bernstein Small-Cap Value")                                   small- capitalization stocks that appear to be undervalued, with current income as a secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                      Long-term capital appreciation with current income as a
("Van Kampen Comstock")                                                 secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                              High total return.
("Van Kampen Equity 500 Index")
------------------------------------------------------------------------------------------------------------------------------------

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 JUNE 30, 2007
                                   (UNAUDITED)


    NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A.  SECURITY VALUATION

    Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

    Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

    As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

    Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

    Certain securities held by the Fund were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. At June 30, 2007, the total value of these securities represented the following approximate percentage of net assets:

                                                  PERCENTAGE OF
      SERIES                                       NET ASSETS
      ------                                      -------------
      Multi-Sector Short Term Bond ..........          4.5%

    Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

    Money Market Series uses the amortized cost method of security valuation absent extraordinary or unusual market conditions. In the opinion of the Trustees, this represents the fair value of the securities. The deviations between the net asset value per share are monitored by using available market quotations and Money Market's net asset value per share using amortized cost. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide fair valuation. Using this method, the series attempts to maintain a constant net asset value of $10 per share.

    September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

B.  SECURITY TRANSACTIONS AND RELATED INCOME

    Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the series is notified. Interest income is recorded on the accrual basis. Each series amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C.  INCOME TAXES

    Each series is treated as a separate taxable entity. It is the policy of each series in the Fund to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

    Certain series may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each series will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

    In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the series' tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2003 - 2006) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the funds' financial statements.

D.  DISTRIBUTIONS TO SHAREHOLDERS

    Distributions are recorded by each series on the ex-dividend date. For Money Market, income distributions are recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.  EXPENSES

    Expenses incurred by the Fund with respect to more than one series are allocated in proportion to the net assets of each series, except where allocation of direct expense to each series or an alternative allocation method can be more appropriately made. In addition to the net operating expenses that the Phoenix-S&P Asset Allocation series' bear directly, the contract owners, as investors in the series, indirectly bear the series' pro-rata expenses of the underlying funds in which each series invests.

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 JUNE 30, 2007
                                   (UNAUDITED)

F.  FOREIGN CURRENCY TRANSLATION

    Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid, is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

G.  FOREIGN SECURITY COUNTRY DETERMINATION

    A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H.  FORWARD CURRENCY CONTRACTS

    Certain series may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if a counterparty does not perform under the contract.

    A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each series as unrealized gain or loss. When the contract is closed or offset with the same counterparty, the series records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

I.  FUTURES CONTRACTS

    A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Certain series may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract, the series is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the series as unrealized gains or losses. When the contract is closed, the series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the series is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments.

J.  REIT INVESTMENTS

    For Duff &Phelps Real Estate Securities Series, dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

K.  SECURITY LENDING

    Certain series may loan securities to qualified brokers through an agreement with State Street Bank and Trust Company (the "Custodian"). Under the terms of agreement, the series is required to maintain collateral with a market value not less than 100% of the market value (as determined under the terms of agreement with the Custodian) of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash, securities issued or guaranteed by the U.S. Government or its agencies, sovereign debt of foreign countries, and/or irrevocable letters of credit issued by banks. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the series net of fees and rebates charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

    As of June 30, 2007, the following series had securities on loan (reported in 000's):


                                                      U.S.
                                                   GOVERNMENT
                                      MARKET       SECURITIES        CASH
    SERIES                            VALUE        COLLATERAL     COLLATERAL
    ------                           -------       ----------     ----------
    Capital Growth ...............   $63,757        $ 2,979         $62,515
    Multi-Sector Fixed Income ....    15,326             --          15,651
    Strategic Allocation .........       261             --             280
    Aberdeen International .......    10,210             --          10,581

L.  LOAN AGREEMENTS

    Certain series may invest in direct debt instruments, which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The series' investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

    A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the series has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The series generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the series may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the series purchases assignments from lenders it acquires direct rights against the borrower on the loan.

    Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 JUNE 30, 2007
                                   (UNAUDITED)


M.  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

    Certain series may engage in when-issued or delayed delivery transactions. Each series records when-issued and delayed delivery securities on the trade date. Each series maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

N.  REPURCHASE AGREEMENTS

    A repurchase agreement is a transaction where a series acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each series, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the series in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

O.  CREDIT LINKED NOTES

    Certain series may invest in credit linked notes, which are usually issued by a special purpose vehicle that is selling credit protection through a credit default swap. The performance of the notes is linked to the performance of the underlying reference obligation. The special purpose vehicle invests the proceeds from the notes to cover its contingent obligation. Credit linked notes may also have risks with default by the referenced obligation, currency and/or interest rates.


NOTE 3--INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

    The advisors to the Fund are Phoenix Investment Counsel, Inc. ("PIC"), Phoenix Variable Advisors, Inc. ("PVA"), and Duff & Phelps Investment Management Co. ("DPIM"). PIC is an indirect wholly-owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP"). DPIM is a direct subsidiary of PXP. PXP in turn is an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"). PVA is a wholly-owned subsidiary of PM Holdings, Inc. PVA is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("PLIC").

    As compensation for their services to the Fund, the advisors are entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each separate series listed below:

                                                 RATE       RATE       RATE
                                               FOR FIRST  FOR NEXT   FOR OVER
                                                 $250       $250       $500
    SERIES                           ADVISOR    MILLION    MILLION    MILLION
    ------                           -------    -------    -------    -------
    Capital Growth ...............     PIC       0.70%       0.65%      0.60%
    Growth and Income ............     PIC       0.70        0.65       0.60
    Mid-Cap Growth ...............     PVA       0.80        0.80       0.80
    Money Market .................     PIC       0.40        0.35       0.30
    Multi-Sector Fixed Income ....     PIC       0.50        0.45       0.40
    Multi-Sector Short Term Bond .     PIC       0.50        0.45       0.40


                                                 RATE       RATE       RATE
                                               FOR FIRST  FOR NEXT   FOR OVER
                                                 $250       $250       $500
    SERIES                           ADVISOR    MILLION    MILLION    MILLION
    ------                           -------    -------    -------    -------
    Strategic Allocation .........     PIC       0.60        0.55       0.50
    Aberdeen International .......     PIC       0.75        0.70       0.65
    Alger Small-Cap Growth .......     PVA       0.85        0.85       0.85
    S&P Aggressive Growth ........     PVA       0.40        0.40       0.40
    S&P Growth ...................     PVA       0.40        0.40       0.40
    S&P Moderate Growth ..........     PVA       0.40        0.40       0.40
    S&P Moderate .................     PVA       0.40        0.40       0.40
    Sanford Bernstein Mid-Cap Value    PVA       1.05        1.05       1.05
    Sanford Bernstein Small-Cap Value  PVA       1.05        1.05       1.05
    Van Kampen Comstock ..........     PVA       0.70        0.65       0.60
    Van Kampen Equity 500 Index ..     PVA       0.45        0.45       0.45



                                                           RATE          RATE          RATE
                                                        FOR FIRST      FOR NEXT      FOR OVER
                                             ADVISOR    $1 BILLION    $1 BILLION    $2 BILLION
                                             -------    ----------    ----------    ----------
    Duff & Phelps Real Estate Securities ..    DPIM        0.75%          0.70%         0.65%

    Pursuant to subadvisory agreements, PIC and PVA delegate certain investment decisions and/or research functions with respect to the following series to the subadvisor indicated, for which each is paid a fee by the respective advisor.

    SERIES                                SUBADVISOR
    ------                                ----------------------------------
    Capital Growth                        Harris Investment Management, Inc.
    Mid-Cap Growth                        Bennett Lawrence Management LLC
    Aberdeen International                Aberdeen(1)
    Alger Small-Cap Growth                Fred Alger Management, Inc.
    S&P Aggressive Growth                 SPIAS(2)
    S&P Growth                            SPIAS(2)
    S&P Moderate Growth                   SPIAS(2)
    S&P Moderate                          SPIAS(2)
    Sanford Bernstein Mid-Cap Value       AllianceBernstein, L.P.
    Sanford Bernstein Small-Cap Value     AllianceBernstein, L.P.
    Van Kampen Comstock                   Van Kampen(3)
    Van Kampen Equity 500 Index           Van Kampen(3)

    (1)Aberdeen Asset Management Inc.
    (2)Standard & Poor's Investment Advisory Services LLC
    (3)Morgan Stanley Investment Management Inc. dba Van Kampen

    The advisors have contractually agreed to reimburse expenses of the Fund (excluding management and distribution fees, interest, taxes, brokerage fees and commissions), to the extent that such expenses

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 JUNE 30, 2007
                                   (UNAUDITED)


    exceed the operating expenses of the series' average net assets (the "expense caps") until April 30, 2008 as listed in the chart below.

                                                       MAXIMUM
                                                      OPERATING
                                                       EXPENSE
                                                      ---------
    Capital Growth .................................     0.25%
    Growth and Income ..............................     0.15
    Mid-Cap Growth .................................     0.30
    Money Market ...................................     0.25
    Multi-Sector Fixed Income ......................     0.25
    Multi-Sector Short Term Bond ...................     0.20
    Strategic Allocation ...........................     0.25
    Aberdeen International .........................     0.30
    Alger Small-Cap Growth .........................     0.15
    Duff & Phelps Real Estate Securities ...........     0.35
    S&P Aggressive Growth ..........................     0.05
    S&P Growth .....................................     0.05
    S&P Moderate Growth ............................     0.05
    S&P Moderate ...................................     0.05
    Sanford Bernstein Mid-Cap Value ................     0.25
    Sanford Bernstein Small-Cap Value ..............     0.25
    Van Kampen Comstock ............................     0.25
    Van Kampen Equity 500 Index ....................     0.15

    Phoenix Equity Planning Corporation ("PEPCO"), is an indirect wholly-owned subsidiary of PXP and serves as the Administrator to the Fund. PEPCO receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion, and 0.07% over $15 billion of the average net assets across all non-money market funds in the Phoenix Funds and The Phoenix Edge Series Fund. For the money market funds, the fee is 0.035% of the average net assets across all Phoenix money market funds within the Phoenix Funds Family.

    For the six months (the "period") ended June 30, 2007, the Fund incurred administration fees totaling $1,081 (reported in 000's).

    Pursuant to a Service Agreement, PLIC a wholly-owned subsidiary of PNX, receives a service fee at the annual rate of 0.066% of the average daily net assets of each series for providing certain stock transfer and accounting services for each series. For the period ended June 30, 2007, the Fund paid PLIC $872 (reported in 000's).

    PEPCO serves as the distributor to the Phoenix-S&P Series' shares. For its services each Phoenix-S&P Series pays PEPCO distribution and/or service fees at an annual rate not to exceed 0.25% of the average daily net assets of each respective Phoenix-S&P Series.

    At June 30, 2007, PLIC and its affiliates held shares in the Fund which aggregate the following:

                                                            AGGREGATE
                                                            NET ASSET
                                                             VALUE
                                          SHARES           (REPORTED
                                                            IN 000'S)
                                        ----------         ----------
    S&P Aggressive Growth ...........     20,212               $244
    S&P Growth ......................     20,275                235
    S&P Moderate Growth .............     20,356                230
    S&P Moderate ....................     20,375                220

    The Fund provides a deferred compensation plan for its disinterested trustees. Under the deferred compensation plan, disinterested trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, and then, in turn, may be invested in the shares of unaffiliated mutual funds selected by the disinterested trustees. Investments in such unaffiliated mutual funds are included in "Other Assets" on the Statement of Assets and Liabilities at June 30, 2007. As of June 30, 2007, the aggregate value of such investments is $165 (reported in 000's).

NOTE 4--PURCHASES AND SALES OF SECURITIES

    Purchases and sales of securities (excluding U.S. Government and agency securities, short-term securities, futures contracts, and forward currency contracts) during the period ended June 30, 2007, were as follows:

                                                PURCHASES            SALES
                                                (REPORTED         (REPORTED
                                                 IN 000'S)         IN 000'S)
                                                 ---------         ---------
    Capital Growth ..........................     $177,782         $216,904
    Growth and Income .......................       30,995           34,419
    Mid-Cap Growth ..........................       38,626           44,864
    Multi-Sector Fixed Income ...............       83,038           85,079
    Multi-Sector Short Term Bond ............        9,358           12,332
    Strategic Allocation ....................       50,149           84,977
    Aberdeen International ..................       51,516           38,424
    Alger Small-Cap Growth ..................       18,371           23,908
    Duff & Phelps Real Estate Securities ....       26,790           34,237
    S&P Aggressive Growth ...................       11,850            6,882
    S&P Growth ..............................       21,902           12,344
    S&P Moderate Growth .....................       14,556            9,558
    S&P Moderate ............................        4,548            3,940
    Sanford Bernstein Mid-Cap Value .........       31,352           24,176
    Sanford Bernstein Small-Cap Value .......       17,019           16,990
    Van Kampen Comstock .....................        9,178           15,927
    Van Kampen Equity 500 Index .............        1,321           14,399

    Purchases and sales of long-term U.S. Government and agency securities during the period ended June 30, 2007, were as follows:

                                                PURCHASES            SALES
                                                (REPORTED         (REPORTED
                                                 IN 000'S)         IN 000'S)
                                                 ---------         ---------
    Multi-Sector Fixed Income ...............      $35,148          $28,209
    Multi-Sector Short Term Bond ............        6,896            5,265
    Strategic Allocation ....................       22,534           17,525

NOTE 5--CREDIT RISK AND ASSET CONCENTRATIONS

    In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a series' ability to repatriate such amounts.

    High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the advisors and/or subadvisors to accurately predict risk.

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 JUNE 30, 2007
                                   (UNAUDITED)


    Certain series may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a series, positive or negative, than if a series did not concentrate its investments in such sectors.

    At June 30, 2007, the series held securities in specific sectors as detailed below:


                                                               PERCENTAGE
                                                                OF TOTAL
    SERIES                                 SECTOR              NET ASSETS
    -------                       ----------------------       ----------
    Capital Growth ............   Information Technology           28%
    Mid-Cap Growth ............   Information Technology           36
    Van Kampen Comstock .......   Financials                       26

NOTE 6--ILLIQUID AND RESTRICTED SECURITIES

    Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the series. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such at the end of each series' Schedule of Investments where applicable.

    Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

    At June 30, 2007, the Fund held the following restricted securities:

                                                               MARKET
                                       ACQUISITION           VALUE AND
                                           DATE                 % OF
                                         AND COST            NET ASSETS
                                      (reported in          (reported in
                                          000's)               000's)
                                         -------             -----------
    Alger Small-Cap Growth
      Autobytel, Inc. ..............     6/20/03               $16
                                            $ 20              0.03%

    Van Kampen Equity 500 Index
      Seagate Technology Tax
      Refund Rights ................    11/22/00                $0
                                            $  0                 0%

    Each series will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

NOTE 7--INDEMNIFICATIONS

    Under the series' organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the series. In addition, the series enter into contracts that contain a variety of indemnifications. The series' maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements and expects the risk of loss to be remote.

NOTE 8--REGULATORY EXAMS

    Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the SEC Boston District Office issued a deficiency letter noting perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis the Company notified the staff at the SEC Boston District Office that reimbursements were not appropriate under the circumstances.

    In February 2005, the NASD notified PNX that it was asserting violations of trade reporting rules by a subsidiary. PNX responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified PNX that the matter is being referred for potential violations and possible action. On May 3, 2007, the NASD accepted a letter of acceptance, waiver and consent submitted by the PXP subsidiary to resolve this matter. Without admitting or denying the NASD's findings, in accordance with the terms of the letter, the PXP subsidiary agreed to a censure, to pay a fine of $8 thousand and to revise its supervisory procedures.

    The Company does not believe that the outcome of these matters will be material to these financial statements.

NOTE 9--MANAGER OF MANAGERS

    The Fund and PVA have received an exemptive order from the Securities and Exchange Commission ("SEC") granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA will, subject to review and approval of the Fund's Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of the Fund. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 10--MIXED AND SHARED FUNDING

    Shares of the Fund are not directly offered to the public. Shares of the Fund are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company and could be offered to separate accounts of other insurance companies in the future.

    The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The Fund's Trustees do not foresee any such differences or disadvantages at this time. However, the Fund's

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 JUNE 30, 2007
                                   (UNAUDITED)


    Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the Fund or shares of another fund may be substituted.

NOTE 11--MERGERS

    On October 27, 2006, the Capital Growth Series acquired all of the net assets of the Phoenix-AIM Growth Series ("AIM Growth") pursuant to an Agreement and Plan of Reorganization approved by the AIM Growth shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 3,996,273 shares of Capital Growth outstanding on October 27, 2006 and valued at $61,017 for 8,399,603 shares of AIM Growth outstanding on October 27, 2006. AIM Growth's net assets of $61,017, including $8,256 of net unrealized appreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $452,686. The shareholders of AIM Growth received for each share owned approximately 0.48 share of Capital Growth.

    On October 27, 2006, the Mid-Cap Growth Series acquired all of the net assets of the Phoenix Strategic Theme Series ("Strategic Theme") pursuant to an Agreement and Plan of Reorganization approved by the Strategic Theme shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 3,950,319 shares of Mid-Cap Growth outstanding on October 27, 2006 and valued at $53,114 for 4,883,118 shares of Strategic Theme outstanding on October 27, 2006. Strategic Theme's net assets of $53,114, including $7,455 of net unrealized appreciation were combined with those of Mid-Cap Growth. The aggregate net assets of Mid-Cap Growth immediately after the merger were $98,522. The shareholders of Strategic Theme received for each share owned approximately 0.81 share of Mid-Cap Growth.

    On October 27, 2006, the Alger Small-Cap Growth Series acquired all of the net assets of the Phoenix-Engemann Small-Cap Growth Series ("Engemann Small-Cap Growth") and the Phoenix-Kayne Small-Cap Quality Value Series ("Kayne Small-Cap Quality Value") pursuant to Agreements and Plans of Reorganization approved by the Engemann Small-Cap Growth and Kayne Small-Cap Quality Value shareholders on October 26, 2006. The acquisition was accomplished by a tax-free exchange of 1,912,431 shares of Alger Small-Cap Growth outstanding on October 27, 2006 and valued at $34,547 for 2,108,424 shares of Engemann Small-Cap Growth valued at $16,831 and 1,054,130 shares of Kayne Small-Cap Quality Value valued at $17,716. Engemann Small-Cap Growth's net assets of $16,831, including $4,239 of net unrealized appreciation and Kayne Small-Cap Quality Value's net assets of $17,716, including $4,213 of net unrealized appreciation were combined with those of Alger Small-Cap Growth. The aggregate net assets of Alger Small-Cap Growth immediately after the merger were $59,092. The shareholders of Engemann Small-Cap Growth received for each share owned approximately 0.44 share of Alger Small-Cap Growth. The shareholders of Kayne Small-Cap Quality Value received for each share owned approximately 0.93 share of Alger Small-Cap Growth.

    On October 27, 2006, the Van Kampen Equity 500 Index Series acquired all of the net assets of the Phoenix-Northern Dow 30 Series ("Northern Dow 30") and the Phoenix-Northern Nasdaq-100 Index(R) Series ("Northern Nasdaq-100 Index(R)") pursuant to Agreements and Plans of Reorganization approved by the Northern Dow 30 and Northern Nasdaq-100 Index(R) shareholders on October 26, 2006. The acquisition was accomplished by a tax-free exchange of 3,550,335 shares of Van Kampen Equity 500 Index outstanding on October 27, 2006 and valued at $44,067 for 2,100,979 shares of Northern Dow 30 valued at $21,818 and 4,901,410 shares of Northern Nasdaq-100 Index(R) valued at $22,249. Northern Dow 30's net assets of $21,818, including $4,937 of net unrealized appreciation and Northern Nasdaq-100 Index(R)'s net assets of $22,249, including $5,784 of net unrealized appreciation were combined with those of Van Kampen Equity 500 Index. The aggregate net assets of Van Kampen Equity 500 Index immediately after the merger were $145,083. The shareholders of Northern Dow 30 received for each share owned approximately
    0.84 share of Van Kampen Equity 500 Index. The shareholders of Northern Nasdaq-100 Index(R) received for each share owned approximately 0.37 share of Van Kampen Equity 500 Index.

    On October 20, 2006, the Growth and Income Series acquired all of the net assets of the Phoenix-Kayne Rising Dividends Series ("Kayne Rising Dividends") pursuant to an Agreement and Plan of Reorganization approved by the Kayne Rising Dividends shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 835,783 shares of Growth and Income outstanding on October 20, 2006 and valued at $11,722 for 1,002,388 shares of Kayne Rising Dividends outstanding on October 20, 2006. Kayne Rising Dividend's net assets of $11,722, including $1,655 of net unrealized appreciation were combined with those of Growth and Income. The aggregate net assets of Growth and Income immediately after the merger were $163,685. The shareholders of Kayne Rising Dividends received for each share owned approximately 0.83 share of Growth and Income.

    On October 20, 2006, the Aberdeen International Series acquired all of the net assets of the Phoenix-Lazard International Equity Select Series ("Lazard International Equity Select") pursuant to an Agreement and Plan of Reorganization approved by the Lazard International Equity Select shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 10,426,631 shares of Aberdeen International outstanding on October 20, 2006 and valued at $175,010 for 10,514,476 shares of Lazard International Equity Select outstanding on October 20, 2006. Lazard International Equity Select's net assets of $175,010, including $33,022 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $389,209. The shareholders of Lazard International Equity Select received for each share owned approximately 0.99 share of Aberdeen International.

NOTE 12--EXEMPTIVE ORDER

    On June 5, 2006, the SEC issued an order under Section 12(d)(1)(J) of the Investment Company Act ("1940 Act") granting an exemption from Sections 12(d)(1)(A) and (B) of the 1940 Act and under Sections 6(c) and 17(b) of the 1940 Act granting an exemption from Section 17(a) of the 1940 Act, which permits the Phoenix-S&P Series to invest in other affiliated and unaffiliated funds, including exchange traded funds. Before the order was granted, the Series could invest in affiliated funds only or exchange traded funds only, but not in unaffiliated funds or a combination of affiliated funds, exchange traded funds, and unaffiliated funds.

NOTE 13--OTHER

    The insurance company affiliates of the Fund distribute the Fund as investment options in variable annuity and life insurance products

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 JUNE 30, 2007
                                   (UNAUDITED)


    ("Variable Products") through non-affiliated advisors, broker-dealers and other financial intermediaries. There is substantial competition for business within most of these distributors. One of the largest distributors of the Variable Products (and the Fund) includes a subsidiary of State Farm Mutual Automobile Insurance Company, or State Farm. The insurance company affiliates of the Fund have had distribution arrangements with State Farm since 2001. In 2007, the agreement with State Farm to provide life and annuity products and related services to State Farm's affluent and high-net-worth customers through qualified State Farm agents was extended until 2016.

    14--FEDERAL INCOME TAX INFORMATION

    The following series have capital loss carryovers which may be used to offset future capital gains. (Reported in 000's)


                                                                          EXPIRATION YEAR
                                       -------------------------------------------------------------------------------------------
                                       2007     2008        2009        2010      2011      2012       2013      2014       TOTAL
                                       ----    -------    --------    -------    ------    ------    -------     ----     --------

Capital Growth .....................     --         --    $211,270    $84,342    $5,973    $2,820         --       --     $304,405
Growth and Income ..................     --         --          --      1,919     5,419        --         --       --        7,338
Mid-Cap Growth .....................     --    $60,051      39,730     16,035                         $  981       --      116,797
Multi-Sector Fixed Income ..........   $135      6,660       4,981      7,850        --        --         --       --       19,626
Multi-Sector Short Term Bond .......                                                 19       172        159     $167          517
Strategic Allocation ...............     --         --          --         --        --        --         --       --           --
Aberdeen International .............     --         --          --         --     7,445        --         --       --        7,445
Alger Small-Cap Growth .............     --         --          --         --        --        --         --       --           --
Duff & Phelps Real Estate Securities     --         --          --         --        --        --         --       --           --
S&P Aggressive Growth ..............     --         --          --         --        --        --         --       10           10
S&P Growth .........................     --         --          --         --        --        --         --       24           24
S&P Moderate Growth ................     --         --          --         --        --        --         --       --           --
S&P Moderate .......................     --         --          --         --        --        --         --        2            2
Sanford Bernstein Mid-Cap Value ....     --         --          --         --        --        --         --       --           --
Sanford Bernstein Small-Cap Value ..     --         --          --         --        --        --         --       --           --
Van Kampen Comstock ................     --         --          --         --        --        --         --       --           --
Van Kampen Equity 500 Index ........     --         --          --      9,711     8,593       575      1,188       --       20,067

(Reported in 000's)

    Included in the Capital Growth amounts are $6,011 and $32,229, respectively, which were acquired in connection with the mergers of the Engemann Nifty Fifty Series on April 5, 2002 and AIM Growth, on October 27, 2006.

    Included in the Growth and Income amounts are $6 and $303, respectively, which were acquired in connection with the mergers of the MFS Investors Trust Series and Alliance/Bernstein Growth & Value Series on September 17, 2004.

    Included in the Mid-Cap Growth amounts is $88,351, which was acquired in connection with the merger of the Strategic Theme Series on October 27, 2006.

    Included in the Van Kampen Equity 500 Index amounts are $730 and $2,722, respectively, which were acquired in connection with the mergers of the Northern Dow 30 Series and Northern Nasdaq-100 Index Series on October 27, 2006.

    A series may not realize the benefit of these losses to the extent it does not realize gains on investments prior to the expiration of the capital loss carryovers.

                          THE PHOENIX EDGE SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 JUNE 30, 2007
                                   (UNAUDITED)


15--SUBSEQUENT EVENTS

    Due to an internal reorganization, effective August 1, 2007, Phoenix Variable Advisors, Inc. ("PVA") will replace Duff & Phelps Investment Management Company ("DPIM") as the advisor of the current Phoenix-Duff & Phelps Real Estate Securities Series. The Board approved the termination of the current investment advisory agreement for Phoenix-Duff & Phelps Real Estate Securities Series and approved a new investment advisory agreement at a meeting held June 5, 2007;

    Due to an internal reorganization, effective August 1, 2007, PVA will replace Phoenix Investment Counsel, Inc. ("PIC") as the advisor of the Phoenix-Aberdeen International Series, Phoenix Capital Growth Series, Phoenix Growth and Income Series, Phoenix Money Market Series, Phoenix Multi-Sector Fixed Income Series, Phoenix Multi-Sector Short Term Bond Series and Phoenix Strategic Allocation Series. The Board approved the termination of the current investment advisory agreements for Phoenix-Aberdeen International Series, Phoenix Capital Growth Series, Phoenix Growth and Income Series, Phoenix Money Market Series, Phoenix Multi-Sector Fixed Income Series, Phoenix Multi-Sector Short Term Bond Series and Phoenix Strategic Allocation Series and approved a new investment advisory agreement for each series at a meeting held June 5, 2007;

    Due to an internal reorganization, effective August 1, 2007, Aberdeen Asset Management Inc. ("AAM") remained the subadvisor to the Phoenix-Aberdeen International Series and the Board approved the termination of the current subadvisory agreement with PIC and approved a new subadvisory agreement between PVA and AAM at a meeting held June 5, 2007;

    Due to an internal reorganization, effective August 1, 2007, DPIM was appointed the subadvisor to the Phoenix-Duff & Phelps Real Estate Securities Series and the Board approved a new subadvisory agreement between PVA and DPIM at a meeting held June 5, 2007;

    Due to an internal reorganization, effective August 1, 2007, Harris Investment Management, Inc. ("HIM") remained the subadvisor to the Phoenix Capital Growth Series and the Board approved the termination of the current subadvisory agreement and approved a new subadvisory agreement between PVA and HIM at a meeting held June 5, 2007;

    Due to an internal reorganization, effective August 1, 2007, PIC was appointed the subadvisor to the Phoenix Growth and Income Series and the Board approved a new subadvisory agreement between PVA and PIC at a meeting held June 5, 2007;

    Due to an internal reorganization, effective August 1, 2007, PIC and Goodwin Capital Advisers, Inc. ("GCA") were appointed the subadvisor to the Phoenix Strategic Allocation Series and the Board approved a new subadvisory agreement for each subadvisor between (1) PVA and PIC and (2) PVA and GCA at a meeting held June 5, 2007; and

    Due to an internal reorganization, effective August 1, 2007, GCA was appointed the subadvisor to the Phoenix Money Market Series, Phoenix Multi-Sector Fixed Income Series and Phoenix Multi-Sector Short Term Bond Series and the Board approved a new subadvisory agreement for each series between PVA and GCA at a meeting held June 5, 2007.

                          THE PHOENIX EDGE SERIES FUND
          BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX CAPITAL GROWTH SERIES (THE "SERIES")


         The Board of Trustees is responsible for determining whether to approve the Fund's advisory agreements. At a meeting held on June 5, 2007, the Board of Trustees, first by a majority of the Trustees who are "disinterested" trustees of the Fund (as that term is defined in section 2(a)(19) of the Investment Company Act of 1940, (the "1940 Act"), and then by a majority of the entire Board, approved the investment advisory agreement (the "Advisory Agreement") between Phoenix Variable Advisors, Inc. ("PVA") and the Fund and the investment subadvisory agreement (the "Subadvisory Agreement") between PVA and Harris Investment Management, Inc. (the "Subadvisor"). Pursuant to the Advisory Agreement between PVA and the Fund, PVA provides advisory services to the Series. Pursuant to the Subadvisory Agreement between PVA and the Subadvisor, the Subadvisor provides the day to day investment management for the Series. The new advisory agreements became necessary due to a reorganization of advisory affiliates. Shareholder approval of the new advisory agreements was not necessary in reliance upon Rule 2a-6 under the 1940 Act.

         During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving each agreement, the Board, including a majority of disinterested Trustees, determined that the fee structure was reasonable. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

ADVISORY AGREEMENT CONSIDERATIONS

         NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services to be provided by PVA and its affiliates to the Series and its shareholders would be satisfactory. The Board received and reviewed substantial written information from PVA as requested. The Board's conclusion was based, in part, upon services provided by PVA to other series of The Phoenix Edge Series Fund such as quarterly reports provided by PVA
1) comparing performance with a peer group and benchmark, 2) showing that the investment policies and restrictions were followed and 3) covering matters such as the compliance of investment personnel and other access persons with the Code of Ethics of PVA, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment and general investment outlook. The Board noted that PVA was responsible for the general oversight of investment programs and the monitoring of subadvisor's investment performance and their compliance with applicable laws, regulations, policies and procedures. With respect to compliance monitoring, the Board noted that PVA will require quarterly compliance certifications from the Subadvisor and will conduct compliance due diligence visits at the Subadvisor. The Board also considered the experience of PVA having acted as an investment adviser to mutual funds for 8 years, its current experience in acting as an investment adviser to 12 mutual funds, and its role under the Fund's "manager of managers" exemptive relief under the 1940 Act. The Board also considered the transfer agent and shareholder services that are provided to Series shareholders by an affiliate of PVA, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

         INVESTMENT PERFORMANCE. The Board placed emphasis on the investment performance of the Series in view of its importance to shareholders. In this regard, the Board considered the detailed performance review process of the Investment Performance Committee. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Series prepared by Lipper Financial Services ("Lipper"), which was furnished for the contract renewal process. The Lipper report showed the investment performance of the Series' shares for the 1, 3, 5 and 10 year periods ended September 30, 2006, and the year-to-date period ended September 30, 2006. In addition, the Board considered the Fund performance supplement, which showed the investment performance of the Series shares for the one and three-year periods ended March 30, 2007 and the quarter ended March 30, 2007. The Board reviewed the investment performance of the Series, along with comparative performance information given for a peer group of funds and a relevant market index. The Board noted that the Series performed below the index for the 1, 3 and 10 year and year-to-date periods as of September 30, 2006. The Series had performed above the index for the 5 year period. The Series was ranked 61st out of 195 for its peer group for the year ended September 30, 2006. The Board noted that the Subadvisor was hired in June 2006.

         PROFITABILITY. The Board reviewed the profitability analysis that addressed the overall profitability of PVA for its management of The Phoenix Edge Series Fund family, as well as its profits and that of its affiliates, for managing the Series. Specific attention was given to the methodology followed in allocating costs to the Series, since allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation methodology appeared reasonable. The Board also noted the contractual reimbursements provided to the Series. The Board concluded that the expected profitability to PVA from the Series was reasonable.

         MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed emphasis on the review of Series expenses. Consideration was given to the comparative analysis of the management fees and total expense ratios of the Series compared with those of a group of funds selected by Lipper as its appropriate Lipper expense peer group as of September 30, 2006. The Board noted that the total expenses of the Series were higher than the average total expenses for comparable funds; however, the contractual management fee was slightly below the median for the peer group. The Board considered the management fee and total expenses of the Series in comparison to its peer group as shown in the Lipper report and concluded that such fee and expenses were reasonable.

         ECONOMIES OF SCALE. The Board noted that the management fee included breakpoints based on the amount of assets under management. The Board noted that it was likely that PVA and the Series would achieve certain economies of scale with respect to covering certain fixed costs as the assets grew. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

                          THE PHOENIX EDGE SERIES FUND
          BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX CAPITAL GROWTH SERIES (THE "SERIES")
                                  (CONTINUED)


SUBADVISORY AGREEMENT CONSIDERATIONS

         NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services to be provided by the Subadvisor to the Series and its shareholders would be satisfactory. In addition, the Board received from the Subadvisor and reviewed substantial written information as requested. In the course of their deliberations and evaluation of materials, the Trustees considered, among other things the following factors: the Subadvisor, its current personnel (including particularly those personnel with responsibilities for providing investment and compliance services to the Series), and its financial condition, resources and investment process; the terms of the Subadvisory Agreement, including the standard of care and termination provisions; the scope and quality of the services that Subadvisor would provide to the Series; the structure and rate of advisory fees payable to the Subadvisor by PVA, the methodology used by the Subadvisor in determining the compensation payable to portfolio managers and the competition for investment management talent; and the Subadvisor's compliance record. The Board's opinion was based upon the extensive experience of the Subadvisor and the portfolio managers. With respect to portfolio manager compensation, the Board noted that a primary factor in the Subadvisor's determination of the amount of bonus compensation to portfolio managers was the relative investment performance of the funds that they managed which would align their interests with those of the Series' shareholders. The Board also considered the adequacy of the Subadvisor's compliance program, based on the information provided by the Subadvisor.

         INVESTMENT PERFORMANCE. The Board placed emphasis on the investment performance of the Series in view of its importance to the shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Series prepared by Lipper Financial Services ("Lipper"), which was furnished for the contract renewal process. The Lipper report showed the investment performance of the Series' shares for the 1, 3, 5 and 10 year periods ended September 30, 2006 and the year-to-date period ended September 30, 2006. In addition, the Board considered the Fund performance supplement, which showed the investment performance of the Series shares for the one and three-year periods ended March 30, 2007 and the quarter ended March 30, 2007. The Board reviewed the investment performance of the Series, along with comparative performance information given for a peer group of funds and a relevant market index. The Board noted that the Series had performed below the index for the 1, 3 and 10 year and year-to-date periods as of September 30, 2006. The Series had performed above the index for the 5 year period. The Series was ranked 61st out of 195 for its peer group for the year ended September 30, 2006. The Board noted that the Subadvisor was hired in June 2006.

         PROFITABILITY. The Board noted that the subadvisory fee is paid by PVA and not by the Series and that the profitability of the Subadvisor was not a material consideration.

         SUBADVISORY FEE. The Board did not consider comparative fee information of subadvisory fees but noted that the subadvisory fee is paid by PVA and not by the Series.

         ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to the Series' shareholders, but noted that any economies would most likely be generated at the advisor level and not necessarily at the subadvisor level.

                          THE PHOENIX EDGE SERIES FUND
          BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX GROWTH AND INCOME SERIES (THE "SERIES")


         The Board of Trustees is responsible for determining whether to approve the Fund's advisory agreements. At a meeting held on June 5, 2007, the Board, including a majority of disinterested Trustees, approved the investment advisory agreement (the "Advisory Agreement") between Phoenix Variable Advisors, Inc. ("PVA") and the Fund and the investment subadvisory agreement (the "Subadvisory Agreement") between PVA and Phoenix Investment Counsel, Inc. (the "Subadvisor"). Pursuant to the Advisory Agreement between PVA and the Fund, PVA provides advisory services to the Series. Pursuant to the Subadvisory Agreement between PVA and the Subadvisor, the Subadvisor provides the day to day investment management for the Series. The new advisory agreements became necessary due to a reorganization of advisory affiliates. Shareholder approval of the new advisory agreements was not necessary in reliance upon Rule 2a-6 under the Investment Company Act of 1940 (the "1940 Act").

         During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving each agreement, the Board, including a majority of disinterested Trustees, determined that the fee structure was reasonable. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

ADVISORY AGREEMENT CONSIDERATIONS

         NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services to be provided by PVA and its affiliates to the Series and its shareholders would be satisfactory. The Board received and reviewed substantial written information from PVA as requested. The Board's conclusion was based, in part, upon services provided by PVA to other series of The Phoenix Edge Series Fund such as quarterly reports provided by PVA
1) comparing performance with a peer group and benchmark, 2) showing that the investment policies and restrictions were followed and 3) covering matters such as the compliance of investment personnel and other access persons with the Code of Ethics of PVA, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment and general investment outlook. The Board noted that PVA was responsible for the general oversight of investment programs and the monitoring of subadvisor's investment performance and their compliance with applicable laws, regulations, policies and procedures. With respect to compliance monitoring, the Board noted that PVA will require quarterly compliance certifications from the Subadvisor and will conduct compliance due diligence visits at the Subadvisor. The Board also considered the experience of PVA having acted as an investment adviser to mutual funds for 8 years, its current experience in acting as an investment adviser to 12 mutual funds, and its role under the Fund's "manager of managers" exemptive relief under the 1940 Act. The Board also considered the transfer agent and shareholder services that are provided to Series shareholders by an affiliate of PVA, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

         INVESTMENT PERFORMANCE. The Board placed emphasis on the investment performance of the Series in view of its importance to shareholders. In this regard, the Board considered the detailed performance review process of the Investment Performance Committee. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Series prepared by Lipper Financial Services ("Lipper"), which was furnished for the contract renewal process. The Lipper report showed the investment performance of the Series' shares for 1, 3 and 5 year periods ended September 30, 2006 and the year-to-date period ended September 30, 2006. In addition, the Board considered the Fund performance supplement, which showed the investment performance of the Series shares for the one and three-year periods ended March 30, 2007 and the quarter ended March 30, 2007. The Board reviewed the investment performance of the Series, along with comparative performance information given for a peer group of funds and a relevant market index. The Board noted that the Series had performed above the index for the 1 and 3 and year-to-date periods as of September 30, 2006. The Board noted that the Series performed slightly below its benchmark for the 5 year period. The Series was ranked 45th out of 228 for its peer group for the year ended September 30, 2006.

         PROFITABILITY. The Board reviewed the profitability analysis that addressed the overall profitability of PVA for its management of The Phoenix Edge Series Fund family, as well as its profits and that of its affiliates, for managing the Series. Specific attention was given to the methodology followed in allocating costs to the Series, since allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation methodology appeared reasonable. The Board also noted the contractual reimbursements provided to the Series. The Board concluded that the expected profitability to PVA from the Series was reasonable.

         MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed emphasis on the review of Series expenses. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Series compared with those of a group of funds selected by Lipper as the Series' appropriate Lipper expense peer group as of September 30, 2006. The Board noted that the total expenses of the Series were higher than the average total expenses for comparable funds and that the contractual management fee was slightly higher than the median for the peer group. Due to the size of the Series, the Board considered the management fee and total expenses of the Series in comparison to its expense peer group as shown in the Lipper report and concluded that such fee and expenses were reasonable.

         ECONOMIES OF SCALE. The Board noted that the management fee included breakpoints based on the amount of assets under management. The Board also noted that it was likely that PVA and the Series would achieve certain economies of scale with respect to covering certain fixed costs as the assets grew. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

                          THE PHOENIX EDGE SERIES FUND
          BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX GROWTH AND INCOME SERIES (THE "SERIES")
                                  (CONTINUED)


SUBADVISORY AGREEMENT CONSIDERATIONS

         NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services to be provided by the Subadvisor to the Series and its shareholders would be satisfactory. In addition, the Board received from the Subadvisor and reviewed substantial written information as requested. In the course of their deliberations and evaluation of materials, the Trustees considered, among other things the following factors: the Subadvisor, its current personnel (including particularly those personnel with responsibilities for providing investment and compliance services to the Series), and its financial condition, resources and investment process; the terms of the Subadvisory Agreement, including the standard of care and termination provisions; the scope and quality of the services that Subadvisor would provide to the Series; the structure and rate of advisory fees payable to the Subadvisor by PVA, the methodology used by the Subadvisor in determining the compensation payable to portfolio managers and the competition for investment management talent; and the Subadvisor's compliance record. The Board's opinion was based upon the extensive experience of the Subadvisor and the portfolio managers and the experience the Subadvisor had as the previous advisor for the Series. With respect to portfolio manager compensation, the Board noted that a primary factor in the Subadvisor's determination of the amount of bonus compensation to portfolio managers was the relative investment performance of the funds that they managed which would align their interests with those of the Series' shareholders. The Board also considered the adequacy of the Subadvisor's compliance program, based on the information provided by the Subadvisor.

         INVESTMENT PERFORMANCE. The Board placed emphasis on the investment performance of the Series in view of its importance to the shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Series prepared by Lipper Financial Services ("Lipper"), which was furnished for the contract renewal process. The Lipper report showed the investment performance of the Series' shares for the 1, 3 and 5 year periods ended September 30, 2006 and the year-to-date period ended September 30, 2006. In addition, the Board considered the Fund performance supplement, which showed the investment performance of the Series shares for the one and three-year periods ended March 30, 2007 and the quarter ended March 30, 2007. The Board reviewed the investment performance of the Series, along with comparative performance information given for a peer group of funds and a relevant market index. The Board noted and was satisfied that the Series had performed above the index for the 1 and 3 and year-to-date periods as of September 30, 2006. The Board noted that the Series performed slightly below its benchmark for the 5 year period. The Series was ranked 45th out of 228 for its peer group for the year ended September 30, 2006.

         PROFITABILITY. The Board noted that the subadvisory fee is paid by PVA and not by the Series and that the profitability of the Subadvisor was not a material consideration.

         SUBADVISORY FEE. The Board did not receive comparative fee information of subadvisory fees but noted that the subadvisory fee is paid by PVA and not by the Series.

         ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along the Series' shareholders, but noted that any economies would most likely be generated at the advisor level and not necessarily at the subadvisor level.

                          THE PHOENIX EDGE SERIES FUND
          BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX MONEY MARKET SERIES (THE "SERIES")


         The Board of Trustees is responsible for determining whether to approve the Fund's advisory agreements. At a meeting held on June 5, 2007, the Board, including a majority of disinterested Trustees, approved the investment advisory agreement (the "Advisory Agreement") between Phoenix Variable Advisors, Inc. ("PVA") and the Fund and the investment subadvisory agreement (the "Subadvisory Agreement") between PVA and Goodwin Capital Advisers, Inc. (the "Subadvisor"). Pursuant to the Advisory Agreement between PVA and the Fund, PVA provides advisory services to the Series. Pursuant to the Subadvisory Agreement between PVA and the Subadvisor, the Subadvisor provides the day to day investment management for the Series. The new advisory agreements became necessary due to a reorganization of advisory affiliates. Shareholder approval of the new advisory agreements was not necessary in reliance upon Rule 2a-6 under the Investment Company Act of 1940 (the "1940 Act").

         During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving each agreement, the Board, including a majority of disinterested Trustees, determined that the fee structure was reasonable. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

ADVISORY AGREEMENT CONSIDERATIONS

         NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services to be provided by PVA and its affiliates to the Series and its shareholders would be satisfactory. The Board received and reviewed substantial written information from PVA as requested. The Board's conclusion was based, in part, upon services provided by PVA to other series of The Phoenix Edge Series Fund such as quarterly reports provided by PVA
1) comparing performance with a peer group and benchmark, 2) showing that the investment policies and restrictions were followed and 3) covering matters such as the compliance of investment personnel and other access persons with the Code of Ethics of PVA, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment and general investment outlook. The Board noted that PVA was responsible for the general oversight of investment programs and the monitoring of subadvisor's investment performance and their compliance with applicable laws, regulations, policies and procedures. With respect to compliance monitoring, the Board noted that PVA will require quarterly compliance certifications from the Subadvisor and will conduct compliance due diligence visits at the Subadvisor. The Board also considered the experience of PVA having acted as an investment adviser to mutual funds for 8 years, its current experience in acting as an investment adviser to 12 mutual funds, and its role under the Fund's "manager of managers" exemptive relief under the 1940 Act. The Board also considered the transfer agent and shareholder services that are provided to Series shareholders by an affiliate of PVA, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

         INVESTMENT PERFORMANCE. The Board placed emphasis on the investment performance of the Series in view of its importance to shareholders. In this regard, the Board considered the detailed performance review process of the Investment Performance Committee. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Series prepared by Lipper Financial Services ("Lipper"), which was furnished for the contract renewal process. The Lipper report showed the investment performance of the Series' shares for the 1, 3, 5 and 10 year periods ended September 30, 2006 and the year-to-date period ended September 30, 2006. In addition, the Board considered the Fund performance supplement, which showed the investment performance of the Series shares for the one and three-year periods ended March 30, 2007 and the quarter ended March 30, 2007. The Board reviewed the investment performance of the Series, along with comparative performance information given for a peer group of funds and a relevant market index. The Board noted that the performance of the Series was slightly below the index for all periods. The Series was ranked 77th out of 109 for its peer group for the year ended September 30, 2006.

         PROFITABILITY. The Board reviewed the profitability analysis that addressed the overall profitability of PVA for its management of The Phoenix Edge Series Fund family, as well as its profits and that of its affiliates, for managing the Series. Specific attention was given to the methodology followed in allocating costs to the Series since allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation methodology appeared reasonable. The Board also noted the contractual reimbursements provided to the Series. The Board concluded that the expected profitability to PVA from the Series was reasonable.

         MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed emphasis on the review of Series expenses. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Series compared with those of a group of funds selected by Lipper as the Series' appropriate Lipper expense peer group as of September 30, 2006. The Board noted that the total expenses of the Series were higher than average total expenses for comparable funds and that the contractual management fee was below the median for the peer group. The Board considered the management fee and total expenses of the Series in comparison to its expense peer group as shown in the Lipper report and concluded that such fee and expenses were reasonable.

         ECONOMIES OF SCALE. The Board noted that the management fee included breakpoints based on the amount of assets under management. The Board noted that it was likely that PVA and the Series would achieve certain economies of scale with respect to covering certain fixed costs as the assets grew. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

                          THE PHOENIX EDGE SERIES FUND
          BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX MONEY MARKET SERIES (THE "SERIES")
                                  (CONTINUED)


SUBADVISORY AGREEMENT CONSIDERATIONS

         NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services to be provided by the Subadvisor to the Series and its shareholders would be satisfactory. In addition, the Board received from the Subadvisor and reviewed substantial written information as requested. In the course of their deliberations and evaluation of materials, the Trustees considered, among other things the following factors: the Subadvisor, its current personnel (including particularly those personnel with responsibilities for providing investment and compliance services to the Series), and its financial condition, resources and investment process; the terms of the Subadvisory Agreement, including the standard of care and termination provisions; the scope and quality of the services that the Subadvisor would provide to the Series; the structure and rate of advisory fees payable to the Subadvisor by PVA, the methodology used by the Subadvisor in determining the compensation payable to portfolio managers and the competition for investment management talent; and the Subadvisor's compliance record. The Board's opinion was based, in part, upon the extensive experience of the portfolio managers and, in particular, their experience in managing the Series as employees of Phoenix Investment Counsel, Inc., the previous advisor for the Series. With respect to portfolio manager compensation, the Board noted that a primary factor in the Subadvisor's determination of the amount of bonus compensation to portfolio managers was the relative investment performance of the funds that they managed, which would align their interests with those of the Series' shareholders. The Board also considered the adequacy of the Subadvisor's compliance program, based on the information provided by the Subadvisor.

         INVESTMENT PERFORMANCE. The Board placed emphasis on the investment performance of the Series in view of its importance to the shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Series prepared by Lipper Financial Services ("Lipper"), which was furnished for the contract renewal process. The Lipper report showed the investment performance of the Series' shares for the 1, 3, 5 and 10 year periods ended September 30, 2006 and the year-to-date period ended September 30, 2006. In addition, the Board considered the fund performance supplement, which showed the investment performance of the Series shares for the one and three-year periods ended March 30, 2007 and the quarter ended March 30, 2007. The Board reviewed the investment performance of the Series, along with comparative performance information given for a peer group of funds and a relevant market index. The Board noted that the performance of the Series was slightly below the index for all periods. The Series was ranked 77th out of 109 for its peer group for the year ended September 30, 2006.

         PROFITABILITY. The Board noted that the subadvisory fee is paid by PVA and not by the Series and that the profitability of the Subadvisor was not a material consideration.

         SUBADVISORY FEE. The Board did not receive comparative fee information of subadvisory fees but noted that the subadvisory fee is paid by PVA and not by the Series.

         ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to the Series' shareholders, but noted that any economies would most likely be generated at the adviser level and not necessarily at the subadvisor level.

                          THE PHOENIX EDGE SERIES FUND
           BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND
      SUBADVISORY AGREEMENTS FOR PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                                 (THE "SERIES")


         The Board of Trustees is responsible for determining whether to approve the Fund's advisory agreements. At a meeting held on June 5, 2007, the Board, including a majority of disinterested Trustees, approved the investment advisory agreement (the "Advisory Agreement") between Phoenix Variable Advisors, Inc. ("PVA") and the Fund and the investment subadvisory agreement (the "Subadvisory Agreement") between PVA and Goodwin Capital Advisers, Inc. (the "Subadvisor"). Pursuant to the Advisory Agreement between PVA and the Fund, PVA provides advisory services to the Series. Pursuant to the Subadvisory Agreement between PVA and the Subadvisor, the Subadvisor provides the day to day investment management for the Series. The new advisory agreements became necessary due to a reorganization of advisory affiliates. Shareholder approval of the new advisory agreements was not necessary in reliance upon Rule 2a-6 under the Investment Company Act of 1940 (the "1940 Act").

         During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving each agreement, the Board, including a majority of disinterested Trustees, determined that the fee structure was reasonable. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

ADVISORY AGREEMENT CONSIDERATIONS

         NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services to be provided by PVA and its affiliates to the Series and its shareholders would be satisfactory. The Board received and reviewed substantial written information from PVA as requested. The Board's conclusion was based, in part, upon services provided by PVA to other series of The Phoenix Edge Series Fund such as quarterly reports provided by PVA
1) comparing performance with a peer group and benchmark, 2) showing that the investment policies and restrictions were followed and 3) covering matters such as the compliance of investment personnel and other access persons with the Code of Ethics of PVA, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment and general investment outlook. The Board noted that PVA was responsible for the general oversight of investment programs and the monitoring of the subadvisor's investment performance and their compliance with applicable laws, regulations, policies and procedures. With respect to compliance monitoring, the Board noted that PVA will require quarterly compliance certifications from the Subadvisor and will conduct compliance due diligence visits at the Subadvisor. The Board also considered the experience of PVA having acted as an investment adviser to mutual funds for 8 years, its current experience in acting as an investment adviser to 12 mutual funds, and its role under the Fund's "manager of managers" exemptive relief under the 1940 Act. The Board also considered the transfer agent and shareholder services that are provided to Series shareholders by an affiliate of PVA, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

         INVESTMENT PERFORMANCE. The Board placed emphasis on the investment performance of the Series in view of its importance to shareholders. In this regard, the Board considered the detailed performance review process of the Investment Performance Committee. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Series prepared by Lipper Financial Services ("Lipper"), which was furnished for the contract renewal process. The Lipper report showed the investment performance of the Series' shares for the 1, 3, 5 and 10 year periods ended September 30, 2006 and the year-to-date period ended September 30, 2006. In addition, the Board considered the Fund performance supplement, which showed the investment performance of the Series shares for the one and three-year periods ended March 30, 2007 and the quarter ended March 30, 2007. The Board reviewed the investment performance of the Series, along with comparative performance information given for a peer group of funds and a relevant market index. The Series had outperformed the index for all periods. The Series was ranked 9th out of 51 for its peer group for the year ended September 30, 2006.

         PROFITABILITY. The Board reviewed the profitability analysis that addressed the overall profitability of PVA for its management of The Phoenix Edge Series Fund family, as well as its profits and that of its affiliates, for managing the Series. Specific attention was given to the methodology followed in allocating costs to the Series, since allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation methodology appeared reasonable. The Board also noted the contractual reimbursements provided to the Series. The Board concluded that the expected profitability to PVA from the Series was reasonable.

         MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed emphasis on the review of Series expenses. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Series compared with those of a group of funds selected by Lipper as the Series' appropriate Lipper expense peer group as of September 30, 2006. The Board noted that the total expenses of the Series were slightly lower than the average total expenses for comparable funds and that the contractual management fee was below the median for the peer group. The Board considered the management fee and total expenses of the Series in comparison to its expense group as shown in the Lipper report and concluded that such fee and expenses were reasonable.

         ECONOMIES OF SCALE. The Board noted that the management fee included breakpoints based on the amount of assets under management. The Board also noted that it was likely that PVA and the Series would achieve certain economies of scale with respect to covering certain fixed costs as the assets grew. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

                          THE PHOENIX EDGE SERIES FUND
           BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND
      SUBADVISORY AGREEMENTS FOR PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                           (THE "SERIES") (CONTINUED)


SUBADVISORY AGREEMENT CONSIDERATIONS

         NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services to be provided by the Subadvisor to the Series and its shareholders would be satisfactory. In addition, the Board received from the Subadvisor and reviewed substantial written information as requested. In the course of their deliberations and evaluation of materials, the Trustees considered among other things the following factors: the Subadvisor, its current personnel (including particularly those personnel with responsibilities for providing investment and compliance services to the Series), and its financial condition, resources and investment process; the terms of the Subadvisory Agreement, including the standard of care and termination provisions; the scope and quality of the services that Subadvisor would provide to the Series; the structure and rate of advisory fees payable to the Subadvisor by PVA, the methodology used by the Subadvisor in determining the compensation payable to portfolio managers and the competition for investment management talent; and the Subadvisor's compliance record. The Board's opinion was based upon the extensive experience of the portfolio managers and, in particular, their experience in managing the Series as employees of Phoenix Investment Counsel, Inc., the previous advisor for the Series. With respect to portfolio manager compensation, the Board noted that a primary factor in the Subadvisor's determination of the amount of bonus compensation to portfolio managers was the relative investment performance of the funds that they managed which would align their interests with those of the Series' shareholders. The Board also considered the adequacy of the Subadvisor's compliance program, based on the information provided by the Subadvisor.

         INVESTMENT PERFORMANCE. The Board placed emphasis on the investment performance of the Series in view of its importance to the shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Series prepared by Lipper Financial Services ("Lipper"), which was furnished for the contract renewal process. The Lipper report showed the investment performance of the Series' shares for the 1, 3, 5 and 10 year periods ended September 30, 2006 and the year-to-date period ended September 30, 2006. In addition, the Board considered the Fund performance supplement, which showed the investment performance of the Series shares for the one and three-year periods ended March 30, 2007 and the quarter ended March 30, 2007. The Board reviewed the investment performance of the Series, along with comparative performance information given for a peer group of funds and a relevant market index. The Board noted that the Series had outperformed the index for all periods. The Series was ranked 9th out of 51 for its peer group for the year ended September 30, 2006.

         PROFITABILITY. The Board noted that the subadvisory fee is paid by PVA and not by the Series and that the profitability of the Subadvisor was not a material consideration.

         SUBADVISORY FEE. The Board did not receive comparative fee information of subadvisory fees but noted that the subadvisory fee is paid by PVA and not by the Series.

         ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to the Series' shareholders, but noted that any economies would most likely be generated at the advisor level and not necessarily at the subadvisor level.

                          THE PHOENIX EDGE SERIES FUND
          BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                                 (THE "SERIES")


         The Board of Trustees is responsible for determining whether to approve the Fund's advisory agreements. At a meeting held on June 5, 2007, the Board, including a majority of disinterested Trustees, approved the investment advisory agreement (the "Advisory Agreement") between Phoenix Variable Advisors, Inc. ("PVA") and the Fund and the investment subadvisory agreement (the "Subadvisory Agreement") between PVA and Goodwin Capital Advisers, Inc. (the "Subadvisor"). Pursuant to the Advisory Agreement between PVA and the Fund, PVA provides advisory services to the Series. Pursuant to the Subadvisory Agreement between PVA and the Subadvisor, the Subadvisor provides the day to day investment management for the Series. The new advisory agreements became necessary due to a reorganization of advisory affiliates. Shareholder approval of the new advisory agreements was not necessary in reliance upon Rule 2a-6 under the Investment Company Act of 1940 (the "1940 Act").

         During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving each agreement, the Board, including a majority of disinterested Trustees, determined that the fee structure was reasonable. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

ADVISORY AGREEMENT CONSIDERATIONS

         NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services to be provided by PVA and its affiliates to the Series and its shareholders would be satisfactory. The Board received and reviewed substantial written information from PVA as requested. The Board's conclusion was based, in part, upon services provided by PVA to other series of The Phoenix Edge Series Fund such as quarterly reports provided by PVA
1) comparing performance with a peer group and benchmark, 2) showing that the investment policies and restrictions were followed and 3) covering matters such as the compliance of investment personnel and other access persons with the Code of Ethics of PVA, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment and general investment outlook. The Board noted that PVA was responsible for the general oversight of investment programs and the monitoring of subadvisor's investment performance and their compliance with applicable laws, regulations, policies and procedures. With respect to compliance monitoring, the Board noted that PVA will require quarterly compliance certifications from the Subadvisor and will conduct compliance due diligence visits at the Subadvisor. The Board also considered the experience of PVA having acted as an investment adviser to mutual funds for 8 years, its current experience in acting as an investment adviser to 12 mutual funds, and its role under the Fund's "manager of managers" exemptive relief under the 1940 Act. The Board also considered the transfer agent and shareholder services that are provided to Series shareholders by an affiliate of PVA, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

         INVESTMENT PERFORMANCE. The Board placed emphasis on the investment performance of the Series in view of its importance to shareholders. In this regard, the Board considered the detailed performance review process of the Investment Performance Committee. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Series prepared by Lipper Financial Services ("Lipper"), which was furnished for the contract renewal process. The Lipper report showed the investment performance of the Series' shares for the 1 and 3 year periods ended September 30, 2006 and the year-to-date period ended September 30, 2006. In addition, the Board considered the Fund performance supplement, which showed the investment performance of the Series shares for the one and three-year periods ended March 30, 2007 and the quarter ended March 30, 2007. The Board reviewed the investment performance of the Series, along with comparative performance information given for a peer group of funds and a relevant market index. The Board noted that the Series had performed below the index for the 1 year period and had performed above the index for the 3 year and year-to-date periods as of September 30, 2006. The Board noted that the Series had the best performance among its peer group for the 3 year and the year-to-date period ended September 30, 2006. The Series was ranked 5th out of 37 for its peer group for the year ended September 30, 2006.

         PROFITABILITY. The Board reviewed the profitability analysis that addressed the overall profitability of PVA for its management of The Phoenix Edge Series Fund family, as well as its profits and that of its affiliates, for managing the Series. Specific attention was given to the methodology followed in allocating costs to the Series since allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation methodology appeared reasonable. The Board also noted the contractual reimbursements provided to the Series. The Board concluded that the expected profitability to PVA from the Series was reasonable.

         MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed emphasis on the review of Series expenses. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Series compared with those of a group of funds selected by Lipper as the Series' appropriate Lipper expense peer group as of September 30, 2006. The Board noted that the total expenses of the Series were higher than the average total expenses for comparable funds and that the contractual management fee was the same compared to the median for the peer group. The Board considered the management fee and total expenses of the Series in comparison to its expense peer group as shown in the Lipper report and concluded that such fee and expenses were reasonable.

         ECONOMIES OF SCALE. The Board noted that the management fee breakpoints based on the amount of assets under management. The Board also noted that it was likely that PVA and the Series would achieve certain economies of scale with respect to covering certain fixed costs as the assets grew. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

                          THE PHOENIX EDGE SERIES FUND
          BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                           (THE "SERIES") (CONTINUED)


SUBADVISORY AGREEMENT CONSIDERATIONS

         NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services to be provided by the Subadvisor to the Series and its shareholders would be satisfactory. In addition, the Board received from the Subadvisor and reviewed substantial written information as requested. In the course of their deliberations and evaluation of materials, the Trustees considered, among other things the following factors: the Subadvisor, its current personnel (including particularly those personnel with responsibilities for providing investment and compliance services to the Series), and its financial condition, resources and investment process; the terms of the Subadvisory Agreement, including the standard of care and termination provisions; the scope and quality of the services that Subadvisor would provide to the Series; the structure and rate of advisory fees payable to the Subadvisor by PVA, the methodology used by the Subadvisor in determining the compensation payable to portfolio managers and the competition for investment management talent; and the Subadvisor's compliance record. The Board's opinion was based upon the extensive experience of the portfolio managers and, in particular, their experience in managing the Series as employees of Phoenix Investment Counsel, Inc., the previous advisor for the Series. With respect to portfolio manager compensation, the Board noted that a primary factor in the Subadvisor's determination of the amount of bonus compensation to portfolio managers was the relative investment performance of the funds that they managed which would align their interest with those of the Series' shareholders. The Board also considered the adequacy of the Subadvisor's compliance program, based on the information provided by the Subadvisor.

         INVESTMENT PERFORMANCE. The Board placed emphasis on the investment performance of the Series in view of its importance to the shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Series prepared by Lipper Financial Services ("Lipper"), which was furnished for the contract renewal process. The Lipper report showed the investment performance of the Series' shares for the 1 and 3 year periods ended September 30, 2006 and the year-to-date period ended September 30, 2006. In addition, the Board considered the Fund performance supplement, which showed the investment performance of the Series shares for the one and three-year periods ended March 30, 2007 and the quarter ended March 30, 2007. The Board reviewed the investment performance of the Series, along with comparative performance information for a peer group of funds and a relevant market index. The Board noted that the Series had performed below the index for the 1 year period and had performed above the index for the 3 year and year-to-date periods as of September 30, 2006. The Board noted that the Series had the best performance among its peer group for the 3 year and year-to-date period ended September 30, 2006. The Series was ranked 5th out of 37 for its peer group for the year ended September 30, 2006.

         PROFITABILITY. The Board noted that the subadvisory fee is paid by PVA and not by the Series and that the profitability of the Subadvisor was not a material consideration.

         SUBADVISORY FEE. The Board did not receive comparative fee information of subadvisory fees but noted that the subadvisory fee is paid by PVA and not by the Series.

         ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to the Series' shareholders, but noted that any economies would most likely be generated at the advisor level and not necessarily at the subadvisor level.

                          THE PHOENIX EDGE SERIES FUND
          BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND
         SUBADVISORY AGREEMENTS FOR PHOENIX STRATEGIC ALLOCATION SERIES
                                 (THE "SERIES")


         The Board of Trustees is responsible for determining whether to approve the Fund's advisory agreements. At a meeting held on June 5, 2007, the Board, including a majority of disinterested Trustees, approved the investment advisory agreement (the "Advisory Agreement") between Phoenix Variable Advisors, Inc. ("PVA") and the Fund and the investment subadvisory agreements (the "Subadvisory Agreements") between PVA and Phoenix Investment Counsel, Inc. ("PIC") and between PVA and Goodwin Capital Advisers, Inc. ("Goodwin" and collectively with PIC the "Subadvisors"). Pursuant to the Advisory Agreement between PVA and the Fund, PVA provides advisory services to the Series. Pursuant to the Subadvisory Agreements between PVA and the Subadvisors, the Subadvisors provide the day to day investment management for the Series. The new advisory agreements became necessary due to a reorganization of advisory affiliates. Shareholder approval of the new advisory agreements was not necessary in reliance upon Rule 2a-6 under the Investment Company Act of 1940 (the "1940 Act").

         During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving each agreement, the Board, including a majority of disinterested Trustees, determined that the fee structure was reasonable. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

ADVISORY AGREEMENT CONSIDERATIONS

         NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services to be provided by PVA and its affiliates to the Series and its shareholders would be satisfactory. The Board received and reviewed substantial written information from PVA as requested. The Board's conclusion was based, in part, upon services provided by PVA to other series of The Phoenix Edge Series Fund such as quarterly reports provided by PVA
1) comparing performance with a peer group and benchmark, 2) showing that the investment policies and restrictions were followed and 3) covering matters such as the compliance of investment personnel and other access persons with the Code of Ethics of PVA, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment and general investment outlook. The Board noted that PVA was responsible for the general oversight of investment programs and the monitoring of subadvisors' investment performance and their compliance with applicable laws, regulations, policies and procedures. With respect to compliance monitoring, the Board noted that PVA will require quarterly compliance certifications from the Subadvisors and will conduct compliance due diligence visits at the Subadvisors. The Board also considered the experience of PVA having acted as an investment adviser to mutual funds for 8 years, its current experience in acting as an investment adviser to 12 mutual funds, and its role under the Fund's "manager of managers" exemptive relief under the 1940 Act. The Board also considered the transfer agent and shareholder services that are provided to Series shareholders by an affiliate of PVA, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

         INVESTMENT PERFORMANCE. The Board placed emphasis on the investment performance of the Series in view of its importance to shareholders. In this regard, the Board considered the detailed performance review process of the Investment Performance Committee. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Series prepared by Lipper Financial Services ("Lipper"), which was furnished for the contract renewal process. The Lipper report showed the investment performance of the Series' shares for the 1, 3, 5 and 10 year periods ended September 30, 2006 and the year-to-date period ended September 30, 2006. In addition, the Board considered the Fund performance supplement, which showed the investment performance of the Series shares for the one and three-year periods ended March 30, 2007 and the quarter ended March 30, 2007. The Board reviewed the investment performance of the Series, along with comparative performance information given for a peer group of funds and a relevant market index. The Board noted that the Series performed above the index for the 1 year and year-to-date periods and had performed below the index for the other periods as of September 30, 2006. The Series ranked 16th out of 104 for its peer group for the year ended September 30, 2006.

         PROFITABILITY. The Board reviewed the profitability analysis that addressed the overall profitability of PVA for its management of The Phoenix Edge Series Fund family, as well as its profits and that of its affiliates, for managing the Series. Specific attention was given to the methodology followed in allocating costs to the Series since allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation methodology appeared reasonable. The Board also noted the contractual reimbursements provided to the Series. The Board concluded that the expected profitability to PVA from the Series was reasonable.

         MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed emphasis on the review of Series expenses. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Series compared with those of a group of funds selected by Lipper as its appropriate Lipper expense peer group as of September 30, 2006. The Board noted that the total expenses of the Series were above the average total expenses for comparable funds and the contractual management fee was lower compared to the median for the peer group. The Board considered the management fee and total expenses of the Series in comparison to its peer group as shown in the Lipper report and concluded that such fee and expenses were reasonable.

         ECONOMIES OF SCALE. The Board also noted that it was likely that PVA and the Series would achieve certain economies of scale with respect to covering certain fixed costs as the assets grew. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

                          THE PHOENIX EDGE SERIES FUND
          BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND
         SUBADVISORY AGREEMENTS FOR PHOENIX STRATEGIC ALLOCATION SERIES
                           (THE "SERIES") (CONTINUED)


SUBADVISORY AGREEMENT CONSIDERATIONS

         NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services to be provided by the Subadvisors to the Series and its shareholders would be satisfactory. The Board considered the division of the Series assets to be managed by the Subadvisors. Specifically, PIC will manage the equity assets, and Goodwin will manage the fixed assets. In addition, the Board received from the Subadvisors and reviewed substantial written information as requested. In the course of their deliberations and evaluation of materials, the Trustees considered, among other things the following factors: the Subadvisors, their current personnel (including particularly those personnel with responsibilities for providing investment and compliance services to the Series), and their financial condition, resources and investment process; the terms of the Subadvisory Agreements, including the standard of care and termination provisions; the scope and quality of the services that the Subadvisors would provide to the Series; the structure and rate of advisory fees payable to the Subadvisors by PVA, the methodology used by the Subadvisors in determining the compensation payable to portfolio managers and the competition for investment management talent; and the Subadvisors' compliance record. The Board's opinion was based upon the extensive experience of the Subadvisors and the portfolio managers. The Board also considered PIC's experience as the previous advisor for the Series. With respect to portfolio manager compensation, the Board noted that a primary factor in the Subadvisors' determination of the amount of bonus compensation to portfolio managers was the relative investment performance of the funds that they managed which would align their interests with those of the Series' shareholders. The Board also considered the adequacy of the Subadvisors' compliance program, based on the information provided by the Subadvisors.

         INVESTMENT PERFORMANCE. The Board placed emphasis on the investment performance of the Series in view of its importance to the shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Series prepared by Lipper Financial Services ("Lipper"), which was furnished for the contract renewal process. The Lipper report showed the investment performance of the Series' shares for the 1, 3, 5 and 10 year periods ended September 30, 2006 and the year-to-date period ended September 30, 2006. In addition, the Board considered the Fund performance supplement, which showed the investment performance of the Series shares for the one and three-year periods ended March 30, 2007 and the quarter ended March 30, 2007. The Board reviewed the investment performance of the Series, along with comparative performance information given for a peer group of funds and a relevant market index. The Board noted that the Series performed above the index for the 1 year and year-to-date periods and had performed below the index for the other periods as of September 30, 2006. The Series was ranked 16th out of 104 for its peer group for the year ended September 30, 2006.

         PROFITABILITY. The Board noted that the subadvisory fee is paid by PVA and not by the Series and that the profitability of the Subadvisor was not a material consideration.

         SUBADVISORY FEE. The Board did not receive comparative fee information of subadvisory fees but noted that the subadvisory fee is paid by PVA and not by the Series.

         ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to the Series' shareholders, but noted that any economies would most likely be generated at the advisor level and not necessarily at the subadvisor level.

                          THE PHOENIX EDGE SERIES FUND
          BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX-ABERDEEN INTERNATIONAL SERIES (THE "SERIES")


         The Board of Trustees is responsible for determining whether to approve the Fund's advisory agreements. At a meeting held on June 5, 2007, the Board, including a majority of disinterested Trustees, approved the investment advisory agreement (the "Advisory Agreement") between Phoenix Variable Advisors, Inc. ("PVA") and the Fund and the investment subadvisory agreement (the "Subadvisory Agreement") between PVA and Aberdeen Asset Management Inc. (the "Subadvisor"). Pursuant to the Advisory Agreement between PVA and the Fund, PVA provides advisory services to the Series. Pursuant to the Subadvisory Agreement between PVA and the Subadvisor, the Subadvisor provides the day to day investment management for the Series. The new advisory agreements became necessary due to a reorganization of advisory affiliates. Shareholder approval of the new advisory agreements was not necessary in reliance upon Rule 2a-6 under the Investment Company Act of 1940 (the "1940 Act").

         During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving each agreement, the Board, including a majority of disinterested Trustees, determined that the fee structure was reasonable. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

ADVISORY AGREEMENT CONSIDERATIONS

         NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services to be provided by PVA and its affiliates to the Series and its shareholders would be satisfactory. The Board received and reviewed substantial written information from PVA as requested. The Board's conclusion was based, in part, upon services provided by PVA to other series of The Phoenix Edge Series Fund such as quarterly reports provided by PVA
1) comparing performance with a peer group and benchmark, 2) showing that the investment policies and restrictions were followed and 3) covering matters such as the compliance of investment personnel and other access persons with the Code of Ethics of PVA, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment and general investment outlook. The Board noted that PVA was responsible for the general oversight of investment programs and the monitoring of subadvisor's investment performance and their compliance with applicable laws, regulations, policies and procedures. With respect to compliance monitoring, the Board noted that PVA will require quarterly compliance certifications from the Subadvisor and will conduct compliance due diligence visits at the Subadvisor. The Board also considered the experience of PVA having acted as an investment adviser to mutual funds for 8 years, its current experience in acting as an investment adviser to 12 mutual funds, and its role under the Fund's "manager of managers" exemptive relief under the 1940 Act. The Board also considered the transfer agent and shareholder services that are provided to Series shareholders by an affiliate of PVA, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

         INVESTMENT PERFORMANCE. The Board placed emphasis on the investment performance of the Series in view of its importance to shareholders. In this regard, the Board considered the detailed performance review process of the Investment Performance Committee. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Series prepared by Lipper Financial Services ("Lipper"), which was furnished for the contract renewal process. The Lipper report showed the investment performance of the Series' shares for the 1, 3, 5 and 10 year periods ended September 30, 2006 and the year-to-date period ended September 30, 2006. In addition, the Board considered the Fund performance supplement, which showed the investment performance of the Series shares for the one and three-year periods ended March 30, 2007 and the quarter ended March 30, 2007. The Board reviewed the investment performance of the Series, along with comparative performance information given for a peer group of funds and a relevant market index. The Board noted that the Series had outperformed the index for all periods. The Series was ranked 11th out of 136 for its peer group for the year ended September 30, 2006.

         PROFITABILITY. The Board reviewed the profitability analysis that addressed the overall profitability of PVA for its management of The Phoenix Edge Series Fund family, as well as its profits and that of its affiliates, for managing the Series. Specific attention was given to the methodology followed in allocating costs to the Series, since allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation methodology appeared reasonable. The Board also noted the contractual reimbursements provided to the Series. The Board concluded that the expected profitability to PVA from the Series was reasonable.

         MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed emphasis on the review of Series expenses. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Series compared with those of a group of funds selected by Lipper as the Series' appropriate Lipper expense peer group as of September 30, 2006. The Board noted that the actual total expenses of the Series were equal to the median average total expenses for comparable funds and that the contractual management fee was below the median for the peer group. The Board considered the management fee and total expenses of the Series in comparison to its peer group as shown in the Lipper report and concluded that such fee and expenses were reasonable.

         ECONOMIES OF SCALE. The Board noted that it was likely that PVA and the Series would achieve certain economies of scale with respect to covering certain fixed costs as the assets grew. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

                          THE PHOENIX EDGE SERIES FUND
          BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX-ABERDEEN INTERNATIONAL SERIES (THE "SERIES")
                                  (CONTINUED)


SUBADVISORY AGREEMENT CONSIDERATIONS

         NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services to be provided by the Subadvisor to the Series and its shareholders would be satisfactory. In addition, the Board received from the Subadvisor and reviewed substantial written information as requested. In the course of their deliberations and evaluation of materials, the Trustees considered, among other things the following factors: the Subadvisor, its current personnel (including particularly those personnel with responsibilities for providing investment and compliance services to the Series), and its financial condition, resources and investment process; the terms of the subadvisory agreement, including the standard of care and termination provisions; the scope and quality of the services that Subadvisor would provide to the Series; the structure and rate of advisory fees payable to the Subadvisor by PVA, the methodology used by the Subadvisor in determining the compensation payable to portfolio managers and the competition for investment management talent; and the Subadvisor's compliance record. The Board's opinion was based, in part, upon the extensive experience of the Subadvisor and the portfolio managers. In this regard, the Board noted that the portfolio management team has many years of experience in the investment management business. With respect to portfolio manager compensation, the Board noted that a primary factor in the Subadvisor's determination of the amount of bonus compensation to portfolio managers was the relative investment performance of the funds that they managed, which would align their interests with those of the Series' shareholders. The Board also considered the adequacy of the Subadvisor's compliance program, based on the information provided by the Subadvisor.

         INVESTMENT PERFORMANCE. The Board placed emphasis on the investment performance of the Series in view of its importance to the shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Series prepared by Lipper Financial Services ("Lipper"), which was furnished for the contract renewal process. The Lipper report showed the investment performance of the Series' shares for the 1, 3, 5 and 10 year periods ended September 30, 2006 and the year-to-date period ended September 30, 2006. In addition, the Board considered the Fund performance supplement, which showed the investment performance of the Series shares for the one and three-year periods ended March 30, 2007 and the quarter ended March 30, 2007. The Board reviewed the investment performance of the Series, along with comparative performance information given for a peer group of funds and a relevant market index. The Board noted that the Series had outperformed the index for all periods. The Series was ranked 11th out of 136 for its peer group for the year ended September 30, 2006.

         PROFITABILITY. The Board noted that the subadvisory fee is paid by PVA and not by the Series and that the profitability of the Subadvisor was not a material consideration.

         SUBADVISORY FEE. The Board did not receive comparative fee information of subadvisory fees but noted that the subadvisory fee is paid by PVA and not by the Series.

         ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to the Series' shareholders, but noted that any economies would most likely be generated at the advisor level and not necessarily at the subadvisor level.

                          THE PHOENIX EDGE SERIES FUND
          BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND
                           SUBADVISORY AGREEMENTS FOR
       PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES (THE "SERIES")


         The Board of Trustees is responsible for determining whether to approve the Fund's advisory agreements. At a meeting held on June 5, 2007, the Board, including a majority of disinterested Trustees, approved the investment advisory agreement (the "Advisory Agreement") between Phoenix Variable Advisors, Inc. ("PVA") and the Fund and the investment subadvisory agreement (the "Subadvisory Agreement") between PVA and Duff & Phelps Investment Management Company (the "Subadvisor"). Pursuant to the Advisory Agreement between PVA and the Fund, PVA provides advisory services to the Series. Pursuant to the Subadvisory Agreement between PVA and the Subadvisor, the Subadvisor provides the day to day investment management for the Series. The new advisory agreements became necessary due to a reorganization of advisory affiliates. Shareholder approval of the new advisory agreements was not necessary in reliance upon Rule 2a-6 under the Investment Company Act of 1940 (the "1940 Act").

         During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving each agreement, the Board, including a majority of disinterested Trustees, determined that the fee structure was reasonable. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

ADVISORY AGREEMENT CONSIDERATIONS

         NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services to be provided by PVA and its affiliates to the Series and its shareholders would be satisfactory. The Board received and reviewed substantial written information from PVA as requested. The Board's conclusion was based, in part, upon services provided by PVA to other series of The Phoenix Edge Series Fund such as quarterly reports provided by PVA
1) comparing performance with a peer group and benchmark, 2) showing that the investment policies and restrictions were followed and 3) covering matters such as the compliance of investment personnel and other access persons with the Code of Ethics of PVA, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment and general investment outlook. The Board noted that PVA was responsible for the general oversight of investment programs and the monitoring of subadvisor's investment performance and their compliance with applicable laws, regulations, policies and procedures. With respect to compliance monitoring, the Board noted that PVA will require quarterly compliance certifications from the Subadvisor and will conduct compliance due diligence visits at the Subadvisor. The Board also considered the experience of PVA having acted as an investment adviser to mutual funds for 8 years, its current experience in acting as an investment adviser to 12 mutual funds, and its role under the Fund's "manager of managers" exemptive relief under the 1940 Act. The Board also considered the transfer agent and shareholder services that are provided to Series shareholders by an affiliate of PVA, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

         INVESTMENT PERFORMANCE. The Board placed emphasis on the investment performance of the Series in view of its importance to shareholders. In this regard, the Board considered the detailed performance review process of the Investment Performance Committee. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Series prepared by Lipper Financial Services ("Lipper"), which was furnished for the contract renewal process. The Lipper report showed the investment performance of the Series' shares for the 1, 3, 5 and 10 year periods ended September 30, 2006 and the year-to-date period ended September 30, 2006. In addition, the Board considered the Fund performance supplement, which showed the investment performance of the Series shares for the one and three-year periods ended March 30, 2007 and the quarter ended March 30, 2007. The Board reviewed the investment performance of the Series, along with the comparative performance information given for a peer group of funds and a relevant market index. The Board noted and was satisfied that the Series had outperformed the index and the Lipper peer group average for all periods. The Series was ranked number one for the 5 and 10 year periods and was in the top half of its peer group for the other periods. The Series was ranked 3rd out of 55 for its peer group for the year ended September 30, 2006.

         PROFITABILITY. The Board reviewed the profitability analysis that addressed the overall profitability of PVA for its management of The Phoenix Edge Series Fund family, as well as its profits and that of its affiliates, for managing the Series. Specific attention was given to the methodology followed in allocating costs to the Series, since allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation methodology appeared reasonable. The Board also noted the contractual reimbursements provided to the Series. The Board concluded that the expected profitability to PVA from the Series was reasonable.

         MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed emphasis on the review of Series expenses. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Series compared with those of a group of funds selected by Lipper as the Series' appropriate Lipper expense peer group as of September 30, 2006. The Board noted that the total expenses of the Series were higher than the average total expenses for comparable funds; however, the contractual management fee was less than the median for the peer group. The Board considered the management fee and total expenses of the Series in comparison to its peer group as shown in the Lipper report and concluded that such fee and expenses were reasonable.

         ECONOMIES OF SCALE. The Board noted that it was likely that PVA and the Series would achieve certain economies of scale with respect to covering certain fixed costs as the assets grew. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

                          THE PHOENIX EDGE SERIES FUND
          BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND
                           SUBADVISORY AGREEMENTS FOR
       PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES (THE "SERIES")
                                  (CONTINUED)


SUBADVISORY AGREEMENT CONSIDERATIONS

         NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services to be provided by the Subadvisor to the Series and its shareholders would be satisfactory. In addition, the Board received from the Subadvisor and reviewed substantial written information as requested. In the course of their deliberations and evaluation of materials, the Trustees considered, among other things the following factors: the Subadvisor, its current personnel (including particularly those personnel with responsibilities for providing investment and compliance services to the Series), and its financial condition, resources and investment process; the terms of the subadvisory agreement, including the standard of care and termination provisions; the scope and quality of the services that the Subadvisor would provide to the Series; the structure and rate of advisory fees payable to the Subadvisor by PVA, the methodology used by the Subadvisor in determining the compensation payable to portfolio managers and the competition for investment management talent; and the Subadvisor's compliance records. The Board's opinion was based upon the extensive experience of the Subadvisor and the portfolio managers and the experience the Subadvisor had as the previous advisor for the Series. With respect to portfolio manager compensation, the Board noted that a primary factor in the Subadvisor's determination of the amount of bonus compensation to portfolio managers was the relative investment performance of the funds that they managed which would align their interests with those of the Series' shareholders. The Board also considered the adequacy of the Subadvisor's compliance program, based on the information provided by the Subadvisor.

         INVESTMENT PERFORMANCE. The Board placed emphasis on the investment performance of the Series in view of its importance to the shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Series prepared by Lipper Financial Services ("Lipper"), which was furnished for the contract renewal process. The Lipper report showed the investment performance of the Series' shares for 1, 3, 5 and 10 year periods ended September 30, 2006 and the year-to-date period ended September 30, 2006. In addition, the Board considered the Fund performance supplement, which showed the investment performance of the Series shares for the one and three-year periods ended March 30, 2007 and the quarter ended March 30, 2007. The Board reviewed the investment performance of the Series, along with comparative performance information given for a peer group of funds and a relevant market index. The Board noted that the Series had outperformed the index and the Lipper peer group average for all periods as of September 30, 2006. The Series was ranked number one for the 5 and 10 year periods and was in the top half of its peer group for the other periods. The Series was ranked 3rd out of 55 for its peer group for the year ended September 30, 2006.

         PROFITABILITY. The Board noted that the subadvisory fee is paid by PVA and not by the Series and that the profitability of the Subadvisor was not a material consideration.

         SUBADVISORY FEE. The Board did not receive comparative fee information of subadvisory fees but noted that the subadvisory fee is paid by PVA and not by the Series.

         ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to the Series' shareholders, but noted that any economies would most likely be generated at the advisor level and not necessarily at the subadvisor level.

THE PHOENIX EDGE SERIES FUND
101 Munson Street
Greenfield, MA 01301


BOARD OF TRUSTEES
Frank M. Ellmer, CPA
John A. Fabian
Roger A. Gelfenbien
Eunice S. Groark
Frank E. Grzelecki
John R. Mallin
Philip R. McLoughlin
Philip K. Polkinghorn

EXECUTIVE OFFICERS
Philip R. McLoughlin, Chairman
W. Patrick Bradley, Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer
Philip K. Polkinghorn, President
Gina C. O'Connell, Senior Vice President
Nancy G. Curtiss, Vice President
Marc Baltuch, Vice President and Assistant Secretary
Kathleen A. McGah, Vice President, Chief Legal
  Officer, Counsel and Secretary

INVESTMENT ADVISORS
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

Duff & Phelps Investment Management Co.
55 East Monroe Street, Suite 3600
Chicago, IL 60603

Phoenix Variable Advisors, Inc.
One American Row
Hartford, CT 06102-5056

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

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


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


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

[GRAPHIC OMITTED]
PHOENIX

                                                                    ------------
                                                                      PRSRT STD
                                                                    U.S. Postage
                                                                        PAID
                                                                       Andrew
                                                                     Associates
                                                                    ------------


PHOENIX LIFE INSURANCE COMPANY
PO Box 22012
Albany, NY 12201-2012

--------------------------------------------------------------------------------





NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

Phoenix Life Insurance Company
A member of The Phoenix Companies, Inc.
phoenixwm.com

BPD32590
G0144SAR (C) 2007 The Phoenix Companies, Inc.                               7-07


ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications  pursuant to Rule  30a-2(b) under the  1940  Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(registrant)               The Phoenix Edge Series Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Philip K. Polkinghorn
                         -------------------------------------------------------
                           Philip K. Polkinghorn, President
                           (principal executive officer)

Date                       September 5, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Philip K. Polkinghorn
                         -------------------------------------------------------
                           Philip K. Polkinghorn, President
                           (principal executive officer)

Date                       September 5, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Vice President, Chief
                           Financial Officer, Treasurer and Principal
                           Accounting Officer
                           (principal financial officer)

Date                       September 5, 2007
    ----------------------------------------------------------------------------


 * Print the name and title of each signing officer under his or her signature.